UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08274
MassMutual Select Funds
(Exact name of registrant as specified in charter)
1295 State Street, Springfield, MA		01111
(Address of principal executive offices)		(Zip code)

Frederick C. Castellani 1295 State Street, Springfield, MA 01111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		413-788-8411

Date of fiscal year end:	12/31/2005

Date of reporting period:	3/31/2005

Item 1. Schedule of Investments.

MassMutual Select Strategic Bond Fund — Portfolio of Investments

March 31, 2005 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES - 0.0%
Automotive & Parts
General Motors Corp. Series B, Convertible Preferred	1,000	$18,680

TOTAL EQUITIES (Cost $18,865)		18,680

		Principal
		Amount	Market Value
BONDS & NOTES — 94.2%
CORPORATE DEBT — 16.4%
Altria Group, Inc.
7.000%	11/04/2013	$185,000	$198,511
Amerada Hess Corp.
7.300%	08/15/2031	130,000	146,598
Anadarko Finance Co.
7.500%	05/01/2031	100,000	122,702
Anheuser-Busch Cos., Inc.
4.950%	01/15/2014	70,000	70,193
AOL Time Warner, Inc.
6.875%	05/01/2012	155,000	169,273
AOL Time Warner, Inc.
7.700%	05/01/2032	145,000	172,143
Apache Finance Canada Corp.
4.375%	05/15/2015	155,000	147,851
Bank of America Corp.
3.875%	01/15/2008	225,000	222,099
Banque Paribas/New York
6.875%	03/01/2009	110,000	118,945
ChevronTexaco Capital Co.
3.500%	09/17/2007	150,000	147,643
Citigroup, Inc.
4.125%	02/22/2010	240,000	233,365
Comcast Corp.
6.500%	01/15/2015	245,000	262,241
Conoco, Inc.
6.950%	04/15/2029	175,000	208,605
Cox Communications, Inc.
3.875%	10/01/2008	75,000	72,418
Credit Suisse First Boston USA, Inc.
4.625%	01/15/2008	100,000	100,450
DaimlerChrysler NA Holding Corp.
4.050%	06/04/2008	150,000	145,671
Deutsche Telekom International Finance BV
5.250%	07/22/2013	50,000	50,143
Deutsche Telekom International Finance BV
8.250%	06/15/2005	300,000	302,894
Devon Energy Corp.
7.950%	04/15/2032	135,000	170,208
Dominion Resources, Inc.
5.700%	09/17/2012	120,000	124,443
Duke Energy Corp.
5.625%	11/30/2012	145,000	149,152

1

Eastman Kodak Co.
7.250%	11/15/2013	$30,000	$31,363
EL Paso Corp.
7.800%	08/01/2031	12,000	11,280
El Paso Natural Gas Co.
8.375%	06/15/2032	79,000	86,800
FirstEnergy Corp. Series B
6.450%	11/15/2011	70,000	73,853
FirstEnergy Corp. Series C
7.375%	11/15/2031	155,000	175,569
Ford Motor Co.(†)
7.450%	07/16/2031	90,000	81,413
Ford Motor Credit Co.
7.375%	10/28/2009	335,000	336,464
General Electric Capital Corp.
4.250%	01/15/2008	185,000	184,310
General Motors Acceptance Corp.
5.625%	05/15/2009	380,000	346,664
General Motors Acceptance Corp.
6.125%	02/01/2007	10,000	9,835
General Motors Acceptance Corp.(†)
6.125%	08/28/2007	90,000	87,760
General Motors Acceptance Corp.
6.150%	04/05/2007	30,000	29,428
General Motors Acceptance Corp.
7.750%	01/19/2010	60,000	57,630
General Motors Corp.
8.375%	07/05/2033	40,000	45,172
General Motors Corp.(†)
8.375%	07/15/2033	100,000	85,573
Goldman Sachs Group, Inc.
4.125%	01/15/2008	175,000	173,525
HCA, Inc.
5.750%	03/15/2014	110,000	104,995
HCA, Inc.
6.375%	01/15/2015	170,000	168,749
Household Finance Corp. Series MTN
4.125%	11/16/2009	245,000	238,218
International Paper Co.
5.500%	01/15/2014	75,000	76,299
Kraft Foods, Inc.
5.625%	11/01/2011	140,000	145,265
Lehman Brothers Holdings, Inc.
4.000%	01/22/2008	125,000	123,377
Morgan Stanley
3.625%	04/01/2008	200,000	195,308
OAO Gazprom(††)
9.625%	03/01/2013	20,000	22,850
Oncor Electric Delivery Co.
6.375%	01/15/2015	45,000	48,486
Pacific Gas & Electric Co.
6.050%	03/01/2034	110,000	112,950
Sprint Capital Corp.
6.000%	01/15/2007	310,000	318,673

2

Tenet Healthcare Corp.(††)
9.250%	02/01/2015	$244,000	$243,390
Tyco International Group SA
6.000%	11/15/2013	230,000	241,487
Tyco International Group SA
6.375%	10/15/2011	115,000	122,768
Verizon Global Funding Corp.
7.375%	09/01/2012	170,000	192,855
Waste Management, Inc.
6.375%	11/15/2012	115,000	124,547
Wells Fargo & Co.
4.200%	01/15/2010	115,000	112,444
Weyerhaeuser Co.
6.750%	03/15/2012	245,000	269,093
Williams Cos., Inc.
7.750%	06/15/2031	210,000	226,800
XTO Energy, Inc.
6.250%	04/15/2013	115,000	123,543

TOTAL CORPORATE DEBT (Cost $8,556,486)			8,364,284

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.1%
Collateralized Mortgage Obligations
MSDWCC Heloc Trust, Series 2005-1, Class A
3.040%	07/25/2017	69,828	69,828

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $69,828)			69,828

SOVEREIGN DEBT OBLIGATIONS — 11.0%

Bundesobligation
3.250%	04/17/2009	1,100,000	1,443,011
Canada Government
4.000%	12/01/2031	219,055	253,527
Commonwealth of Australia
5.250%	08/15/2010	320,000	242,779
Republic of Brazil
3.125%	04/15/2012	52,942	49,702
Republic of Brazil
8.000%	04/15/2014	167,120	165,448
Republic of Brazil
10.125%	05/15/2027	130,000	136,500
Republic of Brazil
11.000%	08/17/2040	40,000	44,520
Republic of Brazil
14.500%	10/15/2009	170,000	213,520
Republic of Bulgaria(††)
8.250%	01/15/2015	110,000	133,100
Republic of Colombia
10.500%	07/09/2010	40,000	44,000

3

Republic of Colombia
11.750%	02/25/2020		$60,000		$71,400
Republic of Germany
4.250%	01/04/2014		700,000		955,687
Republic of Hungary
8.250%	10/12/2009	HUF	42,960,000	HUF	233,149
Republic of Panama
9.625%	02/08/2011		$20,000		22,600
Republic of Panama
10.750%	05/15/2020		80,000		99,200
Republic of Peru
5.000%	03/07/2017		85,000		79,475
Republic of Peru
8.750%	11/21/2033		30,000		31,200
Russian Federation
5.000%	03/31/2030		560,000		573,720
United Mexican States
7.500%	04/08/2033		590,000		625,400
United Mexican States
8.375%	01/14/2011		190,000		216,220

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $5,764,321)					5,634,158

U.S. GOVERNMENT AGENCY OBLIGATIONS — 21.2%
Federal Home Loan Mortgage Corporation (FHLMC) — 1.6%
Pass-Through Securities
Federal Home Loan Bank
4.400%	03/17/2010		60,000		59,418
FHLMC
3.625%	02/15/2008		50,000		49,312
FHLMC TBA
5.000%	04/01/2020		400,000		399,938
FHLMC TBA
5.500%	04/01/2020		300,000		305,836
Total Pass-Through Securities					814,504

Federal National Mortgage Association (FNMA) — 8.6%
Pass-Through Securities
FNMA(*)
2.530%	04/01/2005		150,000		150,000
FNMA(*)
2.560%	04/01/2005		400,000		400,000
FNMA
2.950%	06/29/2005		170,000		168,760
FNMA
3.310%	01/26/2007		110,000		108,533
FNMA TBA
5.000%	04/01/2035		500,000		488,984
FNMA TBA
5.500%	04/01/2035		400,000		400,594

4

FNMA TBA
6.000%	04/01/2035	$1,300,000	$1,328,234
FNMA TBA
6.500%	04/01/2035	1,300,000	1,348,953
Total Pass-Through Securities			4,394,058

Government National Mortgage Association (GNMA) — 11.0%
Pass-Through Securities
GNMA TBA
5.000%	04/01/2035	1,500,000	1,479,141
GNMA TBA
6.000%	04/01/2035	3,100,000	3,182,586
GNMA TBA
6.500%	04/01/2035	900,000	939,375
Total Pass-Through Securities			5,601,102

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $10,826,947)			10,809,664

U.S. TREASURY OBLIGATIONS — 45.5%
U.S. Treasury Bonds — 10.6%
U.S. Treasury Bond(†)
5.375%	02/15/2031	2,670,000	2,911,552
U.S. Treasury Bond
6.250%	05/15/2030	710,000	853,664
U.S. Treasury Inflation Index
1.625%	01/15/2015	109,852	108,238
U.S. Treasury Inflation Index
2.375%	01/15/2025	1,416,268	1,524,258
Total U.S. Treasury Bonds			5,397,712

U.S. Treasury Notes — 34.3%
U.S. Treasury Inflation Index
3.375%	01/15/2007	60,178	63,178
U.S. Treasury Inflation Index
3.625%	01/15/2008	35,410	38,104
U.S. Treasury Inflation Index
87.500%	04/15/2010	2,979,418	2,915,872
U.S. Treasury Note(†)
1.875%	12/31/2005	50,000	49,481
U.S. Treasury Note
3.000%	12/31/2006	12,440,000	12,282,557
U.S. Treasury Note(†)
3.125%	01/31/2007	120,000	118,650
U.S. Treasury Note
3.375%	02/15/2008	110,000	108,350
U.S. Treasury Note
3.625%	01/15/2010	50,000	48,805
U.S. Treasury Note
4.000%	03/15/2010	1,010,000	1,002,188
U.S. Treasury Note(†)
4.000%	02/15/2015	930,000	893,817
Total U.S. Treasury Notes			17,521,002

5

U.S. Treasury Strips — 0.6%
U.S. Treasury Strips
0.000%	11/15/2021	$640,000	$281,518

TOTAL U.S. TREASURY OBLIGATIONS (Cost $23,343,098)			23,200,232

TOTAL BONDS & NOTES (Cost $48,560,680)			48,078,166

	Principal
	Amount	Market Value
OPTIONS — 0.1%
90 Day Eurodollar Futures, June 2005 Call, Expires 6/13/2005, Strike 96	$12,500	$6,062
90 Day Eurodollar Futures, September 2005 Call, Expires 9/19/2005, Strike 96	37,500	5,625
90 Day Eurodollar Futures, September 2005 Call, Expires 9/19/2005, Strike 96.25	2,500	156
90 Day Eurodollar Futures, September 2005 Call, Expires 9/19/2005, Strike 96.50	2,500	62
90 Day Eurodollar Futures, September 2005 Put, Expires 9/19/2005, Strike 95.00	2,500	13
Euro-BOBL Futures, June 2005 Call, Expires 6/10/2005, Strike 95	10,000	5,400
Euro-BOBL Futures, May 2005 Call, Expires 5/13/2005, Strike 95	7,500	3,938
U.S. Long Bond Futures, June 2005 Call, Expires 5/20/2005, Strike 105	14,000	30,625

TOTAL OPTIONS (Cost $63,620)		51,881

TOTAL LONG TERM INVESTMENTS (Cost $48,643,165)		48,148,727

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 17.7%
Cash Equivalents — 6.6%(**)
Bank of America Bank Note
2.540%	06/01/2005	$102,241	$102,241
Bank of America Bank Note
2.770%	04/18/2005	55,053	55,053
Bank of America Bank Note
2.800%	06/09/2005	55,053	55,053
Bank of America Bank Note
2.820%	05/16/2005	78,640	78,640
Barclays Eurodollar Time Deposit
2.785%	04/22/2005	31,459	31,459
Barclays Eurodollar Time Deposit
2.785%	04/25/2005	39,500	39,500

6

Barclays Eurodollar Time Deposit
2.950%	06/14/2005	$78,647	$78,647
BGI Institutional Money Market Fund		314,586	314,586
BNP Paribas Eurodollar Time Deposit
2.780%	04/19/2005	55,053	55,053
Calyon Eurodollar Time Deposit
2.770%	04/21/2005	39,047	39,047
Calyon Eurodollar Time Deposit
2.770%	04/28/2005	106,266	106,266
Canadian Imperial Bank of Commerce Bank Note
3.020%	05/18/2005	157,293	157,293
Citigroup Eurodollar Time Deposit
2.640%	04/01/2005	107,721	107,721
Citigroup Eurodollar Time Deposit
2.870%	06/06/2005	39,323	39,323
Citigroup Eurodollar Time Deposit
2.920%	06/14/2005	157,293	157,293
Den Danske Bank Eurodollar Time Deposit
2.844%	04/01/2005	55,150	55,150
Federal Home Loan Bank Discount Note
2.725%	04/22/2005	109,800	109,800
Fortis Bank Eurodollar Time Deposit
2.440%	04/14/2005	78,647	78,647
Fortis Bank Eurodollar Time Deposit
2.780%	04/26/2005	55,512	55,512
Fortis Bank Eurodollar Time Deposit
2.800%	04/06/2005	102,241	102,241
Freddie Mac Discount Note
2.728%	05/02/2005	40,483	40,483
Freddie Mac Discount Note
2.740%	05/03/2005	89,657	89,657
General Electric Capital Corp.
2.646%	04/04/2005	37,472	37,472
General Electric Capital Corp.
2.656%	04/04/2005	109,030	109,030
Goldman Sachs Financial Square Prime Obligations Fund		35,878	35,878
Keybank Eurodollar Time Deposit
2.844%	04/01/2005	94,376	94,376
Merrill Lynch Premier Institutional Money Market Fund		75,013	75,013
Merrimac Cash Fund, Premium Class		160,294	160,294
Morgan Stanley Dean Witter & Co.
2.955%	07/19/2005	157,293	157,293
Rabobank Nederland Eurodollar Time Deposit
2.750%	04/27/2005	42,912	42,912
Royal Bank of Canada Eurodollar Time Deposit
2.790%	04/29/2005	78,647	78,647
Royal Bank of Scotland Eurodollar Time Deposit
2.800%	05/02/2005	157,293	157,293

7

The Bank of the West Eurodollar Time Deposit
2.790%	04/22/2005	$55,053	$55,053
Toronto Dominion Bank Eurodollar Time Deposit
2.840%	05/09/2005	43,416	43,416
Toronto Dominion Bank Eurodollar Time Deposit
3.010%	06/24/2005	26,654	26,654
UBS AG Eurodollar Time Deposit
2.805%	05/03/2005	55,053	55,053
Wells Fargo Eurodollar Time Deposit
2.760%	04/07/2005	107,572	107,572
Wells Fargo Eurodollar Time Deposit
2.780%	04/20/2005	58,985	58,985
Wells Fargo Eurodollar Time Deposit
2.780%	04/21/2005	23,717	23,717
Wells Fargo Eurodollar Time Deposit
2.790%	04/12/2005	11,267	11,267
Wells Fargo Eurodollar Time Deposit
2.800%	05/05/2005	71,572	71,572
			3,350,162

Repurchase Agreement — 11.1%
Investors Bank & Trust Company Repurchase Agreement, dated 3/31/2005, 2.02%, due 04/01/2005(a)		5,673,141	5,673,141

TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)			9,023,303

TOTAL INVESTMENTS — 112.0% (Cost $57,666,468)(***)			$57,172,030

Other Assets/(Liabilities) — (12.0%)			(6,139,138)

NET ASSETS — 100.0%			$51,032,892

Notes to Portfolio of Investments
HUF - Hungarian Forint
TBA - To be announced

(*)	This security is held as collateral for open futures contracts. (Note 2).

(**)	Represents investments of security lending collateral. (Note 2).

(***)	See Note 3 for aggregate cost for Federal tax purposes.

(†)	Denotes all or a portion of security on loan.

(††)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(a)

Maturity value $5,673,460. Collateralized by U.S. Government Agency obligation with a rate of 5.125%, maturity date of 01/25/2028, and an aggregate market value, including accrued interest, of $5,956,798.

The accompanying notes are an integral part of the financial statements.

8

MassMutual Select Diversified Value Fund — Portfolio of Investments

March 31, 2005 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES - 99.5%
Advertising — 0.5%
Interpublic Group of Companies, Inc.(*) (†)	85,100	$1,045,028

Aerospace & Defense — 1.4%
Boeing Co.	25,000	1,461,500
Goodrich Corp.	33,900	1,298,031
		2,759,531

Apparel, Textiles & Shoes — 1.3%
Limited Brands	49,500	1,202,850
Liz Claiborne, Inc.	20,000	802,600
Nordstrom, Inc.	11,100	614,718
		2,620,168

Automotive & Parts — 2.5%
American Axle & Manufacturing Holdings, Inc.(†)	15,700	384,650
Autoliv, Inc.(†)	32,300	1,539,095
BorgWarner, Inc.	16,200	788,616
Dana Corp.	39,600	506,484
Lear Corp.(†)	21,800	967,048
Magna International, Inc. Cl. A	11,800	789,420
		4,975,313

Banking, Savings & Loans — 20.2%
Bank of America Corp.	168,000	7,408,800
Citigroup, Inc.	185,800	8,349,852
Comerica, Inc.	22,600	1,244,808
Fannie Mae	18,500	1,007,325
Freddie Mac	32,900	2,079,280
JP Morgan Chase & Co.	160,688	5,559,805
KeyCorp	43,000	1,395,350
National City Corp.	43,600	1,460,600
SunTrust Banks, Inc.	24,500	1,765,715
U.S. Bancorp	92,900	2,677,378
Wachovia Corp.	63,200	3,217,512
Washington Mutual, Inc.	49,400	1,951,300
Wells Fargo & Co.	44,600	2,667,080
		40,784,805

Broadcasting, Publishing & Printing — 2.7%
Comcast Corp. Cl. A(*)	61,700	2,084,226
Time Warner, Inc.(*)	172,425	3,026,059
Viacom, Inc. Cl. B	9,800	341,334
		5,451,619

Building Materials & Construction — 0.9%
Martin Marietta Materials, Inc.	8,500	475,320
Masco Corp.	23,100	800,877
Vulcan Materials Co.(†)	9,700	551,251
		1,827,448

1

Chemicals — 1.7%
Ashland, Inc.	9,300	$627,471
Dow Chemical Co.	6,500	324,025
Du Pont (E.I.) de Nemours & Co.	8,200	420,168
Hercules, Inc.(*)	32,500	470,600
Monsanto Co.	8,500	548,250
PPG Industries, Inc.	15,900	1,137,168
		3,527,682

Communications — 1.8%
ADC Telecommunications, Inc.(*)	246,400	490,336
Nortel Networks Corp.(*)	180,400	492,492
SBC Communications, Inc.	75,500	1,788,595
Tellabs, Inc.(*)	111,800	816,140
		3,587,563

Computer Related Services — 0.3%
Ingram Micro, Inc. Cl. A(*)	40,500	675,135

Computers & Information — 0.9%
International Business Machines Corp.	8,000	731,040
Solectron Corp.(*)	146,275	507,574
Tech Data Corp.(*)	17,200	637,432
		1,876,046

Computers & Office Equipment — 2.3%
Electronic Data Systems Corp.	60,400	1,248,468
Hewlett-Packard Co.	150,752	3,307,499
		4,555,967

Containers — 0.4%
Smurfit-Stone Container Corp.	52,900	818,363

Electric Utilities — 4.7%
Alliant Energy Corp.	25,100	672,178
American Electric Power Co.(†)	40,500	1,379,430
CMS Energy Corp.(*)	38,200	498,128
Constellation Energy Group, Inc.	32,300	1,669,910
Edison International(†)	49,100	1,704,752
Entergy Corp.	20,700	1,462,662
Northeast Utilities	40,600	782,362
PPL Corp.	24,400	1,317,356
		9,486,778

Electrical Equipment & Electronics — 7.2%
Agere Systems, Inc. Cl. A(*)	215,000	307,450
Arrow Electronics, Inc.(*)	34,100	864,435
Celestica, Inc.(*) (†)	55,700	752,507
Flextronics International Limited(*)	53,700	646,548
General Electric Co.	300,000	10,818,000
Hubbell, Inc. Cl. B(†)	16,300	832,930
Sanmina-SCI Corp.(*) (†)	42,500	221,850
		14,443,720

2

Energy — 13.3%
BP PLC Sponsored ADR(United Kingdom)	16,900	$1,054,560
ChevronTexaco Corp.	86,200	5,026,322
ConocoPhillips	35,247	3,801,036
Exxon Mobil Corp.	195,100	11,627,960
Marathon Oil Corp.	42,700	2,003,484
Occidental Petroleum Corp.	25,250	1,797,042
Sempra Energy(†)	31,800	1,266,912
Xcel Energy, Inc.	19,900	341,882
		26,919,198

Entertainment & Leisure — 0.2%
The Walt Disney Co.	11,900	341,887

Financial Services — 5.2%
Bear Stearns Companies, Inc.	11,500	1,148,850
Countrywide Financial Corp.	47,600	1,545,096
The Goldman Sachs Group, Inc.	15,600	1,715,844
Huntington Bancshares, Inc.(†)	50,800	1,214,120
Lehman Brothers Holdings, Inc.	18,200	1,713,712
Merrill Lynch & Co., Inc.	23,200	1,313,120
Morgan Stanley	32,300	1,849,175
		10,499,917

Foods — 1.5%
Archer-Daniels-Midland Co.(†)	72,700	1,786,966
The Kroger Co.(*)	40,600	650,818
Safeway, Inc.(*)	34,100	631,873
		3,069,657

Forest Products & Paper — 2.1%
Georgia-Pacific Corp.	43,200	1,533,168
International Paper Co.	42,200	1,552,538
MeadWestvaco Corp.	35,800	1,139,156
		4,224,862

Healthcare — 0.4%
GlaxoSmithKline PLC ADR (United Kingdom)	18,700	858,704

Home Construction, Furnishings & Appliances — 0.6%
Leggett & Platt, Inc.	39,000	1,126,320

Household Products — 1.6%
Corning, Inc.(*)	79,050	879,826
Newell Rubbermaid, Inc.	56,700	1,243,998
Unilever NV NY Shares (Netherlands)(†)	16,200	1,108,404
		3,232,228

3

Industrial - Diversified — 2.4%
Cooper Industries Limited Cl. A	17,200	$1,230,144
Eaton Corp.	23,600	1,543,440
Textron, Inc.(†)	21,000	1,567,020
Tyco International Limited	17,200	581,360
		4,921,964

Insurance — 6.3%
ACE Limited	11,000	453,970
Allstate Corp.	29,400	1,589,364
American International Group, Inc.	11,900	659,379
Chubb Corp.(†)	16,200	1,284,174
Genworth Financial, Inc. Cl. A	28,600	787,072
The Hartford Financial Services Group, Inc.(†)	25,600	1,755,136
Metlife, Inc.	33,300	1,302,030
MGIC Investment Corp.	13,700	844,879
PartnerRe Limited	6,500	419,900
Prudential Financial, Inc.	24,900	1,429,260
St. Paul Travelers Companies	33,024	1,212,972
XL Capital Limited Cl. A(†)	13,700	991,469
		12,729,605

Metals & Mining — 2.0%
Alcoa, Inc.	10,300	313,017
Crane Co.	16,500	475,035
Nucor Corp.	20,400	1,174,224
United States Steel Corp.(†)	33,900	1,723,815
Worthington Industries, Inc.	14,000	269,920
		3,956,011

Pharmaceuticals — 1.8%
Abbott Laboratories	4,800	223,776
Bristol-Myers Squibb Co.	22,300	567,758
Medco Health Solutions, Inc.(*) (†)	35,000	1,734,950
Merck & Co., Inc.	32,600	1,055,262
		3,581,746

Prepackaged Software — 1.2%
Microsoft Corp.	97,700	2,361,409

Restaurants — 1.2%
McDonald’s Corp.	78,000	2,428,920

Retail — 1.8%
Federated Department Stores, Inc.	23,600	1,501,904
Office Depot, Inc.(*)	50,800	1,126,744
Target Corp.	19,700	985,394
		3,614,042

Telephone Utilities — 3.1%
BellSouth Corp.	22,800	599,412
Sprint Corp. (FON Group)(†)	108,250	2,462,688
Verizon Communications, Inc.	92,900	3,297,950
		6,360,050

4

Tobacco — 3.5%
Altria Group, Inc.	84,600	$5,531,994
UST, Inc.(†)	27,900	1,442,430
		6,974,424

Transportation — 2.5%
Burlington Northern Santa Fe Corp.	38,600	2,081,698
CSX Corp.	30,400	1,266,160
Norfolk Southern Corp.	45,500	1,685,775
		5,033,633

TOTAL EQUITIES (Cost $165,127,114)		200,669,743

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 13.0%
Cash Equivalents — 12.6%(**)
Bank of America Bank Note
2.540%	06/01/2005	$777,958	$777,958
Bank of America Bank Note
2.770%	04/18/2005	418,901	418,901
Bank of America Bank Note
2.800%	06/09/2005	418,901	418,901
Bank of America Bank Note
2.820%	05/16/2005	598,429	598,429
Barclays Eurodollar Time Deposit
2.785%	04/22/2005	239,372	239,372
Barclays Eurodollar Time Deposit
2.785%	04/25/2005	300,562	300,562
Barclays Eurodollar Time Deposit
2.950%	06/14/2005	598,429	598,429
BGI Institutional Money Market Fund		2,393,718	2,393,718
BNP Paribas Eurodollar Time Deposit
2.780%	04/19/2005	418,901	418,901
Calyon Eurodollar Time Deposit
2.770%	04/21/2005	297,105	297,105
Calyon Eurodollar Time Deposit
2.770%	04/28/2005	808,585	808,585
Canadian Imperial Bank of Commerce Bank Note
3.020%	05/18/2005	1,196,859	1,196,859
Citigroup Eurodollar Time Deposit
2.640%	04/01/2005	819,658	819,658
Citigroup Eurodollar Time Deposit
2.870%	06/06/2005	299,215	299,215
Citigroup Eurodollar Time Deposit
2.920%	06/14/2005	1,196,859	1,196,859
Den Danske Bank Eurodollar Time Deposit
2.844%	04/01/2005	419,643	419,643
Federal Home Loan Bank Discount Note
2.725%	04/22/2005	835,476	835,476
Fortis Bank Eurodollar Time Deposit
2.440%	04/14/2005	598,429	598,429

5

Fortis Bank Eurodollar Time Deposit
2.780%	04/26/2005	$422,395	$422,395
Fortis Bank Eurodollar Time Deposit
2.800%	04/06/2005	777,958	777,958
Freddie Mac Discount Note
2.728%	05/02/2005	308,038	308,038
Freddie Mac Discount Note
2.740%	05/03/2005	682,210	682,210
General Electric Capital Corp.
2.646%	04/04/2005	285,126	285,126
General Electric Capital Corp.
2.656%	04/04/2005	829,616	829,616
Goldman Sachs Financial Square Prime Obligations Fund		273,002	273,002
Keybank Eurodollar Time Deposit
2.844%	04/01/2005	718,115	718,115
Merrill Lynch Premier Institutional Money Market Fund		570,784	570,784
Merrimac Cash Fund, Premium Class		1,219,693	1,219,693
Morgan Stanley Dean Witter & Co.
2.955%	07/19/2005	1,196,859	1,196,859
Rabobank Nederland Eurodollar Time Deposit
2.750%	04/27/2005	326,516	326,516
Royal Bank of Canada Eurodollar Time Deposit
2.790%	04/29/2005	598,429	598,429
Royal Bank of Scotland Eurodollar Time Deposit
2.800%	05/02/2005	1,196,859	1,196,859
The Bank of the West Eurodollar Time Deposit
2.790%	04/22/2005	418,901	418,901
Toronto Dominion Bank Eurodollar Time Deposit
2.840%	05/09/2005	330,354	330,354
Toronto Dominion Bank Eurodollar Time Deposit
3.010%	06/24/2005	202,812	202,812
UBS AG Eurodollar Time Deposit
2.805%	05/03/2005	418,901	418,901
Wells Fargo Eurodollar Time Deposit
2.760%	04/07/2005	818,524	818,524
Wells Fargo Eurodollar Time Deposit
2.780%	04/20/2005	448,822	448,822
Wells Fargo Eurodollar Time Deposit
2.780%	04/21/2005	180,461	180,461
Wells Fargo Eurodollar Time Deposit
2.790%	04/12/2005	85,729	85,729
Wells Fargo Eurodollar Time Deposit
2.800%	05/05/2005	544,600	544,600
			25,491,704

6

Repurchase Agreement — 0.4%
Investors Bank & Trust Company Repurchase Agreement, dated 3/31/2005, 2.02%, due 04/01/2005(a)	$766,432	$766,432

TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)		26,258,136

TOTAL INVESTMENTS — 112.5% (Cost $191,385,250)(***)		$226,927,879

Other Assets/(Liabilities) — (12.5%)		(25,206,452)

NET ASSETS — 100.0%		$201,721,427

Notes to Portfolio of Investments
ADR - American Depository Receipt.

(*)	Non-income producing security.
(**)	Represents investments of security lending collateral. (Note 2).
(***)	See Note 3 for aggregate cost for Federal tax purposes.
(†)	Denotes all or a portion of security on loan.
(a)	Maturity value of $766,475. Collaterized by U.S. Government Agency obligation with a rate of 3.500%, maturity date of 08/20/2032, and aggregate market value, including accrued interest, of $804,754.

The accompanying notes are an integral part of the financial statements.

7

MassMutual Select Fundamental Value Fund — Portfolio of Investments

March 31, 2005 (Unaudited)

	Number of Shares	Market Value
EQUITIES - 97.1%
Aerospace & Defense — 1.4%
General Dynamics Corp.	116,600	$12,482,030

Air Transportation — 1.2%
Southwest Airlines Co.	794,300	11,310,832

Apparel, Textiles & Shoes — 1.1%
Nike, Inc. Cl. B	126,400	10,530,384

Automotive & Parts — 0.6%
Lear Corp.(†)	115,500	5,123,580

Banking, Savings & Loans — 16.6%
Bank of America Corp.	758,100	33,432,210
Citigroup, Inc.	903,800	40,616,772
Golden West Financial Corp.	151,700	9,177,850
JP Morgan Chase & Co.	721,136	24,951,306
National City Corp.	520,200	17,426,700
SunTrust Banks, Inc.	128,700	9,275,409
Washington Mutual, Inc.	116,100	4,585,950
Wells Fargo & Co.	224,500	13,425,100
		152,891,297

Beverages — 1.0%
PepsiCo, Inc.	166,300	8,818,889

Broadcasting, Publishing & Printing — 4.2%
Comcast Corp. Cl. A(*)	457,300	15,447,594
Gannett Co., Inc.	102,600	8,113,608
Time Warner, Inc.(*)	876,500	15,382,575
		38,943,777

Chemicals — 3.6%
Dow Chemical Co.	217,000	10,817,450
Du Pont (E.I.) de Nemours & Co.	389,400	19,952,856
Huntsman Corp.(*)	101,400	2,364,648
		33,134,954

Commercial Services — 0.5%
Manpower, Inc.	105,200	4,578,304

Communications — 2.6%
Nokia Oyj Sponsored ADR (Finland)(*) (†)	574,100	8,858,363
SBC Communications, Inc.	301,000	7,130,690
Scientific-Atlanta, Inc.(†)	292,600	8,257,172
		24,246,225

Computer Integrated Systems Design — 1.6%
Teradyne, Inc.(*) (†)	1,038,800	15,166,480

1

Cosmetics & Personal Care — 1.2%
Kimberly-Clark Corp.	168,100	$11,049,213

Electric Utilities — 8.0%
Constellation Energy Group, Inc.	93,300	4,823,610
Dominion Resources, Inc.(†)	153,850	11,451,056
Entergy Corp.	157,300	11,114,818
Exelon Corp.	438,000	20,099,820
PPL Corp.	168,600	9,102,714
Progress Energy, Inc.(†)	92,600	3,884,570
SCANA Corp.	101,100	3,864,042
TXU Corp.	119,400	9,507,822
		73,848,452

Electrical Equipment & Electronics — 3.4%
Emerson Electric Co.	168,900	10,966,677
Intel Corp.	387,600	9,003,948
Rockwell Automation, Inc.	201,900	11,435,616
		31,406,241

Energy — 11.9%
ConocoPhillips	227,800	24,565,952
Exxon Mobil Corp.	837,700	49,926,920
GlobalSantaFe Corp.(†)	578,400	21,423,936
Shell Transport & Trading Co. PLC(†)	259,400	14,100,984
		110,017,792

Financial Services — 4.1%
The Goldman Sachs Group, Inc.	180,200	19,820,198
Morgan Stanley	168,600	9,652,350
PNC Financial Services Group, Inc.	159,800	8,226,504
		37,699,052

Foods — 1.0%
Kellogg Co.	219,100	9,480,457

Industrial - Diversified — 2.0%
Illinois Tool Works, Inc.(†)	115,200	10,313,856
Tyco International Limited	253,900	8,581,820
		18,895,676

Insurance — 5.0%
ACE Limited	173,000	7,139,710
Chubb Corp.	113,400	8,989,218
Principal Financial Group, Inc.	242,300	9,326,127
WellPoint, Inc.(*)	166,700	20,895,845
		46,350,900

Machinery & Components — 3.7%
Caterpillar, Inc.(†)	315,700	28,867,608
Parker-Hannifin Corp.	81,600	4,971,072
		33,838,680

2

Manufacturing — 1.7%
Applied Materials, Inc.(*)		514,300	$8,357,375
Lam Research Corp.(*) (†)		240,800	6,949,488
			15,306,863

Medical Supplies — 2.2%
Baxter International, Inc.		351,600	11,947,368
Beckman Coulter, Inc.		126,300	8,392,635
			20,340,003

Metals & Mining — 3.9%
Alcoa, Inc.		855,800	26,007,762
Precision Castparts Corp.		132,200	10,180,722
			36,188,484

Pharmaceuticals — 4.7%
Pfizer, Inc.		614,220	16,135,559
Watson Pharmaceutical, Inc.(*) (†)		325,000	9,987,250
Wyeth		417,600	17,614,368
			43,737,177

Restaurants — 3.1%
McDonald’s Corp.		603,600	18,796,104
Wendy’s International, Inc.(†)		245,600	9,588,224
			28,384,328

Retail — 2.8%
CVS Corp.(†)		302,200	15,901,764
Dollar General Corp.		445,700	9,765,287
			25,667,051

Telephone Utilities — 2.2%
BellSouth Corp.		310,400	8,160,416
Sprint Corp. (FON Group) (†)		517,600	11,775,400
			19,935,816

Transportation — 1.8%
CSX Corp.		399,700	16,647,505

TOTAL EQUITIES (Cost $776,877,423)			896,020,442

		Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 14.3%
Cash Equivalents — 11.9%(**)
Bank of America Bank Note
2.540%	06/01/2005	$3,361,011	$3,361,011
Bank of America Bank Note
2.770%	04/18/2005	1,809,775	1,809,775
Bank of America Bank Note
2.800%	06/09/2005	1,809,778	1,809,778

3

Bank of America Bank Note
2.820%	05/16/2005	$2,585,393	$2,585,393
Barclays Eurodollar Time Deposit
2.785%	04/22/2005	1,034,157	1,034,157
Barclays Eurodollar Time Deposit
2.785%	04/25/2005	1,298,515	1,298,515
Barclays Eurodollar Time Deposit
2.950%	06/14/2005	2,585,393	2,585,393
BGI Institutional Money Market Fund		10,341,574	10,341,574
BNP Paribas Eurodollar Time Deposit
2.780%	04/19/2005	1,809,775	1,809,775
Calyon Eurodollar Time Deposit
2.770%	04/21/2005	1,283,584	1,283,584
Calyon Eurodollar Time Deposit
2.770%	04/28/2005	3,493,328	3,493,328
Canadian Imperial Bank of Commerce Bank Note
3.020%	05/18/2005	5,170,787	5,170,787
Citigroup Eurodollar Time Deposit
2.640%	04/01/2005	3,541,168	3,541,168
Citigroup Eurodollar Time Deposit
2.870%	06/06/2005	1,292,697	1,292,697
Citigroup Eurodollar Time Deposit
2.920%	06/14/2005	5,170,787	5,170,787
Den Danske Bank Eurodollar Time Deposit
2.844%	04/01/2005	1,812,981	1,812,981
Federal Home Loan Bank Discount Note
2.725%	04/22/2005	3,609,506	3,609,506
Fortis Bank Eurodollar Time Deposit
2.440%	04/14/2005	2,585,393	2,585,393
Fortis Bank Eurodollar Time Deposit
2.780%	04/26/2005	1,824,872	1,824,872
Fortis Bank Eurodollar Time Deposit
2.800%	04/06/2005	3,361,011	3,361,011
Freddie Mac Discount Note
2.728%	05/02/2005	1,330,815	1,330,815
Freddie Mac Discount Note
2.740%	05/03/2005	2,947,348	2,947,348
General Electric Capital Corp.
2.646%	04/04/2005	1,231,828	1,231,828
General Electric Capital Corp.
2.656%	04/04/2005	3,584,188	3,584,188
Goldman Sachs Financial Square Prime Obligations Fund		1,179,450	1,179,450
Keybank Eurodollar Time Deposit
2.844%	04/01/2005	3,102,472	3,102,472
Merrill Lynch Premier Institutional Money Market Fund		2,465,958	2,465,958
Merrimac Cash Fund, Premium Class		5,269,435	5,269,435
Morgan Stanley Dean Witter & Co.
2.955%	07/19/2005	5,170,787	5,170,787

4

Rabobank Nederland Eurodollar Time Deposit
2.750%	04/27/2005	$1,410,644	$1,410,644
Royal Bank of Canada Eurodollar Time Deposit
2.790%	04/29/2005	2,585,393	2,585,393
Royal Bank of Scotland Eurodollar Time Deposit
2.800%	05/02/2005	5,170,787	5,170,787
The Bank of the West Eurodollar Time Deposit
2.790%	04/22/2005	1,809,775	1,809,775
Toronto Dominion Bank Eurodollar Time Deposit
2.840%	05/09/2005	1,427,228	1,427,228
Toronto Dominion Bank Eurodollar Time Deposit
3.010%	06/24/2005	876,207	876,207
UBS AG Eurodollar Time Deposit
2.805%	05/03/2005	1,809,775	1,809,775
Wells Fargo Eurodollar Time Deposit
2.760%	04/07/2005	3,536,269	3,536,269
Wells Fargo Eurodollar Time Deposit
2.780%	04/20/2005	1,939,045	1,939,045
Wells Fargo Eurodollar Time Deposit
2.780%	04/21/2005	779,646	779,646
Wells Fargo Eurodollar Time Deposit
2.790%	04/12/2005	370,372	370,372
Wells Fargo Eurodollar Time Deposit
2.800%	05/05/2005	2,352,833	2,352,833
			110,131,740

Repurchase Agreement — 2.4%
Investors Bank & Trust Company Repurchase Agreement, dated 3/31/2005, 2.02%, due 04/01/2005(a)		21,759,752	21,759,752

TOTAL SHORT-TERM INVESTMENTS
(At Amortized Cost)			131,891,492

TOTAL INVESTMENTS — 111.4%
(Cost $908,768,915)(***)			$1,027,911,934

Other Assets/(Liabilities) — (11.4%)			(105,033,705)

NET ASSETS — 100.0%			$922,878,229

5

Notes to Portfolio of Investments
ADR - American Depository Receipt.

(*)	Non-income producing security.
(**)	Represents investments of security lending collateral. (Note 2).
(***)	See Note 3 for aggregate cost for Federal tax purposes.
(†)	Denotes all or a portion of security on loan.
(a)

Maturity value of $21,760,973. Collaterized by U.S. Government Agency obligations with rates of 4.654% - 5.875%, maturity dates of 10/25/2016 - 09/01/2034, and an aggregate market value, including accrued interest, of $22,847,739.

The accompanying notes are an integral part of the financial statements.

6

MassMutual Select Value Equity Fund — Portfolio of Investments

March 31, 2005 (Unaudited)

	Number of Shares	Market Value
EQUITIES - 99.2%
Advertising — 1.1%
Lamar Advertising Co.(*) (†)	14,900	$600,321
Omnicom Group, Inc.(†)	4,300	380,636
		980,957

Aerospace & Defense — 5.0%
Boeing Co.	8,800	514,448
Engineered Support Systems, Inc.(†)	1,700	90,984
Honeywell International, Inc.	73,700	2,742,377
Lockheed Martin Corp.	10,800	659,448
Raytheon Co.	13,100	506,970
		4,514,227

Air Transportation — 0.5%
Airtran Holdings, Inc.(*) (†)	7,200	65,160
Delta Air Lines, Inc.(*) (†)	17,500	70,875
JetBlue Airways Corp.(*) (†)	5,500	104,720
Southwest Airlines Co.	17,100	243,504
		484,259

Apparel, Textiles & Shoes — 0.3%
Nordstrom, Inc.	4,700	260,286

Automotive & Parts — 0.3%
The PEP Boys - Manny, Moe & Jack	5,700	100,206
Toyota Motor Corp., Sponsored ADR (Japan)(†)	2,500	185,950
		286,156

Banking, Savings & Loans — 9.1%
Banco Bradesco SA, Sponsored ADR (Brazil)(†)	11,700	339,300
Bank of America Corp.	61,158	2,697,068
Capital One Financial Corp.	2,600	194,402
Citigroup, Inc.	19,400	871,836
Fannie Mae	1,500	81,675
First Marblehead Corp. (The)(*) (†)	2,500	143,825
Freddie Mac	2,300	145,360
Golden West Financial Corp.	2,300	139,150
JP Morgan Chase & Co.	12,256	424,058
New York Community Bancorp, Inc.(†)	4,866	88,366
Sovereign Bancorp, Inc.	18,400	407,744
State Street Corp.	4,100	179,252
Texas Capital Bancshares, Inc.(*)	4,200	88,200
UCBH Holdings, Inc.(†)	5,724	228,388
W Holding Co., Inc.	6,885	69,332
Wachovia Corp.	30,157	1,535,293
Washington Mutual, Inc.	7,900	312,050
Wells Fargo & Co.	5,600	334,880
		8,280,179

Beverages — 0.3%
PepsiCo, Inc.	5,300	281,059

1

Broadcasting, Publishing & Printing — 3.2%
Clear Channel Communications, Inc.(†)	14,500	$499,815
Emmis Communications Corp.(*)	8,800	169,136
Grupo Televisa SA Sponsored ADR (Mexico)	4,600	270,480
Liberty Media Corp. Cl. A	13,100	135,847
Time Warner, Inc.(*)	48,800	856,440
Univision Communications, Inc. Cl. A(*)	7,900	218,751
Viacom, Inc. Cl. B	17,679	615,759
Westwood One, Inc.(*)	6,600	134,310
		2,900,538

Building Materials & Construction — 1.1%
Louisiana-Pacific Corp.(†)	5,200	130,728
Masco Corp.	24,300	842,481
		973,209

Chemicals — 5.5%
Albemarle Corp.	2,900	105,444
Cabot Microelectronics Corp.(*) (†)	7,700	241,626
Dow Chemical Co.	16,400	817,540
Du Pont (E.I.) de Nemours & Co.	30,200	1,547,448
Lyondell Chemical Co.	35,005	977,340
Monsanto Co.	9,300	599,850
Mosaic Co. (The)(*) (†)	13,700	233,722
Nalco Holding Co.(*) (†)	9,000	169,470
Olin Corp.	5,100	113,730
UAP Holding Corp.(*)	5,800	93,380
The Valspar Corp.(†)	1,900	88,426
		4,987,976

Commercial Services — 3.7%
Akamai Technologies, Inc.(*)	8,900	113,297
Apollo Group, Inc. Cl. A(*)	4,900	362,894
Asset Acceptance Capital Corp.(*)	700	13,356
BearingPoint, Inc.(*)	11,600	101,732
Career Education Corp.(*)	6,300	215,838
Cintas Corp.(†)	6,700	276,777
eBay, Inc.(*)	11,100	413,586
Fluor Corp.(†)	8,900	493,327
Jacobs Engineering Group, Inc.(*)	5,400	280,368
On Assignment, Inc.(*)	9,741	49,679
PerkinElmer, Inc.	10,500	216,615
Robert Half International, Inc.(†)	22,470	605,791
Siemens AG Sponsored ADR (Germany)	1,700	134,402
Valassis Communications, Inc.(*)	2,800	97,888
		3,375,550

Communications — 2.8%
American Tower Corp. Cl. A(*)	16,400	298,972
Juniper Networks, Inc.(*) (†)	18,100	399,286
Mobile Telesystems OJSC Sponsored ADR (Russia)(†)	3,200	112,608
Nextel Communications, Inc. Cl. A(*)	9,000	255,780
Nokia Oyj Sponsored ADR (Finland)(*)	14,700	226,821
SBC Communications, Inc.	52,300	1,238,987
		2,532,454

2

Communications Equipment — 0.2%
Motorola, Inc.	12,100	$181,137

Computer & Data Processing Services — 0.3%
Anteon International Corp.(*)	6,300	245,259

Computer Integrated Systems Design — 0.1%
Sapient Corp.(*)	8,400	61,698
Sun Microsystems, Inc.(*)	18,100	73,124
		134,822

Computers & Information — 1.6%
Cisco Systems, Inc.(*)	2,700	48,303
Comverse Technology, Inc.(*)	10,800	272,376
Foundry Networks, Inc.(*)	13,500	133,650
International Business Machines Corp.	3,400	310,692
PalmOne, Inc.(*)	1,300	32,994
Symbol Technologies, Inc.	19,700	285,453
Western Digital Corp.(*)	29,900	381,225
		1,464,693

Computers & Office Equipment — 0.3%
Xerox Corp.(*)	19,700	298,455

Containers — 1.2%
Crown Holdings, Inc.(*)	7,300	113,588
Owens-Illinois, Inc.(*)	15,000	377,100
Smurfit-Stone Container Corp.	35,900	555,373
		1,046,061

Cosmetics & Personal Care — 0.4%
The Gillette Co.	7,100	358,408

Data Processing & Preparation — 0.4%
Affiliated Computer Services, Inc. Cl. A(*) (†)	7,300	388,652

Electric Utilities — 2.0%
AES Corp.(*)	15,000	245,700
CMS Energy Corp.(*) (†)	17,700	230,808
Entergy Corp.	6,700	473,422
PG&E Corp.(†)	10,300	351,230
PPL Corp.	5,100	275,349
Public Service Enterprise Group, Inc.	1,300	70,707
Southern Co.	3,100	98,673
TXU Corp.	800	63,704
		1,809,593

Electrical Equipment & Electronics — 8.8%
Amphenol Corp. Cl. A	4,700	174,088
Analog Devices, Inc.	6,300	227,682
General Electric Co.	158,300	5,708,298

3

Hexcel Corp.(*)	11,800	$183,018
Intel Corp.	24,000	557,520
PMC-Sierra, Inc.(*) (†)	7,300	64,240
Rockwell Automation, Inc.	1,900	107,616
Samsung Electronics Co. Limited	410	202,346
Sony Corp. Sponsored ADR (Japan)(†)	14,300	572,286
Wesco International, Inc.(*)	6,400	179,200
		7,976,294

Energy — 13.9%
Apache Corp.	4,500	275,535
BJ Services Co.	9,200	477,296
BP PLC Sponsored ADR (United Kingdom)	2,300	143,520
Burlington Resources, Inc.	8,500	425,595
ChevronTexaco Corp.	15,316	893,076
ConocoPhillips	4,145	446,997
Encore Acquisition Co.(*) (†)	3,500	144,550
Exxon Mobil Corp.	66,000	3,933,600
GlobalSantaFe Corp.	12,000	444,480
Halliburton Co.	21,800	942,850
National-Oilwell, Inc.(*)	14,802	691,253
Occidental Petroleum Corp.	5,800	412,786
Premcor, Inc.	4,900	292,432
Pride International, Inc.(*)	19,000	471,960
Quicksilver Resources, Inc.(*) (†)	9,800	477,554
Rowan Companies, Inc.	6,300	188,559
Schlumberger Limited	6,600	465,168
Transocean, Inc.(*)	8,800	452,848
Valero Energy Corp.	6,100	446,947
Weatherford International Limited(*) (†)	9,300	538,842
		12,565,848

Entertainment & Leisure — 0.9%
Macrovision Corp.(*)	1,700	38,743
News Corp., Inc. Cl. A	5,182	87,679
The Walt Disney Co.	25,000	718,250
		844,672

Financial Services — 4.2%
Apartment Investment & Management Co. Cl. A(†)	14,590	542,748
Bear Stearns Companies, Inc.	4,900	489,510
Equity Lifestyle Properties, Inc. REIT	2,300	81,075
General Growth Properties, Inc. REIT	5,630	191,983
iStar Financial, Inc.	2,300	94,714
Lehman Brothers Holdings, Inc.	8,100	762,696
Merrill Lynch & Co., Inc.	21,100	1,194,260
Morgan Stanley	3,900	223,275
Telewest Global, Inc.(*)	14,500	257,955
		3,838,216

Foods — 0.8%
Bunge Limited(†)	2,500	134,700
General Mills, Inc.	3,300	162,195
The J.M. Smucker Co.	800	40,240
Safeway, Inc.(*)	15,700	290,921
Tyson Foods, Inc. Cl. A	5,200	86,736
		714,792

4

Forest Products & Paper — 0.4%
Packaging Corp. of America(†)	16,500	$400,785

Healthcare — 0.9%
Sierra Health Services, Inc.(*) (†)	4,900	312,816
UnitedHealth Group, Inc.	5,200	495,976
		808,792

Heavy Machinery — 0.0%
Metals USA, Inc.(*)	800	15,672

Home Construction, Furnishings & Appliances — 0.2%
KB Home	1,200	140,952

Household Products — 0.1%
The Clorox Co.	1,900	119,681

Industrial - Diversified — 2.3%
Cooper Industries Limited Cl. A	1,600	114,432
ITT Industries, Inc.	4,200	379,008
Tyco International Limited	47,100	1,591,980
		2,085,420

Information Retrieval Services — 0.3%
Yahoo!, Inc.(*)	7,800	264,420

Insurance — 5.3%
ACE Limited(†)	12,000	495,240
AFLAC, Inc.	3,600	134,136
Ambac Financial Group, Inc.	5,200	388,700
American International Group, Inc.	40,100	2,221,941
Berkley (W.R.) Corp.	7,200	357,120
Chubb Corp.(†)	1,600	126,832
The Hartford Financial Services Group, Inc.(†)	6,900	473,064
Hilb, Rogal & Hobbs Co.	5,400	193,320
Metlife, Inc.	3,500	136,850
PartnerRe Limited	3,200	206,720
Scottish Re Group Limited	3,800	85,576
		4,819,499

Internet Content — 0.2%
BEA Systems, Inc.(*)	25,200	200,844

Internet Software — 0.2%
Covad Communications Group, Inc.(*) (†)	159,000	190,800

Machinery & Components — 1.2%
Baker Hughes, Inc.(†)	2,100	93,429
Chicago Bridge & Iron Co. NV	6,300	277,389

5

Deere & Co.	2,000	$134,260
FMC Technologies, Inc.(*)	8,300	275,394
Smith International, Inc.	4,400	276,012
		1,056,484

Manufacturing — 0.2%
Applied Materials, Inc.(*)	11,600	188,500

Medical Supplies — 4.6%
Agilent Technologies, Inc.(*)	21,900	486,180
Allergan, Inc.(†)	1,800	125,046
Baxter International, Inc.	45,100	1,532,498
CONMED Corp.(*)	3,200	96,384
Dade Behring Holdings, Inc.(*)	3,200	188,576
Guidant Corp.	2,400	177,360
Medtronic, Inc.	18,400	937,480
Thermo Electron Corp.(*)	2,700	68,283
Waters Corp.(*)	15,500	554,745
		4,166,552

Metals & Mining — 1.7%
Alcoa, Inc.	13,000	395,070
Freeport-McMoRan Copper & Gold, Inc. Cl. B	4,000	158,440
Massey Energy Co.	4,300	172,172
Newmont Mining Corp.	5,400	228,150
Nucor Corp.	2,600	149,656
Phelps Dodge Corp.(†)	1,300	132,249
Precision Castparts Corp.	4,400	338,844
		1,574,581

Pharmaceuticals — 4.0%
Amgen, Inc.(*)	2,600	151,346
BioMarin Pharmaceuticals, Inc.(*)	17,900	92,185
Genentech, Inc.(*)	2,200	124,542
ImClone Systems, Inc.(*)	1,500	51,750
Johnson & Johnson	4,600	308,936
McKesson Corp.	6,200	234,050
Medimmune, Inc.(*)	9,000	214,290
Merck & Co., Inc.	17,600	569,712
Millennium Pharmaceuticals, Inc.(*)	7,100	59,782
Pfizer, Inc.	12,900	338,883
Schering-Plough Corp.	44,000	798,600
Wyeth	16,000	674,880
		3,618,956

Photography Equipment/Supplies — 0.4%
Eastman Kodak Co.(†)	10,900	354,795

Prepackaged Software — 2.2%
Microsoft Corp.	50,900	1,230,253
Oracle Corp.(*)	16,100	200,928
PalmSource, Inc.(*) (†)	1,500	13,560
Symantec Corp.(*)	13,400	285,822
Tibco Software, Inc.(*)	18,300	136,335
TradeStation Group, Inc.(*)	13,900	83,956
		1,950,854

6

Restaurants — 0.7%
McDonald’s Corp.		19,500	$607,230

Retail — 1.3%
99 Cents Only Stores(*) (†)		20,200	266,034
Federated Department Stores, Inc.		600	38,184
The Home Depot, Inc.		11,700	447,408
J.C. Penney Co., Inc.		4,700	244,024
Rite Aid Corp.(*)		24,100	95,436
Wal-Mart Stores, Inc.		2,600	130,286
			1,221,372

Telephone Utilities — 1.5%
Leap Wireless International, Inc.(*)		3,700	96,385
Mastec, Inc.(*) (†)		25,200	206,892
Nextel Partners, Inc. Cl. A(*) (†)		14,200	311,832
Verizon Communications, Inc.		19,800	702,900
			1,318,009

Tobacco — 2.0%
Altria Group, Inc.		27,600	1,804,764

Transportation — 1.5%
Alexander & Baldwin, Inc.(†)		2,600	107,120
EGL, Inc.(*)		3,700	84,360
Expeditors International of Washington, Inc.(†)		3,400	182,070
Hornbeck Offshore Services, Inc.(*)		5,400	135,324
Norfolk Southern Corp.		13,900	514,995
Swift Transportation Co., Inc.(*) (†)		2,700	59,778
Union Pacific Corp.		3,400	236,980
			1,320,627

TOTAL EQUITIES
(Cost $80,837,276)			89,953,341

		Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 13.9%
Cash Equivalents — 13.2%(**)
Bank of America Bank Note
2.540%	06/01/2005	$364,383	$364,383
Bank of America Bank Note
2.770%	04/18/2005	196,206	196,206
Bank of America Bank Note
2.800%	06/09/2005	196,206	196,206
Bank of America Bank Note
2.820%	05/16/2005	280,294	280,294
Barclays Eurodollar Time Deposit
2.785%	04/22/2005	112,118	112,118
Barclays Eurodollar Time Deposit
2.785%	04/25/2005	140,778	140,778

7

Barclays Eurodollar Time Deposit
2.950%	06/14/2005	$280,294	$280,294
BGI Institutional Money Market Fund		1,121,177	1,121,177
BNP Paribas Eurodollar Time Deposit
2.780%	04/19/2005	196,206	196,206
Calyon Eurodollar Time Deposit
2.770%	04/21/2005	139,159	139,159
Calyon Eurodollar Time Deposit
2.770%	04/28/2005	378,728	378,728
Canadian Imperial Bank of Commerce Bank Note
3.020%	05/18/2005	560,589	560,589
Citigroup Eurodollar Time Deposit
2.640%	04/01/2005	383,914	383,914
Citigroup Eurodollar Time Deposit
2.870%	06/06/2005	140,147	140,147
Citigroup Eurodollar Time Deposit
2.920%	06/14/2005	560,589	560,589
Den Danske Bank Eurodollar Time Deposit
2.844%	04/01/2005	196,553	196,553
Federal Home Loan Bank Discount Note
2.725%	04/22/2005	391,323	391,323
Fortis Bank Eurodollar Time Deposit
2.440%	04/14/2005	280,294	280,294
Fortis Bank Eurodollar Time Deposit
2.780%	04/26/2005	197,843	197,843
Fortis Bank Eurodollar Time Deposit
2.800%	04/06/2005	364,383	364,383
Freddie Mac Discount Note
2.728%	05/02/2005	144,280	144,280
Freddie Mac Discount Note
2.740%	05/03/2005	319,535	319,535
General Electric Capital Corp.
2.646%	04/04/2005	133,548	133,548
General Electric Capital Corp.
2.656%	04/04/2005	388,578	388,578
Goldman Sachs Financial Square Prime Obligations Fund		127,869	127,869
Keybank Eurodollar Time Deposit
2.844%	04/01/2005	336,353	336,353
Merrill Lynch Premier Institutional Money Market Fund		267,346	267,346
Merrimac Cash Fund, Premium Class		571,283	571,283
Morgan Stanley Dean Witter & Co.
2.955%	07/19/2005	560,589	560,589
Rabobank Nederland Eurodollar Time Deposit
2.750%	04/27/2005	152,934	152,934
Royal Bank of Canada Eurodollar Time Deposit
2.790%	04/29/2005	280,294	280,294
Royal Bank of Scotland Eurodollar Time Deposit
2.800%	05/02/2005	560,589	560,589

8

The Bank of the West Eurodollar Time Deposit
2.790%	04/22/2005	$196,206	$196,206
Toronto Dominion Bank Eurodollar Time Deposit
2.840%	05/09/2005	154,732	154,732
Toronto Dominion Bank Eurodollar Time Deposit
3.010%	06/24/2005	94,994	94,994
UBS AG Eurodollar Time Deposit
2.805%	05/03/2005	196,206	196,206
Wells Fargo Eurodollar Time Deposit
2.760%	04/07/2005	383,383	383,383
Wells Fargo Eurodollar Time Deposit
2.780%	04/20/2005	210,221	210,221
Wells Fargo Eurodollar Time Deposit
2.780%	04/21/2005	84,525	84,525
Wells Fargo Eurodollar Time Deposit
2.790%	04/12/2005	40,154	40,154
Wells Fargo Eurodollar Time Deposit
2.800%	05/05/2005	255,081	255,081
			11,939,884

Repurchase Agreement — 0.7%
Investors Bank & Trust Company Repurchase Agreement, dated 3/31/2005, 2.02%, due 04/01/2005(a)		664,188	664,188

TOTAL SHORT-TERM INVESTMENTS
(At Amortized Cost)			12,604,072

TOTAL INVESTMENTS — 113.1%
(Cost $93,441,348)(***)			$102,557,413

Other Assets/(Liabilities) — (13.1%)			(11,909,656)

NET ASSETS — 100.0%			$90,647,757

Notes to Portfolio of Investments
ADR - American Depository Receipt.
REIT - Real Estate Investment Trust

(*)	Non-income producing security.
(**)	Represents investments of security lending collateral. (Note 2).
(***)	See Note 3 for aggregate cost for Federal tax purposes.
(†)	Denotes all or a portion of security on loan.
(a)

Maturity value of $664,226. Collateralized by U.S. Government Agency obligation with a rate of 5.645%, maturity date of 06/25/2024, and an aggregate market value, including accrued interest, of $697,398.

The accompanying notes are an integral part of the financial statements.

9

MassMutual Select Large Cap Value Fund — Portfolio of Investments

March 31, 2005 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES - 94.3%
Advertising — 0.3%
WPP Group PLC Sponsored ADR (United Kingdom)(†)	72,900	$4,135,617

Banking, Savings & Loans — 17.9%
Citigroup, Inc.	775,300	34,841,982
Fifth Third Bancorp(†)	303,300	13,035,834
Golden West Financial Corp.	662,700	40,093,350
HSBC Holdings PLC	2,442,414	38,558,280
JP Morgan Chase & Co.	1,166,288	40,353,565
Lloyds TSB Group PLC Sponsored ADR (United Kingdom)(†)	260,800	9,459,216
Providian Financial Corp.(*) (†)	325,600	5,587,296
State Street Corp.	55,500	2,426,460
Wells Fargo & Co.	604,300	36,137,140
		220,493,123

Beverages — 2.1%
Diageo PLC Sponsored ADR (United Kingdom)(†)	292,200	16,626,180
Heineken Holding NV Cl. A	311,350	9,621,260
		26,247,440

Broadcasting, Publishing & Printing — 5.7%
Comcast Corp. Special Cl. A(*)	1,378,900	46,055,260
Gannett Co., Inc.	81,600	6,452,928
IAC/InterActiveCorp(*) (†)	237,900	5,298,033
Lagardere S.C.A. SA	170,000	12,860,079
		70,666,300

Building Materials & Construction — 1.4%
Martin Marietta Materials, Inc.	152,200	8,511,024
Vulcan Materials Co.(†)	156,700	8,905,261
		17,416,285

Commercial Services — 4.9%
Block (H&R), Inc.(†)	429,500	21,724,110
Cosco Pacific, Ltd.	90,900	197,353
Dun & Bradstreet Corp.(*)	143,050	8,790,422
Iron Mountain, Inc.(*) (†)	543,100	15,663,004
Moody’s Corp.	177,200	14,328,392
		60,703,281

Communications — 0.7%
Nokia Oyj Sponsored ADR (Finland)(*) (†)	219,200	3,382,256
SK Telecom Co. Limited ADR (South Korea)(†)	248,800	4,906,336
		8,288,592

Computers & Information — 1.5%
Lexmark International, Inc.(*)	234,300	18,736,971

1

Computers & Office Equipment — 0.5%
Hewlett-Packard Co.	306,300	$6,720,222

Containers — 2.7%
Sealed Air Corp.(*)	643,800	33,438,972

Diversified Financial — 0.7%
Takefuji Corp.	119,200	8,040,569

Energy — 10.0%
ConocoPhillips	299,946	32,346,177
Devon Energy Corp.	575,000	27,456,250
EOG Resources, Inc.	504,600	24,594,204
Occidental Petroleum Corp.	407,800	29,023,126
Transocean, Inc.(*)	199,700	10,276,562
		123,696,319

Financial Services — 12.5%
American Express Co.	1,438,500	73,895,745
Berkshire Hathaway, Inc. Cl. A(*) (†)	586	50,982,000
Centerpoint Properties Corp.	472,098	19,356,018
Morgan Stanley	173,900	9,955,775
		154,189,538

Foods — 1.0%
Hershey Foods Corp.	207,600	12,551,496

Healthcare — 1.7%
HCA, Inc.(†)	379,100	20,308,387

Household Products — 0.0%
Hunter Douglas NV	3,500	176,298

Industrial - Diversified — 4.6%
Tyco International Limited	1,681,624	56,838,891

Insurance — 12.7%
American International Group, Inc.	876,100	48,544,701
Aon Corp.(†)	352,300	8,046,532
Chubb Corp.	48,100	3,812,887
Loews Corp.	304,600	22,400,284
Markel Corp.(*)	3,500	1,208,235
Marsh & McLennan Companies, Inc.	377,000	11,468,340
Principal Financial Group, Inc.	108,600	4,180,014
Progressive Corp.	419,500	38,493,320
Sun Life Financial, Inc.(†)	66,900	2,176,926
Transatlantic Holdings, Inc.	252,062	16,691,546
		157,022,785

Pharmaceuticals — 2.3%
Cardinal Health, Inc.	263,000	14,675,400
Eli Lilly & Co.	193,000	10,055,300
Novartis AG(†)	85,000	3,966,402
		28,697,102

2

Prepackaged Software — 0.9%
Microsoft Corp.	453,900	$10,970,763

Retail — 4.0%
AutoZone, Inc.(*)	115,100	9,864,070
Costco Wholesale Corp.	885,700	39,130,226
		48,994,296

Tobacco — 5.4%
Altria Group, Inc.	1,009,200	65,991,588

Transportation — 0.8%
China Merchants Holdings International Co., Ltd.	445,100	873,222
United Parcel Service, Inc. Cl. B	123,800	9,005,212
		9,878,434

TOTAL EQUITIES
(Cost $965,359,746)		1,164,203,269

		Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 15.7%
Cash Equivalents — 10.1%(**)
Bank of America Bank Note
2.540%	06/01/2005	$3,783,196	$3,783,196
Bank of America Bank Note
2.770%	04/18/2005	2,037,105	2,037,105
Bank of America Bank Note
2.800%	06/09/2005	2,037,103	2,037,103
Bank of America Bank Note
2.820%	05/16/2005	2,910,151	2,910,151
Barclays Eurodollar Time Deposit
2.785%	04/22/2005	1,164,060	1,164,060
Barclays Eurodollar Time Deposit
2.785%	04/25/2005	1,461,624	1,461,624
Barclays Eurodollar Time Deposit
2.950%	06/14/2005	2,910,151	2,910,151
BGI Institutional Money Market Fund		11,640,602	11,640,602
BNP Paribas Eurodollar Time Deposit
2.780%	04/19/2005	2,037,105	2,037,105
Calyon Eurodollar Time Deposit
2.770%	04/21/2005	1,444,818	1,444,818
Calyon Eurodollar Time Deposit
2.770%	04/28/2005	3,932,134	3,932,134
Canadian Imperial Bank of Commerce Bank Note
3.020%	05/18/2005	5,820,301	5,820,301
Citigroup Eurodollar Time Deposit
2.640%	04/01/2005	3,985,982	3,985,982
Citigroup Eurodollar Time Deposit
2.870%	06/06/2005	1,455,075	1,455,075

3

Citigroup Eurodollar Time Deposit
2.920%	06/14/2005	$5,820,301	$5,820,301
Den Danske Bank Eurodollar Time Deposit
2.844%	04/01/2005	2,040,713	2,040,713
Federal Home Loan Bank Discount Note
2.725%	04/22/2005	4,062,904	4,062,904
Fortis Bank Eurodollar Time Deposit
2.440%	04/14/2005	2,910,151	2,910,151
Fortis Bank Eurodollar Time Deposit
2.780%	04/26/2005	2,054,099	2,054,099
Fortis Bank Eurodollar Time Deposit
2.800%	04/06/2005	3,783,196	3,783,196
Freddie Mac Discount Note
2.728%	05/02/2005	1,497,981	1,497,981
Freddie Mac Discount Note
2.740%	05/03/2005	3,317,572	3,317,572
General Electric Capital Corp.
2.646%	04/04/2005	1,386,561	1,386,561
General Electric Capital Corp.
2.656%	04/04/2005	4,034,407	4,034,407
Goldman Sachs Financial Square Prime Obligations Fund		1,327,603	1,327,603
Keybank Eurodollar Time Deposit
2.844%	04/01/2005	3,492,181	3,492,181
Merrill Lynch Premier Institutional Money Market Fund		2,775,713	2,775,713
Merrimac Cash Fund, Premium Class		5,931,341	5,931,341
Morgan Stanley Dean Witter & Co.
2.955%	07/19/2005	5,820,301	5,820,301
Rabobank Nederland Eurodollar Time Deposit
2.750%	04/27/2005	1,587,838	1,587,838
Royal Bank of Canada Eurodollar Time Deposit
2.790%	04/29/2005	2,910,151	2,910,151
Royal Bank of Scotland Eurodollar Time Deposit
2.800%	05/02/2005	5,820,301	5,820,301
The Bank of the West Eurodollar Time Deposit
2.790%	04/22/2005	2,037,105	2,037,105
Toronto Dominion Bank Eurodollar Time Deposit
2.840%	05/09/2005	1,606,505	1,606,505
Toronto Dominion Bank Eurodollar Time Deposit
3.010%	06/24/2005	986,269	986,269
UBS AG Eurodollar Time Deposit
2.805%	05/03/2005	2,037,105	2,037,105
Wells Fargo Eurodollar Time Deposit
2.760%	04/07/2005	3,980,468	3,980,468
Wells Fargo Eurodollar Time Deposit
2.780%	04/20/2005	2,182,613	2,182,613
Wells Fargo Eurodollar Time Deposit
2.780%	04/21/2005	877,579	877,579
Wells Fargo Eurodollar Time Deposit
2.790%	04/12/2005	416,895	416,895

4

Wells Fargo Eurodollar Time Deposit
2.800%	05/05/2005	$2,648,378	$2,648,378
			123,965,638

Repurchase Agreement — 5.6%
Investors Bank & Trust Company Repurchase Agreement, dated 3/31/2005, 2.02%, due 04/01/2005(a)		69,110,104	69,110,104

TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)			193,075,742

TOTAL INVESTMENTS — 110.0% (Cost $1,158,435,488)(***)			$1,357,279,011

Other Assets/(Liabilities) — (10.0%)			(123,278,743)

NET ASSETS — 100.0%			$1,234,000,268

Notes to Portfolio of Investments

ADR - American Depository Receipt.

(*)	Non-income producing security.
(**)	Represents investments of security lending collateral. (Note 2).
(***)	See Note 3 for aggregate cost for Federal tax purposes.
(†)	Denotes all or a portion of security on loan.
(a)

Maturity value of $69,113,982.  Collateralized by U.S. Government Agency obligations with rates of 3.200% - 5.375%, maturity dates of 06/25/2028 - 05/25/2034, and an aggregate market value, including accrued interest, of $72,592,152.

The accompanying notes are an integral part of the financial statements.

5

MassMutual Select Indexed Equity Fund — Portfolio of Investments

March 31, 2005 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES - 98.6%
Advertising — 0.2%
Interpublic Group of Companies, Inc.(*)	69,133	$848,953
Monster Worldwide, Inc.(*)	19,318	541,870
Omnicom Group, Inc.(†)	29,514	2,612,579
		4,003,402

Aerospace & Defense — 2.1%
Boeing Co.	133,340	7,795,056
General Dynamics Corp.	32,654	3,495,611
Goodrich Corp.	16,790	642,889
Honeywell International, Inc.	138,210	5,142,794
Lockheed Martin Corp.	66,407	4,054,811
Northrop Grumman Corp.	56,178	3,032,488
Raytheon Co.	73,100	2,828,970
Rockwell Collins, Inc.	26,032	1,238,863
United Technologies Corp.	84,231	8,562,923
		36,794,405

Air Transportation — 0.1%
Delta Air Lines, Inc.(*) (†)	19,716	79,850
Southwest Airlines Co.	126,265	1,798,014
		1,877,864

Apparel, Textiles & Shoes — 0.7%
Coach, Inc.(*)	29,900	1,693,237
The Gap, Inc.	118,803	2,594,658
Jones Apparel Group, Inc.	18,189	609,150
Limited Brands	62,959	1,529,904
Liz Claiborne, Inc.	17,292	693,928
Nike, Inc. Cl. B	36,783	3,064,392
Nordstrom, Inc.	20,438	1,131,856
Reebok International Limited(†)	9,900	438,570
VF Corp.	18,002	1,064,638
		12,820,333

Automotive & Parts — 0.8%
AutoNation, Inc.(*)	42,000	795,480
Cooper Tire & Rubber Co.(†)	12,730	233,723
Dana Corp.	16,969	217,034
Delphi Corp.	74,694	334,629
Ford Motor Co.	303,914	3,443,346
General Motors Corp.(†)	94,545	2,778,678
Genuine Parts Co.	26,112	1,135,611
The Goodyear Tire & Rubber Co.(*) (†)	28,776	384,160
Harley-Davidson, Inc.	48,236	2,786,111
Navistar International Corp.(*) (†)	10,309	375,248
Paccar, Inc.	28,804	2,085,122
Visteon Corp.	23,653	135,059
		14,704,201

1

Banking, Savings & Loans — 11.1%
AmSouth Bancorporation(†)	52,694	$1,367,409
Bank of America Corp.	655,014	28,886,117
Bank of New York Co., Inc.	120,803	3,509,327
BB&T Corp.	90,416	3,533,457
Capital One Financial Corp.	38,646	2,889,561
Citigroup, Inc.	850,241	38,209,831
Comerica, Inc.	29,576	1,629,046
Compass Bancshares, Inc.(†)	23,000	1,044,200
Fannie Mae	156,079	8,498,502
Fifth Third Bancorp †	86,988	3,738,744
First Horizon National Corp.(†)	23,000	938,170
Freddie Mac	112,828	7,130,730
Golden West Financial Corp.	47,458	2,871,209
JP Morgan Chase & Co.	579,948	20,066,201
KeyCorp	65,068	2,111,457
M&T Bank Corp.	16,700	1,704,402
Marshall and Ilsley Corp.(†)	30,900	1,290,075
Mellon Financial Corp.	63,768	1,819,939
National City Corp.(†)	99,571	3,335,628
North Fork Bancorporation, Inc.	70,500	1,955,670
Northern Trust Corp.	30,893	1,341,992
Providian Financial Corp.(*) (†)	44,504	763,689
Regions Financial Corp.	69,442	2,249,921
SLM Corp.	67,831	3,380,697
Sovereign Bancorp, Inc.	54,690	1,211,930
State Street Corp.	51,868	2,267,669
SunTrust Banks, Inc.	56,434	4,067,198
Synovus Financial Corp.	45,599	1,270,388
U.S. Bancorp	304,934	8,788,198
Wachovia Corp.	254,915	12,977,723
Washington Mutual, Inc.	140,252	5,539,954
Wells Fargo & Co.	273,137	16,333,593
Zions Bancorp	15,500	1,069,810
		197,792,437

Beverages — 2.3%
Anheuser-Busch Companies, Inc.	125,296	5,937,777
Brown-Forman Corp. Cl. B	16,742	916,624
The Coca-Cola Co.	370,472	15,437,568
Coca-Cola Enterprises, Inc.	60,743	1,246,446
Molson Coors Brewing Co. Cl. B(†)	12,065	931,056
The Pepsi Bottling Group, Inc.	35,382	985,389
PepsiCo, Inc.	270,866	14,364,024
		39,818,884

Broadcasting, Publishing & Printing — 2.8%
Clear Channel Communications, Inc.	87,321	3,009,955
Comcast Corp. Cl. A(*)	355,496	12,008,655
Dow Jones & Co., Inc.(†)	14,157	529,047
Gannett Co., Inc.	41,771	3,303,251
Knight Ridder, Inc.(†)	13,537	910,363
The McGraw-Hill Companies, Inc.	31,544	2,752,214
Meredith Corp.	5,689	265,961
New York Times Co. Cl. A(†)	20,800	760,864

2

Time Warner, Inc.(*)	741,194	$13,007,955
Tribune Co.	49,395	1,969,379
Univision Communications, Inc. Cl. A(*)	51,900	1,437,111
Viacom, Inc. Cl. B	275,418	9,592,809
		49,547,564

Building Materials & Construction — 0.2%
Louisiana-Pacific Corp.(†)	18,184	457,146
Masco Corp.	71,492	2,478,628
Vulcan Materials Co.	14,378	817,102
		3,752,876

Chemicals — 1.7%
Air Products & Chemicals, Inc.	38,505	2,436,981
Ashland, Inc.	11,025	743,857
Dow Chemical Co.	152,920	7,623,062
Du Pont (E.I.) de Nemours & Co.	162,550	8,329,062
Eastman Chemical Co.	14,635	863,465
Engelhard Corp.	15,025	451,201
Great Lakes Chemical Corp.	10,196	327,496
Hercules, Inc.(*)	12,889	186,633
International Flavors & Fragrances, Inc.	14,182	560,189
Monsanto Co.	44,624	2,878,248
PPG Industries, Inc.	25,408	1,817,180
Praxair, Inc.	51,656	2,472,256
Rohm & Haas Co.	33,284	1,597,632
		30,287,262

Commercial Services — 1.6%
Allied Waste Industries, Inc.(*)	42,934	313,848
Apollo Group, Inc. Cl. A(*)	26,600	1,969,996
Block (H&R), Inc.(†)	25,648	1,297,276
Cendant Corp.	166,944	3,429,030
Cintas Corp.(†)	23,900	987,309
Convergys Corp.(*)	20,871	311,604
Donnelley (R.R.) & Sons Co.	29,715	939,588
eBay, Inc.(*)	195,500	7,284,330
Ecolab, Inc.(†)	36,158	1,195,022
Equifax, Inc.	17,149	526,303
Fluor Corp.	13,735	761,331
Moody’s Corp.	23,186	1,874,820
Paychex, Inc.	62,106	2,038,319
PerkinElmer, Inc.	16,174	333,670
Quest Diagnostics, Inc.(†)	15,985	1,680,503
Robert Half International, Inc.(†)	27,900	752,184
Ryder System, Inc.	10,705	446,398
Waste Management, Inc.	90,897	2,622,378
		28,763,909

Communications — 2.0%
ADC Telecommunications, Inc.(*)	148,892	296,295
Andrew Corp.(*) (†)	23,442	274,506
Avaya, Inc.(*)	74,675	872,204
Ciena Corp.(*)	93,100	160,132

3

Citizens Communications Co.(†)	54,100	$700,054
L-3 Communications Holdings, Inc.	16,700	1,186,034
Lucent Technologies, Inc.(*) (†)	674,152	1,853,918
Network Appliance, Inc.(*) (†)	60,138	1,663,417
Nextel Communications, Inc. Cl. A(*)	182,039	5,173,548
Qualcomm, Inc.	265,018	9,712,910
SBC Communications, Inc.	530,809	12,574,865
Scientific-Atlanta, Inc.	23,081	651,346
Tellabs, Inc.(*) (†)	81,423	594,388
		35,713,617

Communications Equipment — 0.3%
Motorola, Inc.	389,402	5,829,348

Computer Integrated Systems Design — 0.3%
Autodesk, Inc.	35,812	1,065,765
Computer Sciences Corp.(*)	31,696	1,453,262
Parametric Technology Corp.(*)	43,688	244,216
Sun Microsystems, Inc.(*)	537,704	2,172,324
Teradyne, Inc.(*)	32,606	476,048
Unisys Corp.(*)	43,051	303,940
		5,715,555

Computer Programming Services — 0.0%
Mercury Interactive Corp.(*)	14,740	698,381

Computers & Information — 4.2%
Apple Computer, Inc.(*)	133,450	5,560,861
Cisco Systems, Inc.(*)	1,052,487	18,828,992
Comverse Technology, Inc.(*)	33,129	835,513
Dell, Inc.(*)	400,948	15,404,422
EMC Corp.(*)	389,933	4,803,975
Gateway, Inc.(*)	48,768	196,535
International Business Machines Corp.	263,602	24,087,951
International Game Technology	58,156	1,550,439
Jabil Circuit, Inc.(*)	33,900	966,828
Lexmark International, Inc.(*)	19,828	1,585,645
Solectron Corp.(*)	151,153	524,501
Symbol Technologies, Inc.	40,400	585,396
		74,931,058

Computers & Office Equipment — 0.9%
Electronic Data Systems Corp.(†)	80,523	1,664,410
Hewlett-Packard Co.	473,652	10,391,925
Pitney Bowes, Inc.	34,255	1,545,586
Xerox Corp.(*)	148,477	2,249,427
		15,851,348

Containers — 0.2%
Ball Corp.	17,608	730,380
Bemis Co., Inc.	12,988	404,187
Pactiv Corp.(*)	19,198	448,273
Sealed Air Corp.(*)	12,048	625,773
Temple-Inland, Inc.	10,093	732,247
		2,940,860

4

Cosmetics & Personal Care — 2.5%
Alberto-Culver Co.	12,847	$614,857
Avon Products, Inc.	74,338	3,192,074
Colgate-Palmolive Co.	87,219	4,550,215
The Gillette Co.	162,744	8,215,317
Kimberly-Clark Corp.	79,981	5,257,151
The Procter & Gamble Co.	408,398	21,645,094
		43,474,708

Data Processing & Preparation — 0.8%
Affiliated Computer Services, Inc. Cl. A(*)	19,100	1,016,884
Automatic Data Processing, Inc.	96,708	4,347,025
First Data Corp.	129,051	5,072,995
Fiserv, Inc.(*)	31,801	1,265,680
IMS Health, Inc.	33,625	820,114
NCR Corp.(*)	28,936	976,301
		13,498,999

Electric Utilities — 2.9%
AES Corp.(*)	98,953	1,620,850
Allegheny Energy, Inc.(*) (†)	22,300	460,718
Ameren Corp.	28,842	1,413,546
American Electric Power Co.	59,008	2,009,812
Calpine Corp.(*) (†)	73,879	206,861
CenterPoint Energy, Inc.(†)	56,522	679,960
Cinergy Corp.	27,981	1,133,790
CMS Energy Corp.(*)	35,854	467,536
Consolidated Edison, Inc.(†)	42,274	1,783,117
Constellation Energy Group, Inc.	26,664	1,378,529
Dominion Resources, Inc.(†)	56,920	4,236,556
DTE Energy Co.(†)	28,452	1,293,997
Duke Energy Corp.	153,898	4,310,683
Edison International	54,887	1,905,677
Entergy Corp.	37,206	2,628,976
Exelon Corp.	108,948	4,999,624
FirstEnergy Corp.	53,587	2,247,975
FPL Group, Inc.(†)	61,630	2,474,444
NiSource, Inc.	37,485	854,283
PG&E Corp.(†)	58,981	2,011,252
Pinnacle West Capital Corp.	11,750	499,492
PPL Corp.	29,455	1,590,275
Progress Energy, Inc.(†)	42,421	1,779,561
Public Service Enterprise Group, Inc.(†)	39,282	2,136,548
Southern Co.(†)	124,446	3,961,116
Teco Energy, Inc.	22,400	351,232
TXU Corp.	38,366	3,055,085
		51,491,495

Electrical Equipment & Electronics — 6.9%
Advanced Micro Devices, Inc.(*) (†)	62,742	1,011,401
Altera Corp.(*)	60,604	1,198,747
American Power Conversion Corp.	34,242	894,059

5

Analog Devices, Inc.	57,425	$2,075,339
Applied Micro Circuits Corp.(*)	48,600	159,894
Broadcom Corp. Cl. A(*)	50,500	1,510,960
Emerson Electric Co.	65,254	4,236,942
Freescale Semiconductor, Inc. Cl. B(*)	61,609	1,062,755
General Electric Co.	1,716,375	61,892,482
Intel Corp.	1,006,832	23,388,707
JDS Uniphase Corp.(*) (†)	220,876	368,863
Johnson Controls, Inc.	31,902	1,778,856
Kla-Tencor Corp.(*)	33,328	1,533,421
Linear Technology Corp.	50,049	1,917,377
LSI Logic Corp.(*)	63,842	356,877
Maxim Integrated Products, Inc.	53,099	2,170,156
Micron Technology, Inc.(*) (†)	100,880	1,043,099
Molex, Inc.(†)	30,447	802,583
National Semiconductor Corp.(†)	60,024	1,237,095
Novellus Systems, Inc.	23,831	637,003
Nvidia Corp.(*)	26,800	636,768
PMC-Sierra, Inc.(*) (†)	25,779	226,855
Qlogic Corp.(*) (†)	14,100	571,050
Rockwell Automation, Inc.	28,032	1,587,732
Sanmina-SCI Corp.(*) (†)	82,324	429,731
Texas Instruments, Inc.	281,969	7,187,390
Xilinx, Inc.	56,268	1,644,714
		121,560,856

Energy — 8.7%
Amerada Hess Corp.(†)	13,960	1,343,092
Anadarko Petroleum Corp.	39,154	2,979,619
Apache Corp.	50,556	3,095,544
BJ Services Co.	23,800	1,234,744
Burlington Resources, Inc.	62,560	3,132,379
ChevronTexaco Corp.	339,458	19,793,796
ConocoPhillips	113,855	12,278,123
Devon Energy Corp.	75,400	3,600,350
Dynegy, Inc. Cl. A(*) (†)	48,037	187,825
El Paso Corp.	98,335	1,040,384
EOG Resources, Inc.	39,400	1,920,356
Exxon Mobil Corp.	1,036,198	61,757,401
Halliburton Co.	80,684	3,489,583
Kerr-McGee Corp.(†)	27,266	2,135,746
KeySpan Corp.	25,600	997,632
Kinder Morgan, Inc.	19,300	1,461,010
Marathon Oil Corp.	55,251	2,592,377
Nabors Industries Limited (*)	24,369	1,441,183
National-Oilwell, Inc.(*)	28,500	1,330,950
Nicor, Inc.(†)	5,282	195,909
Noble Corp.	22,400	1,259,104
Occidental Petroleum Corp.	63,451	4,515,808
Peoples Energy Corp.	4,262	178,663
Rowan Companies, Inc.	18,366	549,694
Schlumberger Limited	93,105	6,562,040
Sempra Energy(†)	40,861	1,627,902
Sunoco, Inc.	11,356	1,175,573

6

Transocean, Inc.(*)	53,672	$2,761,961
Unocal Corp.	45,529	2,808,684
Valero Energy Corp.	41,200	3,018,724
The Williams Companies, Inc.	95,191	1,790,543
Xcel Energy, Inc.	57,387	985,909
XTO Energy, Inc.	53,866	1,768,959
		155,011,567

Entertainment & Leisure — 1.1%
Brunswick Corp.	16,555	775,602
Harrah’s Entertainment, Inc.(†)	19,116	1,234,511
News Corp., Inc. Cl. A	461,300	7,805,196
The Walt Disney Co.	327,870	9,419,705
		19,235,014

Financial Services — 3.8%
American Express Co.	192,360	9,881,533
Apartment Investment & Management Co. Cl. A(†)	18,000	669,600
Archstone-Smith Trust	28,900	985,779
Bear Stearns Companies, Inc.	17,795	1,777,720
CIT Group, Inc.	32,800	1,246,400
Countrywide Financial Corp.	91,098	2,957,041
E*Trade Financial Corp.(*)	58,400	700,800
Federated Investors, Inc. Cl. B	13,400	379,354
Franklin Resources, Inc.	33,430	2,294,969
The Goldman Sachs Group, Inc.	72,800	8,007,272
Huntington Bancshares, Inc.(†)	41,121	982,792
Janus Capital Group, Inc.(†)	34,794	485,376
Lehman Brothers Holdings, Inc.	43,318	4,078,823
MBNA Corp.	210,746	5,173,814
Merrill Lynch & Co., Inc.	149,170	8,443,022
Morgan Stanley	179,699	10,287,768
PNC Financial Services Group, Inc.	47,313	2,435,673
Price (T. Rowe) Group, Inc.	22,213	1,319,008
ProLogis Trust REIT	26,300	975,730
The Schwab (Charles) Corp.	191,105	2,008,514
Simon Property Group, Inc. REIT	37,400	2,265,692
		67,356,680

Foods — 1.8%
Archer-Daniels-Midland Co.	103,279	2,538,598
Campbell Soup Co.	59,046	1,713,515
ConAgra Foods, Inc.	81,769	2,209,398
General Mills, Inc.	56,651	2,784,397
Heinz (H. J.) Co.	57,522	2,119,110
Hershey Foods Corp.	34,984	2,115,133
Kellogg Co.	56,216	2,432,466
The Kroger Co.(*) (†)	118,775	1,903,963
McCormick & Co., Inc.(†)	19,200	661,056
Safeway, Inc.(*)	72,777	1,348,558
Sara Lee Corp.	125,236	2,775,230
Starbucks Corp.(*)	66,148	3,417,206
SuperValu, Inc.(†)	18,932	631,382
Sysco Corp.(†)	101,678	3,640,072

7

Wrigley (Wm.) Jr. Co.	31,704	$2,078,831
		32,368,915

Forest Products & Paper — 0.6%
Georgia-Pacific Corp.	42,172	1,496,684
International Paper Co.	81,651	3,003,940
MeadWestvaco Corp.	32,044	1,019,640
OfficeMax, Inc.	14,701	492,484
Plum Creek Timber Co., Inc.	25,300	903,210
Weyerhaeuser Co.	41,211	2,822,954
		9,738,912

Healthcare — 1.2%
Caremark Rx, Inc.(*)	71,800	2,856,204
Express Scripts, Inc.(*) (†)	13,300	1,159,627
HCA, Inc.	67,885	3,636,599
Health Management Associates, Inc. Cl. A(†)	40,700	1,065,526
Humana, Inc.(*)	27,796	887,804
Laboratory Corp. of America Holdings(*)	21,800	1,050,760
Manor Care, Inc.	12,781	464,717
Tenet Healthcare Corp.(*) (†)	73,728	850,084
UnitedHealth Group, Inc.	103,148	9,838,256
		21,809,577

Home Construction, Furnishings & Appliances — 0.3%
Centex Corp.(†)	20,510	1,174,608
KB Home	7,385	867,442
Leggett & Platt, Inc.	30,747	887,973
Maytag Corp.(†)	13,938	194,714
Pulte Homes, Inc.(†)	18,746	1,380,268
Whirlpool Corp.(†)	11,029	746,994
		5,251,999

Household Products — 0.6%
Black & Decker Corp.(†)	11,750	928,133
The Clorox Co.	23,615	1,487,509
Corning, Inc.(*)	224,361	2,497,138
Fortune Brands, Inc.	22,580	1,820,625
Newell Rubbermaid, Inc.(†)	48,471	1,063,454
Sherwin-Williams Co.	23,289	1,024,483
Snap-On, Inc.	6,903	219,446
The Stanley Works(†)	15,455	699,648
		9,740,436

Industrial - Distribution — 0.1%
Grainger (W.W.), Inc.	12,766	794,939

Industrial - Diversified — 1.9%
3M Co.	123,998	10,625,389
Cooper Industries Limited Cl. A	14,965	1,070,297
Danaher Corp.(†)	46,100	2,462,201
Eaton Corp.	25,256	1,651,742
Illinois Tool Works, Inc.(†)	44,033	3,942,274

8

ITT Industries, Inc.	16,255	$1,466,851
Textron, Inc.(†)	23,155	1,727,826
Tyco International Limited	328,654	11,108,505
		34,055,085

Information Retrieval Services — 0.4%
Yahoo!, Inc.(*)	210,920	7,150,188

Insurance — 4.9%
ACE Limited	46,900	1,935,563
Aetna, Inc.	46,298	3,470,035
AFLAC, Inc.	80,038	2,982,216
Allstate Corp.	111,015	6,001,471
Ambac Financial Group, Inc.	17,600	1,315,600
American International Group, Inc.	424,508	23,521,988
Aon Corp.(†)	49,252	1,124,916
Chubb Corp.	30,509	2,418,448
Cigna Corp.	19,788	1,767,068
Cincinnati Financial Corp.	24,653	1,075,117
The Hartford Financial Services Group, Inc.	49,434	3,389,195
Jefferson-Pilot Corp.	21,673	1,063,061
Lincoln National Corp.	29,539	1,333,390
Loews Corp.	26,848	1,974,402
Marsh & McLennan Companies, Inc.	86,652	2,635,954
MBIA, Inc.(†)	23,011	1,203,015
Metlife, Inc.	120,200	4,699,820
MGIC Investment Corp.	14,787	911,914
Principal Financial Group, Inc.	46,100	1,774,389
Progressive Corp.	32,387	2,971,831
Prudential Financial, Inc.	85,700	4,919,180
Safeco Corp.	23,025	1,121,548
St. Paul Travelers Companies	104,359	3,833,106
Torchmark Corp.(†)	18,026	940,957
UnumProvident Corp.(†)	46,725	795,259
WellPoint, Inc.(*)	48,320	6,056,912
XL Capital Limited Cl. A(†)	19,800	1,432,926
		86,669,281

Lodging — 0.3%
Hilton Hotels Corp.	59,651	1,333,200
Marriott International, Inc. Cl. A	35,323	2,361,696
Starwood Hotels & Resorts Worldwide, Inc.	34,327	2,060,650
		5,755,546

Machinery & Components — 0.9%
Baker Hughes, Inc.	52,183	2,321,622
Caterpillar, Inc.	56,616	5,176,967
Cummins, Inc.	7,473	525,726
Deere & Co.	38,113	2,558,526
Dover Corp.	30,959	1,169,941
Ingersoll-Rand Co. Cl. A	28,186	2,245,015
Pall Corp.	14,618	396,440
Parker-Hannifin Corp.	20,698	1,260,922
		15,655,159

9

Manufacturing — 0.4%
American Standard Companies, Inc.	29,300	$1,361,864
Applied Materials, Inc.(*)	271,152	4,406,220
Avery Dennison Corp.	14,398	891,668
Millipore Corp.(*) (†)	5,781	250,895
		6,910,647

Medical Supplies — 2.3%
Agilent Technologies, Inc.(*)	72,005	1,598,511
Allergan, Inc.	21,129	1,467,832
Applied Biosystems Group-Applera Corp.	32,168	634,996
Bard (C.R.), Inc.(†)	15,878	1,080,974
Bausch & Lomb, Inc.(†)	9,994	732,560
Baxter International, Inc.	97,426	3,310,535
Becton, Dickinson & Co.	40,246	2,351,171
Biomet, Inc.	42,994	1,560,682
Boston Scientific Corp.(*)	124,140	3,636,061
Fisher Scientific International(*) (†)	18,300	1,041,636
Guidant Corp.	52,741	3,897,560
Medtronic, Inc.	198,014	10,088,813
St. Jude Medical, Inc.(*)	54,692	1,968,912
Stryker Corp.	63,302	2,823,902
Tektronix, Inc.	12,970	318,154
Thermo Electron Corp.(*)	20,275	512,755
Waters Corp.(*)	19,500	697,905
Zimmer Holdings, Inc.(*)	40,978	3,188,498
		40,911,457

Metals & Mining — 0.7%
Alcoa, Inc.	142,066	4,317,386
Allegheny Technologies, Inc.	16,347	394,126
Freeport-McMoRan Copper & Gold, Inc. Cl. B	28,583	1,132,173
Newmont Mining Corp.	71,797	3,033,423
Nucor Corp.	26,500	1,525,340
Phelps Dodge Corp.	14,939	1,519,744
United States Steel Corp.(†)	18,856	958,828
		12,881,020

Pharmaceuticals — 8.6%
Abbott Laboratories	255,237	11,899,149
AmerisourceBergen Corp.(†)	15,916	911,828
Amgen, Inc.(*)	203,890	11,868,437
Biogen Idec, Inc.(*) (†)	53,191	1,835,621
Bristol-Myers Squibb Co.	320,684	8,164,615
Cardinal Health, Inc.	68,179	3,804,388
Chiron Corp.(*)	25,700	901,042
Eli Lilly & Co.	184,195	9,596,560
Forest Laboratories, Inc.(*)	56,900	2,102,455
Genzyme Corp.(*)	41,400	2,369,736
Gilead Sciences, Inc.(*)	67,638	2,421,440
Hospira, Inc.(*)	22,493	725,849
Johnson & Johnson	481,600	32,344,256
King Pharmaceuticals, Inc.(*)	38,148	317,010

10

McKesson Corp.	45,698	$1,725,100
Medco Health Solutions, Inc.(*) (†)	46,041	2,282,252
Medimmune, Inc.(*)	41,569	989,758
Merck & Co., Inc.	359,962	11,651,970
Mylan Laboratories, Inc.(†)	43,800	776,136
Pfizer, Inc.	1,213,021	31,866,062
Schering-Plough Corp.	235,186	4,268,626
Sigma-Aldrich Corp.	13,351	817,749
Watson Pharmaceutical, Inc.(*) (†)	18,371	564,541
Wyeth	214,904	9,064,651
		153,269,231

Photography Equipment/Supplies — 0.1%
Eastman Kodak Co.(†)	43,147	1,404,435

Prepackaged Software — 3.7%
Adobe Systems, Inc.	40,022	2,688,278
BMC Software, Inc.(*)	34,531	517,965
Citrix Systems, Inc.(*)	29,127	693,805
Computer Associates International, Inc.	87,139	2,361,467
Compuware Corp.(*)	58,837	423,626
Electronic Arts, Inc.(*)	50,900	2,635,602
Intuit, Inc.(*)	30,200	1,321,854
Microsoft Corp.	1,639,590	39,628,890
Novell, Inc.(*)	68,182	406,365
Oracle Corp.(*)	733,428	9,153,181
Siebel Systems, Inc.(*)	78,562	717,271
SunGard Data Systems, Inc.(*)	48,400	1,669,800
Symantec Corp.(*)	116,100	2,476,413
Veritas Software Corp.(*)	66,490	1,543,898
		66,238,415

Real Estate — 0.2%
Equity Office Properties Trust	66,900	2,015,697
Equity Residential	49,800	1,604,058
		3,619,755

Restaurants — 0.6%
Darden Restaurants, Inc.	24,728	758,655
McDonald’s Corp.	206,860	6,441,620
Wendy’s International, Inc.	16,201	632,487
Yum! Brands, Inc.	45,620	2,363,572
		10,196,334

Retail — 5.4%
AutoZone, Inc.(*)	11,836	1,014,345
Bed Bath & Beyond, Inc.(*)	47,696	1,742,812
Best Buy Co., Inc.	48,741	2,632,501
Big Lots, Inc.(*)	13,696	164,626
Circuit City Stores, Inc.	31,959	512,942
Costco Wholesale Corp.	78,589	3,472,062
CVS Corp.	63,389	3,335,529
Dillards, Inc. Cl. A	15,265	410,629
Dollar General Corp.	48,231	1,056,741

11

Family Dollar Stores, Inc.	26,224	$796,161
Federated Department Stores, Inc.	27,178	1,729,608
The Home Depot, Inc.	354,087	13,540,287
J.C. Penney Co., Inc.	43,461	2,256,495
Kohl’s Corp.(*)	52,776	2,724,825
Lowe’s Companies, Inc.(†)	123,850	7,070,597
The May Department Stores Co.	48,487	1,794,989
Office Depot, Inc.(*) (†)	52,859	1,172,413
RadioShack Corp.	25,530	625,485
Sears Holdings Corp.(*)	15,898	2,117,137
Staples, Inc.	81,656	2,566,448
Target Corp.	145,310	7,268,406
Tiffany & Co.(†)	24,156	833,865
TJX Companies, Inc.	76,660	1,888,136
Toys R Us, Inc.(*)	37,482	965,536
Walgreen Co.	166,980	7,417,252
Wal-Mart Stores, Inc.	547,373	27,428,861
		96,538,688

Retail - Grocery — 0.1%
Albertson’s, Inc.(†)	61,848	1,277,161

Telephone Utilities — 2.0%
Alltel Corp.(†)	48,457	2,657,866
AT&T Corp.	123,733	2,319,994
BellSouth Corp.	301,623	7,929,669
CenturyTel, Inc.	21,848	717,488
Qwest Communications International, Inc.(*) (†)	287,021	1,061,978
Sprint Corp. (FON Group)(†)	238,706	5,430,562
Verizon Communications, Inc.	446,183	15,839,497
		35,957,054

Tobacco — 1.4%
Altria Group, Inc.	335,339	21,927,817
Reynolds American, Inc.	18,600	1,498,974
UST, Inc.	27,887	1,441,758
		24,868,549

Toys, Games — 0.1%
Hasbro, Inc.	26,804	548,142
Mattel, Inc.	65,752	1,403,805
		1,951,947

Transportation — 1.8%
Burlington Northern Santa Fe Corp.	62,556	3,373,645
Carnival Corp.	85,868	4,448,821
CSX Corp.	31,886	1,328,052
FedEx Corp.	48,212	4,529,517
Norfolk Southern Corp.	65,477	2,425,923
Union Pacific Corp.	42,838	2,985,809
United Parcel Service, Inc. Cl. B	183,200	13,325,968
		32,417,735

12

Travel — 0.0%
Sabre Holdings Corp.(†)	23,928	$523,545

TOTAL EQUITIES		1,751,428,633
(Cost $1,693,172,299)

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 7.2%
Cash Equivalents — 5.8%(***)
Bank of America Bank Note
2.540%	06/01/2005	$3,156,194	$3,156,194
Bank of America Bank Note
2.770%	04/18/2005	1,699,491	1,699,491
Bank of America Bank Note
2.800%	06/09/2005	1,699,491	1,699,491
Bank of America Bank Note
2.820%	05/16/2005	2,427,844	2,427,844
Barclays Eurodollar Time Deposit
2.785%	04/22/2005	971,138	971,138
Barclays Eurodollar Time Deposit
2.785%	04/25/2005	1,219,385	1,219,385
Barclays Eurodollar Time Deposit
2.950%	06/14/2005	2,427,844	2,427,844
BGI Institutional Money Market Fund		9,711,376	9,711,376
BNP Paribas Eurodollar Time Deposit
2.780%	04/19/2005	1,699,491	1,699,491
Calyon Eurodollar Time Deposit
2.770%	04/21/2005	1,205,365	1,205,365
Calyon Eurodollar Time Deposit
2.770%	04/28/2005	3,280,451	3,280,451
Canadian Imperial Bank of Commerce Bank Note
3.020%	05/18/2005	4,855,688	4,855,688
Citigroup Eurodollar Time Deposit
2.640%	04/01/2005	3,325,375	3,325,375
Citigroup Eurodollar Time Deposit
2.870%	06/06/2005	1,213,922	1,213,922
Citigroup Eurodollar Time Deposit
2.920%	06/14/2005	4,855,688	4,855,688
Den Danske Bank Eurodollar Time Deposit
2.844%	04/01/2005	1,702,501	1,702,501
Federal Home Loan Bank Discount Note
2.725%	04/22/2005	3,389,549	3,389,549
Fortis Bank Eurodollar Time Deposit
2.440%	04/14/2005	2,427,844	2,427,844
Fortis Bank Eurodollar Time Deposit
2.780%	04/26/2005	1,713,668	1,713,668
Fortis Bank Eurodollar Time Deposit
2.800%	04/06/2005	3,156,197	3,156,197
Freddie Mac Discount Note
2.728%	05/02/2005	1,249,718	1,249,718
Freddie Mac Discount Note
2.740%	05/03/2005	2,767,742	2,767,742

13

General Electric Capital Corp.
2.646%	04/04/2005	$1,156,763	$1,156,763
General Electric Capital Corp.
2.656%	04/04/2005	3,365,774	3,365,774
Goldman Sachs Financial Square Prime Obligations Fund		1,107,576	1,107,576
Keybank Eurodollar Time Deposit
2.844%	04/01/2005	2,913,413	2,913,413
Merrill Lynch Premier Institutional Money Market Fund		2,315,687	2,315,687
Merrimac Cash Fund, Premium Class		4,948,325	4,948,325
Morgan Stanley Dean Witter & Co.
2.955%	07/19/2005	4,855,688	4,855,688
Rabobank Nederland Eurodollar Time Deposit
2.750%	04/27/2005	1,324,681	1,324,681
Royal Bank of Canada Eurodollar Time Deposit
2.790%	04/29/2005	2,427,844	2,427,844
Royal Bank of Scotland Eurodollar Time Deposit
2.800%	05/02/2005	4,855,688	4,855,688
The Bank of the West Eurodollar Time Deposit
2.790%	04/22/2005	1,699,491	1,699,491
Toronto Dominion Bank Eurodollar Time Deposit
2.840%	05/09/2005	1,340,255	1,340,255
Toronto Dominion Bank Eurodollar Time Deposit
3.010%	06/24/2005	822,812	822,812
UBS AG Eurodollar Time Deposit
2.805%	05/03/2005	1,699,491	1,699,491
Wells Fargo Eurodollar Time Deposit
2.760%	04/07/2005	3,320,775	3,320,775
Wells Fargo Eurodollar Time Deposit
2.780%	04/20/2005	1,820,883	1,820,883
Wells Fargo Eurodollar Time Deposit
2.780%	04/21/2005	732,135	732,135
Wells Fargo Eurodollar Time Deposit
2.790%	04/12/2005	347,802	347,802
Wells Fargo Eurodollar Time Deposit
2.800%	05/05/2005	2,209,456	2,209,456
			103,420,501

Repurchase Agreement — 1.2%
Investors Bank & Trust Company Repurchase Agreement, dated 3/31/2005, 2.02%, due 04/01/2005(a)		20,750,233	20,750,233

U.S. Treasury Bills — 0.2%
U.S. Treasury Bill(**)
2.805%	07/14/2005	2,740,000	2,717,797

TOTAL SHORT-TERM INVESTMENTS
(Cost $126,888,531)			126,888,531

14

TOTAL INVESTMENTS — 105.8%
(Cost $1,820,060,830)(****)	$1,878,317,164

Other Assets/(Liabilities) — (5.8%)	(101,756,147)

NET ASSETS — 100.0%	$1,776,561,017

Notes to Portfolio of Investments

REIT - Real Estate Investment Trust

(*)	Non-income producing security.
(**)	This security is held as collateral for open futures contracts. (Note 2).
(***)	Represents investments of security lending collateral. (Note 2).
(****)	See Note 3 for aggregate cost for Federal tax purposes.
(†)	Denotes all or a portion of security on loan.
(a)

Maturity value of $20,751,398. Collateralized by U.S. Government Agency obligation with a rate of 3.40%, maturity date of 1/25/2033, and an aggregat market value, including accrued interest, of $21,791,272.

The accompanying notes are an integral part of the financial statements.

15

MassMutual Select Blue Chip Growth Fund — Portfolio of Investments

March 31, 2005 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES - 97.7%
Advertising — 0.7%
Omnicom Group, Inc.(†)	31,400	$2,779,528

Aerospace & Defense — 2.0%
Boeing Co.	58,300	3,408,218
Honeywell International, Inc.	38,100	1,417,701
Northrop Grumman Corp.	39,900	2,153,802
United Technologies Corp.	7,600	772,616
		7,752,337

Air Transportation — 0.3%
Southwest Airlines Co.	83,800	1,193,312

Apparel, Textiles & Shoes — 1.0%
Liz Claiborne, Inc.	15,600	626,028
Nike, Inc. Cl. B	25,300	2,107,743
Ross Stores, Inc.	36,800	1,072,352
		3,806,123

Banking, Savings & Loans — 6.2%
Bank of America Corp.	99,200	4,374,720
Capital One Financial Corp.(†)	23,600	1,764,572
Citigroup, Inc.	107,500	4,831,050
Fannie Mae	81,800	4,454,010
Freddie Mac	4,800	303,360
Golden West Financial Corp.	33,800	2,044,900
SLM Corp.	39,100	1,948,744
State Street Corp.	16,700	730,124
Wachovia Corp.	39,700	2,021,127
Wells Fargo & Co.	35,000	2,093,000
		24,565,607

Beverages — 1.8%
The Coca-Cola Co.	18,100	754,227
PepsiCo, Inc.	117,020	6,205,571
		6,959,798

Broadcasting, Publishing & Printing — 0.9%
Clear Channel Communications, Inc.	17,000	585,990
Time Warner, Inc.(*)	86,000	1,509,300
Univision Communications, Inc. Cl. A(*) (†)	58,500	1,619,865
		3,715,155

Building Materials & Construction — 0.6%
Cytyc Corp.(*)	59,600	1,371,396
Masco Corp.	32,600	1,130,242
		2,501,638

1

Chemicals — 1.7%
Dow Chemical Co.	17,020	$848,447
Monsanto Co.	31,800	2,051,100
Potash Corp. of Saskatchewan(†)	14,300	1,251,393
Praxair, Inc.	51,400	2,460,004
		6,610,944

Commercial Services — 2.6%
Apollo Group, Inc. Cl. A(*)	13,900	1,029,434
Career Education Corp.(*)	17,900	613,254
Cintas Corp.(†)	23,100	954,261
eBay, Inc.(*)	68,100	2,537,406
Fluor Corp.	24,600	1,363,578
Paychex, Inc.	37,566	1,232,916
Quest Diagnostics, Inc.(†)	12,200	1,282,586
Robert Half International, Inc.(†)	46,100	1,242,856
		10,256,291

Communications — 2.3%
EchoStar Communications Corp. Cl. A(†)	29,100	851,175
Juniper Networks, Inc.(*)	42,000	926,520
Nextel Communications, Inc. Cl. A(*)	81,600	2,319,072
Qualcomm, Inc.	111,600	4,090,140
XM Satellite Radio Holdings, Inc. Cl. A(*) (†)	32,557	1,025,545
		9,212,452

Computer Integrated Systems Design — 0.4%
Cadence Design Systems, Inc.(*) (†)	36,900	551,655
Synopsys, Inc.(*)	23,858	431,830
Teradyne, Inc.(*)	31,700	462,820
		1,446,305

Computers & Information — 6.5%
CDW Corp.(†)	20,600	1,167,608
Cisco Systems, Inc.(*)	398,600	7,130,954
Dell, Inc.(*)	186,900	7,180,698
EMC Corp.(*)	198,240	2,442,317
International Business Machines Corp.	74,000	6,762,120
Lexmark International, Inc.(*)	14,500	1,159,565
		25,843,262

Containers — 0.2%
Smurfit-Stone Container Corp.	52,704	815,331

Cosmetics & Personal Care — 3.9%
Colgate-Palmolive Co.	41,100	2,144,187
Estee Lauder Companies, Inc. Cl. A	17,500	787,150
The Gillette Co.	92,600	4,674,448
The Procter & Gamble Co.	145,800	7,727,400
		15,333,185

Data Processing & Preparation — 0.9%
Affiliated Computer Services, Inc. Cl. A(*) (†)	26,800	1,426,832
Automatic Data Processing, Inc.	12,100	543,895
First Data Corp.	36,400	1,430,884
		3,401,611

2

Electrical Equipment & Electronics — 10.2%
Altera Corp.(*) (†)	60,700	$1,200,646
Analog Devices, Inc.	56,600	2,045,524
Flextronics International Limited(*)	110,500	1,330,420
General Electric Co.	433,800	15,642,828
Intel Corp.(†)	425,800	9,891,334
Intersil Corp. Cl. A	47,500	822,700
Kla-Tencor Corp.(*) (†)	38,000	1,748,380
Linear Technology Corp.	28,000	1,072,680
Marvell Technology Group Limited(*)	41,600	1,594,944
Microchip Technology, Inc.	15,200	395,352
PMC-Sierra, Inc.(*) (†)	60,000	528,000
Texas Instruments, Inc.	108,500	2,765,665
Xilinx, Inc.	41,200	1,204,276
		40,242,749

Energy — 5.2%
BJ Services Co.	34,000	1,763,920
ChevronTexaco Corp.	32,800	1,912,568
Exxon Mobil Corp.	60,900	3,629,640
Halliburton Co.	63,900	2,763,675
Nabors Industries Limited(*)	33,100	1,957,534
Schlumberger Limited	44,800	3,157,504
Total SA	10,500	2,459,113
Transocean, Inc.(*)	31,700	1,631,282
Weatherford International Limited(*) (†)	23,000	1,332,620
		20,607,856

Entertainment & Leisure — 1.6%
News Corp., Inc. Cl. A	67,911	1,149,054
News Corp., Inc. Cl. B(†)	90,600	1,595,466
The Walt Disney Co.	118,400	3,401,632
		6,146,152

Financial Services — 3.8%
American Express Co.	89,600	4,602,752
The Goldman Sachs Group, Inc.	11,600	1,275,884
Lehman Brothers Holdings, Inc.	25,000	2,354,000
MBNA Corp.	109,050	2,677,177
Merrill Lynch & Co., Inc.	34,400	1,947,040
Morgan Stanley	37,800	2,164,050
		15,020,903

Foods — 0.6%
Bunge Limited(†)	22,610	1,218,227
Sysco Corp.(†)	36,000	1,288,800
		2,507,027

Healthcare — 2.0%
Health Management Associates, Inc. Cl. A(†)	22,900	599,522
Laboratory Corp. of America Holdings(*)	23,800	1,147,160
UnitedHealth Group, Inc.	63,300	6,037,554
		7,784,236

3

Industrial - Diversified — 2.4%
3M Co.	51,100	$4,378,759
Danaher Corp.(†)	25,100	1,340,591
Tyco International Limited	109,300	3,694,340
		9,413,690

Information Retrieval Services — 1.2%
Google, Inc. Cl. A(*)	7,300	1,317,723
Yahoo!, Inc.(*)	105,206	3,566,483
		4,884,206

Insurance — 3.3%
AFLAC, Inc.	27,000	1,006,020
Ambac Financial Group, Inc.	26,100	1,950,975
American International Group, Inc.	144,300	7,995,663
MBIA, Inc.(†)	21,200	1,108,336
Prudential Financial, Inc.	14,500	832,300
		12,893,294

Internet Content — 0.1%
BEA Systems, Inc.(*)	67,700	539,569

Machinery & Components — 0.9%
Baker Hughes, Inc.	64,700	2,878,503
Ingersoll-Rand Co. Cl. A	11,100	884,115
		3,762,618

Manufacturing — 0.8%
Applied Materials, Inc.(*)	85,800	1,394,250
Lam Research Corp.(*) (†)	24,300	701,298
Millipore Corp.(*) (†)	21,100	915,740
		3,011,288

Medical Supplies — 4.4%
Allergan, Inc.	19,200	1,333,824
Baxter International, Inc.	48,400	1,644,632
Becton, Dickinson & Co.	29,100	1,700,022
Boston Scientific Corp.(*)	32,800	960,712
Fisher Scientific International(*) (†)	24,200	1,377,464
Guidant Corp.	24,200	1,788,380
Medtronic, Inc.	101,000	5,145,950
St. Jude Medical, Inc.(*)	60,300	2,170,800
Waters Corp.(*)	39,600	1,417,284
		17,539,068
Pharmaceuticals — 12.5%
Abbott Laboratories	91,400	4,261,068
Alkermes, Inc.(*) (†)	12,000	124,560
Amgen, Inc.(*)	61,900	3,603,199
Barr Pharmaceuticals(*)	32,400	1,582,092

4

Biogen Idec, Inc.(*) (†)	36,225	$1,250,125
Cardinal Health, Inc.	25,700	1,434,060
Cephalon, Inc.(*) (†)	15,900	744,597
Eli Lilly & Co.	36,600	1,906,860
Genentech, Inc.(*)	61,200	3,464,532
Johnson & Johnson	168,226	11,298,058
Merck & Co., Inc.	41,400	1,340,118
Pfizer, Inc.	375,780	9,871,741
Protein Design Labs, Inc.(*)	16,000	255,840
Schering-Plough Corp.	147,900	2,684,385
Wyeth	130,700	5,512,926
		49,334,161

Prepackaged Software — 5.9%
Adobe Systems, Inc.	14,500	973,965
DST Systems, Inc.(*)	27,800	1,283,804
McAfee, Inc.(*)	33,300	751,248
Microsoft Corp.	657,600	15,894,192
Oracle Corp.(*)	178,400	2,226,432
Siebel Systems, Inc.(*)	35,700	325,941
Symantec Corp.(*)	34,200	729,486
Veritas Software Corp.(*)	40,700	945,054
		23,130,122

Restaurants — 0.9%
Brinker International, Inc.(*)	39,500	1,430,690
McDonald’s Corp.	67,200	2,092,608
		3,523,298

Retail — 6.6%
Costco Wholesale Corp.	8,600	379,948
CVS Corp.	27,400	1,441,788
The Home Depot, Inc.	170,600	6,523,744
Kohl’s Corp.(*)	15,900	820,917
Lowe’s Companies, Inc.	28,860	1,647,617
Staples, Inc.	64,900	2,039,807
Target Corp.	64,400	3,221,288
Walgreen Co.	55,600	2,469,752
Wal-Mart Stores, Inc.	147,200	7,376,192
		25,921,053

Retail - Internet — 0.2%
Amazon.com, Inc.(*) (†)	22,100	757,367

Telephone Utilities — 0.3%
Verizon Communications, Inc.	37,200	1,320,600

Tobacco — 0.9%
Altria Group, Inc.	56,600	3,701,074

Transportation — 1.9%
Carnival Corp.	46,100	2,388,441
FedEx Corp.	7,800	732,810

5

		Principal
		Amount	Market Value
Royal Caribbean Cruises Limited(†)		$26,700	$1,193,223
United Parcel Service, Inc. Cl. B		44,800	3,258,752
			7,573,226

TOTAL EQUITIES
(Cost $375,314,918)			385,806,436

SHORT-TERM INVESTMENTS — 10.7%
Cash Equivalents — 8.6%(**)
Bank of America Bank Note
2.540%	06/01/2005	$1,034,900	$1,034,900
Bank of America Bank Note
2.770%	04/18/2005	557,254	557,254
Bank of America Bank Note
2.800%	06/09/2005	557,253	557,253
Bank of America Bank Note
2.820%	05/16/2005	796,077	796,077
Barclays Eurodollar Time Deposit
2.785%	04/22/2005	318,431	318,431
Barclays Eurodollar Time Deposit
2.785%	04/25/2005	399,830	399,830
Barclays Eurodollar Time Deposit
2.950%	06/14/2005	796,077	796,077
BGI Institutional Money Market Fund		3,184,309	3,184,309
BNP Paribas Eurodollar Time Deposit
2.780%	04/19/2005	557,254	557,254
Calyon Eurodollar Time Deposit
2.770%	04/21/2005	395,233	395,233
Calyon Eurodollar Time Deposit
2.770%	04/28/2005	1,075,642	1,075,642
Canadian Imperial Bank of Commerce Bank Note
3.020%	05/18/2005	1,592,154	1,592,154
Citigroup Eurodollar Time Deposit
2.640%	04/01/2005	1,090,373	1,090,373
Citigroup Eurodollar Time Deposit
2.870%	06/06/2005	398,039	398,039
Citigroup Eurodollar Time Deposit
2.920%	06/14/2005	1,592,154	1,592,154
Den Danske Bank Eurodollar Time Deposit
2.844%	04/01/2005	558,241	558,241
Federal Home Loan Bank Discount Note
2.725%	04/22/2005	1,111,415	1,111,415
Fortis Bank Eurodollar Time Deposit
2.440%	04/14/2005	796,077	796,077
Fortis Bank Eurodollar Time Deposit
2.780%	04/26/2005	561,903	561,903
Fortis Bank Eurodollar Time Deposit
2.800%	04/06/2005	1,034,900	1,034,900
Freddie Mac Discount Note
2.728%	05/02/2005	409,776	409,776

6

Freddie Mac Discount Note
2.740%	05/03/2005	$907,529	$907,529
General Electric Capital Corp.
2.646%	04/04/2005	379,296	379,296
General Electric Capital Corp.
2.656%	04/04/2005	1,103,620	1,103,620
Goldman Sachs Financial Square Prime Obligations Fund		363,168	363,168
Keybank Eurodollar Time Deposit
2.844%	04/01/2005	955,293	955,293
Merrill Lynch Premier Institutional Money Market Fund		759,302	759,302
Merrimac Cash Fund, Premium Class		1,622,529	1,622,529
Morgan Stanley Dean Witter & Co.
2.955%	07/19/2005	1,592,154	1,592,154
Rabobank Nederland Eurodollar Time Deposit
2.750%	04/27/2005	434,356	434,356
Royal Bank of Canada Eurodollar Time Deposit
2.790%	04/29/2005	796,077	796,077
Royal Bank of Scotland Eurodollar Time Deposit
2.800%	05/02/2005	1,592,154	1,592,154
The Bank of the West Eurodollar Time Deposit
2.790%	04/22/2005	557,254	557,254
Toronto Dominion Bank Eurodollar Time Deposit
2.840%	05/09/2005	439,463	439,463
Toronto Dominion Bank Eurodollar Time Deposit
3.010%	06/24/2005	269,796	269,796
UBS AG Eurodollar Time Deposit
2.805%	05/03/2005	557,254	557,254
Wells Fargo Eurodollar Time Deposit
2.760%	04/07/2005	1,088,865	1,088,865
Wells Fargo Eurodollar Time Deposit
2.780%	04/20/2005	597,058	597,058
Wells Fargo Eurodollar Time Deposit
2.780%	04/21/2005	240,063	240,063
Wells Fargo Eurodollar Time Deposit
2.790%	04/12/2005	114,043	114,043
Wells Fargo Eurodollar Time Deposit
2.800%	05/05/2005	724,469	724,469
			33,911,035

Repurchase Agreement — 2.1%
Investors Bank & Trust Company Repurchase Agreement, dated 3/31/2005, 2.02%, due 04/01/2005(a)		8,298,552	8,298,552

TOTAL SHORT-TERM INVESTMENTS
(At Amortized Cost)			42,209,587

7

TOTAL INVESTMENTS — 108.4%
(Cost $417,524,505)(***)	$428,016,023

Other Assets/(Liabilities) — (8.4%)	(33,180,879)

NET ASSETS — 100.0%	$394,835,144

Notes to Portfolio of Investments

(*)	Non-income producing security.
(**)	Represents investments of security lending collateral. (Note 2).
(***)	See Note 3 for aggregate cost for Federal tax purposes.
(†)	Denotes all or a portion of security on loan.
(a)

Maturity value of $8,299,017. Collaterized by U.S. Government Agency obligations with a rate of 6.075%, maturity date 09/25/2015, and an aggregate market value, including accrued interest, of $8,713,500.

The accompanying notes are an integral part of the financial statements.

8

MassMutual Select Large Cap Growth Fund — Portfolio of Investments

March 31, 2005 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES - 99.9%
Banking, Savings & Loans — 2.7%
Citigroup, Inc.	16,700	$750,498

Broadcasting, Publishing & Printing — 3.1%
The Scripps (E.W.) Co.	12,530	610,837
Time Warner, Inc.(*)	15,350	269,392
		880,229

Commercial Services — 3.8%
eBay, Inc.(*)	28,820	1,073,833

Communications — 8.1%
Juniper Networks, Inc.(*) (†)	36,730	810,264
Network Appliance, Inc.(*)	10,100	279,366
Qualcomm, Inc.	28,450	1,042,692
Research In Motion Limited(*)	2,120	162,010
		2,294,332

Computer Programming Services — 0.5%
SAP AG Sponsored ADR (Germany)(†)	3,650	146,292

Computers & Information — 7.6%
Apple Computer, Inc.(*)	13,900	579,213
Cisco Systems, Inc.(*)	7,800	139,542
Dell, Inc.(*)	29,150	1,119,943
EMC Corp.(*)	26,150	322,168
		2,160,866

Cosmetics & Personal Care — 3.7%
Avon Products, Inc.	15,000	644,100
The Procter & Gamble Co.	7,700	408,100
		1,052,200

Electrical Equipment & Electronics — 6.9%
Advanced Micro Devices, Inc.(*) (†)	5,460	88,015
Broadcom Corp. Cl. A(*)	16,230	485,602
General Electric Co.	25,140	906,548
Marvell Technology Group Limited(*)	12,570	481,934
		1,962,099

Energy — 3.3%
Halliburton Co.	4,400	190,300
Nabors Industries Limited(*)	7,100	419,894
Schlumberger Limited	4,770	336,190
		946,384

Financial Services — 6.8%
Franklin Resources, Inc.	6,050	415,332
The Goldman Sachs Group, Inc.	1,350	148,487
MBNA Corp.	24,450	600,247

1

Merrill Lynch & Co., Inc.	8,250	$466,950
The Schwab (Charles) Corp.(†)	28,400	298,484
		1,929,500

Foods — 1.3%
Starbucks Corp.(*)	7,030	363,170

Healthcare — 3.9%
Caremark Rx, Inc.(*)	9,350	371,943
UnitedHealth Group, Inc.	7,600	724,888
		1,096,831

Home Construction, Furnishings & Appliances — 1.6%
Pulte Homes, Inc.(†)	6,030	443,989

Household Products — 2.6%
Corning, Inc.(*)	67,200	747,936

Information Retrieval Services — 7.6%
Google, Inc. Cl. A(*) (†)	3,660	660,667
Yahoo!, Inc.(*)	43,650	1,479,735
		2,140,402

Insurance — 4.8%
AFLAC, Inc.	7,300	271,998
American International Group, Inc.	12,900	714,789
WellPoint, Inc.(*)	2,940	368,529
		1,355,316

Manufacturing — 0.8%
Applied Materials, Inc.(*)	14,100	229,125

Medical Supplies — 5.9%
Boston Scientific Corp.(*) (†)	15,640	458,096
St. Jude Medical, Inc.(*)	20,750	747,000
Zimmer Holdings, Inc.(*)	6,120	476,197
		1,681,293

Pharmaceuticals — 11.0%
Alcon, Inc.	8,250	736,643
Amgen, Inc.(*)	16,200	943,002
Genentech, Inc.(*)	6,300	356,643
Gilead Sciences, Inc.(*)	14,700	526,260
Teva Pharmaceutical Sponsored ADR (Israel)	18,150	562,650
		3,125,198

Prepackaged Software — 6.0%
Electronic Arts, Inc.(*)	14,310	740,972
Microsoft Corp.	29,200	705,764
Symantec Corp.(*)	12,000	255,960
		1,702,696

2

Retail — 5.7%
Lowe’s Companies, Inc.(†)	16,350	$933,422
Target Corp.	13,350	667,767
		1,601,189

Retail - Grocery — 0.8%
Whole Foods Market, Inc.	2,270	231,835

Transportation — 1.4%
Carnival Corp.	7,750	401,528

TOTAL EQUITIES
(Cost $26,325,164)		28,316,741

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 10.7%
Cash Equivalents — 10.3%(**)
Bank of America Bank Note
2.540%	06/01/2005	$89,019	$89,019
Bank of America Bank Note
2.770%	04/18/2005	47,933	47,933
Bank of America Bank Note
2.800%	06/09/2005	47,933	47,933
Bank of America Bank Note
2.820%	05/16/2005	68,477	68,477
Barclays Eurodollar Time Deposit
2.785%	04/22/2005	27,391	27,391
Barclays Eurodollar Time Deposit
2.785%	04/25/2005	34,392	34,392
Barclays Eurodollar Time Deposit
2.950%	06/14/2005	68,477	68,477
BGI Institutional Money Market Fund		273,906	273,906
BNP Paribas Eurodollar Time Deposit
2.780%	04/19/2005	47,933	47,933
Calyon Eurodollar Time Deposit
2.770%	04/21/2005	33,997	33,997
Calyon Eurodollar Time Deposit
2.770%	04/28/2005	92,524	92,524
Canadian Imperial Bank of Commerce Bank Note
3.020%	05/18/2005	136,953	136,953
Citigroup Eurodollar Time Deposit
2.640%	04/01/2005	93,791	93,791
Citigroup Eurodollar Time Deposit
2.870%	06/06/2005	34,238	34,238
Citigroup Eurodollar Time Deposit
2.920%	06/14/2005	136,953	136,953
Den Danske Bank Eurodollar Time Deposit
2.844%	04/01/2005	48,019	48,019
Federal Home Loan Bank Discount Note
2.725%	04/22/2005	95,601	95,601

3

Fortis Bank Eurodollar Time Deposit
2.440%	04/14/2005	$68,477	$68,477
Fortis Bank Eurodollar Time Deposit
2.780%	04/26/2005	48,333	48,333
Fortis Bank Eurodollar Time Deposit
2.800%	04/06/2005	89,019	89,019
Freddie Mac Discount Note
2.728%	05/02/2005	35,248	35,248
Freddie Mac Discount Note
2.740%	05/03/2005	78,063	78,063
General Electric Capital Corp.
2.646%	04/04/2005	32,627	32,627
General Electric Capital Corp.
2.656%	04/04/2005	94,930	94,930
Goldman Sachs Financial Square Prime Obligations Fund		31,239	31,239
Keybank Eurodollar Time Deposit
2.844%	04/01/2005	82,172	82,172
Merrill Lynch Premier Institutional Money Market Fund		65,313	65,313
Merrimac Cash Fund, Premium Class		139,565	139,565
Morgan Stanley Dean Witter & Co.
2.955%	07/19/2005	136,953	136,953
Rabobank Nederland Eurodollar Time Deposit
2.750%	04/27/2005	37,362	37,362
Royal Bank of Canada Eurodollar Time Deposit
2.790%	04/29/2005	68,477	68,477
Royal Bank of Scotland Eurodollar Time Deposit
2.800%	05/02/2005	136,947	136,947
The Bank of the West Eurodollar Time Deposit
2.790%	04/22/2005	47,933	47,933
Toronto Dominion Bank Eurodollar Time Deposit
2.840%	05/09/2005	37,801	37,801
Toronto Dominion Bank Eurodollar Time Deposit
3.010%	06/24/2005	23,207	23,207
UBS AG Eurodollar Time Deposit
2.805%	05/03/2005	47,933	47,933
Wells Fargo Eurodollar Time Deposit
2.760%	04/07/2005	93,661	93,661
Wells Fargo Eurodollar Time Deposit
2.780%	04/20/2005	51,357	51,357
Wells Fargo Eurodollar Time Deposit
2.780%	04/21/2005	20,650	20,650
Wells Fargo Eurodollar Time Deposit
2.790%	04/12/2005	9,810	9,810
Wells Fargo Eurodollar Time Deposit
2.800%	05/05/2005	62,317	62,317
			2,916,931

4

Repurchase Agreement — 0.4%
Investors Bank & Trust Company Repurchase Agreement, dated 3/31/2005, 2.02%, due 04/01/2005(a)	$127,887	$127,887

TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)		3,044,818

TOTAL INVESTMENTS — 110.6% (Cost $29,369,982)(***)		$31,361,559

Other Assets/(Liabilities) — (10.6%)		(3,006,830)

NET ASSETS — 100.0%		$28,354,729

Notes to Portfolio of Investments

ADR - American Depository Receipt.

(*)	Non-income producing security.
(**)	Represents investments of security lending collateral. (Note 2).
(***)	See Note 3 for aggregate cost for Federal tax purposes.
(†)	Denotes all or a portion of security on loan.
(a)

Maturity value of $127,894.  Collateralized by U.S. Government Agency obligation with a rate of 3.26%, maturity date of 01/15/2028, and an aggregate market value, including accrued interest, of $134,504.

The accompanying notes are an integral part of the financial statements.

5

MassMutual Select Growth Equity Fund — Portfolio of Investments

March 31, 2005 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES - 99.1%
Advertising — 0.1%
Catalina Marketing Corp.(†)	8,000	$207,200
Getty Images, Inc.(*) (†)	11,300	803,543
		1,010,743

Aerospace & Defense — 3.7%
Boeing Co.	238,900	13,966,094
Engineered Support Systems, Inc.(†)	10,500	561,960
General Dynamics Corp.	6,000	642,300
Lockheed Martin Corp.	146,500	8,945,290
Rockwell Collins, Inc.	38,200	1,817,938
United Defense Industries, Inc.	21,800	1,600,556
United Technologies Corp.	32,900	3,344,614
		30,878,752

Apparel, Textiles & Shoes — 3.1%
Abercrombie & Fitch Co. Cl. A	44,200	2,530,008
Aeropostale, Inc.(*)	18,300	599,325
American Eagle Outfitters, Inc.	218,000	6,441,900
Chico’s FAS, Inc.(*) (†)	44,000	1,243,440
Coach, Inc.(*)	56,000	3,171,280
Columbia Sportswear Co.(*) (†)	25,600	1,362,688
Nike, Inc. Cl. B	28,300	2,357,673
Nordstrom, Inc.	35,600	1,971,528
Pacific Sunwear of California, Inc.(*)	15,800	442,084
Ross Stores, Inc.	19,600	571,144
Timberland Co. Cl. A(*)	10,200	723,486
Urban Outfitters, Inc.(*)	104,500	5,012,865
		26,427,421

Automotive & Parts — 2.0%
Copart, Inc.(*)	12,900	303,924
Harley-Davidson, Inc.	215,800	12,464,608
Oshkosh Truck Corp.	5,400	442,746
Paccar, Inc.	55,400	4,010,406
		17,221,684

Banking, Savings & Loans — 2.1%
Fannie Mae	284,700	15,501,915
First Marblehead Corp. (The)(*)	6,100	350,933
Freddie Mac	35,400	2,237,280
		18,090,128

Broadcasting, Publishing & Printing — 0.3%
The McGraw-Hill Companies, Inc.	19,900	1,736,275
Washington Post Co. Cl. B	900	804,600
		2,540,875

Building Materials & Construction — 0.1%
Kinetic Concepts, Inc.(*)	11,700	697,905

1

Chemicals — 1.4%
Dow Chemical Co.	212,800	$10,608,080
Georgia Gulf Corp.	25,300	1,163,294
		11,771,374

Commercial Services — 1.7%
Apollo Group, Inc. Cl. A(*)	16,100	1,192,366
Cendant Corp.	24,100	495,014
Convergys Corp.(*)	38,800	579,284
Ecolab, Inc.(†)	59,600	1,969,780
Fastenal Co.(†)	13,800	763,278
Fluor Corp.	19,100	1,058,713
ITT Educational Services, Inc.(*) (†)	25,200	1,222,200
Jacobs Engineering Group, Inc.(*)	13,900	721,688
Moody’s Corp.	7,300	590,278
Pharmaceutical Product Development, Inc.(*)	30,000	1,453,500
Regis Corp.	38,000	1,555,340
Rent-A-Center, Inc.(*)	87,700	2,395,087
Robert Half International, Inc.(†)	18,500	498,760
Ryder System, Inc.	5,100	212,670
		14,707,958

Communications — 3.2%
Harris Corp.	46,000	1,501,900
Juniper Networks, Inc.(*)	20,200	445,612
Network Appliance, Inc.(*)	140,200	3,877,932
Qualcomm, Inc.	567,600	20,802,540
		26,627,984

Communications Equipment — 0.1%
Motorola, Inc.	75,900	1,136,223

Computer Integrated Systems Design — 0.9%
Autodesk, Inc.	250,500	7,454,880

Computer Programming Services — 0.2%
Cognizant Technology Solutions Corp.(*)	20,800	960,960
VeriSign, Inc.(*)	25,200	723,240
		1,684,200

Computers & Information — 7.4%
Apple Computer, Inc.(*)	143,800	5,992,146
Cisco Systems, Inc.(*)	65,500	1,171,795
Dell, Inc.(*)	1,138,400	43,737,328
International Business Machines Corp.	108,200	9,887,316
Lexmark International, Inc.(*)	25,100	2,007,247
		62,795,832

Cosmetics & Personal Care — 2.0%
The Gillette Co.	119,800	6,047,504
Kimberly-Clark Corp.	82,200	5,403,006
The Procter & Gamble Co.	108,500	5,750,500
		17,201,010

2

Data Processing & Preparation — 2.3%
Affiliated Computer Services, Inc. Cl. A(*) (†)	23,200	$1,235,168
Alliance Data Systems Corp.(*)	21,200	856,480
Factset Research Systems, Inc.(†)	34,200	1,128,942
First Data Corp.	324,700	12,763,957
Fiserv, Inc.(*)	34,600	1,377,080
NCR Corp.(*)	40,600	1,369,844
Total System Services, Inc.(†)	38,100	952,119
		19,683,590

Electric Utilities — 0.2%
TXU Corp.	18,300	1,457,229

Electrical Equipment & Electronics — 2.0%
Amphenol Corp. Cl. A	31,600	1,170,464
Cree, Inc.(*) (†)	19,300	419,775
Emerson Electric Co.	30,700	1,993,351
Freescale Semiconductor, Inc. Cl. B(*)	5,774	99,602
General Electric Co.	17,200	620,232
Intel Corp.	362,600	8,423,198
Rockwell Automation, Inc.	76,700	4,344,288
		17,070,910

Energy — 8.8%
BJ Services Co.(†)	84,300	4,373,484
Burlington Resources, Inc.	100,500	5,032,035
CAL Dive International, Inc.(*)	8,500	385,050
EOG Resources, Inc.	88,200	4,298,868
Equitable Resources, Inc.	17,700	1,016,688
Exxon Mobil Corp.	790,600	47,119,760
Halliburton Co.	34,300	1,483,475
Kinder Morgan, Inc.	9,600	726,720
Murphy Oil Corp.	4,600	454,158
National-Oilwell, Inc.(*)	66,300	3,096,210
Patterson-UTI Energy, Inc.	129,600	3,242,592
Pride International, Inc.(*)	27,800	690,552
Western Gas Resources, Inc.	26,700	919,815
XTO Energy, Inc.	41,600	1,366,144
		74,205,551

Entertainment & Leisure — 0.1%
Blockbuster, Inc. Cl. A(†)	43,700	385,871

Financial Services — 1.5%
The Chicago Mercantile Exchange	6,500	1,261,195
Franklin Resources, Inc.	13,800	947,370
MBNA Corp.	404,700	9,935,385
Regency Centers Corp.	11,100	528,693
		12,672,643

Foods — 2.1%
7-Eleven, Inc.(*)	14,900	357,898
Hershey Foods Corp.(†)	29,400	1,777,524
Sara Lee Corp.	22,600	500,816
Starbucks Corp.(*)	266,900	13,788,054
Wrigley (Wm.) Jr. Co.	16,900	1,108,133
		17,532,425

3

Healthcare — 4.4%
Caremark Rx, Inc.(*)	18,300	$727,974
Covance, Inc.(*)	17,400	828,414
Coventry Health Care, Inc.(*)	31,353	2,136,393
Express Scripts, Inc.(*)	11,000	959,090
Health Net, Inc.(*)	37,600	1,229,896
Idexx Laboratories, Inc.(*) (†)	6,000	324,960
Lincare Holdings, Inc.(*)	110,100	4,869,723
Renal Care Group, Inc.(*)	51,100	1,938,734
UnitedHealth Group, Inc.	249,076	23,756,869
Universal Health Services Cl. B	8,000	419,200
		37,191,253

Home Construction, Furnishings & Appliances — 1.1%
D.R. Horton, Inc.(†)	19,733	576,993
Fossil, Inc.(*)	9,600	248,880
Harman International Industries	43,500	3,848,010
Maytag Corp.(†)	69,000	963,930
Mohawk Industries, Inc.(*) (†)	37,000	3,119,100
NVR, Inc.(*) (†)	400	314,000
		9,070,913

Household Products — 1.1%
Black & Decker Corp.(†)	66,700	5,268,633
Fortune Brands, Inc.	7,600	612,788
Sherwin-Williams Co.	70,500	3,101,295
		8,982,716

Industrial - Distribution — 0.2%
Grainger (W.W.), Inc.	31,000	1,930,370

Industrial - Diversified — 1.2%
3M Co.	9,300	796,917
Danaher Corp.(†)	64,900	3,466,309
Illinois Tool Works, Inc.(†)	68,900	6,168,617
		10,431,843

Information Retrieval Services — 0.3%
Google, Inc. Cl. A(*)	7,000	1,263,570
Yahoo!, Inc.(*)	47,200	1,600,080
		2,863,650

Insurance — 2.7%
Aetna, Inc.	111,200	8,334,440
AFLAC, Inc.	45,800	1,706,508
Ambac Financial Group, Inc.	31,500	2,354,625
American International Group, Inc.	60,900	3,374,469
AMERIGROUP Corp.(*)	8,100	296,136
Brown & Brown, Inc.(†)	22,100	1,018,589
Marsh & McLennan Companies, Inc.	75,400	2,293,668
Radian Group, Inc.	28,400	1,355,816
WellPoint, Inc.(*)	17,800	2,231,230
		22,965,481

4

Lodging — 0.8%
Marriott International, Inc. Cl. A	64,300	$4,299,098
MGM Mirage(*)	15,000	1,062,300
Starwood Hotels & Resorts Worldwide, Inc.	25,500	1,530,765
		6,892,163

Machinery & Components — 1.2%
Baker Hughes, Inc.	44,700	1,988,703
Caterpillar, Inc.	15,100	1,380,744
FMC Technologies, Inc.(*)	51,900	1,722,042
Graco, Inc.	7,500	302,700
Grant Prideco, Inc.(*)	35,900	867,344
Smith International, Inc.	59,100	3,707,343
		9,968,876

Manufacturing — 0.8%
American Standard Companies, Inc.	110,700	5,145,336
Avery Dennison Corp.	18,500	1,145,705
		6,291,041

Medical Supplies — 2.3%
Bard (C.R.), Inc.(†)	55,300	3,764,824
Bausch & Lomb, Inc.(†)	20,700	1,517,310
Becton, Dickinson & Co.	60,400	3,528,568
Biomet, Inc.	22,300	809,490
Dentsply International, Inc.	7,700	418,957
Guidant Corp.	67,300	4,973,470
Mine Safety Appliances Co.	7,400	286,676
Stryker Corp.	25,900	1,155,399
Zimmer Holdings, Inc.(*)	41,800	3,252,458
		19,707,152

Metals & Mining — 1.0%
Nucor Corp.	111,500	6,417,940
Precision Castparts Corp.	12,900	993,429
Worthington Industries, Inc.	38,500	742,280
		8,153,649

Pharmaceuticals — 13.6%
AmerisourceBergen Corp.(†)	60,700	3,477,503
Cardinal Health, Inc.	31,600	1,763,280
Charles River Laboratories International, Inc.(*)	20,200	950,208
Hospira, Inc.(*)	20,400	658,308
Johnson & Johnson	852,600	57,260,616
McKesson Corp.	61,900	2,336,725
Merck & Co., Inc.	627,400	20,308,938
Pfizer, Inc.	1,072,900	28,185,083
		114,940,661

5

Prepackaged Software — 3.0%
Adobe Systems, Inc.	143,400	$9,632,178
Microsoft Corp.	262,300	6,339,791
Oracle Corp.(*)	362,500	4,524,000
Symantec Corp.(*)	204,700	4,366,251
Tibco Software, Inc.(*)	47,700	355,365
		25,217,585

Real Estate — 0.2%
The St. Joe Co.	23,000	1,547,900

Restaurants — 1.1%
Applebee’s International, Inc.(†)	88,250	2,432,170
Brinker International, Inc.(*)	44,200	1,600,924
McDonald’s Corp.	26,700	831,438
Outback Steakhouse, Inc.(†)	59,200	2,710,768
Yum! Brands, Inc.	35,300	1,828,893
		9,404,193

Retail — 11.3%
AutoZone, Inc.(*)	11,300	968,410
Bed Bath & Beyond, Inc.(*)	176,700	6,456,618
Costco Wholesale Corp.	28,300	1,250,294
Dollar General Corp.	120,300	2,635,773
Dollar Tree Stores, Inc.(*) (†)	112,400	3,229,252
Family Dollar Stores, Inc.	32,900	998,844
The Home Depot, Inc.	1,042,800	39,876,672
Lowe’s Companies, Inc.	196,100	11,195,349
Michaels Stores, Inc.	23,400	849,420
MSC Industrial Direct Co. Cl. A	33,400	1,020,704
O’Reilly Automotive, Inc.(*)	5,500	272,415
Pier 1 Imports, Inc.(†)	75,600	1,378,188
Staples, Inc.	48,200	1,514,926
Target Corp.	145,200	7,262,904
TJX Companies, Inc.	181,000	4,458,030
Walgreen Co.	162,800	7,231,576
Wal-Mart Stores, Inc.	92,400	4,630,164
		95,229,539

Retail - Grocery — 0.0%
Weis Markets, Inc.	9,500	350,265

Telephone Utilities — 1.1%
Verizon Communications, Inc.	272,400	9,670,200

Tobacco — 4.5%
Altria Group, Inc.	576,600	37,703,874

Transportation — 1.9%
CNF, Inc.	34,700	1,623,613
Expeditors International of Washington, Inc.(†)	80,000	4,284,000
FedEx Corp.	39,300	3,692,235
J.B. Hunt Transport Services, Inc.(†)	54,100	2,367,957
Landstar System, Inc.(*)	48,500	1,588,375
Polaris Industries, Inc.(†)	12,800	898,944
Robinson (C.H.) Worldwide, Inc.(†)	28,500	1,468,605
		15,923,729

TOTAL EQUITIES
(Cost $789,937,955)		837,692,241

6

	Number of
	Shares	Market Value
RIGHTS - 0.0%
Computers & Information
Seagate Technology(*) (††)	66,000	$—

TOTAL RIGHTS
(Cost $0)		—

TOTAL LONG TERM INVESTMENTS
(Cost $789,937,955)		837,692,241

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 7.9%
Cash Equivalents — 6.1%(**)
Bank of America Bank Note
2.540%	06/01/2005	$1,565,503	$1,565,503
Bank of America Bank Note
2.770%	04/18/2005	842,963	842,963
Bank of America Bank Note
2.800%	06/09/2005	842,967	842,967
Bank of America Bank Note
2.820%	05/16/2005	1,204,233	1,204,233
Barclays Eurodollar Time Deposit
2.785%	04/22/2005	481,693	481,693
Barclays Eurodollar Time Deposit
2.785%	04/25/2005	604,827	604,827
Barclays Eurodollar Time Deposit
2.950%	06/14/2005	1,204,233	1,204,233
BGI Institutional Money Market Fund		4,816,934	4,816,934
BNP Paribas Eurodollar Time Deposit
2.780%	04/19/2005	842,963	842,963
Calyon Eurodollar Time Deposit
2.770%	04/21/2005	597,872	597,872
Calyon Eurodollar Time Deposit
2.770%	04/28/2005	1,627,134	1,627,134
Canadian Imperial Bank of Commerce Bank Note
3.020%	05/18/2005	2,408,467	2,408,467
Citigroup Eurodollar Time Deposit
2.640%	04/01/2005	1,649,417	1,649,417
Citigroup Eurodollar Time Deposit
2.870%	06/06/2005	602,117	602,117
Citigroup Eurodollar Time Deposit
2.920%	06/14/2005	2,408,467	2,408,467

7

Den Danske Bank Eurodollar Time Deposit
2.844%	04/01/2005	$844,457	$844,457
Federal Home Loan Bank Discount Note
2.725%	04/22/2005	1,681,248	1,681,248
Fortis Bank Eurodollar Time Deposit
2.440%	04/14/2005	1,204,233	1,204,233
Fortis Bank Eurodollar Time Deposit
2.780%	04/26/2005	849,995	849,995
Fortis Bank Eurodollar Time Deposit
2.800%	04/06/2005	1,565,503	1,565,503
Freddie Mac Discount Note
2.728%	05/02/2005	619,871	619,871
Freddie Mac Discount Note
2.740%	05/03/2005	1,372,826	1,372,826
General Electric Capital Corp.
2.646%	04/04/2005	573,765	573,765
General Electric Capital Corp.
2.656%	04/04/2005	1,669,456	1,669,456
Goldman Sachs Financial Square Prime Obligations Fund		549,368	549,368
Keybank Eurodollar Time Deposit
2.844%	04/01/2005	1,445,080	1,445,080
Merrill Lynch Premier Institutional Money Market Fund		1,148,603	1,148,603
Merrimac Cash Fund, Premium Class		2,454,416	2,454,416
Morgan Stanley Dean Witter & Co.
2.955%	07/19/2005	2,408,467	2,408,467
Rabobank Nederland Eurodollar Time Deposit
2.750%	04/27/2005	657,054	657,054
Royal Bank of Canada Eurodollar Time Deposit
2.790%	04/29/2005	1,204,233	1,204,233
Royal Bank of Scotland Eurodollar Time Deposit
2.800%	05/02/2005	2,408,467	2,408,467
The Bank of the West Eurodollar Time Deposit
2.790%	04/22/2005	842,963	842,963
Toronto Dominion Bank Eurodollar Time Deposit
2.840%	05/09/2005	664,779	664,779
Toronto Dominion Bank Eurodollar Time Deposit
3.010%	06/24/2005	408,123	408,123
UBS AG Eurodollar Time Deposit
2.805%	05/03/2005	842,963	842,963
Wells Fargo Eurodollar Time Deposit
2.760%	04/07/2005	1,647,136	1,647,136
Wells Fargo Eurodollar Time Deposit
2.780%	04/20/2005	903,175	903,175
Wells Fargo Eurodollar Time Deposit
2.780%	04/21/2005	363,146	363,146
Wells Fargo Eurodollar Time Deposit
2.790%	04/12/2005	172,513	172,513
Wells Fargo Eurodollar Time Deposit
2.800%	05/05/2005	1,095,911	1,095,911
			51,297,541

8

Repurchase Agreement — 1.8%
Investors Bank & Trust Company Repurchase Agreement, dated 3/31/2005, 2.02%, due 04/01/2005(a)	$15,360,947	$15,360,947

TOTAL SHORT-TERM INVESTMENTS
(At Amortized Cost)		66,658,488

TOTAL INVESTMENTS — 107.0%
(Cost $856,596,443)(***)		$904,350,729

Other Assets/(Liabilities) — (7.0%)		(58,840,633)

NET ASSETS — 100.0%		$845,510,096

Notes to Portfolio of Investments

(*)	Non-income producing security.
(**)	Represents investments of security lending collateral. (Note 2).
(***)	See Note 3 for aggregate cost for Federal tax purposes.
(†)	Denotes all or a portion of security on loan.
(††)	This security is valued in good faith under procedures established by the board of directors.
(a)

Maturity value of $15,361,809. Collateralized by U.S. Government Agency obligation with a rate of 5.265%, maturity date of 05/25/2018, and an aggregate market value, including accrued interest, of $16,129,747.

The accompanying notes are an integral part of the financial statements.

9

MassMutual Select Aggressive Growth Fund — Portfolio of Investments

March 31, 2005 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES - 99.1%
Banking, Savings & Loans — 5.7%
Capital One Financial Corp.(†)	343,500	$25,683,495

Commercial Services — 17.7%
Apollo Group, Inc. Cl. A(*) (†)	426,500	31,586,590
eBay, Inc.(*)	971,000	36,179,460
Moody’s Corp.(†)	155,200	12,549,472
		80,315,522

Communications — 4.0%
Qualcomm, Inc.	500,700	18,350,655

Computers & Information — 9.7%
Cisco Systems, Inc.(*)	969,100	17,337,199
Dell, Inc.(*)	690,000	26,509,800
		43,846,999

Foods — 6.9%
Starbucks Corp.(*)	605,600	31,285,296

Information Retrieval Services — 4.6%
Google, Inc. Cl. A(*) (†)	115,200	20,794,752

Medical Supplies — 14.2%
Allergan, Inc.	197,600	13,727,272
Medtronic, Inc.	346,500	17,654,175
Patterson Cos., Inc.(*) (†)	194,200	9,700,290
Stryker Corp.	280,100	12,495,261
Zimmer Holdings, Inc.(*)	136,600	10,628,846
		64,205,844

Pharmaceuticals — 17.6%
Amgen, Inc.(*)	236,700	13,778,307
Genentech, Inc.(*)	528,500	29,918,385
Genzyme Corp.(*)	267,400	15,305,976
Teva Pharmaceutical Sponsored ADR (Israel)	662,200	20,528,200
		79,530,868

Prepackaged Software — 3.8%
Microsoft Corp.	484,100	11,700,697
Red Hat, Inc.(*) (†)	520,200	5,675,382
		17,376,079

Retail — 14.9%
Bed Bath & Beyond, Inc.(*) (†)	299,600	10,947,384
Kohl’s Corp.(*)	244,500	12,623,535
Lowe’s Companies, Inc.	387,000	22,093,830
Walgreen Co.	293,300	13,028,386
Wal-Mart Stores, Inc.	171,300	8,583,843
		67,276,978

TOTAL EQUITIES
(Cost $426,098,438)		448,666,488

1

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 13.6%
Cash Equivalents — 13.0%(**)
Bank of America Bank Note
2.540%	06/01/2005	$1,798,899	$1,798,899
Bank of America Bank Note
2.770%	04/18/2005	968,638	968,638
Bank of America Bank Note
2.800%	06/09/2005	968,636	968,636
Bank of America Bank Note
2.820%	05/16/2005	1,383,768	1,383,768
Barclays Eurodollar Time Deposit
2.785%	04/22/2005	553,507	553,507
Barclays Eurodollar Time Deposit
2.785%	04/25/2005	694,998	694,998
Barclays Eurodollar Time Deposit
2.950%	06/14/2005	1,383,768	1,383,768
BGI Institutional Money Market Fund		5,535,073	5,535,073
BNP Paribas Eurodollar Time Deposit
2.780%	04/19/2005	968,638	968,638
Calyon Eurodollar Time Deposit
2.770%	04/21/2005	687,007	687,007
Calyon Eurodollar Time Deposit
2.770%	04/28/2005	1,869,718	1,869,718
Canadian Imperial Bank of Commerce Bank Note
3.020%	05/18/2005	2,767,536	2,767,536
Citigroup Eurodollar Time Deposit
2.640%	04/01/2005	1,895,323	1,895,323
Citigroup Eurodollar Time Deposit
2.870%	06/06/2005	691,884	691,884
Citigroup Eurodollar Time Deposit
2.920%	06/14/2005	2,767,536	2,767,536
Den Danske Bank Eurodollar Time Deposit
2.844%	04/01/2005	970,353	970,353
Federal Home Loan Bank Discount Note
2.725%	04/22/2005	1,931,899	1,931,899
Fortis Bank Eurodollar Time Deposit
2.440%	04/14/2005	1,383,768	1,383,768
Fortis Bank Eurodollar Time Deposit
2.780%	04/26/2005	976,718	976,718
Fortis Bank Eurodollar Time Deposit
2.800%	04/06/2005	1,798,899	1,798,899
Freddie Mac Discount Note
2.728%	05/02/2005	712,286	712,286
Freddie Mac Discount Note
2.740%	05/03/2005	1,577,496	1,577,496

2

General Electric Capital Corp.
2.646%	04/04/2005	$659,306	$659,306
General Electric Capital Corp.
2.656%	04/04/2005	1,918,349	1,918,349
Goldman Sachs Financial Square Prime Obligations Fund		631,271	631,271
Keybank Eurodollar Time Deposit
2.844%	04/01/2005	1,660,522	1,660,522
Merrill Lynch Premier Institutional Money Market Fund		1,319,843	1,319,843
Merrimac Cash Fund, Premium Class		2,820,335	2,820,335
Morgan Stanley Dean Witter & Co.
2.955%	07/19/2005	2,767,536	2,767,536
Rabobank Nederland Eurodollar Time Deposit
2.750%	04/27/2005	755,012	755,012
Royal Bank of Canada Eurodollar Time Deposit
2.790%	04/29/2005	1,383,768	1,383,768
Royal Bank of Scotland Eurodollar Time Deposit
2.800%	05/02/2005	2,767,536	2,767,536
The Bank of the West Eurodollar Time Deposit
2.790%	04/22/2005	968,638	968,638
Toronto Dominion Bank Eurodollar Time Deposit
2.840%	05/09/2005	763,889	763,889
Toronto Dominion Bank Eurodollar Time Deposit
3.010%	06/24/2005	468,969	468,969
UBS AG Eurodollar Time Deposit
2.805%	05/03/2005	968,638	968,638
Wells Fargo Eurodollar Time Deposit
2.760%	04/07/2005	1,892,701	1,892,701
Wells Fargo Eurodollar Time Deposit
2.780%	04/20/2005	1,037,826	1,037,826
Wells Fargo Eurodollar Time Deposit
2.780%	04/21/2005	417,287	417,287
Wells Fargo Eurodollar Time Deposit
2.790%	04/12/2005	198,233	198,233
Wells Fargo Eurodollar Time Deposit
2.800%	05/05/2005	1,259,296	1,259,296
			58,945,303

Repurchase Agreement — 0.6%
Investors Bank & Trust Company Repurchase Agreement, dated 3/31/2005, 2.02%, due 04/01/2005(a)		2,586,492	2,586,492

TOTAL SHORT-TERM INVESTMENTS
(At Amortized Cost)			61,531,795

TOTAL INVESTMENTS — 112.7%
(Cost $487,630,233)(***)			$510,198,283

Other Assets/(Liabilities) — (12.7%)			(57,385,355)

NET ASSETS — 100.0%			$452,812,928

3

Notes to Portfolio of Investments
ADR - American Depository Receipt.

(*)	Non-income producing security.
(**)	Represents investments of security lending collateral. (Note 2).
(***)	See Note 3 for aggregate cost for Federal tax purposes.
(†)	Denotes all or a portion of security on loan.
(a)

Maturity value of $2,586,638. Collaterized by U.S. Government Agency obligation with a rate of 3.31%, maturity date of 04/15/2028, and an aggregate market value, including accrued interest, of $2,716,419.

The accompanying notes are an integral part of the financial statements.

4

MassMutual Select OTC 100 Fund — Portfolio of Investments

March 31, 2005 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES - 98.7%
Advertising — 0.3%
Lamar Advertising Co.(*) (†)	4,277	$172,320

Apparel, Textiles & Shoes — 0.3%
Ross Stores, Inc.	7,269	211,819

Automotive & Parts — 1.1%
Paccar, Inc.	9,791	708,771

Broadcasting, Publishing & Printing — 4.4%
Comcast Corp. Cl. A(*)	47,883	1,617,488
IAC/InterActiveCorp(*) (†)	36,057	802,989
Liberty Media International, Inc. Cl. A(*)	8,749	382,681
		2,803,158

Commercial Services — 6.3%
Apollo Group, Inc. Cl. A(*)	9,365	693,572
Career Education Corp.(*)	5,243	179,625
Cintas Corp.(†)	10,361	428,013
eBay, Inc.(*)	50,440	1,879,394
Fastenal Co.(†)	3,648	201,771
Paychex, Inc.	18,050	592,401
		3,974,776

Communications — 13.9%
EchoStar Communications Corp. Cl. A(†)	11,216	328,068
Juniper Networks, Inc.(*)	17,970	396,418
Network Appliance, Inc.(*) (†)	19,254	532,566
Nextel Communications, Inc.Cl. A(*)	70,319	1,998,466
NTL, Inc.(*) (†)	4,808	306,125
Qualcomm, Inc.	99,823	3,658,513
Research In Motion Limited(*)	9,509	726,678
Sirius Satellite Radio, Inc.(*) (†)	68,784	386,566
Tellabs, Inc.(*)	13,290	97,017
XM Satellite Radio Holdings, Inc. Cl. A(*) (†)	10,939	344,579
		8,774,996

Communications Equipment — 0.4%
Ericsson (LM) Cl. B Sponsored ADR (Sweden)(*) (†)	8,293	233,863

Computer Integrated Systems Design — 1.2%
Autodesk, Inc.	12,026	357,894
Sun Microsystems, Inc.(*)	73,896	298,540
Synopsys, Inc.(*)	6,733	121,867
		778,301

Computer Programming Services — 1.4%
Cognizant Technology Solutions Corp.(*) (†)	6,517	301,085
Mercury Interactive Corp.(*) (†)	4,532	214,726
VeriSign, Inc.(*)	12,012	344,744
		860,555

1

Computers & Information — 10.9%
Apple Computer, Inc.(*)	57,320	$2,388,524
CDW Corp.(†)	4,346	246,331
Cisco Systems, Inc.(*)	116,138	2,077,709
Comverse Technology, Inc.(*)	10,319	260,245
Dell, Inc.(*)	45,494	1,747,879
Sandisk Corp.(*) (†)	7,516	208,945
		6,929,633

Containers — 0.3%
Smurfit-Stone Container Corp.	12,516	193,623

Data Processing & Preparation — 0.8%
Fiserv, Inc.(*)	12,177	484,645

Electrical Equipment & Electronics — 14.4%
Altera Corp.(*) (†)	26,333	520,867
American Power Conversion Corp.	9,668	252,431
ATI Technologies, Inc.(*)	12,451	214,904
Broadcom Corp. Cl. A(*)	12,531	374,928
Flextronics International Limited(*)	30,852	371,458
Garmin Limited(†)	5,044	233,638
Intel Corp.	109,658	2,547,355
Intersil Corp. Cl. A	7,641	132,342
JDS Uniphase Corp.(*) (†)	82,695	138,101
Kla-Tencor Corp.(*)	11,978	551,108
Linear Technology Corp.(†)	20,640	790,718
Marvell Technology Group Limited(*)	13,144	503,941
Maxim Integrated Products, Inc.(†)	23,023	940,950
Microchip Technology, Inc.	8,665	225,377
Molex, Inc.(†)	4,968	130,956
Novellus Systems, Inc.	7,166	191,547
Qlogic Corp.(*)	4,709	190,715
Sanmina-SCI Corp.(*) (†)	28,098	146,672
Xilinx, Inc.	23,251	679,627
		9,137,635

Foods — 2.3%
Starbucks Corp.(*)	27,944	1,443,587

Healthcare — 0.8%
Express Scripts, Inc.(*)	3,293	287,117
Lincare Holdings, Inc.(*)	4,866	215,223
		502,340

Information Retrieval Services — 1.8%
Yahoo!, Inc.(*)	33,479	1,134,938

Internet Content — 0.2%
BEA Systems, Inc.(*)	18,761	149,525

Lodging — 0.6%
Wynn Resorts Limited(*) (†)	5,374	364,035

2

Manufacturing — 1.5%
Applied Materials, Inc.(*)	43,376	$704,860
Lam Research Corp.(*)	7,253	209,322
		914,182

Medical Supplies — 1.8%
Biomet, Inc.	17,111	621,129
Dentsply International, Inc.	3,895	211,927
Patterson Cos., Inc.(*) (†)	6,627	331,019
		1,164,075

Miscellaneous — 0.0%
Nasdaq-100 Index Tracking Stock	444	16,228

Pharmaceuticals — 9.5%
Amgen, Inc.(*)	29,534	1,719,174
Biogen Idec, Inc.(*) (†)	18,235	629,290
Chiron Corp.(*)	13,142	460,759
Genzyme Corp.(*)	15,688	897,981
Gilead Sciences, Inc.(*)	21,441	767,588
Invitrogen Corp.(*)	2,437	168,640
Medimmune, Inc.(*)	13,385	318,697
Millennium Pharmaceuticals, Inc.(*)	16,913	142,407
Sigma-Aldrich Corp.	3,335	204,269
Teva Pharmaceutical Sponsored ADR (Israel)	22,977	712,287
		6,021,092

Prepackaged Software — 16.5%
Adobe Systems, Inc.	12,036	808,458
Check Point Software Technologies Limited(*)	12,792	278,098
Citrix Systems, Inc.(*)	10,121	241,082
Electronic Arts, Inc.(*)	15,612	808,389
Intuit, Inc.(*)	11,746	514,122
Microsoft Corp.	188,315	4,551,574
Oracle Corp.(*)	109,561	1,367,321
Pixar, Inc.(*) (†)	2,924	285,236
Siebel Systems, Inc.(*)	29,981	273,727
Symantec Corp.(*)	37,312	795,865
Veritas Software Corp.(*)	21,747	504,965
		10,428,837

Retail — 5.2%
Bed Bath & Beyond, Inc.(*)	20,465	747,791
Costco Wholesale Corp.	12,513	552,824
Dollar Tree Stores, Inc.(*) (†)	5,463	156,952
Petsmart, Inc.(†)	7,267	208,926
Sears Holdings Corp.(*) (†)	8,093	1,077,745
Staples, Inc.	16,730	525,824
		3,270,062

Retail - Grocery — 0.5%
Whole Foods Market, Inc.	3,179	324,671

3

Retail - Internet — 0.7%
Amazon.com, Inc.(*)	13,681	$468,848

Telephone Utilities — 0.8%
Level 3 Communications, Inc.(*) (†)	34,048	70,139
MCI, Inc.	17,601	438,617
		508,756

Transportation — 0.8%
Expeditors International of Washington, Inc.	5,265	281,941
Robinson (C.H.) Worldwide, Inc.	4,241	218,539
		500,480

TOTAL EQUITIES (Cost $58,435,089)		62,475,751

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 16.0%
Cash Equivalents — 14.5%(***)
Bank of America Bank Note
2.540%	06/01/2005	$280,789	$280,789
Bank of America Bank Note
2.770%	04/18/2005	151,194	151,194
Bank of America Bank Note
2.800%	06/09/2005	151,188	151,188
Bank of America Bank Note
2.820%	05/16/2005	215,992	215,992
Barclays Eurodollar Time Deposit
2.785%	04/22/2005	86,397	86,397
Barclays Eurodollar Time Deposit
2.785%	04/25/2005	108,482	108,482
Barclays Eurodollar Time Deposit
2.950%	06/14/2005	215,992	215,992
BGI Institutional Money Market Fund		863,966	863,966
BNP Paribas Eurodollar Time Deposit
2.780%	04/19/2005	151,194	151,194
Calyon Eurodollar Time Deposit
2.770%	04/21/2005	107,234	107,234
Calyon Eurodollar Time Deposit
2.770%	04/28/2005	291,843	291,843
Canadian Imperial Bank of Commerce Bank Note
3.020%	05/18/2005	431,983	431,983
Citigroup Eurodollar Time Deposit
2.640%	04/01/2005	295,840	295,840
Citigroup Eurodollar Time Deposit
2.870%	06/06/2005	107,996	107,996
Citigroup Eurodollar Time Deposit
2.920%	06/14/2005	431,983	431,983
Den Danske Bank Eurodollar Time Deposit
2.844%	04/01/2005	151,462	151,462
Federal Home Loan Bank Discount Note
2.725%	04/22/2005	301,549	301,549

4

Fortis Bank Eurodollar Time Deposit
2.440%	04/14/2005	$215,992	$215,992
Fortis Bank Eurodollar Time Deposit
2.780%	04/26/2005	152,455	152,455
Fortis Bank Eurodollar Time Deposit
2.800%	04/06/2005	280,789	280,789
Freddie Mac Discount Note
2.728%	05/02/2005	111,180	111,180
Freddie Mac Discount Note
2.740%	05/03/2005	246,230	246,230
General Electric Capital Corp.
2.646%	04/04/2005	102,911	102,911
General Electric Capital Corp.
2.656%	04/04/2005	299,434	299,434
Goldman Sachs Financial Square Prime Obligations Fund		98,535	98,535
Keybank Eurodollar Time Deposit
2.844%	04/01/2005	259,190	259,190
Merrill Lynch Premier Institutional Money Market Fund		206,013	206,013
Merrimac Cash Fund, Premium Class		440,224	440,224
Morgan Stanley Dean Witter & Co.
2.955%	07/19/2005	431,983	431,983
Rabobank Nederland Eurodollar Time Deposit
2.750%	04/27/2005	117,849	117,849
Royal Bank of Canada Eurodollar Time Deposit
2.790%	04/29/2005	215,992	215,992
Royal Bank of Scotland Eurodollar Time Deposit
2.800%	05/02/2005	431,983	431,983
The Bank of the West Eurodollar Time Deposit
2.790%	04/22/2005	151,194	151,194
Toronto Dominion Bank Eurodollar Time Deposit
2.840%	05/09/2005	119,235	119,235
Toronto Dominion Bank Eurodollar Time Deposit
3.010%	06/24/2005	73,201	73,201
UBS AG Eurodollar Time Deposit
2.805%	05/03/2005	151,194	151,194
Wells Fargo Eurodollar Time Deposit
2.760%	04/07/2005	295,430	295,430
Wells Fargo Eurodollar Time Deposit
2.780%	04/20/2005	161,994	161,994
Wells Fargo Eurodollar Time Deposit
2.780%	04/21/2005	65,134	65,134
Wells Fargo Eurodollar Time Deposit
2.790%	04/12/2005	30,942	30,942
Wells Fargo Eurodollar Time Deposit
2.800%	05/05/2005	196,563	196,563
			9,200,731

5

Repurchase Agreement — 1.2%
Investors Bank & Trust Company Repurchase Agreement, dated 3/31/2005, 2.02%, due 04/01/2005(a)		$760,310	$760,310

U.S. Treasury Bills — 0.3%
U.S. Treasury Bill(**)
2.805%	07/14/2005	185,000	183,501

TOTAL SHORT-TERM INVESTMENTS (Cost $10,144,542)			10,144,542

TOTAL INVESTMENTS — 114.7% (Cost $68,579,631)(****)			$72,620,293

Other Assets/(Liabilities) — (14.7%)			(9,293,336)

NET ASSETS — 100.0%			$63,326,957

Notes to Portfolio of Investments
ADR - American Depository Receipt.

(*)	Non-income producing security.
(**)	This security is held as collateral for open futures contracts. (Note 2).
(***)	Represents investments of security lending collateral. (Note 2).
(****)	See Note 3 for aggregate cost for Federal tax purposes.
(†)	Denotes all or a portion of security on loan.
(a)

Maturity value of $760,353. Collateralized by U.S. Government Agency obligation with a rate of 5.495%, maturity date of 09/25/2022, and an aggregate market value, including accrued interest, of $798,325.

The accompanying notes are an integral part of the financial statements.

6

MassMutual Select Focused Value Fund — Portfolio of Investments

March 31, 2005 (Unaudited)

	Number of Shares	Market Value
EQUITIES - 92.1%
Advertising — 0.6%
Catalina Marketing Corp.(†)	95,700	$2,478,630
Harte-Hanks, Inc.	82,000	2,259,920
		4,738,550

Apparel, Textiles & Shoes — 5.4%
The Gap, Inc.(†)	1,800,000	39,312,000
Jones Apparel Group, Inc.	79,300	2,655,757
Tommy Hilfiger Corp.(*)	236,500	2,767,050
		44,734,807

Automotive & Parts — 0.6%
Federal Signal Corp.(†)	211,500	3,208,455
Superior Industries International, Inc.(†)	68,400	1,806,444
		5,014,899

Banking, Savings & Loans — 11.9%
JP Morgan Chase & Co.	900,000	31,140,000
Sovereign Bancorp, Inc.(†)	1,800,000	39,888,000
Washington Mutual, Inc.	700,000	27,650,000
		98,678,000

Beverages — 4.9%
The Pepsi Bottling Group, Inc.(†)	1,400,000	38,990,000
PepsiAmericas, Inc.	63,300	1,434,378
		40,424,378

Broadcasting, Publishing & Printing — 15.0%
Cablevision Systems Corp. Cl. A(*)	1,586,500	44,501,325
Liberty Media Corp. Cl. A	3,200,000	33,184,000
Liberty Media International, Inc. Cl. A(*) (†)	192,000	8,398,080
Time Warner, Inc.(*)	2,200,000	38,610,000
		124,693,405

Chemicals — 0.6%
Albemarle Corp.	85,800	3,119,688
The Valspar Corp.(†)	47,900	2,229,266
		5,348,954

Commercial Services — 7.6%
ARAMARK Corp. Cl. B	82,000	2,154,960
Cendant Corp.	1,000,000	20,540,000
Equifax, Inc.	54,700	1,678,743
MoneyGram International, Inc.	230,100	4,346,589
PHH Corp.(*)	50,000	1,093,500
Viad Corp.(†)	45,300	1,218,570
Waste Management, Inc.	1,100,000	31,735,000
		62,767,362

Communications — 0.3%
ADC Telecommunications, Inc.(*)	1,080,000	2,149,200

Computer Integrated Systems Design — 0.6%
Parametric Technology Corp.(*)	875,000	4,891,250

Data Processing & Preparation — 3.5%
First Data Corp.	650,000	25,551,500
IMS Health, Inc.	153,100	3,734,109
		29,285,609

Electrical Equipment & Electronics — 1.7%
AVX Corp.(†)	94,300	1,155,175
Entegris, Inc.(*)	386,800	3,825,452
Hubbell, Inc. Cl. B(†)	111,300	5,687,430
Mykrolis Corp.(*)	250,600	3,583,580
		14,251,637

1

Foods — 0.5%
Hain Celestial Group, Inc.(*)	211,200	$3,936,768

Healthcare — 0.5%
Universal Health Services Cl. B	75,200	3,940,480

Home Construction, Furnishings & Appliances — 0.4%
Steelcase, Inc.	221,200	3,052,560

Household Products — 0.3%
Snap-On, Inc.	72,000	2,288,880

Industrial - Diversified — 0.7%
Carlisle Companies, Inc.	88,900	6,202,553

Insurance — 1.3%
Ambac Financial Group, Inc.	23,550	1,760,363
MBIA, Inc.(†)	65,750	3,437,410
Principal Financial Group, Inc.	63,000	2,424,870
UnumProvident Corp.(†)	205,100	3,490,802
		11,113,445

Machinery & Components — 1.1%
Dover Corp.	92,600	3,499,354
Pall Corp.	193,400	5,245,008
		8,744,362

Medical Supplies — 6.0%
Baxter International, Inc.	1,100,000	37,378,000
Haemonetics Corp.(*)	123,000	5,185,680
Itron, Inc.(*)	52,800	1,564,992
Mettler-Toledo International, Inc.(*)	112,200	5,329,500
		49,458,172

Pharmaceuticals — 4.2%
Hospira, Inc.(*)	910,000	29,365,700
Medco Health Solutions, Inc.(*) (†)	112,100	5,556,797
		34,922,497

Restaurants — 11.7%
CBRL Group, Inc.(†)	131,150	5,416,495
McDonald’s Corp.	1,250,000	38,925,000
Wendy’s International, Inc.(†)	79,300	3,095,872
Yum! Brands, Inc.	956,500	49,556,265
		96,993,632

Retail — 9.2%
Big Lots, Inc.(*) (†)	521,900	6,273,238
Costco Wholesale Corp.	800,000	35,344,000
Dollar General Corp.	67,000	1,467,970
Tiffany & Co.(†)	800,000	27,616,000
Zale Corp.(*)	190,500	5,661,660
		76,362,868

Toys, Games — 0.4%
Hasbro, Inc.	164,100	3,355,845

Transportation — 3.1%
Carnival Corp.	500,000	25,905,000

TOTAL EQUITIES
(Cost $621,660,172)		763,255,113

2

		Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 21.0%
Cash Equivalents — 13.3%(**)
Bank of America Bank Note
2.540%	06/01/2005	$3,353,409	$3,353,409
Bank of America Bank Note
2.770%	04/18/2005	1,805,682	1,805,682
Bank of America Bank Note
2.800%	06/09/2005	1,805,682	1,805,682
Bank of America Bank Note
2.820%	05/16/2005	2,579,545	2,579,545
Barclays Eurodollar Time Deposit
2.785%	04/22/2005	1,031,818	1,031,818
Barclays Eurodollar Time Deposit
2.785%	04/25/2005	1,295,577	1,295,577
Barclays Eurodollar Time Deposit
2.950%	06/14/2005	2,579,545	2,579,545
BGI Institutional Money Market Fund		10,318,180	10,318,180
BNP Paribas Eurodollar Time Deposit
2.780%	04/19/2005	1,805,682	1,805,682
Calyon Eurodollar Time Deposit
2.770%	04/21/2005	1,280,680	1,280,680
Calyon Eurodollar Time Deposit
2.770%	04/28/2005	3,485,426	3,485,426
Canadian Imperial Bank of Commerce Bank Note
3.020%	05/18/2005	5,159,090	5,159,090
Citigroup Eurodollar Time Deposit
2.640%	04/01/2005	3,533,157	3,533,157
Citigroup Eurodollar Time Deposit
2.870%	06/06/2005	1,289,772	1,289,772
Citigroup Eurodollar Time Deposit
2.920%	06/14/2005	5,159,090	5,159,090
Den Danske Bank Eurodollar Time Deposit
2.844%	04/01/2005	1,808,879	1,808,879
Federal Home Loan Bank Discount Note
2.725%	04/22/2005	3,601,341	3,601,341
Fortis Bank Eurodollar Time Deposit
2.440%	04/14/2005	2,579,545	2,579,545
Fortis Bank Eurodollar Time Deposit
2.780%	04/26/2005	1,820,744	1,820,744
Fortis Bank Eurodollar Time Deposit
2.800%	04/06/2005	3,353,409	3,353,409
Freddie Mac Discount Note
2.728%	05/02/2005	1,327,804	1,327,804
Freddie Mac Discount Note
2.740%	05/03/2005	2,940,681	2,940,681
General Electric Capital Corp.
2.646%	04/04/2005	1,229,042	1,229,042
General Electric Capital Corp.
2.656%	04/04/2005	3,576,081	3,576,081
Goldman Sachs Financial Square Prime Obligations Fund		1,176,782	1,176,782
Keybank Eurodollar Time Deposit
2.844%	04/01/2005	3,095,454	3,095,454
Merrill Lynch Premier Institutional Money Market Fund		2,460,380	2,460,380
Merrimac Cash Fund, Premium Class		5,257,515	5,257,515
Morgan Stanley Dean Witter & Co.
2.955%	07/19/2005	5,159,090	5,159,090

3

Rabobank Nederland Eurodollar Time Deposit
2.750%	04/27/2005	$1,407,453	$1,407,453
Royal Bank of Canada Eurodollar Time Deposit
2.790%	04/29/2005	2,579,545	2,579,545
Royal Bank of Scotland Eurodollar Time Deposit
2.800%	05/02/2005	5,159,090	5,159,090
The Bank of the West Eurodollar Time Deposit
2.790%	04/22/2005	1,805,682	1,805,682
Toronto Dominion Bank Eurodollar Time Deposit
2.840%	05/09/2005	1,423,999	1,423,999
Toronto Dominion Bank Eurodollar Time Deposit
3.010%	06/24/2005	874,224	874,224
UBS AG Eurodollar Time Deposit
2.805%	05/03/2005	1,805,682	1,805,682
Wells Fargo Eurodollar Time Deposit
2.760%	04/07/2005	3,528,270	3,528,270
Wells Fargo Eurodollar Time Deposit
2.780%	04/20/2005	1,934,659	1,934,659
Wells Fargo Eurodollar Time Deposit
2.780%	04/21/2005	777,882	777,882
Wells Fargo Eurodollar Time Deposit
2.790%	04/12/2005	369,534	369,534
Wells Fargo Eurodollar Time Deposit
2.800%	05/05/2005	2,347,511	2,347,511
			109,882,613

Repurchase Agreement — 7.7%
Investors Bank & Trust Company Repurchase Agreement, dated 03/31/2005, 2.02%, due 04/01/2005(a)		64,284,604	64,284,604

TOTAL SHORT-TERM INVESTMENTS
(At Amortized Cost)			174,167,217

TOTAL INVESTMENTS — 113.1%
(Cost $795,827,389)(***)			$937,422,330

Other Assets/(Liabilities) — (13.1%)			(108,664,076)

NET ASSETS — 100.0%			$828,758,254

Notes to Portfolio of Investments

(*)	Non-income producing security.
(**)	Represents investments of security lending collateral. (Note 2).
(***)	See Note 3 for aggregate cost for Federal tax purposes.
(†)	Denotes all or a portion of security on loan.
(a)

Maturity value of $64,288,211. Collaterized by U.S. Government Agency obligations with rates of 3.200% - 5.196%, maturity dates of 10/25/2027 - 08/01/2034, and an aggregate market value, including accrued interest, of $67,507,431.

The accompanying notes are an integral part of the financial statements.

4

MassMutual Select Small Company Value Fund — Portfolio of Investments

March 31, 2005 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES - 97.7%
Air Transportation — 0.6%
MAIR Holdings, Inc.(*) (†)	152,025	$1,356,063
Mesa Air Group, Inc.(*) (†)	265,675	1,859,725
		3,215,788

Apparel, Textiles & Shoes — 1.8%
Charlotte Russe Holding, Inc.(*)	54,200	700,264
Culp, Inc.(*)	53,900	318,010
HOT Topic, Inc.(*) (†)	122,750	2,682,087
Payless Shoesource, Inc.(*)	98,150	1,549,788
Phillips-Van Heusen Corp.	11,000	293,040
Reebok International Limited(†)	52,200	2,312,460
Too, Inc.(*)	64,775	1,597,999
		9,453,648

Automotive & Parts — 1.5%
JLG Industries, Inc.	154,200	3,323,010
Myers Industries, Inc.	81,960	1,156,456
TBC Corp.(*)	114,700	3,195,542
Winnebago Industries, Inc.	3,900	123,240
		7,798,248

Banking, Savings & Loans — 6.9%
Advanta Corp. Cl. B	52,925	1,217,275
Astoria Financial Corp.	10,850	274,505
Bankunited Financial Corp. Cl. A(*)	98,925	2,657,125
The Colonial BancGroup, Inc.	155,975	3,200,607
First Republic Bank	128,550	4,161,163
Hibernia Corp. Cl. A	2,500	80,025
NetBank, Inc.	112,100	950,608
Northwest Bancorp, Inc.	47,000	1,006,270
Oriental Financial Group, Inc.	6,100	142,862
PFF Bancorp, Inc.	100,875	2,784,150
Providian Financial Corp.(*) (†)	164,150	2,816,814
Silicon Valley Bancshares(*) (†)	98,600	4,344,316
The South Financial Group, Inc.(†)	99,175	3,028,804
Sterling Financial Corp.(*)	54,915	1,960,466
Student Loan Corp.	1,300	271,713
Susquehanna Bancshares, Inc.	69,100	1,684,658
Texas Regional Bancshares, Inc.	171,795	5,172,748
		35,754,109

Broadcasting, Publishing & Printing — 2.7%
CSS Industries, Inc.	62,900	2,298,995
Cumulus Media, Inc. Cl. A(*)	173,500	2,472,375
Entravision Communications Corp. Cl. A(*)	256,475	2,274,933
Hearst-Argyle Television, Inc.	35,575	907,162
Journal Register Co.(*)	96,700	1,614,890
Saga Communications, Inc. Cl. A(*)	96,400	1,552,040
Scholastic Corp.(*) (†)	77,650	2,864,508
Sinclair Broadcast Group, Inc. Cl. A	40,900	328,427
		14,313,330

1

Building Materials & Construction — 1.5%
ElkCorp	71,500	$2,749,890
Florida Rock Industries, Inc.	53,150	3,126,283
Lennox International, Inc.(†)	91,125	1,997,460
		7,873,633

Chemicals — 2.0%
Airgas, Inc.	96,000	2,293,440
Arch Chemicals, Inc.	105,550	3,005,008
Georgia Gulf Corp.	49,900	2,294,402
MacDermid, Inc.	40,100	1,303,250
The Scotts Co. Cl. A(*)	2,600	182,598
Symyx Technologies, Inc.(*)	53,700	1,184,085
The Valspar Corp.	2,400	111,696
		10,374,479

Commercial Services — 7.5%
Aaron Rents, Inc.(†)	205,525	4,110,500
Aaron Rents, Inc. Cl. A	12,425	220,668
Administaff, Inc.	5,600	81,760
Allied Waste Industries, Inc.(*)	15,300	111,843
Career Education Corp.(*)	47,800	1,637,628
Casella Waste Systems, Inc. Cl. A(*)	149,500	1,977,885
Diversa Corp.(*)	145,000	722,100
Dollar Thrifty Automotive Group, Inc.(*)	153,150	5,020,257
Exelixis, Inc.(*)	121,300	822,414
First Consulting Group, Inc.(*)	151,550	788,060
FTI Consulting, Inc.(*) (†)	81,900	1,690,416
G&K Services, Inc. Cl. A	64,900	2,614,821
Global Payments, Inc.	4,400	283,756
Kelly Services, Inc. Cl. A	3,900	112,281
Landauer, Inc.	30,700	1,459,478
Lexicon Genetics, Inc.(*)	178,800	913,668
Macquarie Infrastructure Co. Trust(*)	45,600	1,276,800
McGrath Rentcorp	125,400	2,931,852
MPS Group, Inc.(*)	236,600	2,486,666
On Assignment, Inc.(*)	159,800	814,980
Pharmaceutical Product Development, Inc.(*)	9,300	450,585
Startek, Inc.	53,300	895,440
Steiner Leisure Limited(*)	62,700	2,049,663
United Rentals, Inc.(*)	110,725	2,237,752
Waste Connections, Inc.(*)	53,700	1,866,075
Wireless Facilities, Inc.(*)	205,500	1,284,375
		38,861,723

Communications — 0.7%
American Tower Corp. Cl. A(*)	36,900	672,687
Nice Systems Limited(*)	82,475	2,657,344
Remec, Inc.(*)	94,100	496,848
		3,826,879

2

Computer Integrated Systems Design — 0.6%
Websense, Inc.(*) (†)	60,300	$3,244,140

Computer Programming Services — 0.3%
Ciber, Inc.(*)	207,475	1,508,343

Computer Related Services — 0.7%
Carreker Corp.(*)	127,925	717,659
Checkpoint Systems, Inc.(*)	83,225	1,404,838
Electro Rent Corp.(*)	124,700	1,673,474
		3,795,971

Containers — 1.3%
Chesapeake Corp.	81,775	1,718,910
Crown Holdings, Inc.(*)	94,800	1,475,088
Owens-Illinois, Inc.(*)	143,625	3,610,732
		6,804,730

Data Processing & Preparation — 0.6%
The BISYS Group, Inc.(*)	68,850	1,079,568
eFunds Corp.(*)	47,675	1,064,106
Intersections, Inc.(*)	72,400	1,053,420
		3,197,094

Electric Utilities — 4.2%
Alliant Energy Corp.	34,975	936,630
Avista Corp.	95,675	1,674,312
Black Hills Corp.	64,600	2,136,322
Cleco Corp.	71,250	1,517,625
CMS Energy Corp.(*) (†)	406,400	5,299,456
El Paso Electric Co.(*)	164,950	3,134,050
Northeast Utilities	114,300	2,202,561
Otter Tail Corp.	38,700	969,048
PNM Resources, Inc.	7,700	205,436
Reliant Energy, Inc.(*)	343,225	3,905,900
		21,981,340

Electrical Equipment & Electronics — 6.3%
Analogic Corp.	20,100	869,325
ATMI, Inc.(*)	57,300	1,434,792
Belden CDT, Inc.(†)	105,150	2,335,381
C&D Technologies, Inc.	85,900	863,295
Cymer, Inc.(*) (†)	42,500	1,137,725
EDO Corp.(†)	43,800	1,316,190
Energizer Holdings, Inc.(*)	21,000	1,255,800
ESS Technology, Inc.(*)	94,600	498,542
Exar Corp.(*)	211,225	2,830,415
Fairchild Semiconductor International, Inc. Cl. A(*)	112,000	1,716,960
FLIR Systems, Inc.(*)	17,900	542,370
Franklin Electric Co., Inc.	93,800	3,539,074
Genlyte Group, Inc.(*)	16,500	1,484,505
Integrated Silicon Solution, Inc.(*) (†)	128,975	864,132

3

IXYS Corp.(*)	126,525	$1,447,446
Littelfuse, Inc.(*) (†)	66,500	1,905,225
LSI Logic Corp.(*)	215,900	1,206,881
Magnetek, Inc.(*)	192,675	1,026,958
Methode Electronics, Inc.	76,100	921,571
Moog, Inc. Cl. A(*)	5,300	239,560
Mykrolis Corp.(*)	137,700	1,969,110
Rayovac Corp.(*)	55,400	2,304,640
Sanmina-SCI Corp.(*)	20,900	109,098
Zoran Corp.(*)	109,600	1,134,360
		32,953,355

Energy — 8.3%
Atwood Oceanics, Inc.(*)	31,500	2,096,010
Cabot Oil & Gas Corp. Cl. A	61,700	3,402,755
CARBO Ceramics, Inc.	32,800	2,300,920
Chesapeake Energy Corp.	20,900	458,546
Denbury Resources, Inc.(*)	47,000	1,655,810
Encore Acquisition Co.(*) (†)	65,325	2,697,923
Forest Oil Corp.(*) (†)	88,000	3,564,000
Grey Wolf, Inc.(*)	231,175	1,521,132
Helmerich & Payne, Inc.	38,300	1,520,127
Magnum Hunter Resources, Inc.(*)	95,000	1,530,450
Oneok, Inc.	7,100	218,822
Penn Virginia Corp.	82,800	3,800,520
SEACOR Holdings, Inc.(*)	16,000	1,020,000
SEMCO Energy, Inc.(†)	158,825	913,244
Southern Union Co.(*)	107,500	2,699,325
Swift Energy Co.(*)	9,200	261,648
TETRA Technologies, Inc.(*)	95,500	2,716,020
Todco Cl. A(*)	124,000	3,204,160
Vectren Corp.	53,700	1,430,568
W-H Energy Services, Inc.(*)	59,700	1,428,621
Whiting Petroleum Corp.(*)	112,000	4,567,360
		43,007,961

Entertainment & Leisure — 1.3%
Callaway Golf Co.	266,000	3,404,800
SCP Pool Corp.	101,000	3,217,860
		6,622,660

Financial Services — 11.0%
Accredited Home Lenders Holding Co.(*)	5,700	206,511
AG Edwards, Inc.	19,000	851,200
Allied Capital Corp.(†)	85,620	2,234,682
American Capital Strategies Limited(†)	36,700	1,152,747
American Financial Realty Trust	167,000	2,443,210
AmeriCredit Corp.(*) (†)	83,400	1,954,896
BankAtlantic Bancorp, Inc. Cl. A	55,000	957,000
Bedford Property Investors	65,000	1,418,950
East West Bancorp, Inc.	124,200	4,585,464
Eaton Vance Corp.	12,200	285,968
Entertainment Properties Trust REIT	4,700	194,721

4

FelCor Lodging Trust, Inc.(*) (†)	368,900	$4,585,427
Glenborough Realty Trust, Inc.	53,100	1,015,272
Home Properties Inc.	50,200	1,947,760
HRPT Properties Trust	157,850	1,879,994
Innkeepers USA Trust	70,600	911,446
Instinet Group, Inc.(*)	400,925	2,357,439
Jefferies Group, Inc.(†)	48,800	1,838,784
Kilroy Realty Corp.	80,500	3,293,255
Knight Trading Group, Inc.(*)	200,800	1,935,712
LaSalle Hotel Properties	80,400	2,335,620
LTC Properties, Inc.	108,825	1,888,114
Meristar Hospitality Corp. REIT(*)	157,850	1,104,950
Mills Corp. REIT	17,700	936,330
Piper Jaffray Cos.(*)	19,500	713,505
Raymond James Financial, Inc.	101,662	3,080,359
SL Green Realty Corp.	3,400	191,148
Stewart (W.P.) & Co. Limited(†)	68,600	1,554,476
Strategic Hotel Capital, Inc. REIT	204,450	3,005,415
Sun Communities, Inc.	61,300	2,194,540
SWS Group, Inc.(†)	62,400	1,000,272
Trustreet Properties, Inc. REIT	108,075	1,663,274
Washington Real Estate Investment Trust	61,200	1,759,500
		57,477,941

Foods — 0.6%
Chiquita Brands International, Inc.	65,550	1,755,429
Nash Finch Co.(†)	23,300	885,167
Wild Oats Markets, Inc.(*) (†)	65,300	694,139
		3,334,735

Forest Products & Paper — 1.9%
Buckeye Technologies, Inc.(*)	68,000	734,400
Caraustar Industries, Inc.(*)	53,250	686,925
Deltic Timber Corp.	54,200	2,119,220
Packaging Corp. of America(†)	82,625	2,006,961
Playtex Products, Inc.(*)	238,625	2,147,625
School Specialty, Inc.(*)	5,000	195,800
Wausau-Mosinee Paper Corp.	145,000	2,050,300
		9,941,231

Healthcare — 1.4%
American Healthways, Inc.(*)	10,000	330,200
Community Health Systems, Inc.(*)	49,500	1,728,045
Covance, Inc.(*)	8,200	390,402
Kindred Healthcare, Inc.(*)	43,300	1,519,830
Triad Hospitals, Inc.(*)	63,125	3,162,563
		7,131,040

Heavy Construction — 0.1%
Hovnanian K. Enterprises, Inc.(*)	12,200	622,200

5

Heavy Machinery — 0.3%
Bucyrus International, Inc. Cl. A	2,600	$101,556
Milacron, Inc.(*)	490,758	1,496,812
		1,598,368

Home Construction, Furnishings & Appliances — 0.9%
Harman International Industries	6,100	539,606
La-Z-Boy, Inc.	80,100	1,115,793
Meritage Homes Corp.(*)	5,500	324,060
Standard-Pacific Corp.	5,100	368,169
Stanley Furniture Co., Inc.	43,500	2,056,680
		4,404,308

Household Products — 0.3%
RPM, Inc.	81,875	1,496,675
Snap-On, Inc.	6,400	203,456
		1,700,131

Industrial - Diversified — 0.9%
Ameron International Corp.	35,200	1,267,200
Nordson Corp.	74,000	2,724,680
Tredegar Corp.	54,875	925,193
		4,917,073

Information Retrieval Services — 0.4%
Ask Jeeves, Inc.(*) (†)	36,000	1,010,880
Autobytel, Inc.(*) (†)	210,000	1,058,400
		2,069,280

Insurance — 6.1%
AMERIGROUP Corp.(*)	6,000	219,360
AmerUs Group Co.(†)	37,000	1,748,250
Brown & Brown, Inc.(†)	5,000	230,450
The Commerce Group, Inc.	4,400	272,712
Delphi Financial Group, Inc. Cl. A	4,400	189,200
FPIC Insurance Group, Inc.(*) (†)	38,975	1,253,046
HCC Insurance Holdings, Inc.	38,900	1,406,624
Markel Corp.(*)	8,400	2,899,764
The Midland Co.	55,000	1,733,050
Ohio Casualty Corp.(*)	95,500	2,194,590
Philadelphia Consolidated Holding Corp.(*)	5,700	441,921
The Phoenix Companies, Inc.(†)	61,000	779,580
Platinum Underwriters Holdings Limited	99,425	2,952,923
ProAssurance Corp.(*) (†)	108,300	4,277,850
Protective Life Corp.	3,000	117,900
Quanta Capital Holdings Limited(*)	111,600	892,800
Scottish Re Group Limited	199,925	4,502,311
Triad Guaranty, Inc.(*)	84,600	4,450,806
United America Indemnity, Ltd. Cl. A(*)	70,000	1,318,800
		31,881,937

6

Machinery & Components — 3.1%
Brooks Automation, Inc.(*)	88,100	$1,337,358
Flowserve Corp.(*)	53,450	1,382,752
Helix Technology Corp.	113,100	1,749,657
IDEX Corp.	76,550	3,088,793
Insituform Technologies, Inc. Cl. A(*) (†)	121,100	1,757,161
Joy Global, Inc.	6,200	217,372
Lone Star Technologies, Inc.(*)	43,400	1,711,262
Thomas Industries, Inc.	73,800	2,925,432
Watsco, Inc.	6,100	256,810
Woodward Governor Co.	21,600	1,548,720
		15,975,317

Manufacturing — 1.8%
AptarGroup, Inc.	62,400	3,243,552
Stewart & Stevenson Services Corp.	181,550	4,155,680
Terex Corp.(*)	44,875	1,943,088
		9,342,320

Medical Supplies — 2.0%
Arrow International, Inc.	36,400	1,250,340
Coherent, Inc.(*)	40,800	1,377,408
Cooper Cos., Inc.	6,700	488,430
NuVasive, Inc.(*)	53,800	695,096
Owens & Minor, Inc.	127,500	3,461,625
Viasys Healthcare, Inc.(*)	86,400	1,648,512
Wright Medical Group, Inc.(*)	60,000	1,440,000
		10,361,411

Metals & Mining — 2.9%
AK Steel Holding Corp.(*)	95,075	1,051,530
Carpenter Technology	50,800	3,018,028
Gibraltar Industries, Inc.	110,300	2,419,982
Matthews International Corp.(†)	111,400	3,649,464
Meridian Gold, Inc.(*)	88,200	1,485,288
NS Group, Inc.(*)	55,775	1,751,893
Reliance Steel & Aluminum Co.	19,775	791,198
Wolverine Tube, Inc.(*)	91,475	818,701
		14,986,084

Pharmaceuticals — 1.6%
Barr Pharmaceuticals(*)	4,000	195,320
Bone Care International, Inc.(*)	99,600	2,583,624
K-V Pharmaceutical Co. Cl. A(*)	8,400	194,880
Molecular Devices Corp.(*)	23,250	441,750
Nabi Biopharmaceuticals(*)	15,400	192,192
Natures Sunshine Products, Inc.	65,725	1,128,498
NBTY, Inc.(*)	85,225	2,138,295
Serologicals Corp.(*)	9,900	241,956
United Therapeutics Corp.(*) (†)	30,000	1,370,850
		8,487,365

Prepackaged Software — 2.5%
Activision, Inc.(*)	100,133	1,481,968
Dendrite International, Inc.(*)	73,725	1,035,099
Packeteer, Inc.(*) (†)	286,400	4,407,696
Progress Software Corp.(*)	99,800	2,616,756
SPSS, Inc.(*)	87,650	1,524,234
THQ, Inc.(*) (†)	62,600	1,761,564
		12,827,317

7

Real Estate — 0.3%
Alderwoods Group, Inc.(*)	116,900	$1,454,236

Restaurants — 1.5%
Brinker International, Inc.(*)	6,300	228,186
CEC Entertainment, Inc.(*)	4,800	175,680
Centerplate, Inc.	49,600	628,928
O’Charley’s, Inc.(*)	77,800	1,691,372
RARE Hospitality International, Inc.(*)	119,400	3,687,072
Ruby Tuesday, Inc.(†)	52,700	1,280,083
Sonic Corp.(*)	6,200	207,080
		7,898,401

Retail — 3.9%
Blue Nile, Inc.(*) (†)	52,900	1,462,685
Casey’s General Stores, Inc.	120,800	2,170,776
CSK Auto Corp.(*)	10,200	180,030
Electronics Boutique Holdings Corp.(*) (†)	63,175	2,714,630
Fred’s, Inc.(†)	83,050	1,425,969
Hancock Fabrics, Inc.	86,800	645,792
Haverty Furniture Companies, Inc.	144,300	2,200,575
Linens ‘N Things, Inc.(*) (†)	33,300	826,839
Men’s Wearhouse, Inc.(*)	61,775	2,607,523
The Sports Authority, Inc.(*) (†)	53,100	1,460,250
Stein Mart, Inc.(*)	207,000	4,657,500
		20,352,569

Telephone Utilities — 0.4%
Brightpoint, Inc.(*)	83,000	1,554,590
Yak Communications, Inc.(*) (†)	89,275	478,603
		2,033,193

Transportation — 5.0%
Celadon Group, Inc.(*)	84,650	1,570,258
CNF, Inc.	28,100	1,314,799
Genesee & Wyoming, Inc. Cl. A(*) (†)	65,700	1,702,287
Kirby Corp.(*)	68,900	2,895,867
Landstar System, Inc.(*)	212,700	6,965,925
Overnite Corp.	41,950	1,341,981
Pacer International, Inc.(*)	76,000	1,815,640
Pegasus Solutions, Inc.(*)	123,775	1,463,021
Skyline Corp.	32,000	1,231,680
UTI Worldwide, Inc.(†)	50,000	3,472,500
Yellow Roadway Corp.(*) (†)	38,200	2,236,228
		26,010,186

TOTAL EQUITIES
(Cost $438,351,441)		509,394,074

8

	Number of
	Shares	Market Value
MUTUAL FUNDS - 0.4%
Financial Services
First Financial Fund(†)	105,600	$1,902,912
Government Reserve Investment Fund	229,798	229,798
		2,132,710

TOTAL MUTUAL FUNDS
(Cost $2,071,271)		2,132,710

TOTAL LONG TERM INVESTMENTS
(Cost $440,422,712)		511,526,784

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 17.9%
Cash Equivalents — 15.6%(**)
Bank of America Bank Note
2.540%	06/01/2005	$2,480,949	$2,480,949
Bank of America Bank Note
2.770%	04/18/2005	1,335,896	1,335,896
Bank of America Bank Note
2.800%	06/09/2005	1,335,893	1,335,893
Bank of America Bank Note
2.820%	05/16/2005	1,908,422	1,908,422
Barclays Eurodollar Time Deposit
2.785%	04/22/2005	763,369	763,369
Barclays Eurodollar Time Deposit
2.785%	04/25/2005	958,506	958,506
Barclays Eurodollar Time Deposit
2.950%	06/14/2005	1,908,422	1,908,422
BGI Institutional Money Market Fund		7,633,690	7,633,690
BNP Paribas Eurodollar Time Deposit
2.780%	04/19/2005	1,335,896	1,335,896
Calyon Eurodollar Time Deposit
2.770%	04/21/2005	947,485	947,485
Calyon Eurodollar Time Deposit
2.770%	04/28/2005	2,578,620	2,578,620
Canadian Imperial Bank of Commerce Bank Note
3.020%	05/18/2005	3,816,844	3,816,844
Citigroup Eurodollar Time Deposit
2.640%	04/01/2005	2,613,932	2,613,932
Citigroup Eurodollar Time Deposit
2.870%	06/06/2005	954,212	954,212
Citigroup Eurodollar Time Deposit
2.920%	06/14/2005	3,816,844	3,816,844
Den Danske Bank Eurodollar Time Deposit
2.844%	04/01/2005	1,338,261	1,338,261

9

Federal Home Loan Bank Discount Note
2.725%	04/22/2005	$2,664,377	$2,664,377
Fortis Bank Eurodollar Time Deposit
2.440%	04/14/2005	1,908,422	1,908,422
Fortis Bank Eurodollar Time Deposit
2.780%	04/26/2005	1,347,039	1,347,039
Fortis Bank Eurodollar Time Deposit
2.800%	04/06/2005	2,480,949	2,480,949
Freddie Mac Discount Note
2.728%	05/02/2005	982,348	982,348
Freddie Mac Discount Note
2.740%	05/03/2005	2,175,602	2,175,602
General Electric Capital Corp.
2.646%	04/04/2005	909,282	909,282
General Electric Capital Corp.
2.656%	04/04/2005	2,645,689	2,645,689
Goldman Sachs Financial Square Prime Obligations Fund		870,618	870,618
Keybank Eurodollar Time Deposit
2.844%	04/01/2005	2,290,107	2,290,107
Merrill Lynch Premier Institutional Money Market Fund		1,820,261	1,820,261
Merrimac Cash Fund, Premium Class		3,889,663	3,889,663
Morgan Stanley Dean Witter & Co.
2.955%	07/19/2005	3,816,844	3,816,844
Rabobank Nederland Eurodollar Time Deposit
2.750%	04/27/2005	1,041,274	1,041,274
Royal Bank of Canada Eurodollar Time Deposit
2.790%	04/29/2005	1,908,422	1,908,422
Royal Bank of Scotland Eurodollar Time Deposit
2.800%	05/02/2005	3,816,844	3,816,844
The Bank of the West Eurodollar Time Deposit
2.790%	04/22/2005	1,335,896	1,335,896
Toronto Dominion Bank Eurodollar Time Deposit
2.840%	05/09/2005	1,053,516	1,053,516
Toronto Dominion Bank Eurodollar Time Deposit
3.010%	06/24/2005	646,777	646,777
UBS AG Eurodollar Time Deposit
2.805%	05/03/2005	1,335,896	1,335,896
Wells Fargo Eurodollar Time Deposit
2.760%	04/07/2005	2,610,317	2,610,317
Wells Fargo Eurodollar Time Deposit
2.780%	04/20/2005	1,431,317	1,431,317
Wells Fargo Eurodollar Time Deposit
2.780%	04/21/2005	575,500	575,500
Wells Fargo Eurodollar Time Deposit
2.790%	04/12/2005	273,392	273,392
Wells Fargo Eurodollar Time Deposit
2.800%	05/05/2005	1,736,757	1,736,757
			81,294,350

10

Repurchase Agreement — 2.3%
Investors Bank & Trust Company Repurchase Agreement, dated 3/31/2005, 2.02%, due 04/01/2005(a)	$12,180,010	$12,180,010

TOTAL SHORT-TERM INVESTMENTS
(At Amortized Cost)		93,474,360

TOTAL INVESTMENTS — 116.0%
(Cost $533,897,072)(***)		$605,001,144

Other Assets/(Liabilities) — (16.0%)		(83,346,538)

NET ASSETS — 100.0%		$521,654,606

Notes to Portfolio of Investments

REIT - Real Estate Investment Trust

(*)	Non-income producing security.
(**)	Represents investments of security lending collateral. (Note 2).
(***)	See Note 3 for aggregate cost for Federal tax purposes.
(†)	Denotes all or a portion of security on loan.
(a)

Maturity value of $12,180,694. Collaterized by U.S. Government Agency obligations with a rate of 5.25%, a maturity date of 02/25/2029, and an aggregate market value, including accrued interest, of $12,789,361.

The accompanying notes are an integral part of the financial statements.

11

MassMutual Select Mid Cap Growth Equity Fund — Portfolio of Investments

March 31, 2005 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES - 95.9%
Aerospace & Defense — 1.0%
Rockwell Collins, Inc.	30,600	$1,456,254

Apparel, Textiles & Shoes — 6.8%
Abercrombie & Fitch Co. Cl. A	24,000	1,373,760
American Eagle Outfitters, Inc.	111,900	3,306,645
Coach, Inc.(*)	29,500	1,670,585
Limited Brands	51,700	1,256,310
Urban Outfitters, Inc.(*)	44,200	2,120,274
		9,727,574

Automotive & Parts — 1.2%
Autoliv, Inc.	36,800	1,753,520

Beverages — 1.8%
Constellation Brands, Inc.(*)	47,800	2,527,186

Building Materials & Construction — 1.1%
Cytyc Corp.(*)	70,100	1,613,001

Commercial Services — 3.3%
The Brink’s Co.	36,800	1,273,280
Pharmaceutical Product Development, Inc.(*)	39,900	1,933,155
Quest Diagnostics, Inc.(†)	13,500	1,419,255
		4,625,690

Communications — 4.6%
Harris Corp.	56,400	1,841,460
L-3 Communications Holdings, Inc.	20,800	1,477,216
Research In Motion Limited(*)	28,200	2,155,044
Spectrasite, Inc.(*)	18,000	1,043,460
		6,517,180

Computer Integrated Systems Design — 2.9%
Autodesk, Inc.	73,700	2,193,312
Avid Technology, Inc.(*) (†)	34,600	1,872,552
		4,065,864

Computer Programming Services — 2.6%
Cognizant Technology Solutions Corp.(*)	53,100	2,453,220
VeriSign, Inc.(*)	41,500	1,191,050
		3,644,270

Cosmetics & Personal Care — 0.8%
Alberto-Culver Co.	25,100	1,201,286

Data Processing & Preparation — 1.8%
NCR Corp.(*)	76,400	2,577,736

1

Electrical Equipment & Electronics — 11.7%
Ametek, Inc.	37,000	$1,489,250
Cree, Inc.(*) (†)	26,600	578,550
Energizer Holdings, Inc.(*)	46,400	2,774,720
FLIR Systems, Inc.(*) (†)	37,000	1,121,100
Harman International Industries	14,000	1,238,440
Hughes Supply, Inc.	42,000	1,249,500
Marvell Technology Group Limited(*) (†)	97,100	3,722,814
Qlogic Corp.(*)	28,000	1,134,000
Rockwell Automation, Inc.	59,100	3,347,424
		16,655,798

Energy — 8.1%
Chesapeake Energy Corp.	128,900	2,828,066
Kerr-McGee Corp.(†)	36,748	2,878,471
Sunoco, Inc.	25,000	2,588,000
XTO Energy, Inc.	98,133	3,222,688
		11,517,225

Financial Services — 1.1%
The Chicago Mercantile Exchange	8,400	1,629,852

Foods — 1.1%
Hershey Foods Corp.	26,600	1,608,236

Healthcare — 5.6%
Covance, Inc.(*)	31,200	1,485,432
Coventry Health Care, Inc.(*)	28,300	1,928,362
DaVita, Inc.(*)	42,100	1,761,885
Renal Care Group, Inc.(*)	47,300	1,794,562
VCA Antech, Inc.(*) (†)	53,000	1,072,190
		8,042,431

Household Products — 2.3%
Black & Decker Corp.(†)	22,500	1,777,275
The Clorox Co.	23,000	1,448,770
		3,226,045

Industrial - Diversified — 1.3%
ITT Industries, Inc.	21,100	1,904,064

Insurance — 2.8%
Aetna, Inc.	53,200	3,987,340

Lodging — 6.1%
Choice Hotels International, Inc.	23,600	1,462,020
MGM Mirage(*)	18,500	1,310,170
Starwood Hotels & Resorts Worldwide, Inc.	29,500	1,770,885
Station Casinos, Inc.	30,900	2,087,295
Wynn Resorts Limited(*) (†)	29,500	1,998,330
		8,628,700
Machinery & Components — 1.8%
Graco, Inc.	62,600	2,526,536

2

Manufacturing — 1.6%
Pentair, Inc.	59,200	$2,308,800

Medical Supplies — 7.8%
Bard (C.R.), Inc.(†)	21,200	1,443,296
Beckman Coulter, Inc.	22,200	1,475,190
Cooper Cos., Inc.	17,700	1,290,330
Dade Behring Holdings, Inc.(*)	37,200	2,192,196
Fisher Scientific International(*) (†)	25,800	1,468,536
Patterson Cos., Inc.(*) (†)	35,100	1,753,245
St. Jude Medical, Inc.(*)	42,550	1,531,800
		11,154,593

Metals & Mining — 4.1%
Cameco Corp.(†)	66,100	2,924,264
Nucor Corp.	25,600	1,473,536
Precision Castparts Corp.	18,300	1,409,283
		5,807,083

Pharmaceuticals — 1.0%
Medco Health Solutions, Inc.(*)	28,700	1,422,659

Prepackaged Software — 2.1%
Adobe Systems, Inc.	44,200	2,968,914

Restaurants — 1.1%
Yum! Brands, Inc.	29,800	1,543,938

Telephone Utilities — 6.4%
Nextel Partners, Inc. Cl. A(*) (†)	154,700	3,397,212
NII Holdings, Inc. Cl. B(*) (†)	35,900	2,064,250
Telephone & Data Systems, Inc.(†)	24,200	1,974,720
US Cellular Corp.(*)	36,800	1,679,184
		9,115,366

Transportation — 2.0%
Polaris Industries, Inc.(†)	28,200	1,980,486
Robinson (C.H.) Worldwide, Inc.(†)	17,000	876,010
		2,856,496

TOTAL EQUITIES
(Cost $107,415,249)		136,613,637

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 21.0%
Cash Equivalents — 16.8%(**)
Bank of America Bank Note
2.540%	06/01/2005	$731,274	$731,274
Bank of America Bank Note
2.770%	04/18/2005	393,763	393,763

3

Bank of America Bank Note
2.800%	06/09/2005	$393,765	$393,765
Bank of America Bank Note
2.820%	05/16/2005	562,519	562,519
Barclays Eurodollar Time Deposit
2.785%	04/22/2005	225,007	225,007
Barclays Eurodollar Time Deposit
2.785%	04/25/2005	282,526	282,526
Barclays Eurodollar Time Deposit
2.950%	06/14/2005	562,519	562,519
BGI Institutional Money Market Fund		2,250,075	2,250,075
BNP Paribas Eurodollar Time Deposit
2.780%	04/19/2005	393,763	393,763
Calyon Eurodollar Time Deposit
2.770%	04/21/2005	279,277	279,277
Calyon Eurodollar Time Deposit
2.770%	04/28/2005	760,063	760,063
Canadian Imperial Bank of Commerce Bank Note
3.020%	05/18/2005	1,125,037	1,125,037
Citigroup Eurodollar Time Deposit
2.640%	04/01/2005	770,472	770,472
Citigroup Eurodollar Time Deposit
2.870%	06/06/2005	281,259	281,259
Citigroup Eurodollar Time Deposit
2.920%	06/14/2005	1,125,037	1,125,037
Den Danske Bank Eurodollar Time Deposit
2.844%	04/01/2005	394,460	394,460
Federal Home Loan Bank Discount Note
2.725%	04/22/2005	785,341	785,341
Fortis Bank Eurodollar Time Deposit
2.440%	04/14/2005	562,519	562,519
Fortis Bank Eurodollar Time Deposit
2.780%	04/26/2005	397,048	397,048
Fortis Bank Eurodollar Time Deposit
2.800%	04/06/2005	731,274	731,274
Freddie Mac Discount Note
2.728%	05/02/2005	289,553	289,553
Freddie Mac Discount Note
2.740%	05/03/2005	641,271	641,271
General Electric Capital Corp.
2.646%	04/04/2005	268,016	268,016
General Electric Capital Corp.
2.656%	04/04/2005	779,832	779,832
Goldman Sachs Financial Square Prime Obligations Fund		256,620	256,620
Keybank Eurodollar Time Deposit
2.844%	04/01/2005	675,022	675,022
Merrill Lynch Premier Institutional Money Market Fund		536,533	536,533
Merrimac Cash Fund, Premium Class		1,146,501	1,146,501

4

Morgan Stanley Dean Witter & Co.
2.955%	07/19/2005	$1,125,037	$1,125,037
Rabobank Nederland Eurodollar Time Deposit
2.750%	04/27/2005	306,922	306,922
Royal Bank of Canada Eurodollar Time Deposit
2.790%	04/29/2005	562,519	562,519
Royal Bank of Scotland Eurodollar Time Deposit
2.800%	05/02/2005	1,125,037	1,125,037
The Bank of the West Eurodollar Time Deposit
2.790%	04/22/2005	393,763	393,763
Toronto Dominion Bank Eurodollar Time Deposit
2.840%	05/09/2005	310,530	310,530
Toronto Dominion Bank Eurodollar Time Deposit
3.010%	06/24/2005	190,641	190,641
UBS AG Eurodollar Time Deposit
2.805%	05/03/2005	393,763	393,763
Wells Fargo Eurodollar Time Deposit
2.760%	04/07/2005	769,406	769,406
Wells Fargo Eurodollar Time Deposit
2.780%	04/20/2005	421,889	421,889
Wells Fargo Eurodollar Time Deposit
2.780%	04/21/2005	169,632	169,632
Wells Fargo Eurodollar Time Deposit
2.790%	04/12/2005	80,584	80,584
Wells Fargo Eurodollar Time Deposit
2.800%	05/05/2005	511,919	511,919
			23,961,988

Repurchase Agreement — 4.2%
Investors Bank & Trust Company Repurchase Agreement, dated 3/31/2005, 2.02%, due 04/01/2005(a)		5,958,251	5,958,251

TOTAL SHORT-TERM INVESTMENTS
(At Amortized Cost)			29,920,239

TOTAL INVESTMENTS — 116.9%
(Cost $137,335,488)(***)			$166,533,876

Other Assets/(Liabilities) — (16.9%)			(24,064,144)

NET ASSETS — 100.0%			$142,469,732

Notes to Portfolio of Investments

(*)	Non-income producing security.
(**)	Represents investments of security lending collateral. (Note 2).
(***)	See Note 3 for aggregate cost for Federal tax purposes.
(†)	Denotes all or a portion of security on loan.
(a)

Maturity value of $5,958,586.  Collateralized by U.S. Government Agency obligations with a rate of 5.76%, maturity date of 08/25/2022, and an aggregate market value, including accrued interest, of  $6,256,169.

The accompanying notes are an integral part of the financial statements.

5

MassMutual Select Mid Cap Growth Equity II Fund — Portfolio of Investments

March 31, 2005 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES - 96.4%
Advertising — 1.6%
Catalina Marketing Corp.(†)	104,000	$2,693,600
Getty Images, Inc.(*) (†)	48,100	3,420,391
Harte-Hanks, Inc.	15,900	438,204
Lamar Advertising Co.(*) (†)	14,500	584,205
Monster Worldwide, Inc.(*)	199,100	5,584,755
Omnicom Group, Inc.(†)	15,300	1,354,356
WPP Group PLC Sponsored ADR (United Kingdom)	19,700	1,117,581
		15,193,092

Aerospace & Defense — 2.7%
Alliant Techsystems, Inc.(*)	117,000	8,359,650
Embraer - Empresa Brasileira de Aeronautica SA Sponsored ADR (Brazil)(†)	28,100	879,530
Goodrich Corp.	85,000	3,254,650
Rockwell Collins, Inc.	260,400	12,392,436
		24,886,266

Agribusiness — 0.1%
Delta & Pine Land Co.	18,400	496,800

Air Transportation — 0.9%
JetBlue Airways Corp.(*) (†)	158,000	3,008,320
SkyWest, Inc.	31,000	576,290
Southwest Airlines Co.	350,900	4,996,816
		8,581,426

Apparel, Textiles & Shoes — 0.7%
Coach, Inc.(*)	11,500	651,245
Ross Stores, Inc.(†)	190,100	5,539,514
		6,190,759

Automotive & Parts — 1.2%
Harley-Davidson, Inc.	7,000	404,320
Oshkosh Truck Corp.	86,000	7,051,140
TRW Automotive Holdings Corp.	169,000	3,119,487
Winnebago Industries, Inc.(†)	14,700	464,520
		11,039,467

Banking, Savings & Loans — 1.8%
City National Corp.	6,200	432,884
First Horizon National Corp.(†)	8,600	350,794
First Marblehead Corp. (The)(*) (†)	10,600	609,818
Investors Financial Services Corp.	85,900	4,201,369
Mellon Financial Corp.	58,100	1,658,174
North Fork Bancorporation, Inc.	22,500	624,150
Northern Trust Corp.	55,300	2,402,232
Silicon Valley Bancshares(*)	43,900	1,934,234
State Street Corp.	55,400	2,422,088
Synovus Financial Corp.	48,400	1,348,424
UCBH Holdings, Inc.(†)	15,000	598,500
		16,582,667

1

Beverages — 0.5%
Cott Corp.(*) (†)	209,500	$5,076,185

Broadcasting, Publishing & Printing — 3.1%
Citadel Broadcasting Corp.(*) (†)	426,600	5,857,218
Cox Radio, Inc. Cl. A(*)	168,300	2,829,123
Cumulus Media, Inc. Cl. A(*)	27,300	389,025
Dow Jones & Co., Inc.(†)	12,300	459,651
Entercom Communications Corp.(*)	79,900	2,838,048
IAC/InterActiveCorp(*) (†)	95,000	2,115,650
The McGraw-Hill Companies, Inc.	7,100	619,475
Meredith Corp.	18,900	883,575
New York Times Co. Cl. A	14,200	519,436
Radio One, Inc. Cl. D(*)	47,600	702,100
Regent Communications, Inc.(*)	68,700	367,545
Salem Communications Corp. Cl. A(*)	35,200	725,120
Scholastic Corp.(*)	91,000	3,356,990
The Scripps (E.W.) Co.(†)	18,600	906,750
Spanish Broadcasting System, Inc. Cl. A(*)	40,600	416,556
Univision Communications, Inc. Cl. A(*)	150,200	4,159,038
Washington Post Co. Cl. B	1,200	1,072,800
Westwood One, Inc.(*)	23,100	470,085
		28,688,185

Building Materials & Construction — 0.6%
Kinetic Concepts, Inc.(*)	90,000	5,368,500

Chemicals — 0.8%
Engelhard Corp.	14,000	420,420
Potash Corp. of Saskatchewan(†)	65,000	5,688,150
Praxair, Inc.	11,000	526,460
Symyx Technologies, Inc.(*)	15,600	343,980
The Valspar Corp.	13,200	614,328
		7,593,338

Commercial Services — 7.4%
Apollo Group, Inc. Cl. A(*)	55,706	4,125,586
ARAMARK Corp. Cl. B	15,100	396,828
Block (H&R), Inc.	8,900	450,162
Career Education Corp.(*)	20,100	688,626
Certegy, Inc.	233,100	8,069,922
Cintas Corp.(†)	29,500	1,218,645
The Corporate Executive Board Co.	11,800	754,610
Decode Genetics, Inc.(*) (†)	61,700	351,690
DeVry, Inc.(*)	21,400	404,888
Diversa Corp.(*)	50,300	250,494
Dun & Bradstreet Corp.(*)	11,100	682,095
Ecolab, Inc.	13,900	459,395
Education Management Corp.(*)	166,500	4,653,675
Equifax, Inc.	17,800	546,282

2

Gen-Probe, Inc.(*)	63,300	$2,820,648
Global Payments, Inc.	90,900	5,862,141
Hewitt Associates, Inc. Cl. A(*) (†)	60,283	1,603,528
Iron Mountain, Inc.(*)	245,950	7,093,198
ITT Educational Services, Inc.(*) (†)	14,200	688,700
LECG Corp.(*)	28,000	548,800
Manpower, Inc.(†)	177,700	7,733,504
MoneyGram International, Inc.	266,300	5,030,407
Moody’s Corp.(†)	25,800	2,086,188
Paychex, Inc.	48,700	1,598,334
QIAGEN NV(*) (†)	54,100	645,954
Quest Diagnostics, Inc.	17,000	1,787,210
Robert Half International, Inc.	170,300	4,591,288
Stericycle, Inc.(*)	17,900	791,180
Universal Technical Institute, Inc.(*) (†)	15,500	570,400
Viad Corp.(†)	65,000	1,748,500
Watson Wyatt & Co. Holdings	16,800	456,960
		68,709,838

Communications — 3.4%
American Tower Corp. Cl. A(*)	23,500	428,405
Crown Castle International Corp.(*)	352,800	5,665,968
Harris Corp.	288,000	9,403,200
Juniper Networks, Inc.(*) (†)	161,300	3,558,278
Network Appliance, Inc.(*) (†)	13,100	362,346
Plantronics, Inc.	10,100	384,608
Research In Motion Limited(*)	29,600	2,262,032
Rogers Communications, Inc. Cl. B(†)	244,375	6,656,775
XM Satellite Radio Holdings, Inc. Cl. A(*) (†)	74,000	2,331,000
		31,052,612

Computer Integrated Systems Design — 1.3%
Cadence Design Systems, Inc.(*) (†)	397,800	5,947,110
F5 Networks, Inc.(*)	12,200	615,978
FileNET Corp.(*)	18,700	425,986
Jack Henry & Associates, Inc.	173,500	3,121,265
Mercury Computer Systems, Inc.(*)	14,500	399,910
National Instruments Corp.(†)	15,500	419,275
Synopsys, Inc.(*)	23,500	425,350
Websense, Inc.(*)	11,600	624,080
		11,978,954

Computer Programming Services — 2.2%
CACI International, Inc. Cl. A(*)	77,000	4,252,710
Cognizant Technology Solutions Corp.(*)	31,800	1,469,160
Macromedia, Inc.(*)	29,300	981,550
Mercury Interactive Corp.(*)	113,600	5,382,368
VeriSign, Inc.(*)	285,700	8,199,590
		20,285,378

Computer Related Services — 0.8%
Checkfree Corp.(*) (†)	103,000	4,198,280
CNET Networks, Inc.(*) (†)	291,000	2,747,040
		6,945,320

3

Computers & Information — 3.1%
CDW Corp.(†)	116,500	$6,603,220
Cognos, Inc.(*)	26,800	1,123,992
Comverse Technology, Inc.(*)	101,000	2,547,220
Diebold, Inc.	99,200	5,441,120
International Game Technology	48,500	1,293,010
Jabil Circuit, Inc.(*)	248,500	7,087,220
Lexmark International, Inc.(*)	32,000	2,559,040
Symbol Technologies, Inc.	48,900	708,561
Zebra Technologies Corp. Cl. A(*)	22,000	1,044,780
		28,408,163

Containers — 0.0%
Sealed Air Corp.(*)	7,500	389,550

Cosmetics & Personal Care — 0.1%
Estee Lauder Companies, Inc. Cl. A	17,000	764,660

Data Processing & Preparation — 0.8%
Affiliated Computer Services, Inc. Cl. A(*)	13,600	724,064
Factset Research Systems, Inc.(†)	17,700	584,277
Fiserv, Inc.(*)	113,300	4,509,340
IMS Health, Inc.	38,000	926,820
Kronos, Inc.(*)	6,400	327,104
SEI Investments Co.	11,200	404,992
		7,476,597

Electrical Equipment — 0.0%
Ametek, Inc.	9,300	374,325

Electrical Equipment & Electronics — 8.7%
Altera Corp.(*)	117,700	2,328,106
AMIS Holdings, Inc.(*)	180,400	2,036,716
Analog Devices, Inc.	62,700	2,265,978
Broadcom Corp. Cl. A(*)	23,700	709,104
Cymer, Inc.(*)	15,000	401,550
Dolby Laboratories, Inc. Cl. A(*)	138,500	3,254,750
Flextronics International Limited(*)	371,000	4,466,840
FLIR Systems, Inc.(*)	166,800	5,054,040
Garmin Limited(†)	89,000	4,122,480
Gentex Corp.(†)	179,300	5,719,670
Integrated Circuit Systems, Inc.(*)	158,100	3,022,872
Intersil Corp. Cl. A	298,200	5,164,824
JDS Uniphase Corp.(*) (†)	213,600	356,712
Kla-Tencor Corp.(*)	20,300	934,003
Linear Technology Corp.	64,400	2,467,164
Littelfuse, Inc.(*)	11,500	329,475
Marvell Technology Group Limited(*)	31,500	1,207,710
Maxim Integrated Products, Inc.	63,400	2,591,158
Microchip Technology, Inc.	289,900	7,540,299
Molex, Inc. Cl. A	44,000	1,038,400

4

National Semiconductor Corp.(†)	114,900	$2,368,089
Novellus Systems, Inc.	193,800	5,180,274
PMC-Sierra, Inc.(*) (†)	203,000	1,786,400
Power Integrations, Inc.(*)	22,300	465,847
Qlogic Corp.(*)	17,700	716,850
Semtech Corp.(*)	146,000	2,609,020
Silicon Laboratories, Inc.(*)	20,300	603,113
Teleflex, Inc.(†)	77,000	3,940,860
Xilinx, Inc.	265,800	7,769,334
		80,451,638

Energy — 4.6%
BJ Services Co.	194,600	10,095,848
Diamond Offshore Drilling, Inc.(†)	52,000	2,594,800
EOG Resources, Inc.	138,000	6,726,120
Murphy Oil Corp.	96,800	9,557,064
Weatherford International Limited(*)	11,800	683,692
Western Gas Resources, Inc.	128,000	4,409,600
XTO Energy, Inc.	270,400	8,879,936
		42,947,060

Entertainment & Leisure — 1.1%
Alliance Gaming Corp.(*) (†)	15,200	145,768
Brunswick Corp.	177,600	8,320,560
DreamWorks Animation SKG, Inc. Cl. A(*)	5,200	211,692
Multimedia Games, Inc.(*) (†)	22,600	175,376
Shuffle Master, Inc.(*) (†)	31,950	925,272
WMS Industries, Inc.(*) (†)	11,400	321,024
		10,099,692

Financial Services — 4.0%
AG Edwards, Inc.	11,800	528,640
Ameritrade Holding Corp.(*)	532,000	5,431,720
AMVESCAP PLC Sponsored ADR (United Kingdom)	38,900	493,252
Boston Private Financial Holdings, Inc.(†)	16,400	389,500
CapitalSource, Inc.(*) (†)	179,000	4,117,000
East West Bancorp, Inc.	15,800	583,336
Eaton Vance Corp.	261,600	6,131,904
Federated Investors, Inc. Cl. B	91,900	2,601,689
Franklin Resources, Inc.	32,200	2,210,530
Janus Capital Group, Inc.(†)	36,300	506,385
LaBranche & Co., Inc.(*) (†)	61,900	575,670
Legg Mason, Inc.	81,950	6,403,573
Raymond James Financial, Inc.	15,700	475,710
The Schwab (Charles) Corp.(†)	116,600	1,225,466
Waddell & Reed Financial, Inc. Cl. A	247,300	4,881,702
		36,556,077

Foods — 0.2%
Hershey Foods Corp.(†)	9,100	550,186
McCormick & Co., Inc.(†)	16,000	550,880
Tootsie Roll Industries, Inc.	17,304	519,120
Wrigley (Wm.) Jr. Co.	6,500	426,205
		2,046,391

5

Healthcare — 4.5%
Caremark Rx, Inc.(*)	28,800	$1,145,664
Community Health Systems, Inc.(*)	114,000	3,979,740
Coventry Health Care, Inc.(*)	78,500	5,348,990
DaVita, Inc.(*)	65,750	2,751,638
Elan Corp. PLC Sponsored ADR (Ireland)(*) (†)	167,000	541,080
Express Scripts, Inc.(*)	13,100	1,142,189
Health Management Associates, Inc. Cl. A(†)	257,600	6,743,968
Human Genome Sciences, Inc.(*)	161,900	1,492,718
Laboratory Corp. of America Holdings(*)	180,000	8,676,000
Lincare Holdings, Inc.(*)	23,900	1,057,097
Manor Care, Inc.	227,300	8,264,628
Renal Care Group, Inc.(*)	16,150	612,731
		41,756,443

Home Construction, Furnishings & Appliances — 0.3%
Centex Corp.	7,700	440,979
HNI Corp.	17,400	782,130
KB Home	3,600	422,856
Lennar Corp.	8,300	470,444
Pulte Homes, Inc.	6,300	463,869
Toll Brothers, Inc.(*)	5,900	465,215
		3,045,493

Household Products — 0.2%
The Clorox Co.	7,900	497,621
Corning, Inc.(*)	54,200	603,246
Trex Company, Inc.(*)	8,200	364,162
		1,465,029

Industrial - Diversified — 1.4%
Danaher Corp.(†)	111,600	5,960,556
ITT Industries, Inc.	74,500	6,722,880
		12,683,436

Information Retrieval Services — 1.2%
ChoicePoint, Inc.(*)	247,800	9,939,258
Sina Corp.(*) (†)	27,900	866,574
		10,805,832

Insurance — 3.7%
Ambac Financial Group, Inc.	11,300	844,675
Arch Capital Group Limited(*)	14,500	580,580
Assurant, Inc.	197,000	6,638,900
Axis Capital Holdings Limited	118,800	3,212,352
Brown & Brown, Inc.(†)	11,600	534,644
Gallagher (Arthur J.) & Co.	24,000	691,200
Markel Corp.(*)	1,300	448,773
Marsh & McLennan Companies, Inc.	35,800	1,089,036
MBIA, Inc.(†)	13,500	705,780

6

MGIC Investment Corp.	5,100	$314,517
Principal Financial Group, Inc.	110,000	4,233,900
Protective Life Corp.	57,000	2,240,100
Radian Group, Inc.	53,700	2,563,638
RenaissanceRe Holdings Limited	8,600	401,620
Triad Guaranty, Inc.(*)	7,100	373,531
WellChoice, Inc.(*)	35,200	1,876,512
WellPoint, Inc.(*)	12,400	1,554,340
Willis Group Holdings Limited	150,300	5,541,561
		33,845,659

Internet Software — 0.0%
MatrixOne, Inc.(*)	75,600	360,612

Lodging — 2.0%
Boyd Gaming Corp.	33,200	1,731,380
Choice Hotels International, Inc.	25,600	1,585,920
Fairmont Hotels & Resorts, Inc.(†)	230,700	7,645,398
Hilton Hotels Corp.	28,500	636,975
Marriott International, Inc. Cl. A	37,000	2,473,820
Station Casinos, Inc.	42,500	2,870,875
Wynn Resorts Limited(*) (†)	22,800	1,544,472
		18,488,840

Machinery & Components — 2.9%
Baker Hughes, Inc.	25,300	1,125,597
Cooper Cameron Corp.(*)	11,000	629,310
Dover Corp.	11,000	415,690
FMC Technologies, Inc.(*)	148,000	4,910,640
IDEX Corp.	10,850	437,798
Kaydon Corp.	13,900	436,460
Pall Corp.	26,300	713,256
Roper Industries, Inc.	147,900	9,687,450
Smith International, Inc.	138,500	8,688,105
		27,044,306

Manufacturing — 0.8%
American Standard Companies, Inc.	129,000	5,995,920
Avery Dennison Corp.	6,600	408,738
Lam Research Corp.(*)	15,500	447,330
Millipore Corp.(*)	13,900	603,260
		7,455,248

Medical Supplies — 3.3%
Allergan, Inc.	8,200	569,654
Applied Biosystems Group-Applera Corp.	24,000	473,760
ArthoCare Corp.(*)	14,400	410,400
Bard (C.R.), Inc.	20,200	1,375,216
Bausch & Lomb, Inc.(†)	35,000	2,565,500
Beckman Coulter, Inc.	9,200	611,340
Becton, Dickinson & Co.	14,400	841,248
Biomet, Inc.	26,100	947,430
Cooper Cos., Inc.	10,800	787,320

7

Cuno, Inc.(*)	1,900	$97,641
Dentsply International, Inc.	17,400	946,734
Edwards Lifesciences Corp.(*) (†)	120,300	5,199,366
II-VI, Inc.(*)	16,000	279,040
Inamed Corp.(*)	34,600	2,417,848
Integra LifeSciences Holdings Corp.(*) (†)	12,200	429,684
Kyphon, Inc.(*)	25,700	646,869
Mettler-Toledo International, Inc.(*)	6,300	299,250
Patterson Cos., Inc.(*) (†)	16,000	799,200
Resmed, Inc.(*)	9,300	524,520
Respironics, Inc.(*)	9,400	547,738
Smith & Nephew PLC ADR (United Kingdom)(†)	13,100	615,962
St. Jude Medical, Inc.(*)	15,300	550,800
Sybron Dental Specialties, Inc.(*)	14,000	502,600
Techne Corp.(*)	18,400	739,312
Varian Medical Systems, Inc.(*)	80,600	2,762,968
Waters Corp.(*)	96,100	3,439,419
Wright Medical Group, Inc.(*)	24,100	578,400
Zimmer Holdings, Inc.(*)	5,900	459,079
		30,418,298

Metals & Mining — 0.9%
Newmont Mining Corp.	104,000	4,394,000
Nucor Corp.	47,000	2,705,320
Precision Castparts Corp.	9,900	762,399
		7,861,719

Pharmaceuticals — 9.3%
Abgenix, Inc.(*)	153,700	1,075,900
Alkermes, Inc.(*)	117,000	1,214,460
AmerisourceBergen Corp.(†)	52,000	2,979,080
Amylin Pharmaceuticals, Inc.(*)	92,100	1,610,829
Andrx Corp.(*)	127,000	2,879,090
Atherogenics, Inc.(*)	25,400	332,486
Barr Pharmaceuticals(*)	135,000	6,592,050
Celgene Corp.(*)	85,000	2,894,250
Cephalon, Inc.(*) (†)	127,900	5,989,557
Charles River Laboratories International, Inc.(*)	15,300	719,712
Eyetech Pharmaceuticals, Inc.(*)	33,000	907,500
Genzyme Corp.(*)	9,100	520,884
Gilead Sciences, Inc.(*)	203,100	7,270,980
Henry Schein, Inc.(*)	29,600	1,060,864
ImClone Systems, Inc.(*) (†)	34,000	1,173,000
Invitrogen Corp.(*)	58,900	4,075,880
IVAX Corp.(*)	352,600	6,970,902
Martek Biosciences Corp.(*) (†)	20,700	1,204,533
Medco Health Solutions, Inc.(*) (†)	23,400	1,159,938
The Medicines Co.(*) (†)	15,800	358,028
Medicis Pharmaceutical Corp. Cl. A(†)	11,600	347,768
Medimmune, Inc.(*)	382,300	9,102,563
Millennium Pharmaceuticals, Inc.(*)	35,900	302,278
Nektar Therapeutics(*)	19,600	273,224
Neurocrine Biosciences, Inc.(*)	74,900	2,850,694

8

Omnicare, Inc.	271,700	$9,631,765
OSI Pharmaceuticals, Inc.(*)	8,300	343,122
Protein Design Labs, Inc.(*)	125,100	2,000,349
Sepracor, Inc.(*) (†)	44,300	2,543,263
Sigma-Aldrich Corp.	8,500	520,625
Taro Pharmaceutical Industries Limited(*) (†)	63,000	1,988,280
Valeant Pharmaceuticals International(†)	168,000	3,783,360
Vertex Pharmaceuticals, Inc.(*) (†)	163,600	1,531,296
		86,208,510

Prepackaged Software — 4.8%
Activision, Inc.(*)	183,733	2,719,248
Adobe Systems, Inc.	85,500	5,743,035
BMC Software, Inc.(*)	22,800	342,000
Check Point Software Technologies Limited(*)	37,400	813,076
Citrix Systems, Inc.(*)	24,700	588,354
DST Systems, Inc.(*)	168,600	7,785,948
Electronic Arts, Inc.(*)	12,100	626,538
Fair Isaac Corp.	11,500	396,060
Hyperion Solutions Corp.(*)	13,800	608,718
Internet Security Systems, Inc.(*)	16,600	303,780
Intuit, Inc.(*)	76,000	3,326,520
McAfee, Inc.(*)	288,000	6,497,280
NAVTEQ Corp.(*)	127,000	5,505,450
Novell, Inc.(*)	69,700	415,412
Red Hat, Inc.(*) (†)	263,100	2,870,421
Salesforce.com, Inc.(*) (†)	42,700	640,073
SunGard Data Systems, Inc.(*)	101,000	3,484,500
Veritas Software Corp.(*)	75,400	1,750,788
		44,417,201

Restaurants — 1.1%
The Cheesecake Factory(*)	159,500	5,654,275
Outback Steakhouse, Inc.	10,300	471,637
P.F. Chang’s China Bistro, Inc.(*) (†)	52,000	3,109,600
Ruby Tuesday, Inc.(†)	20,600	500,374
		9,735,886

Retail — 5.0%
99 Cents Only Stores(*) (†)	27,200	358,224
Bed Bath & Beyond, Inc.(*)	29,600	1,081,584
Best Buy Co., Inc.	92,000	4,968,920
CVS Corp.	10,000	526,200
Dollar General Corp.(†)	183,400	4,018,294
Dollar Tree Stores, Inc.(*) (†)	15,600	448,188
Family Dollar Stores, Inc.	258,800	7,857,168
Fred’s, Inc.(†)	25,000	429,250
Men’s Wearhouse, Inc.(*)	11,600	489,636
MSC Industrial Direct Co. Cl. A	22,000	672,320
O’Reilly Automotive, Inc.(*) (†)	95,100	4,710,303
Petsmart, Inc.(†)	219,800	6,319,250
Shoppers Drug Mart Corp. (CAD)	16,000	532,893
Shoppers Drug Mart Corp. (CAD)(**)	38,000	1,265,621

9

Shoppers Drug Mart Corp. (USD)	23,000	$766,034
Staples, Inc.	22,700	713,461
Tiffany & Co.(†)	131,100	4,525,572
TJX Companies, Inc.	66,800	1,645,284
Williams-Sonoma, Inc.(*)	136,400	5,012,700
		46,340,902

Retail - Grocery — 0.3%
Whole Foods Market, Inc.	31,000	3,166,030

Retail - Internet — 0.1%
Amazon.com, Inc.(*)	24,900	853,323

Telephone Utilities — 1.7%
Adtran, Inc.	221,700	3,910,788
Nextel Partners, Inc. Cl. A(*) (†)	346,200	7,602,552
TELUS Corp.	137,000	4,396,707
		15,910,047

Toys, Games — 0.1%
Mattel, Inc.	23,600	503,860

Transportation — 1.1%
Expeditors International of Washington, Inc.	48,000	2,570,400
Landstar System, Inc.(*)	24,600	805,650
Robinson (C.H.) Worldwide, Inc.	89,600	4,617,088
Royal Caribbean Cruises Limited	30,400	1,358,576
Thor Industries, Inc.	20,100	601,191
UTI Worldwide, Inc.	6,300	437,535
		10,390,440

Travel — 0.0%
Sabre Holdings Corp.(†)	17,400	380,712

TOTAL EQUITIES
(Cost $743,495,927)		891,320,766

	Number of
	Shares	Market Value
MUTUAL FUND - 0.9%
Financial Services
Government Reserve Investment Fund	7,908,248	$7,908,248

TOTAL MUTUAL FUND
(Cost $7,908,248)		7,908,248

TOTAL LONG TERM INVESTMENTS
(Cost $751,404,175)		899,229,014

10

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 17.2%
Cash Equivalents — 14.4%(***)
Bank of America Bank Note
2.540%	06/01/2005	$4,077,675	$4,077,675
Bank of America Bank Note
2.770%	04/18/2005	2,195,671	2,195,671
Bank of America Bank Note
2.800%	06/09/2005	2,195,671	2,195,671
Bank of America Bank Note
2.820%	05/16/2005	3,136,673	3,136,673
Barclays Eurodollar Time Deposit
2.785%	04/22/2005	1,254,669	1,254,669
Barclays Eurodollar Time Deposit
2.785%	04/25/2005	1,575,395	1,575,395
Barclays Eurodollar Time Deposit
2.950%	06/14/2005	3,136,673	3,136,673
BGI Institutional Money Market Fund		12,546,692	12,546,692
BNP Paribas Eurodollar Time Deposit
2.780%	04/19/2005	2,195,671	2,195,671
Calyon Eurodollar Time Deposit
2.770%	04/21/2005	1,557,281	1,557,281
Calyon Eurodollar Time Deposit
2.770%	04/28/2005	4,238,205	4,238,205
Canadian Imperial Bank of Commerce Bank Note
3.020%	05/18/2005	6,273,346	6,273,346
Citigroup Eurodollar Time Deposit
2.640%	04/01/2005	4,296,246	4,296,246
Citigroup Eurodollar Time Deposit
2.870%	06/06/2005	1,568,336	1,568,336
Citigroup Eurodollar Time Deposit
2.920%	06/14/2005	6,273,346	6,273,346
Den Danske Bank Eurodollar Time Deposit
2.844%	04/01/2005	2,199,560	2,199,560
Federal Home Loan Bank Discount Note
2.725%	04/22/2005	4,379,155	4,379,155
Fortis Bank Eurodollar Time Deposit
2.440%	04/14/2005	3,136,673	3,136,673
Fortis Bank Eurodollar Time Deposit
2.780%	04/26/2005	2,213,987	2,213,987
Fortis Bank Eurodollar Time Deposit
2.800%	04/06/2005	4,077,675	4,077,675
Freddie Mac Discount Note
2.728%	05/02/2005	1,614,582	1,614,582
Freddie Mac Discount Note
2.740%	05/03/2005	3,575,807	3,575,807
General Electric Capital Corp.
2.646%	04/04/2005	1,494,489	1,494,489
General Electric Capital Corp.
2.656%	04/04/2005	4,348,440	4,348,440
Goldman Sachs Financial Square Prime Obligations Fund		1,430,942	1,430,942

11

Keybank Eurodollar Time Deposit
2.844%	04/01/2005	$3,764,008	$3,764,008
Merrill Lynch Premier Institutional Money Market Fund		2,991,771	2,991,771
Merrimac Cash Fund, Premium Class		6,393,029	6,393,029
Morgan Stanley Dean Witter & Co.
2.955%	07/19/2005	6,273,346	6,273,346
Rabobank Nederland Eurodollar Time Deposit
2.750%	04/27/2005	1,711,433	1,711,433
Royal Bank of Canada Eurodollar Time Deposit
2.790%	04/29/2005	3,136,673	3,136,673
Royal Bank of Scotland Eurodollar Time Deposit
2.800%	05/02/2005	6,273,346	6,273,346
The Bank of the West Eurodollar Time Deposit
2.790%	04/22/2005	2,195,671	2,195,671
Toronto Dominion Bank Eurodollar Time Deposit
2.840%	05/09/2005	1,731,554	1,731,554
Toronto Dominion Bank Eurodollar Time Deposit
3.010%	06/24/2005	1,063,039	1,063,039
UBS AG Eurodollar Time Deposit
2.805%	05/03/2005	2,195,671	2,195,671
Wells Fargo Eurodollar Time Deposit
2.760%	04/07/2005	4,290,302	4,290,302
Wells Fargo Eurodollar Time Deposit
2.780%	04/20/2005	2,352,505	2,352,505
Wells Fargo Eurodollar Time Deposit
2.780%	04/21/2005	945,888	945,888
Wells Fargo Eurodollar Time Deposit
2.790%	04/12/2005	449,346	449,346
Wells Fargo Eurodollar Time Deposit
2.800%	05/05/2005	2,854,524	2,854,524
			133,614,966

Repurchase Agreement — 2.8%
Investors Bank & Trust Company Repurchase Agreement, dated 3/31/2005, 2.02%, due 04/01/2005(a)		25,629,968	25,629,968

TOTAL SHORT-TERM INVESTMENTS
(At Amortized Cost)			159,244,934

TOTAL INVESTMENTS — 114.5%
(Cost $910,649,109)(****)			$1,058,473,948

Other Assets/(Liabilities) — (14.5%)			(134,064,280)

NET ASSETS — 100.0%			$924,409,668

12

Notes to Portfolio of Investments

ADR - American Depository Receipt.

(*)	Non-income producing security.
(**)	Restricted security.
(***)	Represents investments of security lending collateral. (Note 2).
(****)	See Note 3 for aggregate cost for Federal tax purposes.
(†)	Denotes all or a portion of security on loan.
(a)

Maturity value of $25,631,405. Collateralized by U.S. Government Agency obligations with rates of 3.350%-4.075%, maturity dates of 05/01/2033-11/25/2033, and an aggregate market value, including accrued interest, of $26,913,071.

The accompanying notes are an integral part of the financial statements.

13

MassMutual Select Small Cap Growth Equity Fund — Portfolio of Investments

March 31, 2005 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES - 87.9%
Advertising — 2.0%
Catalina Marketing Corp.(†)	68,700	$1,779,330
Getty Images, Inc.(*) (†)	110,150	7,832,766
		9,612,096

Air Transportation — 0.8%
Airtran Holdings, Inc.(*) (†)	238,900	2,162,045
AMR Corp.(*) (†)	102,900	1,101,030
Forward Air Corp.	6,210	264,422
Gol Linhas Aereas Inteligentes SA ADR (Brazil)(*)	10,870	273,163
		3,800,660

Apparel, Textiles & Shoes — 0.1%
Deckers Outdoor Corp.(*) (†)	8,690	310,581

Automotive & Parts — 1.4%
American Axle & Manufacturing Holdings, Inc.(†)	71,700	1,756,650
LKQ Corp.(*)	173,439	3,480,921
United Auto Group, Inc.	15,500	431,365
Visteon Corp.(†)	194,200	1,108,882
		6,777,818

Banking, Savings & Loans — 4.0%
Advanta Corp. Cl. B	108,000	2,484,000
Amcore Financial, Inc.	62,200	1,757,150
City National Corp.	42,200	2,946,404
Financial Federal Corp.	135,350	4,787,329
Hancock Holding Co.	41,800	1,358,500
Providian Financial Corp.(*) (†)	154,800	2,656,368
UMB Financial Corp.	23,200	1,320,544
Westcorp	46,400	1,960,400
		19,270,695

Beverages — 0.1%
Peet’s Coffee & Tea, Inc.(*) (†)	10,550	260,057

Broadcasting, Publishing & Printing — 1.3%
Charter Communications, Inc. Cl. A(*) (†)	738,600	1,181,760
LodgeNet Entertainment Corp.(*)	99,300	1,870,812
Playboy Enterprises, Inc. Cl. B(*) (†)	151,000	1,947,900
TiVo, Inc.(*) (†)	235,500	1,217,535
		6,218,007

Building Materials & Construction — 0.1%
Eagle Materials, Inc.	5,310	429,791
Simpson Manufacturing Co., Inc.	4,420	136,578
		566,369

1

Chemicals — 2.2%
Cytec Industries, Inc.	45,800	$2,484,650
Hercules, Inc.(*)	158,670	2,297,542
Minerals Technologies, Inc.	30,000	1,973,400
The Scotts Co. Cl. A(*)	58,700	4,122,501
		10,878,093

Commercial Services — 6.7%
The Advisory Board Co.(*)	13,070	571,159
ADVO, Inc.	62,850	2,353,732
The Corporate Executive Board Co.	127,470	8,151,706
Corrections Corp. of America(*)	13,130	506,818
DiamondCluster International, Inc. Cl. A(*)	23,340	375,774
Exelixis, Inc.(*)	187,400	1,270,572
Harris Interactive, Inc.(*)	265,700	1,224,877
Incyte Corp.(*) (†)	219,800	1,501,234
ITT Educational Services, Inc.(*) (†)	173,600	8,419,600
Jacobs Engineering Group, Inc.(*)	6,210	322,423
Navigant Consulting, Inc.(*)	18,310	498,581
Opsware, Inc.(*)	304,530	1,571,375
Pharmaceutical Product Development, Inc.(*)	1,300	62,985
Strayer Education, Inc.	5,220	591,530
Universal Technical Institute, Inc.(*)	600	22,080
Vertrue, Inc.(*) (†)	81,300	2,881,272
Washington Group International, Inc.(*) (†)	48,900	2,200,011
		32,525,729

Communications — 0.9%
American Tower Corp. Cl. A(*) (†)	45,340	826,548
AudioCodes Limited(*)	15,230	171,490
Crown Castle International Corp.(*)	51,130	821,148
EFJ, Inc.(*)	22,150	182,294
Openwave Systems, Inc.(*)	2,600	31,694
Spectrasite, Inc.(*)	5,760	333,907
Westell Technologies, Inc. Cl. A(*)	407,400	2,244,774
		4,611,855

Computer Integrated Systems Design — 1.8%
Avid Technology, Inc.(*) (†)	108,450	5,869,314
F5 Networks, Inc.(*)	7,980	402,910
IDX Systems Corp.(*)	64,100	2,226,193
Websense, Inc.(*) (†)	7,920	426,096
		8,924,513

Computer Programming Services — 0.1%
Macromedia, Inc.(*)	9,300	311,550

Computer Related Services — 3.5%
Acxiom Corp.	145,900	3,053,687
Checkfree Corp.(*) (†)	278,049	11,333,277
Ingram Micro, Inc. Cl. A(*)	145,600	2,427,152
		16,814,116

2

Computers & Information — 1.4%
Extreme Networks, Inc.(*)	278,400	$1,639,776
Logitech International SA ADR (Switzerland)(*)	7,310	445,033
Scientific Games Corp. Cl. A(*)	210,300	4,805,355
		6,890,164

Containers — 0.4%
Pactiv Corp.(*)	92,600	2,162,210

Cosmetics & Personal Care — 0.4%
Nu Skin Enterprises, Inc. Cl. A(†)	80,300	1,807,553

Data Processing & Preparation — 2.2%
The BISYS Group, Inc.(*)	131,700	2,065,056
CSG Systems International, Inc.(*)	10,530	171,534
Factset Research Systems, Inc.(†)	255,824	8,444,750
		10,681,340

Electrical Equipment & Electronics — 5.6%
Aeroflex, Inc.(*)	16,620	155,065
Agere Systems, Inc. Cl. A(*)	1,632,400	2,334,332
Benchmark Electronics, Inc.(*)	55,800	1,776,114
Cree, Inc.(*) (†)	189,850	4,129,238
ESCO Technologies, Inc.(*)	4,070	327,025
FuelCell Energy, Inc.(*) (†)	145,200	1,449,096
Gentex Corp.(†)	185,440	5,915,536
MEMC Electronic Materials, Inc.(*)	31,970	429,997
Microsemi Corp.(*)	16,410	267,319
Moog, Inc. Cl. A(*)	53,590	2,422,268
ON Semiconductor Corp.(*)	517,700	2,044,915
Semtech Corp.(*)	15,820	282,703
Sigmatel, Inc.(*)	4,450	166,564
Visx, Inc.(*)	243,700	5,712,328
		27,412,500

Energy — 5.1%
Arch Coal, Inc.	10,710	460,637
Cabot Oil & Gas Corp. Cl. A	7,340	404,801
CAL Dive International, Inc.(*)	24,700	1,118,910
Comstock Resources, Inc.(*)	27,900	801,846
Grey Wolf, Inc.(*)	539,500	3,549,910
Newfield Exploration Co.(*)	101,650	7,548,529
Patina Oil & Gas Corp.	7,760	310,400
Premcor, Inc.	23,800	1,420,384
Pride International, Inc.(*)	16,880	419,299
Range Resources Corp.	17,800	415,808
Stolt Offshore SA Sponsored ADR (United Kingdom)(*) (†)	43,880	344,897
TETRA Technologies, Inc.(*)	81,700	2,323,548
UGI Corp.	49,700	2,257,374
Vintage Petroleum, Inc.	93,300	2,935,218
Whiting Petroleum Corp.(*)	10,590	431,860
		24,743,421

Entertainment & Leisure — 0.3%
Churchill Downs, Inc.	43,200	1,710,288

3

Financial Services — 1.6%
Affiliated Managers Group, Inc.(*) (†)	33,529	$2,079,804
IndyMac Bancorp, Inc.	52,500	1,785,000
Investment Technology Group, Inc.(*)	93,000	1,627,500
Nasdaq Stock Market Inc/The(*)	64,000	684,800
optionsXpress Holdings, Inc.(*)	4,110	66,541
Ventas, Inc.	66,100	1,649,856
		7,893,501

Foods — 1.7%
The J.M. Smucker Co.(†)	117,900	5,930,370
Panera Bread Co. Cl. A(*) (†)	45,450	2,569,289
		8,499,659

Healthcare — 10.0%
Allscripts Healthcare Solutions, Inc.(*) (†)	379,147	5,421,802
American Healthways, Inc.(*) (†)	239,450	7,906,639
AmSurg Corp.(*)	319,600	8,085,880
Genesis HealthCare Corp.(*)	90,490	3,881,116
Human Genome Sciences, Inc.(*)	187,600	1,729,672
Humana, Inc.(*)	89,300	2,852,242
Manor Care, Inc.	80,600	2,930,616
Matria Healthcare, Inc.(*) (†)	84,150	2,584,247
Odyssey Healthcare, Inc.(*) (†)	300,050	3,528,588
Psychiatric Solutions, Inc.(*)	48,952	2,251,792
Symbion, Inc.(*)	16,700	356,879
Triad Hospitals, Inc.(*)	95,340	4,776,534
VCA Antech, Inc.(*)	121,900	2,466,037
		48,772,044

Heavy Machinery — 0.6%
Bucyrus International, Inc. Cl. A	69,500	2,714,670

Home Construction, Furnishings & Appliances — 1.7%
Fossil, Inc.(*)	219,600	5,693,130
Furniture Brands International, Inc.(†)	75,350	1,643,384
Standard-Pacific Corp.	5,060	365,281
Tempur-Pedic International, Inc.(*)	21,390	399,137
		8,100,932

Household Products — 0.4%
Ferro Corp.	80,100	1,507,482
Jarden Corp.(*)	8,680	398,238
		1,905,720

Information Retrieval Services — 2.0%
Agile Software Corp.(*)	175,750	1,279,460
CoStar Group, Inc.(*) (†)	152,600	5,623,310
Intergraph Corp.(*) (†)	95,100	2,739,831
		9,642,601

4

Insurance — 1.0%
AMERIGROUP Corp.(*)	11,110	$406,182
Arch Capital Group Limited(*)	6,240	249,850
Aspen Insurance Holdings Limited	75,600	1,905,876
HealthExtras, Inc.(*)	14,120	235,098
Platinum Underwriters Holdings Limited	7,350	218,295
Reinsurance Group of America, Inc.	42,000	1,788,360
		4,803,661

Internet Software — 0.1%
webMethods, Inc.(*)	84,200	461,416

Lodging — 2.1%
Aztar Corp.(*)	58,500	1,670,760
La Quinta Corp.(*)	290,080	2,465,680
Vail Resorts, Inc.(*)	231,660	5,849,415
		9,985,855

Machinery & Components — 2.2%
Agco Corp.(*)	63,900	1,166,175
Chicago Bridge & Iron Co. NV	118,099	5,199,899
Global Power Equipment Group, Inc.(*) (†)	196,000	1,877,680

Techtronic Industries Co. Sponsored ADR (Hong Kong)	234,870	2,597,333
		10,841,087

Manufacturing — 0.1%
Stewart & Stevenson Services Corp.	25,300	579,117

Medical Supplies — 2.2%
Arrow International, Inc.	69,690	2,393,852
CONMED Corp.(*) (†)	68,000	2,048,160
CTI Molecular Imaging, Inc.(*)	108,400	2,197,268
Foxhollow Technologies, Inc.(*) (†)	3,420	96,444
Hologic, Inc.(*)	11,680	372,300
Kensey Nash Corp.(*) (†)	66,000	1,787,280
PSS World Medical, Inc.(*)	155,000	1,762,350
		10,657,654

Metals & Mining — 1.2%
Carpenter Technology	34,280	2,036,575
Century Aluminum Co.(*)	49,350	1,493,331
Precision Castparts Corp.	29,700	2,287,197
		5,817,103

Pharmaceuticals — 3.6%
Abgenix, Inc.(*)	183,240	1,282,680
Alkermes, Inc.(*) (†)	116,520	1,209,478
Amylin Pharmaceuticals, Inc.(*) (†)	105,590	1,846,769
Angiotech Pharmaceuticals, Inc.(*)	102,680	1,576,138
Atherogenics, Inc.(*)	9,200	120,428
Encysive Pharmaceuticals, Inc.(*)	21,450	219,219
ICOS Corp.(*)	10,070	226,172

5

Impax Laboratories, Inc.(*) (†)	20,680	$330,880
Martek Biosciences Corp.(*) (†)	145,400	8,460,826
The Medicines Co.(*) (†)	81,200	1,839,992
NPS Pharmaceuticals, Inc.(*)	11,330	142,985
Salix Pharmaceuticals Limited(*)	10,275	169,435
		17,425,002

Prepackaged Software — 8.8%
Blackboard, Inc.(*) (†)	184,000	3,208,960
Cerner Corp.(*) (†)	159,900	8,396,349
Dendrite International, Inc.(*)	436,300	6,125,652
Emageon, Inc.(*)	14,800	265,808
EPIQ Systems, Inc.(*) (†)	145,129	1,883,774
Hyperion Solutions Corp.(*)	43,700	1,927,607
MicroStrategy, Inc. Cl. A(*)	77,436	4,202,452
Motive, Inc.(*) (†)	132,500	1,325,000
NAVTEQ Corp.(*)	4,430	192,041
Red Hat, Inc.(*) (†)	177,900	1,940,889
Salesforce.com, Inc.(*) (†)	22,630	339,224
Seebeyond Technology Corp.(*)	566,500	1,790,140
Serena Software, Inc.(*)	50,000	1,188,000
Take-Two Interactive Software, Inc.(*) (†)	235,950	9,225,645
THQ, Inc.(*)	19,210	540,569
Verint Systems, Inc.(*)	10,430	364,424
		42,916,534

Real Estate — 0.1%
CB Richard Ellis Group, Inc. Cl. A(*)	18,370	642,766

Restaurants — 0.6%
RARE Hospitality International, Inc.(*)	76,060	2,348,733
Red Robin Gourmet Burgers, Inc.(*)	7,870	400,662
		2,749,395

Retail — 3.3%
A.C. Moore Arts & Crafts, Inc.(*) (†)	16,740	446,288
Borders Group, Inc.	86,600	2,305,292
Electronics Boutique Holdings Corp.(*) (†)	11,130	478,256
Foot Locker, Inc.	139,700	4,093,210
GameStop Corp.(*) (†)	16,430	364,089
GameStop Corp. Cl. B(*)	14,480	322,904
Insight Enterprises, Inc.(*)	20,670	362,965
Men’s Wearhouse, Inc.(*)	13,340	563,081
O’Reilly Automotive, Inc.(*)	100,610	4,983,213
PETCO Animal Supplies, Inc.(*)	7,590	279,388
Priceline.com, Inc.(*)	8,440	212,688
Stamps.com, Inc.(*)	90,300	1,498,980
		15,910,354

Telephone Utilities — 1.0%
Fairpoint Communications, Inc.	73,200	1,095,804
General Communication, Inc. Cl. A(*)	200,100	1,826,913
Ubiquitel, Inc.(*)	298,700	2,001,290
		4,924,007

6

Transportation — 3.2%
Arkansas Best Corp.	4,440	$167,743
Central Freight Lines, Inc.(*)	246,200	876,472
CNF, Inc.	39,100	1,829,489
J.B. Hunt Transport Services, Inc.	153,950	6,738,392
Kansas City Southern(*)	284,650	5,482,359
Yellow Roadway Corp.(*) (†)	7,210	422,073
		15,516,528

TOTAL EQUITIES
(Cost $343,698,681)		427,049,221

	Number of
	Shares	Market Value
MUTUAL FUNDS - 0.1%
Investment Management Services
iShares Russell 2000 Growth Index Fund	6,440	$402,500
Oil Service HOLDRs Trust	3,460	333,025
		735,525

TOTAL MUTUAL FUNDS
(Cost $739,196)		735,525

TOTAL LONG TERM INVESTMENTS
(Cost $344,437,877)		427,784,746

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 35.1%
Cash Equivalents — 25.1%(**)
Bank of America Bank Note
2.540%	06/01/2005	$3,719,095	$3,719,095
Bank of America Bank Note
2.770%	04/18/2005	2,002,590	2,002,590
Bank of America Bank Note
2.800%	06/09/2005	2,002,577	2,002,577
Bank of America Bank Note
2.820%	05/16/2005	2,860,843	2,860,843
Barclays Eurodollar Time Deposit
2.785%	04/22/2005	1,144,336	1,144,336
Barclays Eurodollar Time Deposit
2.785%	04/25/2005	1,436,859	1,436,859
Barclays Eurodollar Time Deposit
2.950%	06/14/2005	2,860,843	2,860,843
BGI Institutional Money Market Fund		11,443,367	11,443,367
BNP Paribas Eurodollar Time Deposit
2.780%	04/19/2005	2,002,590	2,002,590
Calyon Eurodollar Time Deposit
2.770%	04/21/2005	1,420,337	1,420,337

7

Calyon Eurodollar Time Deposit
2.770%	04/28/2005	$3,865,509	$3,865,509
Canadian Imperial Bank of Commerce Bank Note
3.020%	05/18/2005	5,721,684	5,721,684
Citigroup Eurodollar Time Deposit
2.640%	04/01/2005	3,918,445	3,918,445
Citigroup Eurodollar Time Deposit
2.870%	06/06/2005	1,430,421	1,430,421
Citigroup Eurodollar Time Deposit
2.920%	06/14/2005	5,721,684	5,721,684
Den Danske Bank Eurodollar Time Deposit
2.844%	04/01/2005	2,006,136	2,006,136
Federal Home Loan Bank Discount Note
2.725%	04/22/2005	3,994,064	3,994,064
Fortis Bank Eurodollar Time Deposit
2.440%	04/14/2005	2,860,843	2,860,843
Fortis Bank Eurodollar Time Deposit
2.780%	04/26/2005	2,019,295	2,019,295
Fortis Bank Eurodollar Time Deposit
2.800%	04/06/2005	3,719,095	3,719,095
Freddie Mac Discount Note
2.728%	05/02/2005	1,472,600	1,472,600
Freddie Mac Discount Note
2.740%	05/03/2005	3,261,360	3,261,360
General Electric Capital Corp.
2.646%	04/04/2005	1,363,069	1,363,069
General Electric Capital Corp.
2.656%	04/04/2005	3,966,049	3,966,049
Goldman Sachs Financial Square Prime Obligations Fund		1,305,109	1,305,109
Keybank Eurodollar Time Deposit
2.844%	04/01/2005	3,433,011	3,433,011
Merrill Lynch Premier Institutional Money Market Fund		2,728,682	2,728,682
Merrimac Cash Fund, Premium Class		5,830,842	5,830,842
Morgan Stanley Dean Witter & Co.
2.955%	07/19/2005	5,721,684	5,721,684
Rabobank Nederland Eurodollar Time Deposit
2.750%	04/27/2005	1,560,934	1,560,934
Royal Bank of Canada Eurodollar Time Deposit
2.790%	04/29/2005	2,860,843	2,860,843
Royal Bank of Scotland Eurodollar Time Deposit
2.800%	05/02/2005	5,721,684	5,721,684
The Bank of the West Eurodollar Time Deposit
2.790%	04/22/2005	2,002,590	2,002,590
Toronto Dominion Bank Eurodollar Time Deposit
2.840%	05/09/2005	1,579,286	1,579,286
Toronto Dominion Bank Eurodollar Time Deposit
3.010%	06/24/2005	969,558	969,558

8

UBS AG Eurodollar Time Deposit
2.805%	05/03/2005	$2,002,590	$2,002,590
Wells Fargo Eurodollar Time Deposit
2.760%	04/07/2005	3,913,025	3,913,025
Wells Fargo Eurodollar Time Deposit
2.780%	04/20/2005	2,145,632	2,145,632
Wells Fargo Eurodollar Time Deposit
2.780%	04/21/2005	862,709	862,709
Wells Fargo Eurodollar Time Deposit
2.790%	04/12/2005	409,832	409,832
Wells Fargo Eurodollar Time Deposit
2.800%	05/05/2005	2,603,506	2,603,506
			121,865,208

Repurchase Agreement — 10.0%
Investors Bank & Trust Company Repurchase Agreement, dated 3/31/2005, 2.02%, due 04/01/2005(a)		48,455,843	48,455,843

TOTAL SHORT-TERM INVESTMENTS
(At Amortized Cost)			170,321,051

TOTAL INVESTMENTS — 123.1%
(Cost $514,758,928)(***)			$598,105,797

Other Assets/(Liabilities) — (23.1%)			(112,308,705)

NET ASSETS — 100.0%			$485,797,092

Notes to Portfolio of Investments

ADR - American Depository Receipt.

(*)	Non-income producing security.
(**)	Represents investments of security lending collateral. (Note 2).
(***)	See Note 3 for aggregate cost for Federal tax purposes.
(†)	Denotes all or a portion of security on loan.
(a)

Maturity value of $48,458,561. Collaterized by U.S. Government Agency obligations with rates of 3.160% - 6.125%, maturity dates of 02/25/2016 - 12/15/2034, and an aggregate market value, including accrued interest, of $50,885,428.

The accompanying notes are an integral part of the financial statements.

9

MassMutual Select Small Company Growth Fund — Portfolio of Investments

March 31, 2005 (Unaudited)

	Number of Shares	Market Value
EQUITIES - 98.0%
Advertising — 1.5%
Aquantive, Inc.(*) (†)	72,800	$805,896
Jupitermedia Corp.(*)	47,300	733,623
Marchex, Inc. Cl. B(*) (†)	38,400	715,776
		2,255,295

Agribusiness — 1.1%
Delta & Pine Land Co.	61,700	1,665,900

Apparel, Textiles & Shoes — 2.7%
Christopher & Banks Corp.	29,000	510,400
HOT Topic, Inc.(*) (†)	41,200	900,220
Phillips-Van Heusen Corp.	28,700	764,568
Quiksilver, Inc.(*)	33,800	981,214
Too, Inc.(*)	33,800	833,846
		3,990,248

Banking, Savings & Loans — 4.2%
Bank Mutual Corp.	29,500	348,690
Bank of the Ozarks, Inc.	4,500	142,875
Cascade Bancorp	20,675	401,302
Commercial Capital Bancorp, Inc.(†)	81,132	1,651,036
Encore Capital Group, Inc.(*)	30,900	449,595
Euronet Worldwide, Inc.(*)	25,600	730,880
Glacier Bancorp, Inc.	8,528	260,104
Nara Bancorp, Inc.	11,300	158,765
Silicon Valley Bancshares(*)	30,300	1,335,018
Sterling Financial Corp.(*)	10,621	379,170
United PanAm Financial Corp.(*) (†)	21,100	430,229
		6,287,664

Broadcasting, Publishing & Printing — 0.0%
Outdoor Channel Holdings, Inc.(*)	3,600	51,300

Chemicals — 0.7%
Applied Films Corp.(*)	2,325	53,754
Cabot Microelectronics Corp.(*)	6,100	191,418
Symyx Technologies, Inc.(*)	39,600	873,180
		1,118,352

Commercial Services — 7.1%
American Ecology Corp.	13,200	156,156
Corrections Corp. of America(*)	31,900	1,231,340
Decode Genetics, Inc.(*)	96,100	547,770
Duratek, Inc.(*)	51,600	1,029,420
Exact Sciences Corp.(*)	54,100	193,137
Global Payments, Inc.	24,900	1,605,801
Internet Capital Group, Inc.(*)	99,600	699,192
iPayment, Inc.(*)	7,400	312,280
Kosan Biosciences, Inc.(*)	54,700	224,270

1

Labor Ready, Inc.(*) (†)	26,700	$497,955
Lionbridge Technologies, Inc.(*)	55,400	315,226
Navigant Consulting, Inc.(*)	17,100	465,633
Strayer Education, Inc.	8,400	951,888
Waste Connections, Inc.(*)	68,100	2,366,475
		10,596,543

Communications — 3.1%
Anixter International, Inc.(*)	6,600	238,590
C-COR, Inc.(*)	93,400	567,872
Harmonic, Inc.(*)	30,600	292,536
Polycom, Inc.(*)	153,300	2,598,435
Tekelec(*)	63,100	1,005,814
		4,703,247

Computer & Data Processing Services — 0.5%
Digimarc Corp.(*)	130,100	800,115

Computer Integrated Systems Design — 3.2%
Eclipsys Corp.(*)	83,400	1,291,032
Jack Henry & Associates, Inc.	46,000	827,540
Mentor Graphics Corp.(*) (†)	43,800	600,060
RadiSys Corp.(*)	143,000	2,024,880
		4,743,512

Computer Related Services — 1.2%
Corillian Corp.(*)	142,889	497,254
eCollege.com, Inc.(*)	36,900	477,486
Identix, Inc.(*)	36,900	186,345
LivePerson, Inc.(*)	55,400	145,702
Secure Computing Corp.(*)	65,400	560,478
		1,867,265

Computers & Information — 2.6%
Emulex Corp.(*)	44,700	842,148
Immersion Corp.(*) (†)	169,600	1,017,600
Komag, Inc.(*)	44,400	992,340
Western Digital Corp.(*)	83,700	1,067,175
		3,919,263

Data Processing & Preparation — 2.0%
Factset Research Systems, Inc.	54,900	1,812,249
HomeStore, Inc.(*)	237,200	526,584
Netsmart Technologies, Inc.(*)	62,300	577,521
		2,916,354

Electrical Equipment & Electronics — 13.6%
Active Power, Inc.(*) (†)	46,700	151,308
Altera Corp.(*) (†)	81,500	1,612,070
Cognex Corp.	8,700	216,456
Credence Systems Corp.(*)	156,100	1,234,751
Cymer, Inc.(*) (†)	21,900	586,263
EMS Technologies, Inc.(*)	68,200	927,520

2

Genesis Microchip, Inc.(*) (†)	111,100	$1,605,395
Gentex Corp.	12,200	389,180
Integrated Circuit Systems, Inc.(*)	27,700	529,624
Integrated Device Technology, Inc.(*)	131,900	1,586,757
Lattice Semiconductor Corp.(*)	421,700	2,264,529
Leadis Technology, Inc.(*)	19,100	114,218
Littelfuse, Inc.(*)	11,935	341,938
Mykrolis Corp.(*)	59,600	852,280
Pixelworks, Inc.(*)	200,900	1,637,335
PLX Technology, Inc.(*)	83,100	872,550
Rudolph Technologies, Inc.(*) (†)	47,000	707,820
Skyworks Solutions, Inc.(*)	149,600	949,960
STATS ChipPAC Limited ADR (Singapore)(*) (†)	70,826	468,160
Trident Microsystems, Inc.(*)	6,700	118,456
Triquint Semiconductor, Inc.(*)	300,000	1,014,000
Ultra Clean Holdings(*)	56,000	341,600
Universal Display Corp.(*)	13,300	92,967
Universal Electronics, Inc.(*)	103,950	1,754,676
		20,369,813

Energy — 5.4%
Headwaters, Inc.(*)	22,900	751,578
KCS Energy, Inc.(*)	24,500	376,320
Patterson-UTI Energy, Inc.	120,500	3,014,910
Range Resources Corp.	25,400	593,344
TETRA Technologies, Inc.(*)	25,625	728,775
Unit Corp.(*)	57,400	2,592,758
		8,057,685

Entertainment & Leisure — 4.7%
Alliance Gaming Corp.(*)	134,700	1,291,773
Lions Gate Entertainment Corp.(*)	182,000	2,011,100
Macrovision Corp.(*)	33,800	770,302
Nevada Gold & Casinos, Inc.(*)	28,200	360,960
SCP Pool Corp.	39,100	1,245,726
Shuffle Master, Inc.(*)	45,125	1,306,820
		6,986,681

Financial Services — 3.4%
BankAtlantic Bancorp, Inc. Cl. A	13,800	240,120
E*Trade Financial Corp.(*)	214,700	2,576,400
Greenhill & Co., Inc.	11,900	426,020
NorthStar Realty Finance Corp. REIT(*)	32,800	317,504
Primus Guaranty, Ltd.(*)	34,500	449,535
Redwood Trust, Inc.(†)	10,600	542,508
Saxon REIT, Inc. REIT	31,100	533,365
		5,085,452

Foods — 0.5%
Provide Commerce, Inc.(*) (†)	26,700	771,096

3

Healthcare — 2.8%
Alliance Imaging, Inc.(*)	36,900	$352,395
American Healthways, Inc.(*)	33,100	1,092,962
Horizon Health Corp.(*)	32,600	1,385,500
LifePoint Hospitals, Inc.(*) (†)	25,300	1,109,152
PainCare Holdings, Inc.(*)	45,300	226,500
		4,166,509

Heavy Machinery — 0.8%
Electroglas, Inc.(*)	23,000	90,850
UNOVA, Inc.(*)	52,200	1,077,930
		1,168,780

Home Construction, Furnishings & Appliances — 2.1%
Meritage Homes Corp.(*) (†)	15,800	930,936
Select Comfort Corp.(*)	30,200	617,288
Tempur-Pedic International, Inc.(*)	81,800	1,526,388
		3,074,612

Information Retrieval Services — 0.4%
RADWARE Limited(*)	26,600	624,302

Insurance — 1.4%
Centene Corp.(*)	24,300	728,757
Philadelphia Consolidated Holding Corp.(*)	18,400	1,426,552
		2,155,309

Machinery & Components — 1.7%
Actuant Corp. Cl. A(*)	24,000	1,078,080
Brooks Automation, Inc.(*)	97,200	1,475,496
		2,553,576

Medical Supplies — 7.9%
American Medical Systems Holdings, Inc.(*)	91,800	1,577,124
Arrow International, Inc.	20,900	717,915
ArthoCare Corp.(*)	6,900	196,650
Cooper Cos., Inc.	24,100	1,756,890
DJ Orthopedics, Inc.(*)	34,200	856,710
FEI Co.(*) (†)	61,200	1,416,780
Inamed Corp.(*)	38,400	2,683,392
Ista Pharmaceuticals, Inc.(*)	20,400	201,552
PSS World Medical, Inc.(*)	43,200	491,184
Respironics, Inc.(*)	33,700	1,963,699
		11,861,896

Metals & Mining — 3.3%
Aleris International, Inc.(*)	108,500	2,707,075
General Cable Corp.(*)	104,400	1,260,108
Maverick Tube Corp.(*)	28,100	913,531
		4,880,714

4

Pharmaceuticals — 8.5%
Alkermes, Inc.(*) (†)	76,500	$794,070
BioScrip, Inc.(*)	5,100	30,753
Cell Genesys, Inc.(*) (†)	161,400	731,142
Corixa Corp.(*) (†)	118,800	364,716
Cubist Pharmaceuticals, Inc.(*)	98,800	1,049,256
Dendreon Corp.(*) (†)	124,400	677,980
Discovery Laboratories, Inc.(*) (†)	24,500	137,935
Guilford Pharmaceuticals, Inc.(*)	132,600	304,980
Isis Pharmaceuticals, Inc.(*) (†)	156,800	606,816
Martek Biosciences Corp.(*)	34,800	2,025,012
Medarex, Inc.(*)	159,400	1,136,522
Medicis Pharmaceutical Corp. Cl. A	24,575	736,758
Neose Technologies, Inc.(*)	63,900	164,862
OraSure Technologies, Inc.(*)	67,000	493,120
Pain Therapeutics, Inc.(*)	40,800	207,264
Salix Pharmaceuticals Limited(*) (†)	15,800	260,542
Taro Pharmaceutical Industries Limited(*) (†)	14,500	457,620
Telik, Inc.(*)	68,300	1,029,964
Third Wave Technologies, Inc.(*)	157,400	906,624
Transgenomic, Inc.(*)	141,200	80,484
Vasogen, Inc.(*) (†)	79,800	323,190
Viropharma, Inc.(*) (†)	71,500	167,310
		12,686,920

Prepackaged Software — 4.1%
Altiris, Inc.(*)	44,000	1,049,400
Ansys, Inc.(*)	29,800	1,019,458
Atari, Inc.(*)	48,900	154,524
Datastream Systems, Inc.(*)	231,675	1,626,358
Epicor Software Corp.(*)	10,600	138,860
Magma Design Automation, Inc.(*)	43,500	516,345
Motive, Inc.(*) (†)	52,700	527,000
Onyx Software Corp.(*)	40,550	106,646
Pinnacle Systems, Inc.(*)	112,100	626,639
TradeStation Group, Inc.(*)	70,800	427,632
		6,192,862

Real Estate — 0.3%
WCI Communities, Inc.(*) (†)	15,100	454,208

Restaurants — 0.9%
BJ’s Restaurants, Inc.(*)	5,800	112,462
Buffalo Wild Wings, Inc.(*)	10,300	389,649
Red Robin Gourmet Burgers, Inc.(*)	16,000	814,560
		1,316,671

Retail — 5.3%
Blue Nile, Inc.(*) (†)	22,200	613,830
Build-A-Bear Workshop, Inc.(*)	47,075	1,442,849
Cabela’s, Inc. Cl. A(*)	52,000	1,072,760
Cash America International, Inc.	31,675	694,633
Cost Plus, Inc.(*)	18,000	483,840
Genesco, Inc.(*)	74,000	2,103,080
Knoll, Inc.	39,000	650,520
Marvel Enterprises, Inc.(*) (†)	46,050	921,000
		7,982,512

5

Transportation — 1.0%
OMI Corp.		76,900	$1,472,635

TOTAL EQUITIES
(Cost $154,056,394)			146,777,291

		Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 14.4%
Cash Equivalents — 12.3%(**)
Bank of America Bank Note
2.540%	06/01/2005	$562,702	$562,702
Bank of America Bank Note
2.770%	04/18/2005	302,994	302,994
Bank of America Bank Note
2.800%	06/09/2005	302,994	302,994
Bank of America Bank Note
2.820%	05/16/2005	432,848	432,848
Barclays Eurodollar Time Deposit
2.785%	04/22/2005	173,139	173,139
Barclays Eurodollar Time Deposit
2.785%	04/25/2005	217,397	217,397
Barclays Eurodollar Time Deposit
2.950%	06/14/2005	432,848	432,848
BGI Institutional Money Market Fund		1,731,389	1,731,389
BNP Paribas Eurodollar Time Deposit
2.780%	04/19/2005	302,994	302,994
Calyon Eurodollar Time Deposit
2.770%	04/21/2005	214,898	214,898
Calyon Eurodollar Time Deposit
2.770%	04/28/2005	584,854	584,854
Canadian Imperial Bank of Commerce Bank Note
3.020%	05/18/2005	865,695	865,695
Citigroup Eurodollar Time Deposit
2.640%	04/01/2005	592,864	592,864
Citigroup Eurodollar Time Deposit
2.870%	06/06/2005	216,424	216,424
Citigroup Eurodollar Time Deposit
2.920%	06/14/2005	865,695	865,695
Den Danske Bank Eurodollar Time Deposit
2.844%	04/01/2005	303,530	303,530
Federal Home Loan Bank Discount Note
2.725%	04/22/2005	604,305	604,305
Fortis Bank Eurodollar Time Deposit
2.440%	04/14/2005	432,848	432,848
Fortis Bank Eurodollar Time Deposit
2.780%	04/26/2005	305,520	305,520
Fortis Bank Eurodollar Time Deposit
2.800%	04/06/2005	562,702	562,702

6

Freddie Mac Discount Note
2.728%	05/02/2005	$222,806	$222,806
Freddie Mac Discount Note
2.740%	05/03/2005	493,446	493,446
General Electric Capital Corp.
2.646%	04/04/2005	206,233	206,233
General Electric Capital Corp.
2.656%	04/04/2005	600,066	600,066
Goldman Sachs Financial Square Prime Obligations Fund		197,464	197,464
Keybank Eurodollar Time Deposit
2.844%	04/01/2005	519,418	519,418
Merrill Lynch Premier Institutional Money Market Fund		412,851	412,851
Merrimac Cash Fund, Premium Class		882,211	882,211
Morgan Stanley Dean Witter & Co.
2.955%	07/19/2005	865,695	865,695
Rabobank Nederland Eurodollar Time Deposit
2.750%	04/27/2005	236,170	236,170
Royal Bank of Canada Eurodollar Time Deposit
2.790%	04/29/2005	432,848	432,848
Royal Bank of Scotland Eurodollar Time Deposit
2.800%	05/02/2005	865,695	865,695
The Bank of the West Eurodollar Time Deposit
2.790%	04/22/2005	302,994	302,994
Toronto Dominion Bank Eurodollar Time Deposit
2.840%	05/09/2005	238,947	238,947
Toronto Dominion Bank Eurodollar Time Deposit
3.010%	06/24/2005	146,695	146,695
UBS AG Eurodollar Time Deposit
2.805%	05/03/2005	302,994	302,994
Wells Fargo Eurodollar Time Deposit
2.760%	04/07/2005	592,044	592,044
Wells Fargo Eurodollar Time Deposit
2.780%	04/20/2005	324,636	324,636
Wells Fargo Eurodollar Time Deposit
2.780%	04/21/2005	130,529	130,529
Wells Fargo Eurodollar Time Deposit
2.790%	04/12/2005	62,008	62,008
Wells Fargo Eurodollar Time Deposit
2.800%	05/05/2005	393,912	393,912
			18,438,302

Repurchase Agreement — 2.1%
Investors Bank & Trust Company Repurchase Agreement, dated 3/31/2005, 2.02%, due 04/01/2005(a)		3,170,950	3,170,950

TOTAL SHORT-TERM INVESTMENTS
(At Amortized Cost)			21,609,252

7

TOTAL INVESTMENTS — 112.4%
(Cost $175,665,646)(***)	$168,386,543

Other Assets/(Liabilities) — (12.4%)	(18,626,754)

NET ASSETS — 100.0%	$149,759,789

Notes to Portfolio of Investments

ADR - American Depository Receipt.

REIT - Real Estate Investment Trust

(*)	Non-income producing security.
(**)	Represents investments of security lending collateral. (Note 2).
(***)	See Note 3 for aggregate cost for Federal tax purposes.
(†)	Denotes all or a portion of security on loan.
(a)

Maturity value of $3,171,128. Collateralized by U.S. Government Agency Obligation with a rate of 3.36%, maturity date of 04/15/2023, and an aggregate market value, including accrued interest, of $3,339,542.

The accompanying notes are an integral part of the financial statements.

8

MassMutual Select Emerging Growth Fund — Portfolio of Investments

March 31, 2005 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES - 91.2%
Advertising — 1.2%
Marchex, Inc. Cl. B(*) (†)	29,100	$542,424
Valueclick, Inc.(*) (†)	90,610	961,372
		1,503,796

Aerospace & Defense — 0.6%
Engineered Support Systems, Inc.(†)	13,690	732,689

Air Transportation — 0.4%
Forward Air Corp.	12,500	532,250

Apparel, Textiles & Shoes — 3.8%
American Eagle Outfitters, Inc.	19,160	566,178
bebe stores, inc.	43,970	1,492,781
Carter’s, Inc.(*)	1,250	49,687
Deckers Outdoor Corp.(*) (†)	28,850	1,031,099
Oxford Industries, Inc.	17,050	623,859
Too, Inc.(*)	20,040	494,387
Urban Outfitters, Inc.(*)	11,690	560,769
		4,818,760

Banking, Savings & Loans — 3.5%
Advance America Cash Advance Centers, Inc.	10,590	163,933
Commercial Capital Bancorp, Inc.(†)	44,960	914,936
Euronet Worldwide, Inc.(*)	8,500	242,675
Nara Bancorp, Inc.	48,290	678,474
PrivateBancorp, Inc.(†)	36,161	1,135,817
QC Holdings, Inc.(*)	5,210	78,306
Silicon Valley Bancshares(*)	25,320	1,115,599
		4,329,740

Building Materials & Construction — 1.7%
Chemed Corp.	19,745	1,510,098
Merge Technologies, Inc.(*) (†)	37,570	659,353
		2,169,451

Commercial Services — 11.1%
Aaron Rents, Inc.(†)	30,595	611,900
The Advisory Board Co.(*)	6,200	270,940
Bright Horizons Family Solutions, Inc.(*)	38,240	1,290,218
eResearch Technology, Inc.(*) (†)	18,660	219,815
Global Payments, Inc.	21,500	1,386,535
Greenfield Online, Inc.(*) (†)	75,190	1,477,484
Heidrick & Struggles International, Inc.(*)	31,100	1,143,547
Huron Consulting Group, Inc.(*)	21,672	448,827
Magellan Health Services, Inc.(*)	17,460	594,513
MPS Group, Inc.(*)	121,820	1,280,328
Navigant Consulting, Inc.(*)	80,240	2,184,935
Netease.com, Inc. Sponsored ADR (China)(*) (†)	1,110	53,513
Resources Connection, Inc.(*) (†)	47,840	1,001,291

1

Universal Technical Institute, Inc.(*) (†)	32,750	$1,205,200
WebSideStory, Inc.(*)	4,800	58,800
Wind River Systems, Inc.(*)	42,010	633,511
		13,861,357

Communications — 3.2%
AudioCodes Limited(*)	57,750	650,265
InPhonic, Inc.(*) (†)	9,560	217,155
Lifeline Systems, Inc.(*)	43,046	1,305,155
Nice Systems Limited(*)	23,200	747,504
Openwave Systems, Inc.(*)	78,220	953,502
PowerDsine Limited(*) (†)	10,000	102,300
		3,975,881

Computer Integrated Systems Design — 1.2%
Eclipsys Corp.(*)	11,300	174,924
Mercury Computer Systems, Inc.(*)	34,304	946,104
SafeNet, Inc.(*)	11,600	339,996
		1,461,024

Computer Programming Services — 2.8%
CACI International, Inc. Cl. A(*)	21,780	1,202,909
Innovative Solutions & Support, Inc.(*)	12,496	396,748
Jamdat Mobile, Inc.(*) (†)	25,900	446,516
Macromedia, Inc.(*)	33,090	1,108,515
Niku Corp.(*)	18,870	340,604
		3,495,292

Computer Related Services — 0.9%
Checkfree Corp.(*) (†)	20,180	822,537
CNET Networks, Inc.(*) (†)	35,870	338,613
		1,161,150

Computers & Information — 4.3%
Emulex Corp.(*)	60,048	1,131,304
Micros Systems, Inc.(*)	24,007	881,297
M-Systems Flash Disk Pioneers Limited(*) (†)	76,840	1,693,554
Scientific Games Corp. Cl. A(*)	50,340	1,150,269
SRA International, Inc. Cl. A(*)	810	48,803
Storage Technology Corp.(*)	17,020	524,216
		5,429,443

Electrical Equipment & Electronics — 7.3%
Credence Systems Corp.(*)	59,030	466,927
DRS Technologies, Inc.(*) (†)	31,550	1,340,875
Ixia(*)	73,252	1,303,153
O2Micro International Limited(*)	63,190	650,225
Photon Dynamics, Inc.(*)	45,630	869,708
PLX Technology, Inc.(*)	42,850	449,925
Power Integrations, Inc.(*) (†)	25,700	536,873
Tessera Technologies, Inc.(*) (†)	29,312	1,267,158
Varian Semiconductor Equipment Associates, Inc.(*)	24,380	926,684
Virage Logic Corp.(*)	74,790	819,698
Volterra Semiconductor Corp.(*) (†)	37,140	501,390
		9,132,616

2

Energy — 3.7%
CAL Dive International, Inc.(*)	13,620	$616,986
Denbury Resources, Inc.(*)	39,300	1,384,539
Encore Acquisition Co.(*) (†)	1,300	53,690
Headwaters, Inc.(*) (†)	17,345	569,263
Superior Energy Services, Inc.(*)	22,990	395,428
Unit Corp.(*)	35,730	1,613,924
		4,633,830

Financial Services — 3.0%
Affiliated Managers Group, Inc.(*) (†)	20,360	1,262,931
Boston Private Financial Holdings, Inc.(†)	43,980	1,044,525
East West Bancorp, Inc.	16,271	600,725
First Cash Financial Services, Inc.(*)	38,239	809,520
International Securities Exchange, Inc.(*) (†)	1,500	39,000
		3,756,701

Foods — 0.9%
Provide Commerce, Inc.(*) (†)	16,790	484,895
United Natural Foods, Inc.(*)	21,320	610,392
		1,095,287

Healthcare — 3.6%
American Healthways, Inc.(*) (†)	29,510	974,420
Matria Healthcare, Inc.(*) (†)	36,215	1,112,163
Option Care, Inc.(†)	26,770	551,194
United Surgical Partners International, Inc.(*)	40,280	1,843,616
		4,481,393

Home Construction, Furnishings & Appliances — 0.5%
Miller (Herman), Inc.	22,410	674,989

Information Retrieval Services — 1.4%
Ask Jeeves, Inc.(*) (†)	14,040	394,243
Digital River, Inc.(*)	10,050	313,158
Infospace, Inc.(*)	26,197	1,069,624
		1,777,025

Insurance — 2.2%
AMERIGROUP Corp.(*)	13,550	495,388
Centene Corp.(*)	16,280	488,237
HealthExtras, Inc.(*)	62,520	1,040,958
Tower Group, Inc.	55,827	744,732
		2,769,315

Internet Software — 1.2%
WebEx Communications, Inc.(*) (†)	67,136	1,449,466

3

Lodging — 2.9%
Four Seasons Hotels, Inc.(†)	20,680	$1,462,076
Kerzner International, Ltd.(*)	11,042	676,102
Orient-Express Hotels Limited Cl. A	22,550	588,555
Station Casinos, Inc.	14,250	962,588
		3,689,321

Machinery & Components — 2.1%
Axcelis Technologies, Inc.(*)	13,190	96,287
Grant Prideco, Inc.(*)	62,550	1,511,208
IDEX Corp.	13,720	553,602
Ultratech, Inc.(*)	32,590	475,814
		2,636,911

Medical Supplies — 4.7%
American Medical Systems Holdings, Inc.(*)	45,500	781,690
Animas Corp.(*) (†)	9,700	196,037
Armor Holdings, Inc.(*) (†)	7,210	267,419
BEI Technologies, Inc.	28,765	689,497
Hologic, Inc.(*)	7,530	240,019
I-Flow Corp.(*)	24,570	388,943
Integra LifeSciences Holdings Corp.(*) (†)	3,720	131,018
Intuitive Surgical, Inc.(*)	21,190	963,509
Laserscope(*) (†)	39,930	1,267,378
Symmetry Medical, Inc.(*)	16,400	311,928
Ventana Medical Systems, Inc.(*)	17,000	636,820
		5,874,258

Metals & Mining — 0.8%
Maverick Tube Corp.(*)	30,770	1,000,333

Pharmaceuticals — 9.8%
Able Laboratories, Inc.(*)	40,500	950,130
Alexion Pharmaceuticals, Inc.(*) (†)	53,110	1,150,628
Angiotech Pharmaceuticals, Inc.(*)	68,630	1,053,471
Atherogenics, Inc.(*)	55,755	729,833
Bone Care International, Inc.(*)	32,780	850,313
Connetics Corp.(*) (†)	9,340	236,209
CV Therapeutics, Inc.(*)	22,840	465,022
Cypress Bioscience, Inc.(*)	48,160	440,182
Discovery Laboratories, Inc.(*) (†)	114,740	645,986
First Horizon Pharmaceutical Corp.(*)	31,421	530,386
Inspire Pharmaceuticals, Inc.(*)	60,780	495,965
The Medicines Co.(*) (†)	15,330	347,378
Nabi Biopharmaceuticals(*)	64,410	803,837
NitroMed, Inc.(*) (†)	12,350	213,779
Nuvelo, Inc.(*)	38,230	248,495
Orchid Biosciences, Inc.(*)	13,860	162,994
Priority Healthcare Corp. Cl. B(*)	20,780	449,471
QLT, Inc.(*)	23,460	301,696
Rigel Pharmaceuticals, Inc.(*)	63,870	1,024,475
Salix Pharmaceuticals Limited(*)	55,330	912,392
Vaxgen, Inc.(*) (†)	18,290	228,259
		12,240,901

4

Photography Equipment/Supplies — 0.4%
Sonic Solutions, Inc.(*) (†)	34,980	$526,449

Prepackaged Software — 3.9%
Altiris, Inc.(*) (†)	20,988	500,564
Blackboard, Inc.(*) (†)	35,784	624,073
Dendrite International, Inc.(*)	47,240	663,250
Epicor Software Corp.(*)	69,410	909,271
MicroStrategy, Inc. Cl. A(*)	14,160	768,463
Open Solutions, Inc.(*) (†)	31,680	628,214
Quest Software, Inc.(*)	44,470	615,465
THQ, Inc.(*)	6,520	183,473
Witness Systems, Inc.(*)	2,890	50,720
		4,943,493

Real Estate — 0.1%
ZipRealty, Inc.(*)	8,300	116,947

Restaurants — 2.5%
California Pizza Kitchen, Inc.(*)	28,008	656,508
P.F. Chang’s China Bistro, Inc.(*) (†)	18,998	1,136,080
RARE Hospitality International, Inc.(*)	44,700	1,380,336
		3,172,924

Retail — 3.3%
GSI Commerce, Inc.(*)	40,678	550,373
Guitar Center, Inc.(*)	2,053	112,566
Hibbett Sporting Goods, Inc.(*)	22,232	667,849
Kenneth Cole Productions, Inc. Cl. A	23,510	685,081
Overstock.com, Inc.(*) (†)	7,850	337,472
Priceline.com, Inc.(*) (†)	73,266	1,846,303
		4,199,644

Telephone Utilities — 1.4%
Equinix, Inc.(*)	1,200	50,808
j2 Global Communications, Inc.(*) (†)	39,846	1,367,116
Novatel Wireless, Inc.(*) (†)	30,510	327,983
		1,745,907

Toys, Games — 0.3%
K2, Inc.(*)	23,300	320,375

Transportation — 0.5%
UTI Worldwide, Inc.	9,816	681,721

TOTAL EQUITIES (Cost $108,177,258)		114,390,639

5

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 35.5%
Cash Equivalents — 26.4%(**)
Bank of America Bank Note
2.540%	06/01/2005	$1,012,462	$1,012,462
Bank of America Bank Note
2.770%	04/18/2005	545,172	545,172
Bank of America Bank Note
2.800%	06/09/2005	545,172	545,172
Bank of America Bank Note
2.820%	05/16/2005	778,817	778,817
Barclays Eurodollar Time Deposit
2.785%	04/22/2005	311,527	311,527
Barclays Eurodollar Time Deposit
2.785%	04/25/2005	391,161	391,161
Barclays Eurodollar Time Deposit
2.950%	06/14/2005	778,817	778,817
BGI Institutional Money Market Fund		3,115,268	3,115,268
BNP Paribas Eurodollar Time Deposit
2.780%	04/19/2005	545,172	545,172
Calyon Eurodollar Time Deposit
2.770%	04/21/2005	386,663	386,663
Calyon Eurodollar Time Deposit
2.770%	04/28/2005	1,052,321	1,052,321
Canadian Imperial Bank of Commerce Bank Note
3.020%	05/18/2005	1,557,634	1,557,634
Citigroup Eurodollar Time Deposit
2.640%	04/01/2005	1,066,732	1,066,732
Citigroup Eurodollar Time Deposit
2.870%	06/06/2005	389,408	389,408
Citigroup Eurodollar Time Deposit
2.920%	06/14/2005	1,557,634	1,557,634
Den Danske Bank Eurodollar Time Deposit
2.844%	04/01/2005	546,137	546,137
Federal Home Loan Bank Discount Note
2.725%	04/22/2005	1,087,318	1,087,318
Fortis Bank Eurodollar Time Deposit
2.440%	04/14/2005	778,817	778,817
Fortis Bank Eurodollar Time Deposit
2.780%	04/26/2005	549,720	549,720
Fortis Bank Eurodollar Time Deposit
2.800%	04/06/2005	1,012,462	1,012,462
Freddie Mac Discount Note
2.728%	05/02/2005	400,891	400,891
Freddie Mac Discount Note
2.740%	05/03/2005	887,851	887,851
General Electric Capital Corp.
2.646%	04/04/2005	371,073	371,073
General Electric Capital Corp.
2.656%	04/04/2005	1,079,691	1,079,691
Goldman Sachs Financial Square Prime Obligations Fund		355,294	355,294
Keybank Eurodollar Time Deposit
2.844%	04/01/2005	934,580	934,580

6

Merrill Lynch Premier Institutional Money Market Fund		$742,839	$742,839
Merrimac Cash Fund, Premium Class		1,587,350	1,587,350
Morgan Stanley Dean Witter & Co.
2.955%	07/19/2005	1,557,634	1,557,634
Rabobank Nederland Eurodollar Time Deposit
2.750%	04/27/2005	424,938	424,938
Royal Bank of Canada Eurodollar Time Deposit
2.790%	04/29/2005	778,817	778,817
Royal Bank of Scotland Eurodollar Time Deposit
2.800%	05/02/2005	1,557,634	1,557,634
The Bank of the West Eurodollar Time Deposit
2.790%	04/22/2005	545,172	545,172
Toronto Dominion Bank Eurodollar Time Deposit
2.840%	05/09/2005	429,934	429,934
Toronto Dominion Bank Eurodollar Time Deposit
3.010%	06/24/2005	263,946	263,946
UBS AG Eurodollar Time Deposit
2.805%	05/03/2005	545,172	545,172
Wells Fargo Eurodollar Time Deposit
2.760%	04/07/2005	1,065,256	1,065,256
Wells Fargo Eurodollar Time Deposit
2.780%	04/20/2005	584,113	584,113
Wells Fargo Eurodollar Time Deposit
2.780%	04/21/2005	234,858	234,858
Wells Fargo Eurodollar Time Deposit
2.790%	04/12/2005	111,570	111,570
Wells Fargo Eurodollar Time Deposit
2.800%	05/05/2005	708,761	708,761
			33,175,788

Repurchase Agreement — 9.1%
Investors Bank & Trust Company Repurchase Agreement, dated 3/31/2005, 2.02%, due 04/01/2005(a)		11,435,515	11,435,515

TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)			44,611,303

TOTAL INVESTMENTS — 126.7% (Cost $152,788,561)(***)			$159,001,942

Other Assets/(Liabilities) — (26.7%)			(33,529,622)

NET ASSETS — 100.0%			$125,472,320

7

Notes to Portfolio of Investments

ADR - American Depository Receipt.

(*)	Non-income producing security.
(**)	Represents investments of security lending collateral. (Note 2).
(***)	See Note 3 for aggregate cost for Federal tax purposes.
(†)	Denotes all or a portion of security on loan.
(a)

Maturity value of $11,436,156.  Collateralized by U.S. Government Agency obligation with a rate of 5.375%, maturity date of 09/25/2028, and an aggregate market value, including accrued interest, of $12,007,290.

The accompanying notes are an integral part of the financial statemtents.

8

MassMutual Select Overseas Fund — Portfolio of Investments

March 31, 2005 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES - 95.0%
Advertising — 2.0%
Aegis Group PLC	2,512,800	$4,825,150
Publicis Groupe(†)	272,000	8,343,542
		13,168,692

Apparel, Textiles & Shoes — 1.9%
Adidas-Salomon AG	8,260	1,309,694
Ansell Limited	91,736	698,149
Chargeurs SA	18,058	774,296
Giordano International Limited	3,404,000	2,311,694
Next PLC	97,710	2,927,191
Puma AG Rudolf Dassler Sport(†)	9,300	2,326,944
Toray Industries, Inc.(†)	556,000	2,499,553
		12,847,521

Automotive & Parts — 4.2%
Autoliv ASP, Inc.	16,498	788,632
Bayerische Motoren Werke AG	253,400	11,502,550
Compagnie Generale des Etablissements Michelin Cl. B	22,800	1,497,491
Continental AG	49,760	3,856,205
Denso Corp.	114,600	2,858,750
Lafarge SA	33,132	3,205,867
Toyota Motor Corp.	50,000	1,865,487
Volvo AB Cl. B	63,220	2,798,101
		28,373,083

Autos & Housing — 1.4%
Honda Motor Co. Limited	193,200	9,700,910

Banking, Savings & Loans — 15.5%
Aeon Credit Service Co. Limited	10,900	737,712
Alpha Bank A.E.(*)	86,696	2,926,330
Anglo Irish Bank Corp. PLC	156,040	3,901,646
Australia & New Zealand Banking Group Limited	483,300	7,693,079
Banco Popolare di Verona e Novara Scrl	185,900	3,465,373
Bank of Ireland	96,000	1,512,275
Bank of Ireland (GBP)	740,460	11,696,333
BNP Paribas SA	80,800	5,731,284
Commonwealth Bank of Australia	113,360	3,062,362
Credit Agricole SA	43,927	1,193,217
Credit Suisse Group(*) (†)	210,200	9,025,425
DnB Nor ASA(†)	230,310	2,353,692
Erste Bank der oesterreichischen Sparkassen AG	82,913	4,337,170
HSBC Holdings PLC	40,180	634,319
KBC Bankverzekeringsholding	39,090	3,294,198
Kookmin Bank	166,000	7,402,314
Lloyds TSB Group PLC	862,000	7,753,847
Mitsubishi Tokyo Financial Group, Inc.	380	3,301,757
National Bank of Greece SA	22,030	745,908
Royal Bank of Scotland Group PLC	146,481	4,650,551

1

Sanpaolo IMI SpA	255,900	$4,002,822
Sumitomo Mitsui Financial Group, Inc.(†)	200	1,357,477
UniCredito Italiano SpA	793,000	4,653,451
United Overseas Bank Limited	561,000	4,901,177
Yokohama Bank Limited	610,000	3,729,013
		104,062,732

Beverages — 4.8%
Diageo PLC	1,010,670	14,189,021
Heineken Holding NV Cl. A	196,250	6,064,489
Heineken NV	32,250	1,116,778
Lotte Chilsung Beverage Co. Limited	4,130	4,090,141
Pernod-Ricard SA	50,015	6,978,294
		32,438,723

Broadcasting, Publishing & Printing — 3.1%
British Sky Broadcasting Group PLC	470,000	5,149,116
Grupo Televisa SA Sponsored ADR (Mexico)	82,500	4,851,000
Thomson Corp. (The)	54,120	1,811,890
Vivendi Universal SA(*) (†)	299,050	9,152,744
		20,964,750

Chemicals — 5.1%
Akzo Nobel, Inc.	208,500	9,513,274
BASF AG	38,250	2,709,666
Givaudan SA Registered	9,450	6,077,765
Lonza Group AG Registered	141,500	8,678,173
Shin-Etsu Chemical Co. Limited	49,100	1,864,936
Syngenta AG(*)	53,500	5,596,210
		34,440,024

Commercial Services — 0.8%
Michael Page International PLC	980,800	3,583,872
Taisei Corp.	415,000	1,559,553
		5,143,425

Communications — 5.0%
America Movil SA de CV Sponsored ADR Series L (Mexico)(†)	59,860	3,088,776
Deutsche Telekom AG(*) (†)	91,240	1,820,030
Mobile Telesystems OJSC Sponsored ADR (Russia)(†)	47,526	1,672,440
SK Telecom Co. Limited	53,330	8,980,930
Telefonica SA	171,738	2,989,719
Telenor ASA	256,470	2,307,332
Vodafone Group PLC	4,782,110	12,664,006
		33,523,233

Computer Related Services — 0.8%
Meitec Corp.	148,700	5,202,792

Containers — 0.4%
Amcor Limited	523,330	2,898,024

2

Cosmetics & Personal Care — 1.3%
L’Oreal SA	52,800	$4,223,128
Uni-Charm Corp.	95,000	4,274,157
		8,497,285

Diversified Financial — 0.4%
Takefuji Corp.	40,700	2,745,395

Electric Utilities — 0.6%
CLP Holdings, Ltd.	341,500	1,944,220
E.ON AG	26,300	2,254,674
		4,198,894

Electrical Equipment & Electronics — 1.5%
Olympus Corp.(†)	200,000	4,673,423
Omron Corp.	119,900	2,620,995
Schneider Electric SA	37,620	2,945,829
		10,240,247

Electronics — 0.8%
Rohm Co. Limited	54,700	5,290,557

Energy — 5.1%
BG Group PLC	271,130	2,102,775
BP PLC	1,238,150	12,819,697
CNOOC Limited	3,329,000	1,817,115
EnCana Corp.(†)	42,112	2,968,830
Osaka Gas Co., Ltd.	430,000	1,326,442
Saipem SpA	247,180	3,131,538
Total SA	42,160	9,873,956
		34,040,353

Entertainment & Leisure — 0.8%
Fuji Photo Film Co Limited	87,600	3,213,243
OPAP SA	82,210	2,394,523
		5,607,766

Financial Services — 6.1%
Daiwa Securities Group, Inc.	291,000	1,913,634
Deutsche Boerse AG(†)	128,600	9,659,391
Euronext	303,600	10,796,026
ING Groep NV(†)	155,870	4,704,025
Macquarie Infrastructure Group	826,410	2,298,860
Man Group PLC	48,540	1,254,954
ORIX Corp.	22,500	2,874,223
Societe Generale Class A	36,080	3,745,865
UBS AG Registered	43,630	3,685,211
		40,932,189

Food Retailers — 0.0%
J Sainsbury PLC(††)	641,000	6,410

Foods — 5.1%
Ajinomoto Co., Inc.(†)	185,000	2,262,983
Cadbury Schweppes PLC	969,600	9,679,417

3

Groupe Danone	33,930	$3,372,940
Nestle SA	38,300	10,496,866
Royal Numico NV(*) (†)	86,660	3,542,890
Tesco PLC	816,860	4,865,279
		34,220,375

Forest Products & Paper — 0.3%
Stora Enso OYJ Cl. R(†)	140,520	1,970,333

Healthcare — 0.3%
Fresenius Medical Care AG(†)	23,770	1,922,723

Healthcare/Drugs — 1.1%
Eisai Co. Limited.	67,000	2,281,546
Novo-Nordisk A/S(†)	40,540	2,259,892
Yamanouchi Pharmaceutical Co. Limited	92,900	3,151,113
		7,692,551

Heavy Construction — 0.8%
Grupo Ferrovial SA	44,281	2,506,158
Vinci SA(†)	21,197	3,053,703
		5,559,861

Heavy Machinery — 1.5%
Daikin Industries Limited	103,300	2,605,963
Komatsu Limited	395,000	2,976,526
Metso OYJ(†)	234,200	4,204,712
		9,787,201

Home Construction, Furnishings & Appliances — 0.6%
Matsushita Electric Industrial Co. Limited	209,000	3,084,013
TOTO Limited	146,000	1,256,604
		4,340,617

Household Products — 2.2%
Henkel KGaA	98,100	8,312,485
Kao Corp.	53,000	1,218,270
Reckitt Benckiser PLC	155,583	4,924,365
		14,455,120

Industrial - Diversified — 0.2%
Enodis PLC(*)	777,300	1,628,213

Industrial Services — 0.5%
BAA PLC	275,160	3,021,723

Insurance — 1.8%
AXA SA	117,559	3,134,004
Hannover Rueckversicherungs AG(†)	106,000	4,193,624
Legal & General Group PLC	1,010,140	2,152,778
QBE Insurance Group Limited(†)	233,060	2,684,031
		12,164,437

4

Lodging — 0.2%
Accor SA	26,570	$1,299,692

Medical Supplies — 2.5%
Cie Generale D’Optique Essilor International SA	28,060	2,026,640
Hoya Corp.	27,100	2,989,311
Orbotech Limited(*)	39,100	856,290
Sanofi-Aventis	73,458	6,209,006
Smith & Nephew PLC	341,210	3,194,389
Synthes, Inc.	15,688	1,744,865
		17,020,501

Metals & Mining — 1.2%
Arcelor	63,070	1,440,114
BHP Billiton Limited	333,990	4,670,591
Sumitomo Metal Mining Co. Limited	211,000	1,592,090
		7,702,795

Miscellaneous — 0.2%
Cintra Concesiones de Infraestructuras de Transporte SA(*)	139,022	1,497,055

Oil & Gas — 0.6%
Ente Nazionale Idrocarburi SpA	149,810	3,893,424

Pharmaceuticals — 7.8%
AstraZeneca PLC	93,220	3,666,119
GlaxoSmithKline PLC	886,230	20,245,942
Haw Par Corp. Limited	1,349	4,297
Novartis AG(†)	331,140	15,452,168
Roche Holding AG(†)	29,569	3,170,021
Takeda Pharmaceutical Co. Limited	206,700	9,875,547
		52,414,094

Retail — 4.1%
Compagnie Financiere Richemont AG, A Units	70,240	2,205,871
Metro AG	30,280	1,624,022
Pinault-Printemps-Redoute SA(†)	14,640	1,564,576
Shoppers Drug Mart Corp. (CAD)(†)	89,074	2,966,683
Signet Group PLC	4,004,000	8,110,095
The Swatch Group AG Cl. B	42,300	5,825,127
Wolseley PLC	107,470	2,245,154
Yamada Denki Co. Limited	58,900	3,094,110
		27,635,638

Retail - General — 0.4%
Boots Group PLC	66,961	785,700
Seven-Eleven Japan Co. Limited	62,100	1,822,418
		2,608,118

Telephone Utilities — 0.3%
KDDI Corp.	360	1,786,467

5

Toys, Games — 0.2%
Nintendo Co. Limited	10,600	$1,160,267

Transportation — 1.5%
Associated British Ports Holdings PLC	782,200	7,072,194
East Japan Railway Co.	560	3,016,180
		10,088,374

TOTAL EQUITIES (Cost $537,123,132)		638,192,584

	Number of
	Shares	Market Value
RIGHTS - 0.0%
Electric Utilities
Terna SpA(*)	49,491	$131,437

TOTAL RIGHTS (Cost $139,354)		131,437

	Number of
	Shares	Market Value
MUTUAL FUND - 0.9%
Financial Services
iShares MSCI EAFE Index Fund(†)	37,500	$5,956,875

TOTAL MUTUAL FUND (Cost $6,178,853)		5,956,875

TOTAL LONG TERM INVESTMENTS (Cost $543,441,339)		644,280,896

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 15.9%
Cash Equivalents — 12.2%(**)
Bank of America Bank Note
2.540%	06/01/2005	$2,502,551	$2,502,551
Bank of America Bank Note
2.770%	04/18/2005	1,347,528	1,347,528
Bank of America Bank Note
2.800%	06/09/2005	1,347,528	1,347,528
Bank of America Bank Note
2.820%	05/16/2005	1,925,039	1,925,039
Barclays Eurodollar Time Deposit
2.785%	04/22/2005	770,015	770,015
Barclays Eurodollar Time Deposit
2.785%	04/25/2005	966,851	966,851
Barclays Eurodollar Time Deposit
2.950%	06/14/2005	1,925,039	1,925,039
BGI Institutional Money Market Fund
		7,700,157	7,700,157
BNP Paribas Eurodollar Time Deposit
2.780%	04/19/2005	1,347,528	1,347,528

6

Calyon Eurodollar Time Deposit
2.770%	04/21/2005	$955,734	$955,734
Calyon Eurodollar Time Deposit
2.770%	04/28/2005	2,601,071	2,601,071
Canadian Imperial Bank of Commerce Bank Note
3.020%	05/18/2005	3,850,078	3,850,078
Citigroup Eurodollar Time Deposit
2.640%	04/01/2005	2,636,692	2,636,692
Citigroup Eurodollar Time Deposit
2.870%	06/06/2005	962,520	962,520
Citigroup Eurodollar Time Deposit
2.920%	06/14/2005	3,850,078	3,850,078
Den Danske Bank Eurodollar Time Deposit
2.844%	04/01/2005	1,349,913	1,349,913
Federal Home Loan Bank Discount Note
2.725%	04/22/2005	2,687,575	2,687,575
Fortis Bank Eurodollar Time Deposit
2.440%	04/14/2005	1,925,039	1,925,039
Fortis Bank Eurodollar Time Deposit
2.780%	04/26/2005	1,358,768	1,358,768
Fortis Bank Eurodollar Time Deposit
2.800%	04/06/2005	2,502,551	2,502,551
Freddie Mac Discount Note
2.728%	05/02/2005	990,901	990,901
Freddie Mac Discount Note
2.740%	05/03/2005	2,194,545	2,194,545
General Electric Capital Corp.
2.646%	04/04/2005	917,199	917,199
General Electric Capital Corp.
2.656%	04/04/2005	2,668,724	2,668,724
Goldman Sachs Financial Square Prime Obligations Fund		878,198	878,198
Keybank Eurodollar Time Deposit
2.844%	04/01/2005	2,310,046	2,310,046
Merrill Lynch Premier Institutional Money Market Fund		1,836,111	1,836,111
Merrimac Cash Fund, Premium Class		3,923,530	3,923,530
Morgan Stanley Dean Witter & Co.
2.955%	07/19/2005	3,850,078	3,850,078
Rabobank Nederland Eurodollar Time Deposit
2.750%	04/27/2005	1,050,341	1,050,341
Royal Bank of Canada Eurodollar Time Deposit
2.790%	04/29/2005	1,925,039	1,925,039
Royal Bank of Scotland Eurodollar Time Deposit
2.800%	05/02/2005	3,850,078	3,850,078
The Bank of the West Eurodollar Time Deposit
2.790%	04/22/2005	1,347,528	1,347,528
Toronto Dominion Bank Eurodollar Time Deposit
2.840%	05/09/2005	1,062,689	1,062,689
Toronto Dominion Bank Eurodollar Time Deposit
3.010%	06/24/2005	652,409	652,409

7

UBS AG Eurodollar Time Deposit
2.805%	05/03/2005	$1,347,528	$1,347,528
Wells Fargo Eurodollar Time Deposit
2.760%	04/07/2005	2,633,044	2,633,044
Wells Fargo Eurodollar Time Deposit
2.780%	04/20/2005	1,443,779	1,443,779
Wells Fargo Eurodollar Time Deposit
2.780%	04/21/2005	580,511	580,511
Wells Fargo Eurodollar Time Deposit
2.790%	04/12/2005	275,772	275,772
Wells Fargo Eurodollar Time Deposit
2.800%	05/05/2005	1,751,878	1,751,878
			82,002,183

Repurchase Agreement — 3.7%
Investors Bank & Trust Company Repurchase Agreement, dated 3/31/2005, 2.02%, due 04/01/2005(a)		24,529,626	24,529,626

TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)			106,531,809

TOTAL INVESTMENTS — 111.8% (Cost $649,973,148)(***)			$750,812,705

Other Assets/(Liabilities) — (11.8%)			(79,091,276)

NET ASSETS — 100.0%			$671,721,429

Notes to Portfolio of Investments
ADR - American Depository Receipt.

(*)	Non-income producing security.
(**)	Represents investments of security lending collateral. (Note 2).
(***)	See Note 3 for aggregate cost for Federal tax purposes.
(†)	Denotes all or a portion of security on loan.
(††)	This security is valued in good faith under procedures established by the board of trustees.
(a)

Maturity value of $24,531,002. Collaterized by U.S. Government Agency obligation with a rates of 3.368%-5.625%, maturity dates of 04/25/2016-04/01/2035, and an aggregate market value, including accrued interest, of $25,756,202.

The accompanying notes are an integral part of the financial statemtents.

8

MassMutual Select Strategic Balanced Fund — Portfolio of Investments

March 31, 2005 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES - 54.3%
Aerospace & Defense — 2.2%
Boeing Co.	24,900	$1,455,654
Honeywell International, Inc.	38,800	1,443,748
Raytheon Co.	65,500	2,534,850
		5,434,252

Air Transportation — 0.8%
Southwest Airlines Co.	139,000	1,979,360
US Airways Group, Inc. Aircraft Statutory Trust Certificates of Beneficial Interest 1989(*)	30,000	10,500
US Airways Group, Inc. Aircraft Statutory Trust Certificates of Beneficial Interest 1993(*)	100,000	30,000
		2,019,860

Automotive & Parts — 0.3%
BorgWarner, Inc.	12,500	608,500
General Motors Corp. Series B, Convertible Preferred	2,000	37,360
		645,860

Banking, Savings & Loans — 2.6%
Bank of New York Co., Inc.	30,000	871,500
Fannie Mae	4,600	254,725
JP Morgan Chase & Co.	67,440	2,333,424
Mitsubishi Tokyo Financial Group, Inc.	216	1,879,227
State Street Corp.	23,300	1,018,676
		6,357,552

Beverages — 0.6%
PepsiCo, Inc.	26,300	1,394,689

Broadcasting, Publishing & Printing — 3.0%
Comcast Corp. Special Cl. A(*)	57,400	1,917,160
IAC/InterActiveCorp(*) (†)	25,300	563,431
Time Warner, Inc.(*)	147,200	2,583,360
Viacom, Inc. Cl. B	66,400	2,312,712
		7,376,663

Chemicals — 2.2%
Dow Chemical Co.	42,400	2,113,640
Du Pont (E.I.) de Nemours & Co.	30,100	1,542,324
Engelhard Corp.	58,100	1,744,743
WGI Heavy Minerals, Inc.(*)	20,700	49,680
		5,450,387

Commercial Services — 0.8%
Ikon Office Solutions, Inc.	37,400	369,886
Waste Management, Inc.	54,400	1,569,440
		1,939,326

1

Communications — 1.7%
Lucent Technologies, Inc.(*) (†)	585,000	$1,608,750
Nokia Oyj Sponsored ADR (Finland)(*) (†)	74,200	1,144,906
SBC Communications, Inc.	55,900	1,324,271
		4,077,927

Communications Equipment — 0.6%
Motorola, Inc.	96,400	1,443,108

Computer Maintenance & Repair — 0.3%
Electronics for Imaging, Inc.(*) (†)	42,000	749,280

Computer Programming Services — 0.3%
RealNetworks, Inc.(*)	131,500	760,070

Computers & Information — 1.8%
Cisco Systems, Inc.(*)	61,700	1,103,813
International Business Machines Corp.	16,400	1,498,632
Solectron Corp.(*)	533,019	1,849,576
		4,452,021

Electrical Equipment & Electronics — 2.4%
Maxwell Technologies, Inc.(*)	21,700	198,989
Novellus Systems, Inc.	17,800	475,794
Samsung Electronics Co. Limited GDR (Korea)(*) (††)	7,000	1,730,182
Taiwan Semiconductor Manufacturing Co. Limited Sponsored ADR (Taiwan)	233,382	1,979,080
Texas Instruments, Inc.	62,400	1,590,576
		5,974,621

Energy — 6.8%
Anadarko Petroleum Corp.	26,900	2,047,090
BP PLC Sponsored ADR (United Kingdom)	6,400	399,360
Canadian Natural Resources Limited	13,300	755,706
ChevronTexaco Corp.	52,800	3,078,768
ConocoPhillips	4,100	442,144
Dynegy, Inc. Cl. A(*) (†)	13,200	51,612
Exxon Mobil Corp.	7,300	435,080
GlobalSantaFe Corp.	64,000	2,370,560
Halliburton Co.	45,500	1,967,875
Murphy Oil Corp.(†)	34,300	3,386,439
The Williams Companies, Inc.	93,000	1,749,330
		16,683,964

Entertainment & Leisure — 1.7%
News Corp., Inc. Cl. B(†)	129,800	2,285,778
The Walt Disney Co.	67,500	1,939,275
		4,225,053

Financial Services — 3.2%
American Express Co.	45,000	2,311,650
Digital Realty Trust, Inc. REIT	29,600	425,352
MBNA Corp.	75,100	1,843,705
Merrill Lynch & Co., Inc.	30,400	1,720,640
Morgan Stanley	26,900	1,540,025
		7,841,372

2

Foods — 0.8%
Safeway, Inc.(*)	80,200	$1,486,106
Unilever PLC, Sponsored ADR	9,400	376,000
		1,862,106

Forest Products & Paper — 0.8%
Weyerhaeuser Co.	27,500	1,883,750

Healthcare — 1.1%
Enzo Biochem, Inc.(*) (†)	58,380	841,840
GlaxoSmithKline PLC ADR (United Kingdom)(†)	41,200	1,891,904
		2,733,744

Insurance — 5.1%
Ambac Financial Group, Inc.	23,800	1,779,050
American International Group, Inc.	40,000	2,216,400
Chubb Corp.(†)	29,500	2,338,465
The Hartford Financial Services Group, Inc.(†)	25,400	1,741,424
MGIC Investment Corp.	26,400	1,628,088
The PMI Group, Inc.(†)	72,200	2,744,322
United American Healthcare Corp.(*)	700	4,039
		12,451,788

Machinery & Components — 1.1%
Baker Hughes, Inc.(†)	17,500	778,575
Caterpillar, Inc.	21,600	1,975,104
		2,753,679

Manufacturing — 0.6%
Applied Materials, Inc.(*)	89,200	1,449,500

Medical Supplies — 0.6%
Agilent Technologies, Inc.(*)	66,100	1,467,420

Metals & Mining — 2.5%
Alcoa, Inc.	79,100	2,403,849
Allegheny Technologies, Inc.	20,100	484,611
Newmont Mining Corp.	55,100	2,327,975
RTI International Metals, Inc.(*)	36,510	854,334
		6,070,769

Pharmaceuticals — 5.0%
Abbott Laboratories	49,000	2,284,380
Amgen, Inc.(*)	12,100	704,341
Aphton Corp.(*) (†)	109,400	138,938
Bentley Pharmaceuticals, Inc.(*)	24,300	178,848
Eli Lilly & Co.	6,400	333,440
Johnson & Johnson	42,200	2,834,152
McKesson Corp.	21,100	796,525
Novartis AG ADR (Switzerland)	22,200	1,038,516
Pfizer, Inc.	71,000	1,865,170
Wyeth	48,200	2,033,076
		12,207,386

3

Prepackaged Software — 1.6%
Micromuse, Inc.(*)	135,200	$612,456
Microsoft Corp.	108,100	2,612,777
SunGard Data Systems, Inc.(*)	19,600	676,200
		3,901,433

Retail — 0.9%
Costco Wholesale Corp.	15,500	684,790
The Home Depot, Inc.	43,000	1,644,320
		2,329,110

Telephone Utilities — 0.9%
Vodafone Group PLC Sponsored ADR (United Kingdom)	84,500	2,244,320

Toys, Games — 1.3%
Hasbro, Inc.	81,000	1,656,450
Mattel, Inc.	75,300	1,607,655
		3,264,105

Transportation — 0.7%
Carnival Corp.	32,100	1,663,101

TOTAL EQUITIES (Cost $129,969,749)		133,108,216

		Principal
		Amount	Market Value
BONDS & NOTES — 39.2%
ASSET BACKED SECURITIES — 0.6%
Credit-Based Asset Servicing and Securitization Series 2004-RP1, Class A2(††)
3.000%	05/25/2050	$331,680	$331,473
MBNA Master Credit Card Trust Series 2002-3A, Class A
2.720%	09/15/2014	260,000	262,681
Nissan Auto Receivables Owner Trust Series 2002-B, Class A4
4.600%	09/17/2007	450,664	452,847
Option One Mortgage Securities Corp. Trust Series 2003-1, Class N(††)
3.240%	01/26/2010	2,354	2,354
Wachovia Asset Securitization, Inc. Series 2002-HE1, Class A
2.900%	09/27/2032	481,032	481,707

TOTAL ASSET BACKED SECURITIES (Cost $1,540,077)			1,531,062

4

CORPORATE DEBT — 6.7%
Altria Group, Inc.
7.000%	11/04/2013	$325,000	$348,736
Amerada Hess Corp.
7.300%	08/15/2031	255,000	287,557
Anadarko Finance Co.
6.750%	05/01/2011	205,000	225,643
Anheuser-Busch Cos., Inc.
4.950%	01/15/2014	265,000	265,729
AOL Time Warner, Inc.
6.875%	05/01/2012	245,000	267,561
AOL Time Warner, Inc.
7.700%	05/01/2032	235,000	278,990
Bank of America Corp.
3.875%	01/15/2008	345,000	340,552
Bank One Corp.
6.500%	02/01/2006	370,000	378,147
Bank One Corp., Note
2.625%	06/30/2008	545,000	514,602
Banque Paribas/New York
6.875%	03/01/2009	170,000	183,824
BellSouth Corp.
4.750%	11/15/2012	50,000	48,825
British Telecom PLC
8.375%	12/15/2010	160,000	185,888
ChevronTexaco Capital Co.
3.500%	09/17/2007	230,000	226,386
Citigroup, Inc.
4.125%	02/22/2010	370,000	359,771
The Cleveland Electric Illuminating Co.
5.650%	12/15/2013	40,000	40,694
Comcast Corp.
6.500%	01/15/2015	395,000	422,797
Conoco, Inc.
6.950%	04/15/2029	295,000	351,648
ConocoPhillips Co.
4.750%	10/15/2012	190,000	188,784
Corporacion Nacional del Cobre(††)
4.750%	10/15/2014	100,000	94,878
Cox Communications, Inc.
3.875%	10/01/2008	120,000	115,869
DaimlerChrysler NA Holding Corp.
4.050%	06/04/2008	155,000	150,527
DaimlerChrysler NA Holding Corp.
7.200%	09/01/2009	80,000	86,125
Deutsche Telekom International Finance BV
5.250%	07/22/2013	75,000	75,214
Devon Energy Corp.
7.950%	04/15/2032	220,000	277,376
Dominion Resources, Inc.
5.700%	09/17/2012	185,000	191,849
Duke Energy Corp.
5.625%	11/30/2012	225,000	231,443

5

Eastman Kodak Co.
7.250%	11/15/2013	$40,000	$41,817
EL Paso Corp.
7.750%	01/15/2032	40,000	37,700
EL Paso Corp.
7.800%	08/01/2031	96,000	90,240
El Paso Natural Gas Co.
8.375%	06/15/2032	168,000	184,588
Export-Import Bank of Korea(††)
5.250%	02/10/2014	5,000	4,956
FirstEnergy Corp. Series B
6.450%	11/15/2011	60,000	63,303
FirstEnergy Corp. Series C
7.375%	11/15/2031	315,000	356,801
Ford Motor Co.(†)
7.450%	07/16/2031	190,000	171,871
Ford Motor Credit Co.
6.875%	02/01/2006	525,000	532,139
Ford Motor Credit Co.
7.375%	10/28/2009	20,000	20,087
General Electric Capital Corp.
4.250%	01/15/2008	290,000	288,918
General Electric Capital Corp. Series A
3.270%	09/15/2014	380,000	382,551
General Motors Acceptance Corp.
5.625%	05/15/2009	580,000	529,118
General Motors Acceptance Corp.
6.125%	02/01/2007	10,000	9,835
General Motors Acceptance Corp.(†)
6.125%	08/28/2007	220,000	214,525
General Motors Acceptance Corp.
6.150%	04/05/2007	80,000	78,475
General Motors Acceptance Corp.
7.750%	01/19/2010	120,000	115,260
General Motors Acceptance Corp., Note, (MTN), (FRN)
5.250%	05/16/2005	500,000	500,924
General Motors Corp.
8.375%	07/05/2033	90,000	101,636
General Motors Corp.(†)
8.375%	07/15/2033	180,000	154,032
Goldman Sachs Group, Inc.
4.125%	01/15/2008	265,000	262,767
HCA, Inc.
5.750%	03/15/2014	210,000	200,446
HCA, Inc.
6.375%	01/15/2015	320,000	317,645
Household Finance Corp. Series MTN
4.125%	11/16/2009	375,000	364,620
Intelsat Limited
6.500%	11/01/2013	30,000	24,075
International Paper Co.
5.500%	01/15/2014	115,000	116,991

6

Kraft Foods, Inc.
5.625%	11/01/2011	$210,000	$217,897
Lehman Brothers Holdings, Inc.
4.000%	01/22/2008	190,000	187,533
Morgan Stanley
3.625%	04/01/2008	310,000	302,727
Northrop Grumman Corp.
4.079%	11/16/2006	80,000	79,897
OAO Gazprom(††)
9.625%	03/01/2013	30,000	34,275
OAO Gazprom Registered S
9.625%	03/01/2013	10,000	11,408
Oncor Electric Delivery Co.
6.375%	01/15/2015	70,000	75,423
Pacific Gas & Electric Co.
3.800%	04/03/2006	5,000	5,013
Pacific Gas & Electric Co.
6.050%	03/01/2034	220,000	225,899
Philip Morris Cos., Inc.
7.750%	01/15/2027	10,000	11,414
Qwest Capital Funding, Inc.(†)
7.250%	02/15/2011	40,000	37,300
Qwest Capital Funding, Inc.
7.750%	02/15/2031	30,000	25,350
Qwest Corp.(††)
9.125%	03/15/2012	10,000	10,875
Rabobank Capital Funding Trust(††)
5.254%	12/31/2049	100,000	99,041
SBC Communications, Inc.
5.100%	09/15/2014	110,000	107,215
SLM Corp.
4.125%	04/01/2009	10,000	9,872
Sprint Capital Corp.
4.780%	08/17/2006	65,000	65,400
Sprint Capital Corp.
6.000%	01/15/2007	480,000	493,429
Target Corp.
5.400%	10/01/2008	255,000	262,995
Telecom Italia Capital SA(††)
4.950%	09/30/2014	120,000	114,949
Tenet Healthcare Corp.(††)
9.250%	02/01/2015	496,000	494,760
The Williams Cos., Inc. Series A
7.500%	01/15/2031	290,000	304,500
TXU Energy Co. LLC(††)
3.420%	01/17/2006	50,000	49,995
Tyco International Group SA
6.375%	10/15/2011	180,000	192,159
Tyco International Group SA
6.875%	01/15/2029	380,000	425,943
U.S. West Communications, Inc.
5.625%	11/15/2008	30,000	29,775

7

Verizon Global Funding Corp.
7.375%	09/01/2012	$50,000	$56,722
Wal-Mart Stores, Inc.
3.375%	10/01/2008	315,000	305,237
Waste Management, Inc.
6.375%	11/15/2012	175,000	189,529
Wells Fargo & Co.
4.200%	01/15/2010	180,000	175,999
Weyerhaeuser Co.
6.750%	03/15/2012	385,000	422,860
XTO Energy, Inc.
6.250%	04/15/2013	30,000	32,229
XTO Energy, Inc.
7.500%	04/15/2012	50,000	57,275

TOTAL CORPORATE DEBT (Cost $16,628,173)			16,419,630

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.7%
Collateralized Mortgage Obligations
Amresco Residential Securities Mortgage Loan Trust Series 1997-3, Class M1A
3.090%	09/25/2027	86,252	86,272
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-4, Class A6
3.514%	06/25/2034	800,000	767,779
Chase Commercial Mortgage Securities Corp. Series 2000-FL1, Class A(††)
3.080%	12/12/2013	47,895	47,880
CRIIMI MAE Commercial Mortgage Trust Series 1998-C1, Class A2(††)
7.000%	06/02/2033	200,000	210,238
Household Home Equity Loan Trust Series 2002-4, Class A
3.400%	10/20/2032	83,977	84,025
Long Beach Mortgage Loan Trust Series 2003-1, Class A2
2.930%	03/25/2033	7,815	7,816
Mach One Trust Commercial Mortgage-Backed Series 2004-1A, Class X(††)
1.637%	05/28/2040	2,591,590	159,642
Mastr Adjustable Rate Mortgages Trust, Series 2005-1, Class 1A3(††)
7.000%	08/25/2035	500,000	524,258
MLCC Mortgage Investors, Inc. Series 2004-B, Class A3
2.875%	05/25/2029	704,043	731,145
MSDWCC Heloc Trust, Series 2005-1, Class A
3.040%	07/25/2017	149,631	149,631
Mutual Fund Fee Trust Series 2000-3
9.070%	07/01/2008	696,307	224,350

8

Residential Asset Mortgage Products, Inc. Series 2002-RS4, Class A11
2.850%	08/25/2032	$70,571	$70,593
Residential Asset Mortgage Products, Inc. Series 2004-RP1, Class A2A
2.233%	11/25/2042	391,252	392,020
UCFC Home Equity Loan Series 1998-D, Class MF1
6.905%	04/15/2030	180,000	182,909
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA1, Class 2A
7.000%	03/25/2034	392,689	400,610

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $4,082,523)			4,039,168

SOVEREIGN DEBT OBLIGATIONS — 4.1%

Canada Government
4.000%	12/01/2031	438,110	507,055
Commonwealth of Australia
5.250%	08/15/2010	630,000	477,972
French Republic
3.000%	07/25/2009	1,360,950	1,931,896
Kingdom of the Netherlands
4.250%	07/15/2013	280,000	382,207
Republic of Brazil
3.125%	04/15/2012	123,530	115,970
Republic of Brazil
8.000%	04/15/2014	300,816	297,807
Republic of Brazil
10.125%	05/15/2027	150,000	157,500
Republic of Brazil
11.000%	08/17/2040	100,000	111,300
Republic of Brazil
14.500%	10/15/2009	330,000	414,480
Republic of Bulgaria(††)
8.250%	01/15/2015	230,000	278,960
Republic of Colombia
10.500%	07/09/2010	70,000	77,000
Republic of Colombia
11.750%	02/25/2020	90,000	107,100
Republic of Germany
4.250%	01/04/2014	1,140,000	1,556,399
Republic of Germany
5.000%	01/04/2012	270,000	385,760
Republic of Panama
9.375%	01/16/2023	30,000	33,600
Republic of Panama
9.625%	02/08/2011	70,000	79,100
Republic of Panama
10.750%	05/15/2020	70,000	86,800
Republic of Peru
5.000%	03/07/2017	153,000	143,055

9

Republic of Peru
8.750%	11/21/2033	$100,000	$104,000
Russian Federation
5.000%	03/31/2030	1,150,000	1,178,175
United Mexican States
7.500%	04/08/2033	700,000	742,000
United Mexican States
8.375%	01/14/2011	330,000	375,540
United Mexican States
11.500%	05/15/2026	340,000	514,250

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $9,803,297)			10,057,926

U.S. GOVERNMENT AGENCY OBLIGATIONS — 8.9%
Federal Home Loan Mortgage Corporation (FHLMC) — 1.2%
Pass-Through Securities
Federal Home Loan Bank
2.447%	10/05/2005	910,000	910,056
Federal Home Loan Bank
2.750%	05/15/2006	220,000	217,467
Federal Home Loan Bank
4.400%	03/17/2010	120,000	118,836
FHLMC
3.625%	02/15/2008	110,000	108,487
FHLMC TBA
5.000%	04/01/2020	1,600,000	1,599,750
Total Pass-Through Securities			2,954,596

Federal National Mortgage Association (FNMA) — 4.3%
Pass-Through Securities
FNMA
2.800%	03/01/2019	20,000	19,793
FNMA
3.000%	04/26/2019	440,000	435,351
FNMA
3.310%	01/26/2007	220,000	217,065
FNMA TBA
5.000%	04/01/2035	2,200,000	2,151,531
FNMA TBA
5.500%	04/01/2035	900,000	901,336
FNMA TBA
6.000%	04/01/2035	3,800,000	3,882,531
FNMA TBA
6.500%	04/01/2035	2,700,000	2,801,672
Total Pass-Through Securities			10,409,279

10

Government National Mortgage Association (GNMA) — 3.4%
Pass-Through Securities
GNMA
5.000%	05/15/2034	$3,844,765	$3,800,761
GNMA
6.000%	02/15/2032 - 03/15/2033	1,900,720	1,956,456
GNMA TBA
6.000%	04/01/2035	2,000,000	2,053,281
GNMA TBA
6.500%	04/01/2035	600,000	626,250
Total Pass-Through Securities			8,436,748

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $21,749,328)			21,800,623

U.S. TREASURY OBLIGATIONS — 17.2%
U.S. Treasury Bonds — 2.8%
U.S. Treasury Bond
5.250%	02/15/2029	180,000	189,647
U.S. Treasury Bond(†)
5.375%	02/15/2031	2,390,000	2,606,220
U.S. Treasury Bond
6.250%	08/15/2023	20,000	23,297
U.S. Treasury Bond
6.250%	05/15/2030	1,440,000	1,731,375
U.S. Treasury Inflation Index
1.625%	01/15/2015	908,772	895,424
U.S. Treasury Inflation Index
2.375%	01/15/2025	1,021,736	1,099,644
U.S. Treasury Inflation Index
3.875%	04/15/2029	162,392	223,542
Total U.S. Treasury Bonds			6,769,149

U.S. Treasury Notes — 13.9%
U.S. Treasury Inflation Index
2.000%	01/15/2014	2,383,920	2,440,538
U.S. Treasury Inflation Index
3.375%	01/15/2007	1,973,838	2,072,222
U.S. Treasury Inflation Index
3.625%	01/15/2008	70,819	76,208
U.S. Treasury Inflation Index
3.875%	01/15/2009	46,509	51,324
U.S. Treasury Inflation Index
87.500%	04/15/2010	2,154,038	2,108,097
U.S. Treasury Note(†)
1.875%	12/31/2005	110,000	108,857
U.S. Treasury Note(†)
2.625%	03/15/2009	5,800,000	5,496,406
U.S. Treasury Note
2.875%	11/30/2006	1,230,000	1,213,280
U.S. Treasury Note
3.000%	12/31/2006	2,310,000	2,280,764
U.S. Treasury Note(†)
3.125%	01/31/2007	570,000	563,588

11

U.S. Treasury Note
3.125%	05/15/2007	$10,000	$9,859
U.S. Treasury Note(†)
3.375%	02/15/2008	3,590,000	3,536,150
U.S. Treasury Note
3.375%	10/15/2009	390,000	377,660
U.S. Treasury Note
3.500%	08/15/2009	535,000	522,043
U.S. Treasury Note(†)
3.500%	02/15/2010	2,880,000	2,795,625
U.S. Treasury Note(†)
3.625%	07/15/2009	6,390,000	6,267,192
U.S. Treasury Note
3.625%	01/15/2010	90,000	87,848
U.S. Treasury Note
4.000%	03/15/2010	2,010,000	1,994,454
U.S. Treasury Note(†)
4.000%	02/15/2015	2,290,000	2,200,905
Total U.S. Treasury Notes			34,203,020

U.S. Treasury Strips — 0.5%
U.S. Treasury Strip
0.000%	11/15/2027	80,000	26,321
U.S. Treasury Strips
0.000%	11/15/2021	2,770,000	1,218,447
Total U.S. Treasury Strips			1,244,768

TOTAL U.S. TREASURY OBLIGATIONS (Cost $42,792,936)			42,216,937

TOTAL BONDS & NOTES (Cost $96,596,334)			96,065,346

OPTIONS — 0.1%
90 Day Eurodollar Futures, June 2005 Call, Expires 6/13/2005, Strike 96	105,000	50,925
90 Day Eurodollar Futures, September 2005 Call, Expires 9/19/2005, Strike 95.50	20,000	10,700
90 Day Eurodollar Futures, September 2005 Call, Expires 9/19/2005, Strike 96	182,500	27,375
90 Day Eurodollar Futures, September 2005 Call, Expires 9/19/2005, Strike 96.25	5,000	312
90 Day Eurodollar Futures, September 2005 Call, Expires 9/19/2005, Strike 96.50	5,000	125
90 Day Eurodollar Futures, September 2005 Put, Expires 9/19/2005, Srtike 95.00	172,500	862
90 Day Eurodollar Futures, September 2005 Put, Expires 9/19/2005, Strike 96.50	7,500	3,713
90 Day Sterling LIBOR Futures, September 2005 Call, Expires 9/21/2005, Strike 93.25	46,250	149,730
Euro-BOBL Futures, June 2005 Call, Expires 6/10/2005, Strike 95	15,000	8,100
Euro-BOBL Futures, May 2005 Call, Expires 5/13/2005, Strike 95	15,000	7,875

TOTAL OPTIONS (Cost $344,168)		259,717

TOTAL LONG TERM INVESTMENTS (Cost $226,910,251)		229,433,279

12

SHORT-TERM INVESTMENTS — 26.2%
Cash Equivalents — 15.7%(***)
Bank of America Bank Note
2.540%	06/01/2005	$1,177,534	$1,177,534
Bank of America Bank Note
2.770%	04/18/2005	634,056	634,056
Bank of America Bank Note
2.800%	06/09/2005	634,056	634,056
Bank of America Bank Note
2.820%	05/16/2005	905,795	905,795
Barclays Eurodollar Time Deposit
2.785%	04/22/2005	362,318	362,318
Barclays Eurodollar Time Deposit
2.785%	04/25/2005	454,936	454,936
Barclays Eurodollar Time Deposit
2.950%	06/14/2005	905,795	905,795
BGI Institutional Money Market Fund		3,623,181	3,623,181
BNP Paribas Eurodollar Time Deposit
2.780%	04/19/2005	634,056	634,056
Calyon Eurodollar Time Deposit
2.770%	04/21/2005	449,705	449,705
Calyon Eurodollar Time Deposit
2.770%	04/28/2005	1,223,891	1,223,891
Canadian Imperial Bank of Commerce Bank Note
3.020%	05/18/2005	1,811,591	1,811,591
Citigroup Eurodollar Time Deposit
2.640%	04/01/2005	1,240,652	1,240,652
Citigroup Eurodollar Time Deposit
2.870%	06/06/2005	452,898	452,898
Citigroup Eurodollar Time Deposit
2.920%	06/14/2005	1,811,591	1,811,591
Den Danske Bank Eurodollar Time Deposit
2.844%	04/01/2005	635,180	635,180
Federal Home Loan Bank Discount Note
2.725%	04/22/2005	1,264,595	1,264,595
Fortis Bank Eurodollar Time Deposit
2.440%	04/14/2005	905,795	905,795
Fortis Bank Eurodollar Time Deposit
2.780%	04/26/2005	639,347	639,347
Fortis Bank Eurodollar Time Deposit
2.800%	04/06/2005	1,177,534	1,177,534

13

Freddie Mac Discount Note
2.728%	05/02/2005	$466,252	$466,252
Freddie Mac Discount Note
2.740%	05/03/2005	1,032,607	1,032,607
General Electric Capital Corp.
2.646%	04/04/2005	431,572	431,572
General Electric Capital Corp.
2.656%	04/04/2005	1,255,724	1,255,724
Goldman Sachs Financial Square Prime Obligations Fund		413,222	413,222
Keybank Eurodollar Time Deposit
2.844%	04/01/2005	1,086,954	1,086,954
Merrill Lynch Premier Institutional Money Market Fund		863,951	863,951
Merrimac Cash Fund, Premium Class		1,846,152	1,846,152
Morgan Stanley Dean Witter & Co.
2.955%	07/19/2005	1,811,591	1,811,591
Rabobank Nederland Eurodollar Time Deposit
2.750%	04/27/2005	494,221	494,221
Royal Bank of Canada Eurodollar Time Deposit
2.790%	04/29/2005	905,795	905,795
Royal Bank of Scotland Eurodollar Time Deposit
2.800%	05/02/2005	1,811,591	1,811,591
The Bank of the West Eurodollar Time Deposit
2.790%	04/22/2005	634,056	634,056
Toronto Dominion Bank Eurodollar Time Deposit
2.840%	05/09/2005	500,031	500,031
Toronto Dominion Bank Eurodollar Time Deposit
3.010%	06/24/2005	306,980	306,980
UBS AG Eurodollar Time Deposit
2.805%	05/03/2005	634,056	634,056
Wells Fargo Eurodollar Time Deposit
2.760%	04/07/2005	1,238,936	1,238,936
Wells Fargo Eurodollar Time Deposit
2.780%	04/20/2005	679,346	679,346
Wells Fargo Eurodollar Time Deposit
2.780%	04/21/2005	273,150	273,150
Wells Fargo Eurodollar Time Deposit
2.790%	04/12/2005	129,760	129,760
Wells Fargo Eurodollar Time Deposit
2.800%	05/05/2005	824,317	824,317
			38,584,770

Discount Notes — 0.2%
FNMA(**)
2.310%	04/01/2005	65,000	65,000
FNMA(**)
2.510%	04/01/2005	95,000	95,000
FNMA(**)
2.560%	04/01/2005	15,000	15,000

14

FNMA(**)
2.600%	04/01/2005	$20,000	$20,000
FNMA(**)
2.640%	04/01/2005	45,000	45,000
FNMA
2.950%	06/29/2005	155,000	153,870
			393,870

Repurchase Agreement — 10.3%
Investors Bank & Trust Company Repurchase Agreement, dated 3/31/2005, 2.02%, due 04/01/2005(a)		25,240,364	25,240,364

TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)			64,219,004

TOTAL INVESTMENTS — 119.8% (Cost $291,129,255)(****)			$293,652,283

Other Assets/(Liabilities) — (19.8%)			(48,621,623)

NET ASSETS — 100.0%			$245,030,660

Notes to Portfolio of Investments
ADR - American Depository Receipt.
GDR - Global Depository Receipt.
REIT - Real Estate Investment Trust
TBA - To be announced

(*)	Non-income producing security.
(**)	This security is held as collateral for open futures contracts. (Note 2).
(***)	Represents investments of security lending collateral. (Note 2).

(****)	See Note 3 for aggregrate cost for Federal tax purposes.
(†)	Denotes all or a portion of security on loan.
(††)

Securities exempt from registration under rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At March 31, 2005, these securities amounted to a value of $4,188,716 or 1.7% of net assets.

(a)

Maturity value of $25,541,780. Collaterized by U.S. Government Agency obligations with rates of 3.428% - 5.625%, maturity dates of 07/25/2027 - 12/01/2035, and an aggregate market value, including accrued interest, of $26,502,398.

The accompanying notes are an integral part of the financial statements.

15

MassMutual Select Destination Retirement Income Fund — Portfolio of Investments

March 31, 2005 (Unaudited)

	Number of Shares	Market Value
MUTUAL FUNDS - 100.0%
Financial Services
MassMutual Premier Core Bond Fund, Class S	3,412,878	$37,200,367
MassMutual Premier Diversified Bond Fund, Class S(*)	3,489,932	37,167,779
MassMutual Premier Inflation Protected Bond, Class S(*)	3,761,670	39,422,297
MassMutual Premier Money Market Fund Class S	10,304,995	10,304,995
MassMutual Premier Short-Duration Bond, Class S(*)	3,045,811	30,945,442
MassMutual Premier Small Company Opportunities Fund, Class S	740,479	12,351,184
MassMutual Select Growth Equity Fund, Class S(*)	1,847,246	14,390,048
MassMutual Select Large Cap Value Fund, Class S(*)	1,384,548	14,440,838
MassMutual Select Overseas Fund, Class S(*)	934,270	10,314,337
		206,537,287

TOTAL MUTUAL FUNDS
(Cost $205,831,563)(**)		206,537,287

TOTAL INVESTMENTS — 100.0%

Other Assets/(Liabilities) — 0.0%		(77,365)

NET ASSETS — 100.0%		$206,459,922

Notes to Portfolio of Investments

(*)	Non-income producing security.
(**)	See Note 3 for aggregate cost for Federal tax purposes.

1

The following represents securities, held by the underlying Funds in which the Fund invests, whose value aggregates to more than 5% of the Fund’s net assets as of March 31, 2005:

			Principal Amount	Market Value
FNMA
FNMA	2.250%	5/15/2006	$1,678,200	$1,651,568
FNMA	3.875%	11/17/2008	689,300	676,747
FNMA	4.500%	4/1/2018-9/1/2018	2,650,969	2,592,001
FNMA	4.625%	10/15/2013	692,450	684,331
FNMA	5.000%	3/1/2018-6/1/2035	2,360,169	2,308,350
FNMA	5.500%	3/1/2017-4/1/2035	2,988,989	2,998,007
FNMA	6.000%	12/15/2005-5/1/2011	2,346,443	2,386,924
FNMA	6.420%	11/1/2008	206,081	217,577
FNMA	6.500%	7/1/2016-5/1/2017	35,795	37,479
FNMA	6.750%	4/25/2018	54,317	56,478
FNMA	7.000%	12/1/2029-7/1/2032	13,185	13,911
FNMA	7.500%	9/1/2029-10/1/2031	27,533	29,481
FNMA	8.000%	5/1/2013-9/1/2031	42,658	46,078
FNMA	8.500%	8/1/2026	8,162	8,787
FNMA	9.000%	10/1/2009	3,966	4,174
			$13,798,216	$13,711,893
U.S. TREASURY OBLIGATIONS
U.S. Treasury Bill	2.220%	4/7/2005-4/14/2005	$416,400	$416,171
U.S. Treasury Bill	2.240%	5/12/2005	142,800	142,436
U.S. Treasury Bill	2.380%	4/28/2005	135,800	135,558
U.S. Treasury Bill	2.429%	5/26/2005	405,800	404,294
U.S. Treasury Bill	2.460%	5/19/2005	191,400	190,772
U.S. Treasury Bond	6.125%	11/15/2027-8/15/2029	2,763,651	3,254,570
U.S. Treasury Bond	6.875%	8/15/2025	150,765	189,281
U.S. Treasury Bond	7.125%	2/15/2023	269,960	342,132
U.S. Treasury Bond	7.500%	11/15/2016	186,116	233,430
U.S. Treasury Bond	8.875%	8/15/2017	405,743	564,363
U.S. Treasury Inflation Index	1.625%	1/15/2015	1,346,640	1,326,861
U.S. Treasury Inflation Index	1.875%	7/15/2013	2,761,382	2,810,137
U.S. Treasury Inflation Index	2.000%	1/15/2014-7/15/2014	5,421,432	5,543,815
U.S. Treasury Inflation Index	2.375%	1/15/2025	2,572,716	2,768,886
U.S. Treasury Inflation Index	3.000%	7/15/2012	3,229,900	3,556,927
U.S. Treasury Inflation Index	3.375%	1/15/2012-4/15/2032	1,627,853	1,978,979
U.S. Treasury Inflation Index	3.500%	1/15/2011	1,627,024	1,818,708
U.S. Treasury Inflation Index	3.625%	1/15/2008-4/15/2028	6,337,129	7,532,920
U.S. Treasury Inflation Index	3.875%	1/15/2009-4/15/2029	6,237,645	7,710,279
U.S. Treasury Inflation Index	4.250%	1/15/2010	1,769,703	2,015,941
U.S. Treasury Inflation Index	8.750%	4/15/2010	1,705,284	1,668,913
U.S. Treasury Note	1.875%	11/30/2005	1,260,000	1,248,877
U.S. Treasury Note	2.000%	5/15/2006	434,700	427,534
U.S. Treasury Note	2.500%	10/31/2006	1,361,597	1,336,706
U.S. Treasury Note	3.375%	11/15/2008-10/15/2009	1,156,270	1,127,375
U.S. Treasury Note	4.000%	2/15/2014	5,081,717	4,905,444
U.S. Treasury Note	4.375%	5/15/2007	170,100	172,000
U.S. Treasury Note	5.000%	2/15/2011-8/15/2011	4,168,618	4,331,422
U.S. Treasury Note	6.500%	10/15/2006	725,275	755,646
			$54,063,419	$58,910,376

The accompanying notes are an integral part of the financial statements.

2

MassMutual Select Destination Retirement 2010 Fund — Portfolio of Investments

March 31, 2005 (Unaudited)

	Number of Shares	Market Value
MUTUAL FUNDS - 100.1%
Financial Services
MassMutual Premier Core Bond Fund, Class S	677,396	$7,383,616
MassMutual Premier Diversified Bond Fund, Class S(*)	692,690	7,377,148
MassMutual Premier Inflation Protected Bond, Class S(*)	707,329	7,412,807
MassMutual Premier Money Market Fund Class S	2,454,431	2,454,432
MassMutual Premier Short-Duration Bond, Class S(*)	483,632	4,913,699
MassMutual Premier Small Company Opportunities Fund, Class S	176,366	2,941,790
MassMutual Select Fundamental Value Fund, Class S(*)	228,745	2,461,294
MassMutual Select Growth Equity Fund, Class S(*)	691,389	5,385,921
MassMutual Select Large Cap Value Fund, Class S(*)	282,660	2,948,144
MassMutual Select Mid Cap Growth Equity II Fund, Class S(*)	188,223	2,456,314
MassMutual Select Overseas Fund, Class S(*)	311,533	3,439,319
		49,174,484

TOTAL MUTUAL FUNDS
(Cost $49,360,987)(**)		49,174,484

TOTAL INVESTMENTS — 100.1%

Other Assets/(Liabilities) — (0.1%)		(47,262)

NET ASSETS — 100.0%		$49,127,222

Notes to Portfolio of Investments

(*)	Non-income producing security.
(**)	See Note 3 for aggregate cost for Federal tax purposes.

1

The following represents securities, held by the underlying Funds in which the Fund invests, whose value aggregates to more than 5% of the Fund’s net assets as of March 31, 2005:

			Principal Amount	Market Value
FNMA
FNMA	2.250%	5/15/2006	$195,000	$191,905
FNMA	3.875%	11/17/2008	143,750	141,132
FNMA	4.500%	4/1/2018-9/1/2018	516,807	505,309
FNMA	4.625%	10/15/2013	80,000	79,062
FNMA	5.000%	3/1/2018-6/1/2035	445,569	435,585
FNMA	5.500%	11/1/2016-3/1/2035	358,873	359,737
FNMA	6.000%	5/1/2011	314	325
FNMA	6.420%	11/1/2008	28,865	30,475
FNMA	6.500%	7/1/2016-5/1/2017	7,679	8,039
FNMA	6.750%	4/25/2018	11,808	12,278
FNMA	7.000%	12/1/2029-7/1/2032	2,866	3,024
FNMA	7.500%	9/1/2029-10/1/2031	5,771	6,179
FNMA	8.000%	7/1/2020-9/1/2031	9,242	9,983
FNMA	8.500%	8/1/2026	1,774	1,910
			$1,808,318	$1,784,943
U.S. TREASURY OBLIGATIONS
U.S. Treasury Bill	2.220%	4/7/2005-4/14/2005	$104,100	$104,042
U.S. Treasury Bill	2.240%	5/12/2005	35,700	35,609
U.S. Treasury Bill	2.380%	4/28/2005	33,950	33,889
U.S. Treasury Bill	2.429%	5/26/2005	101,450	101,074
U.S. Treasury Bill	2.460%	5/19/2005	47,850	47,693
U.S. Treasury Bond	6.125%	11/15/2027-8/15/2029	568,260	669,171
U.S. Treasury Bond	6.875%	8/15/2025	32,775	41,148
U.S. Treasury Bond	7.125%	2/15/2023	55,100	69,830
U.S. Treasury Bond	7.500%	11/15/2016	40,460	50,746
U.S. Treasury Bond	8.875%	8/15/2017	88,205	122,688
U.S. Treasury Inflation Index	1.625%	1/15/2015	253,817	250,089
U.S. Treasury Inflation Index	1.875%	7/15/2013	520,470	529,659
U.S. Treasury Inflation Index	2.000%	1/15/2014-7/15/2014	1,021,841	1,044,907
U.S. Treasury Inflation Index	2.375%	1/15/2025	484,910	521,884
U.S. Treasury Inflation Index	3.000%	7/15/2012	608,777	670,416
U.S. Treasury Inflation Index	3.375%	1/15/2012-4/15/2032	306,820	373,001
U.S. Treasury Inflation Index	3.500%	1/15/2011	306,664	342,793
U.S. Treasury Inflation Index	3.625%	1/15/2008-4/15/2028	1,194,432	1,419,817
U.S. Treasury Inflation Index	3.875%	1/15/2009-4/15/2029	1,175,682	1,453,247
U.S. Treasury Inflation Index	4.250%	1/15/2010	333,557	379,968
U.S. Treasury Inflation Index	8.750%	4/15/2010	321,415	314,560
U.S. Treasury Note	1.875%	11/30/2005	250,000	247,793
U.S. Treasury Note	2.000%	5/15/2006	86,250	84,828
U.S. Treasury Note	2.500%	10/31/2006	274,245	269,231
U.S. Treasury Note	3.375%	11/15/2008-10/15/2009	242,050	236,048
U.S. Treasury Note	4.000%	2/15/2014	1,051,225	1,014,761
U.S. Treasury Note	4.375%	5/15/2007	33,750	34,127
U.S. Treasury Note	5.000%	2/15/2011-8/15/2011	735,625	764,354
U.S. Treasury Note	6.500%	10/15/2006	119,075	124,061
			$10,428,454	$11,351,433

The accompanying notes are an integral part of the financial statements.

2

MassMutual Select Destination Retirement 2020 Fund — Portfolio of Investments

March 31, 2005 (Unaudited)

	Number of Shares	Market Value
MUTUAL FUNDS - 100.0%
Financial Services
MassMutual Premier Core Bond Fund, Class S	3,094,750	$33,732,775
MassMutual Premier Diversified Bond Fund, Class S(*)	2,900,904	30,894,622
MassMutual Premier Inflation Protected Bond, Class S(*)	3,231,502	33,866,137
MassMutual Premier Short-Duration Bond, Class S(*)	1,380,950	14,030,448
MassMutual Premier Small Company Opportunities Fund, Class S	839,320	13,999,852
MassMutual Select Aggressive Growth Fund, Class S(*)	4,562,378	25,001,830
MassMutual Select Focused Value Fund, Class S	778,702	13,954,342
MassMutual Select Fundamental Value Fund, Class S(*)	2,351,347	25,300,490
MassMutual Select Growth Equity Fund, Class S(*)	3,230,467	25,165,340
MassMutual Select Large Cap Value Fund, Class S(*)	2,421,300	25,254,162
MassMutual Select Mid Cap Growth Equity II Fund, Class S(*)	1,074,896	14,027,388
MassMutual Select Overseas Fund, Class S(*)	2,287,393	25,252,823
		280,480,209

TOTAL MUTUAL FUNDS
(Cost $275,391,159)(**)		280,480,209

TOTAL INVESTMENTS — 100.0%

Other Assets/(Liabilities) — 0.0%		(113,886)

NET ASSETS — 100.0%		$280,366,323

Notes to Portfolio of Investments

(*)	Non-income producing security.
(**)	See Note 3 for aggregate cost for Federal tax purposes.

1

The following represents securities, held by the underlying Funds in which the Fund invests, whose value aggregates to more than 5% of the Fund’s net assets as of March 31, 2005:

			Principal Amount	Market Value
U.S. TREASURY OBLIGATIONS
U.S. Treasury Bond	6.125%	11/15/2027-8/15/2029	$2,386,692	$2,810,520
U.S. Treasury Bond	6.875%	8/15/2025	137,655	172,822
U.S. Treasury Bond	7.125%	2/15/2023	231,420	293,289
U.S. Treasury Bond	7.500%	11/15/2016	169,932	213,132
U.S. Treasury Bond	8.875%	8/15/2017	370,461	515,288
U.S. Treasury Inflation Index	1.625%	1/15/2015	1,156,277	1,139,294
U.S. Treasury Inflation Index	1.875%	7/15/2013	2,371,029	2,412,893
U.S. Treasury Inflation Index	2.000%	1/15/2014-7/15/2014	4,655,052	4,760,135
U.S. Treasury Inflation Index	2.375%	1/15/2025	2,209,034	2,377,473
U.S. Treasury Inflation Index	3.000%	7/15/2012	2,773,317	3,054,115
U.S. Treasury Inflation Index	3.375%	1/15/2012-4/15/2032	1,397,737	1,699,228
U.S. Treasury Inflation Index	3.500%	1/15/2011	1,397,026	1,561,613
U.S. Treasury Inflation Index	3.625%	1/15/2008-4/15/2028	5,441,305	6,468,057
U.S. Treasury Inflation Index	3.875%	1/15/2009-4/15/2029	5,355,883	6,620,345
U.S. Treasury Inflation Index	4.250%	1/15/2010	1,519,536	1,730,965
U.S. Treasury Inflation Index	8.750%	4/15/2010	1,464,223	1,432,994
U.S. Treasury Note	1.875%	11/30/2005	1,050,000	1,040,730
U.S. Treasury Note	2.000%	5/15/2006	362,250	356,279
U.S. Treasury Note	2.500%	10/31/2006	1,113,829	1,093,467
U.S. Treasury Note	3.375%	11/15/2008-10/15/2009	982,410	958,219
U.S. Treasury Note	4.000%	2/15/2014	4,400,249	4,247,615
U.S. Treasury Note	4.375%	5/15/2007	141,750	143,334
U.S. Treasury Note	5.000%	2/15/2011-8/15/2011	2,400,381	2,494,122
U.S. Treasury Note	6.500%	10/15/2006	335,575	349,627
			$43,823,022	$47,945,554

The accompanying notes are an integral part of the financial statements.

2

MassMutual Select Destination Retirement 2030 Fund — Portfolio of Investments

March 31, 2005 (Unaudited)

	Number of Shares	Market Value
MUTUAL FUNDS - 100.0%
Financial Services
MassMutual Premier Diversified Bond Fund, Class S(*)	1,357,810	$14,460,681
MassMutual Premier Inflation Protected Bond, Class S(*)	1,584,578	16,606,377
MassMutual Select Aggressive Growth Fund, Class S(*)	4,474,355	24,519,467
MassMutual Select Emerging Growth Fund, Class S(*)	2,253,478	12,394,127
MassMutual Select Focused Value Fund, Class S	572,759	10,263,839
MassMutual Select Fundamental Value Fund, Class S(*)	2,498,147	26,880,061
MassMutual Select Growth Equity Fund, Class S(*)	3,432,153	26,736,473
MassMutual Select Large Cap Value Fund, Class S(*)	2,374,586	24,766,930
MassMutual Select Mid Cap Growth Equity II Fund, Class S(*)	790,618	10,317,566
MassMutual Select Overseas Fund, Class S(*)	2,430,201	26,829,419
MassMutual Select Small Company Value Fund, Class S	893,256	12,371,592
		206,146,532

TOTAL MUTUAL FUNDS
(Cost $198,732,461)(**)		206,146,532

TOTAL INVESTMENTS — 100.0%

Other Assets/(Liabilities) — 0.0%		(93,106)

NET ASSETS — 100.0%		$206,053,426

Notes to Portfolio of Investments

(*)	Non-income producing security.
(**)	See Note 3 for aggregate cost for Federal tax purposes.

1

The following represents securities, held by the underlying Funds in which the Fund invests, whose value aggregates to more than 5% of the Fund’s net assets as of March 31, 2005:

			Principal Amount	Market Value
U.S. TREASURY OBLIGATIONS
U.S. Treasury Bond	6.125%	8/15/2029	$666,645	$785,704
U.S. Treasury Bond	7.125%	2/15/2023	73,500	93,150
U.S. Treasury Inflation Index	1.625%	1/15/2015	564,038	555,753
U.S. Treasury Inflation Index	1.875%	7/15/2013	1,156,600	1,177,021
U.S. Treasury Inflation Index	2.000%	1/15/2014-7/15/2014	2,270,757	2,322,016
U.S. Treasury Inflation Index	2.375%	1/15/2025	1,077,577	1,159,743
U.S. Treasury Inflation Index	3.000%	7/15/2012	1,352,838	1,489,812
U.S. Treasury Inflation Index	3.375%	1/15/2012-4/15/2032	681,823	828,892
U.S. Treasury Inflation Index	3.500%	1/15/2011	681,476	761,762
U.S. Treasury Inflation Index	3.625%	1/15/2008-4/15/2028	2,654,295	3,155,149
U.S. Treasury Inflation Index	3.875%	1/15/2009-4/15/2029	2,612,626	3,229,436
U.S. Treasury Inflation Index	4.250%	1/15/2010	741,237	844,373
U.S. Treasury Inflation Index	8.750%	4/15/2010	714,255	699,021
U.S. Treasury Note	1.875%	11/30/2005	490,000	485,674
U.S. Treasury Note	2.000%	5/15/2006	169,050	166,263
U.S. Treasury Note	2.500%	10/31/2006	263,130	258,320
U.S. Treasury Note	3.375%	11/15/2008-10/15/2009	26,460	25,637
U.S. Treasury Note	4.000%	2/15/2014	1,024,590	989,050
U.S. Treasury Note	4.375%	5/15/2007	66,150	66,889
U.S. Treasury Note	5.000%	2/15/2011-8/15/2011	183,015	190,160
			$17,470,061	$19,283,825

The accompanying notes are an integral part of the financial statements.

2

MassMutual Select Destination Retirement 2040 Fund — Portfolio of Investments

March 31, 2005 (Unaudited)

	Number of Shares	Market Value
MUTUAL FUNDS - 100.1%
Financial Services
MassMutual Select Aggressive Growth Fund, Class S(*)	3,169,917	$17,371,147
MassMutual Select Emerging Growth Fund, Class S(*)	1,277,205	7,024,629
MassMutual Select Focused Value Fund, Class S	389,548	6,980,693
MassMutual Select Fundamental Value Fund, Class S(*)	1,633,704	17,578,654
MassMutual Select Growth Equity Fund, Class S(*)	2,244,513	17,484,753
MassMutual Select Large Cap Value Fund, Class S(*)	1,682,307	17,546,466
MassMutual Select Mid Cap Growth Equity II Fund, Class S(*)	537,719	7,017,235
MassMutual Select Overseas Fund, Class S(*)	1,589,270	17,545,536
MassMutual Select Small Company Value Fund, Class S	590,650	8,180,500
		116,729,613

TOTAL MUTUAL FUNDS
(Cost $111,532,113)(**)		116,729,613

TOTAL INVESTMENTS — 100.1%

Other Assets/(Liabilities) — (0.1%)		(65,028)

NET ASSETS — 100.0%		$116,664,585

Notes to Portfolio of Investments

(*)	Non-income producing security.
(**)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

1

Notes to Portfolio of Investments (Unaudited)

1.              The Fund

MassMutual Select Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”): MassMutual Select Strategic Bond Fund (“Strategic Bond Fund”), MassMutual Select Strategic Balanced Fund (“Strategic Balanced Fund”), MassMutual Select Diversified Value Fund (“Diversified Value Fund”), MassMutual Select Fundamental Value Fund (“Fundamental Value Fund”), MassMutual Select Value Equity Fund (“Value Equity Fund”), MassMutual Select Large Cap Value Fund (“Large Cap Value Fund”), MassMutual Select Indexed Equity Fund (“Indexed Equity Fund”), MassMutual Select Blue Chip Growth Fund (“Blue Chip Growth Fund”), MassMutual Select Large Cap Growth Fund (“Large Cap Growth Fund”),  MassMutual Select Growth Equity Fund (“Growth Equity Fund”), MassMutual Select Aggressive Growth Fund (“Aggressive Growth Fund”), MassMutual Select OTC 100 Fund (“OTC 100 Fund”), MassMutual Select Focused Value Fund (“Focused Value Fund”), MassMutual Select Small Company Value Fund (“Small Company Value Fund”),  MassMutual Select Mid Cap Growth Equity Fund (“Mid Cap Growth Equity Fund”), MassMutual Select Mid Cap Growth Equity II Fund (“Mid Cap Growth Equity II Fund”), MassMutual Select Small Cap Growth Equity Fund (“Small Cap Growth Equity Fund”), MassMutual Select Small Company Growth Fund (“Small Company Growth Fund”),  MassMutual Select Emerging Growth Fund (“Emerging Growth Fund”), MassMutual Select Overseas Fund (“Overseas Fund”), MassMutual Select Destination Retirement Income Fund (“Destination Retirement Income Fund”), MassMutual Select Destination Retirement 2010 Fund (“Destination Retirement 2010 Fund”), MassMutual Select Destination Retirement 2020 Fund (“Destination Retirement 2020 Fund”), MassMutual Select Destination Retirement 2030 Fund (“Destination Retirement 2030 Fund”) and MassMutual Select Destination Retirement 2040 Fund (“Destination Retirement 2040 Fund”).

During the reporting period, each Fund had five classes of shares: Class A, Class L, Class Y, Class S and Class N. Additionally, the Indexed Equity Fund had a sixth class of shares: Class Z. The principal economic difference among the classes is the level of service and administration fees borne by the classes. The classes of shares are offered to different types of investors, as outlined in the Trust’s Prospectus.

2.              Significant Accounting Policies

Investment Valuation

Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which provides the last reported sale price for securities listed on a national securities exchange or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter securities not so listed, the last reported bid price. Debt securities (other than short-term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term securities with a remaining maturity of sixty days or less are valued at either amortized cost or at original cost plus accrued interest, whichever approximates current market value. Shares of other funds of the Trust are valued at their net asset value as reported on each business day. All other securities and other assets, including debt securities for which the prices supplied by a pricing agent are deemed by the Trustees not to be representative of market values, including restricted securities and securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by and determined in good faith by the Trustees, although the actual calculation may be done by others. Securities are typically valued on the basis of valuations furnished by a primary pricing service or, if no such valuation is available, from a secondary pricing service. However, valuation methods approved by the Trust’s Board of Trustees which are intended to reflect fair value may be used when pricing service information is not readily available or when a security’s value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, a Fund’s value for a security is likely to be different from the last quoted market price or pricing service information.  In addition, for each of the Trust’s foreign funds, a fair value pricing service is used to assist in the pricing of foreign securities.  Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale.

Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities.  All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against U.S. dollars last quoted by any major bank.  If such quotations are not available, the rate of exchange is determined in accordance with policies established by the Trustees.

Securities Lending

Each Fund may lend its securities to qualified brokers; however, securities lending cannot exceed 33% of the total assets of the Funds taken at current value.  The loans are collateralized at all times with cash or securities with a market value at least equal to 100% of the market value of the securities on loan.  The market value of the loaned securities is determined at the close of business of the Fund and any additional collateral is delivered to the Fund the next business day.  As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.  The Funds receive compensation for lending their securities.  At March 31, 2005, the Funds loaned securities having the following market values, collateralized by cash, which was invested in short-term instruments in the following amounts:

	Securities on Loan	Collateral

Strategic Bond Fund	$3,284,118	$3,350,163
Strategic Balanced Fund	37,129,659	38,584,770
Diversified Value Fund	24,691,789	25,491,704
Fundamental Value Fund	106,307,547	110,131,740
Value Equity Fund	11,425,779	11,939,883
Large Cap Value Fund	119,870,921	123,965,638
Indexed Equity Fund	99,585,972	103,420,501
Blue Chip Growth Fund	32,786,143	33,911,035
Large Cap Growth Fund	2,822,238	2,916,931
Growth Equity Fund	49,761,336	51,297,541
Aggressive Growth Fund	57,611,441	58,945,303
OTC 100 Fund	8,792,941	9,200,731
Focused Value Fund	106,428,952	109,882,613
Small Company Value Fund	77,812,442	81,294,350
Mid Cap Growth Equity Fund	23,352,679	23,961,988
Mid Cap Growth Equity II Fund	128,719,307	133,614,966
Small Cap Growth Equity Fund	117,218,571	121,865,208
Small Company Growth Fund	17,145,718	18,438,289
Emerging Growth Fund	31,944,060	33,175,789
Overseas Fund	77,986,386	82,002,183

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker/dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date.  The Funds, through their custodian, take possession of the securities collateralizing the repurchase agreement.  The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Funds in the event of default by the seller.  Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Funds and the counterparty.  In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Funds may be delayed or limited.

Accounting for Investments

Investment transactions are accounted for on the trade date.  Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed on the specific identification cost method.  Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis.  Dividend income is recorded on the ex-dividend date.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars.  The market values of foreign currencies, foreign securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.  Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions.  The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities.

Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of dividends recorded on the books of the Funds and the amount actually received.

Forward Foreign Currency Contracts

Each Fund may enter into forward foreign currency contracts in order to hedge the effect of currency movements of foreign denominated securities or obligations. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange and interest rates. Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset.

Forward foreign currency contracts involve a risk of loss from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in foreign currency values and interest rates.

The notional or contractual amounts of these instruments represent the investments the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of open forward foreign currency contracts for the Strategic Bond Fund, Strategic Balanced Fund and Overseas Fund at March 31, 2005, is as follows:

Settlement Date	Contracts to Deliver/Receive	Units of Currency	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)

Select Strategic Bond Fund

SELLS

05/10/05	Australian Dollar	316,848	$250,310	$244,330	$5,980
05/10/05	Canadian Dollar	307,386	250,559	254,213	(3,654)
05/10/05	Euro Dollar	2,612,299	3,420,675	3,389,505	31,170
					$33,496

Select Strategic Balanced Fund

BUYS

05/10/05	Euro Dollar	2,852,301	$3,716,759	$3,702,060	$(14,699)

SELLS

05/10/05	Australian Dollar	623,795	492,798	480,722	12,076
05/10/05	Canadian Dollar	614,773	501,119	508,592	(7,473)
05/10/05	Euro Dollar	6,288,537	8,288,424	8,162,020	126,404
					$131,007

Select Overseas Fund

BUYS

04/01/05	British Pound Sterling	257,154	$482,186	$484,018	$1,832
04/01/05	Japanese Yen	67,327,462	626,401	629,847	3,446
04/04/05	Japanese Yen	36,301,886	338,269	339,603	1,334
					$6,612

SELLS

04/04/05	Swiss Franc	289,557	242,246	242,206	40
11/16/05	Swiss Franc	19,800,000	17,077,799	16,845,118	232,681
11/17/05	Swiss Franc	11,400,000	9,857,328	9,699,529	157,799
11/22/05	Swiss Franc	8,500,000	7,419,045	7,235,179	183,866
12/07/05	Swiss Franc	6,000,000	5,354,752	5,113,707	241,045
04/01/05	Euro Dollar	199,085	257,417	257,947	(530)
04/04/05	Euro Dollar	569,565	738,171	737,962	209
04/01/05	British Pound Sterling	209,265	392,457	393,882	(1,425)
07/13/05	British Pound Sterling	8,400,000	15,117,480	15,789,833	(672,353)
07/14/05	British Pound Sterling	8,300,000	15,020,510	15,601,300	(580,790)
11/28/05	British Pound Sterling	4,200,000	7,748,160	7,860,751	(112,591)
12/07/05	British Pound Sterling	4,100,000	7,791,640	7,671,878	119,762
12/12/05	British Pound Sterling	3,400,000	6,454,900	6,361,256	93,644
					$(338,643)

Delayed Delivery Transactions, When Issued Securities, and Forward Commitments

Each Fund may purchase or sell securities on a “when issued” or delayed delivery or on a forward commitment basis. The Funds use forward commitments to manage interest rate exposure or as a temporary substitute for purchasing or selling particular debt securities. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. These securities are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by and determined in good faith by the Trustees, although the actual calculation may be done by others. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the value of these securities. When a forward commitment contract is closed or the when-issued or delayed delivery security is received, the Funds record a realized gain or loss equal to the difference between the value of the contract or security at the time it was opened or purchased and the value of the contract or the security at the time it was extinguished or received. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors. The Funds monitor exposure to ensure counterparties are creditworthy and concentration of exposure is minimized.

At March 31, 2005, the Strategic Bond Fund and the Strategic Balanced Fund had the following delayed delivery securities:

Forward Commitment Contracts	Aggregate Face Value of Contracts	Cost	Market Value	Unrealized Depreciation
Strategic Bond Fund
Buys
FHLMC TBA
5.0% 04/01/2020	$400,000	$400,875	$399,937	$(938)
5.5% 04/01/2020	300,000	306,516	305,836	(680)
FNMA TBA
4.5% 04/01/2035	200,000	192,831	188,580	(4,251)
5.5% 04/01/2035	400,000	400,719	400,594	(125)
6.0% 04/01/2035	1,300,000	1,332,703	1,328,234	(4,469)
6.5% 04/01/2035	1,300,000	1,353,320	1,348,953	(4,367)
GNMA TBA
5.0% 04/01/2035	1,500,000	1,481,250	1,479,141	(2,109)
6.0% 04/01/2035	3,100,000	3,184,453	3,182,586	(1,867)
6.5% 04/01/2035	900,000	941,312	939,375	(1,937)

				$(20,743)

Sells
FNMA TBA
4.5% 04/01/2035	$100,000	$96,415	$94,290	$(2,125)
4.5% 04/01/2035	100,000	96,416	94,290	(2,126)

				$(4,251)
Strategic Balanced Fund
Buys
FHLMC TBA
5.0% 04/01/2020	$1,600,000	$1,603,500	$1,599,750	$(3,750)
FNMA TBA
4.5% 04/01/2035	900,000	864,422	848,610	(15,812)
6.0% 04/01/2035	3,800,000	3,898,195	3,882,531	(15,664)
6.5% 04/01/2035	2,700,000	2,810,742	2,801,672	(9,070)
GNMA TBA
6.0% 04/01/2035	2,000,000	2,054,063	2,053,281	(782)

				$(45,078)
Sells
FNMA TBA
4.5% 04/01/2035	$400,000	$384,188	$377,160	$(7,028)
4.5% 04/01/2035	500,000	480,234	471,450	(8,784)

				$(15,812)

Financial Futures Contracts

The Funds may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or as a substitute for the purchase of securities.  Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield.  Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected.  Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract.  Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains or losses.  When the contract is closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

A summary of open futures contracts for the Strategic Bond Fund, Indexed Equity Fund, OTC 100 Fund and Strategic Balanced Fund, at March 31, 2005, is as follows:

Number of Contracts	Type	Expiration Date	Notional Contract Value	Unrealized Appreciation/ (Depreciation)

Strategic Bond Fund
BUYS
80	90 Day Euro	09/19/05	$19,205,381	$(77,107)
76	U.S. Treasury Note 5 year	06/30/05	8,139,125	(23,325)
				$(100,432)
SELLS
22	U.S. Long Bond	06/30/05	2,450,250	(11,969)
42	U.S. Treasury Note 10 year	06/30/05	4,589,156	8,923
				$(3,046)
Strategic Balanced Fund
BUYS
17	90 Day Euro	06/13/05	$4,100,613	$(11,698)
198	90 Day Euro	09/19/05	47,532,376	(307,741)
2	90 Day Euro	12/19/05	478,825	(3,685)
				$(323,124)

SELLS
37	90 Day Libor	09/21/05	8,267,355	7,485
62	U.S. Long Bond	06/30/05	6,905,250	(32,185)
12	U.S. Treasury Note 5 year	06/30/05	1,285,125	503
21	U.S. Treasury Note 10 year	06/30/05	2,294,578	(19,918)
				$(44,115)

Indexed Equity Fund
BUYS
88	S&P 500 Index	06/17/05	$26,045,800	$(557,138)

OTC 100 Fund
BUYS
33	NASDAQ 100 Index	07/17/05	$976,060	$(5,324)

Options

The Funds may purchase put and call options.  By purchasing a put option, a Fund obtains the right (but not the obligation) to sell the instrument underlying the option at a fixed strike price.  In return for this right, a Fund pays the current market price for the option (known as the option premium).  Options have various types of underlying instruments, including specific securities, indexes of securities, indexes of security prices, indexes of interest rates and futures contracts.  A Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option.  A Fund may also close out a put option position by entering into an offsetting transactions, if a liquid market exists.  If the option is allowed to expire, a Fund will lose the entire premium it paid.  Premiums paid for purchasing options which expire are treated as realized losses. If a Fund exercises a put option on a security, it will sell the instrument underlying the option at the strike price.  If a Fund exercises an option on an index, settlement is in cash and does not involve the actual sale of securities.

The buyer of a typical put option can expect to realize a gain if the price of the underlying instrument falls substantially.  However, if the price of the instrument underlying the option does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the instrument underlying the option at the option’s strike price.  A call buyer typically attempts to participate in potential price increases of the instrument underlying the option with risk limited to the cost of the option if security prices fall.  At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.  See the Schedule of Investments of the Strategic Bond Fund and Strategic Balanced Fund for open purchased option contracts as of March 31, 2005.

The Funds may also “write” put and call options.  When a Fund writes a put option, it takes the opposite side of the transaction from the option’s purchaser.  In return for receipt of the premium, a Fund assumes the obligation to pay the strike price for the instrument underlying the option if the other party to the option chooses to exercise it.  A fund may seek to terminate its position in a put option it writes before exercise by purchasing an offsetting option in the market at its current price.  If the market is not liquid for a put option a Fund has written, however, a Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to post margin as discussed below.

If the price of the underlying instrument rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received.  If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price.  If security prices fall, the put writer would expect to suffer a loss.  This loss should be less than the loss from purchasing and holding the underlying instrument directly, however, because the premium received for writing the option should offset a portion of the decline.

Writing a call option obligates a Fund to sell or deliver the option’s underlying instrument in return for the strike price upon exercise of the option.  The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall.  Through receipt of the option premium a call writer offsets part of the effect of a price increase.  At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security  price increases.

The writer of an exchange traded put or call option on a security, an index of securities or a futures contract is required to deposit cash or securities or a letter of credit as margin and to make mark to market payments of variation margin as the position becomes unprofitable. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investments to determine the realized gain or loss.

A summary of open written option contracts for the Strategic Bond Fund and the Strategic Balanced Fund at March 31, 2005, is as follows:

Strategic Bond Fund

Notional Amount	Expiration Date	Description	Premiums	Market Value
5,000	5/20/05	Call – U.S. 5 Year Future Options, June 2005, Strike @ $108.50	$1,819	$547

5,000	5/20/05	Put – U.S. 5 Year Future Options, June 2005, Strike @ $107.50	2,475	3,984

7,000	4/22/05	Call – U.S. 10 Year Future Options, May 2005, Strike @ $110.00	3,121	1,969

3,000	5/20/05	Call – U.S. 10 Year Future Options, June 2005, Strike @ $114.00	1,313	47

7,000	5/20/05	Call – U.S. 10 Year Future Options, June 2005, Strike @ $112.00	3,824	547

4,000	5/20/05	Call – U.S. 10 Year Future Options, June 2005, Strike @ $111.00	1,746	875

11,000	5/20/05	Put – U.S. 10 Year Future Options, June 2005, Strike @ $107.00	5,539	2,234

10,000	5/20/05	Put – U.S. 10 Year Future Options, June 2005, Strike @ $108.00	4,950	4,063

1,000	5/20/05	Put – U.S. 10 Year Future Options, June 2005, Strike @ $109.00	495	734

11,000	8/26/05	Call – U.S. 10 Year Future Options, September 2005, Strike @ $111.00	7,648	7,563

2,000	5/20/05	Call – U.S. Bond Future Options, June 2005, Strike @ $118.00	1,349	63

6,000	5/20/05	Call – U.S. Bond Future Options, June 2005, Strike @ $115.00	6,720	1,406

3,000	5/20/05	Call – U.S. Bond Future Options, June 2005, Strike @ $113.00	2,016	2,063

2,000	5/20/05	Put – U.S. Bond Future Options, June 2005, Strike @ $108.00	1,224	719

2,000	5/20/05	Put – U.S. Bond Future Options, June 2005, Strike @ $114.00	2,678	6,031

4,000	5/20/05	Put – U.S. Bond Future Options, June 2005, Strike @ $111.00	5,714	4,813

3,000	8/26/05	Call – U.S. Bond Future Options, September 2005, Strike @ $115.00	2,188	2,625

			$54,819	$40,283

Transactions in options written during the period ended March 31, 2005  were as follows:

	Number of Contracts	Premiums Received

Options outstanding at December 31, 2004	—	$—
Options written	100	64,344
Options terminated in closing purchase transactions	(14)	(9,525)

Options outstanding at March 31, 2005	86	$54,819

Strategic Balanced Fund

Notional Amount	Expiration Date	Description	Premiums	Market Value

$1,600,000	8/08/05	Call - OTC Interest Rate Swap - Agreement with JP Morgan Chase & Co. to receive the notional amount multiplied by 3.943% and to pay the notional amount multiplied by the 3 month LIBOR.	$6,480	$16,371

12,000	5/20/05	Call – U.S. 5 Year Future Options, June 2005, Strike @ $108.50	$4,409	$1,312

14,000	5/20/05	Put – U.S. 5 Year Future Options, June 2005, Strike @ $107.50	6,821	11,156

14,000	4/22/05	Call – U.S. 10 Year Future Options, May 2005, Strike @ $110.00	6,243	3,937

10,000	5/20/05	Call – U.S. 10 Year Future Options, June 2005, Strike @ $114.00	4,544	156

24,000	5/20/05	Call – U.S. 10 Year Future Options, June 2005, Strike @ $113.00	18,911	750

14,000	5/20/05	Call – U.S. 10 Year Future Options, June 2005, Strike @ $112.00	7,602	1,094

8,000	5/20/05	Call – U.S. 10 Year Future Options, June 2005, Strike @ $111.00	3,491	1,750

22,000	5/20/05	Call – U.S. 10 Year Future Options, June 2005, Strike @ $107.00	11,078	4,469

30,000	5/20/05	Put – U.S. 10 Year Future Options, June 2005, Strike @ $108.00	17,069	12,187

2,000	5/20/05	Put – U.S. 10 Year Future Options, June 2005, Strike @ $109.00	990	1,469

22,000	8/26/05	Call – U.S. 10 Year Future Options, September 2005, Strike @ $111.00	15,015	15,125

4,000	5/20/05	Call – U.S. Long Bond, June 2005, Strike @ $118.00	2,699	125

13,000	5/20/05	Call – U.S. Bond Future Options, June 2005, Strike @ $115.00	14,138	3,047

6,000	5/20/05	Call – U.S. Bond Future Options, June 2005, Strike @ $113.00	4,033	4,125

18,000	5/20/05	Put – U.S. Bond Future Options, June 2005, Strike @ $108.00	21,879	6,469

2,000	5/20/05	Put – U.S. Bond Future Options, June 2005, Strike @ $114.00	2,678	6,031

8,000	5/20/05	Put – U.S. Bond Future Options, June 2005, Strike @ $111.00	11,429	9,625

7,000	8/26/05	Call – U.S. Bond Future Options, September 2005, Strike @ $115.00	5,043	6,125

			$164,552	$105,323

Transactions in options written during the period ended March 31, 2005  were as follows:

	Number of Contracts	Premiums Received

Options outstanding at December 31, 2004	282	$246,107
Options written	1,600,245	168,756
Options terminated in closing purchase transactions	(249)	(250,311)

Options outstanding at March 31, 2005	1,600,278	$164,552

Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options.  Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Trust.

Swaps

The Funds may engage in swap transactions, including, but not limited to, interest rate, currency, credit default, indices, basket, specific security and commodity swaps, interest rate caps, floors and collars and options on swaps (collectively defined as “swap transactions”).

Each Fund may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining that return or spread through purchases and/or sales of instruments in cash markets, to protect against currency fluctuation, as a duration management technique, to protect against any increase in the price of securities a Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.  A Fund will not sell interest rate caps, floors or collars if it does not own securities with coupons which provide the interest that a Fund may be required to pay.

Swap agreements are two-party contracts entered into primarily by institutional counterparties for periods ranging from a few weeks to several years.  In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) that would be earned or realized on specified notional investments or instruments.  The gross returns to be exchanged or “swapped” between the parties are calculated by reference to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or commodity, or in a “basket” of securities representing a particular index.  The purchaser of an interest rate cap or floor, upon payment of a fee, has the right to receive payments (and the seller of the cap is obligated to make payments) to the extent a specified interest rate exceeds (in the case of a cap) or is less than (in the case of a floor) a specified level over a specified period of time or at specified dates.  The purchase of an interest rate collar, upon payment of a fee, has the right to receive payments (and the seller of the collar is obligated to make payments) to the extent that a specified interest rate falls outside an agreed upon range over a specified period of time or at specified dates.  The purchase of an option on an interest rate swap, upon payment of a fee (either at the time of purchase or in the form of higher payments or lower receipts within an interest rate swap transaction) has the right, but not the obligation, to initiate a new swap transaction of a pre-specified notional amount with pre-specified terms with the seller of the option as the counterparty.

The amount of a Fund’s potential gain or loss on any swap transaction is not subject to any fixed limit.  Nor is there any fixed limit on a Fund’s potential loss if it sells a cap or collar.  If the Fund buys a cap, floor or collar, however, the Fund’s potential loss is limited to the amount of the fee that it has paid.  When measured against the initial amount of cash required to initiate the transaction, which is typically zero in the case of most conventional swap transactions, swaps, caps, floors and collars tend to be more volatile than many other types of instruments.

The Funds will maintain cash or liquid assets in an amount sufficient at all times to cover its current obligations under its swap transactions, caps, floors and collars.  If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of a Fund’s accrued obligations under the swap agreement over the accrued amount a Fund is entitled to receive under the agreement.  If a Fund enters into a swap agreement on other than a net basis, or sells a cap, floor or collar, it will segregate assets with a daily value at least equal to the full amount of a Fund’s accrued obligation under the agreement.

During the term of a swap, cap, floor or collar, changes in the value of the instrument are recognized as unrealized gains or losses by marking to market to reflect the market value of the instrument.  When the instrument is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the contract.

A summary of open swap agreements for the Strategic Balanced Fund at March 31, 2005, is as follows:

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
Credit Default Swaps
180,000	3/20/15	Agreement with Deutsche Bank AG dated 1/12/05 to receive 0.36% per year times the notional amount. The Fund makes payment only upon a default event of Apache Corp., 6.25%, due 4/15/12.	$(429)
100,000	3/21/15	Agreement with Deutsche Bank AG dated 1/31/05 to receive 2.93% per year times the notional amount. The Fund makes payment only upon a default event of Ford Motor Company Debt Obligation, 7.45%, due 7/16/31.	(5,960)
100,000	3/20/15	Agreement with Deutsche Bank AG dated 1/31/05 to receive 3.51% per year times the notional amount. The Fund makes payment only upon a default event of General Motors Debt Obligation, 8.375%, due 7/15/33.	(211)
400,000	12/20/09	Agreement with Deutsche Bank AG dated 11/01/04 to receive 0.215% per year times the notional amount. The Fund makes payment only upon a default event of FNMA Senior Debt, 6.00%, due 5/15/2011.	(682)
450,000	4/20/05	Agreement with Deutsche Bank AG dated 11/02/04 to pay 3.75% per year times the notional amount. The Fund receives payment only upon a default event of an entity within the Dow Jones CDX.NA.HY Index.	(1,407)

45,000	1/25/35	Agreement with Deutsche Bank AG dated 2/18/05 to pay 1.25% per year times the notional amount. The Fund receives payment only upon a default event of Fremont Home Loan Trust, Series 2005-A, Class M8.	—
45,000	2/25/35	Agreement with Deutsche Bank AG dated 2/18/05 to pay 1.25% per year times the notional amount. The Fund receives payment only upon a default event of Long Beach Mortgage Loan Trust, Series 2005-1, Class M8.	—
45,000	12/25/34	Agreement with Deutsche Bank AG dated 2/18/05 to pay 1.25% per year times the notional amount. The Fund receives payment only upon a default event of MASTR Asset Backed Securities, Series 2005-NC1, Class M8.	—
45,000	2/25/35	Agreement with Deutsche Bank AG dated 2/18/05 to pay 1.30% per year times the notional amount. The Fund receives payment only upon a default event of ACE Securities Corp., Series 2005-HE1, Class M8.	—
45,000	9/25/35	Agreement with Deutsche Bank AG dated 2/18/05 to pay 1.30% per year times the notional amount. The Fund receives payment only upon a default event of Merrill Lynch Mortgage Investors, Inc., Series 2005-WMC1, Class B2.	—
45,000	10/25/35	Agreement with Deutsche Bank AG dated 2/18/05 to pay 1.30% per year times the notional amount. The Fund receives payment only upon a default event of Merrill Lynch Mortgage Investors, Series 2005-NC1, Class B2.	—
45,000	1/25/35	Agreement with Deutsche Bank AG dated 2/18/05 to pay 1.30% per year times the notional amount. The Fund receives payment only upon a default event of Morgan Stanley Capital I Trust, Series 2005-WMC1, Class B2.	—
45,000	3/25/35	Agreement with Deutsche Bank AG dated 2/18/05 to pay 1.30% per year times the notional amount. The Fund receives payment only upon a default event of New Century Home Equity Loan Trust, Series 2005-1, Class M8.	—
45,000	6/25/35	Agreement with Deutsche Bank AG dated 2/18/05 to pay 1.35% per year times the notional amount. The Fund receives payment only upon a default event of Novastar Home Equity Loan Trust, Series 2005-1, Class B2.	—
45,000	1/25/36	Agreement with Deutsche Bank AG dated 2/18/05 to pay 1.35% per year times the notional amount. The Fund receives payment only upon a default event of Park Place Securities, Inc., Series 2005-WCH1, Class M8.	—
45,000	11/25/34	Agreement with Deutsche Bank AG dated 2/18/05 to pay 1.40% per year times the notional amount. The Fund receives payment only upon a default event of Argent Securities, Inc., Series 2004-W11, Class M9.	—
45,000	11/25/34	Agreement with Deutsche Bank AG dated 2/18/05 to pay 1.40% per year times the notional amount. The Fund receives payment only upon a default event of Finance America Mortgage Loan, Series 2004-3, Class M8.	—
45,000	1/25/35	Agreement with Deutsche Bank AG dated 2/18/05 to pay 1.40% per year times the notional amount. The Fund receives payment only upon a default event of People’s Choice Home Loan Securities Trust, Series 2005-1, Class B2.	—
45,000	6/25/35	Agreement with Deutsche Bank AG dated 2/18/05 to pay 1.45% per year times the notional amount. The Fund receives payment only upon a default event of Aames Mortgage Investment Trust, Series 2005-1, Class M8.	—
45,000	3/25/35	Agreement with Deutsche Bank AG dated 2/18/05 to pay 1.45% per year times the notional amount. The Fund receives payment only upon a default event of Aegis Asset Backed Securities Trust, Series 2005-1, Class B2.	—
45,000	2/25/35	Agreement with Deutsche Bank AG dated 2/18/05 to pay 2.20% per year times the notional amount. The Fund receives payment only upon a default event of ACE Securities Corp., Series 2005-HE1, Class M9.	—
45,000	1/25/35	Agreement with Deutsche Bank AG dated 2/18/05 to pay 2.20% per year times the notional amount. The Fund receives payment only upon a default event of Fremont Home Loan Trust, Series 2005-A, Class M9.	—
45,000	12/25/34	Agreement with Deutsche Bank AG dated 2/18/05 to pay 2.20% per year times the notional amount. The Fund receives payment only upon a default event of MASTR Asset Backed Securities, Series 2005-NC1, Class M9.	—

45,000	6/25/35	Agreement with Deutsche Bank AG dated 2/18/05 to pay 2.25% per year times the notional amount. The Fund receives payment only upon a default event of Aames Mortgage Investment Trust, Series 2005-1, Class M9.	—
45,000	3/25/35	Agreement with Deutsche Bank AG dated 2/18/05 to pay 2.25% per year times the notional amount. The Fund receives payment only upon a default event of Aegis Asset Backed Securities Trust, Series 2005-1, Class B3.	—
45,000	11/25/34	Agreement with Deutsche Bank AG dated 2/18/05 to pay 2.25% per year times the notional amount. The Fund receives payment only upon a default event of Argent Securities, Inc., Series 2004-W11, Class M10.	—
45,000	11/25/34	Agreement with Deutsche Bank AG dated 2/18/05 to pay 2.25% per year times the notional amount. The Fund receives payment only upon a default event of Finance America Mortgage Loan, Series 2004-3, Class M9.	—
45,000	2/25/35	Agreement with Deutsche Bank AG dated 2/18/05 to pay 2.25% per year times the notional amount. The Fund receives payment only upon a default event of Long Beach Mortgage Loan Trust, Series 2005-1, Class M9.	—
45,000	10/25/35	Agreement with Deutsche Bank AG dated 2/18/05 to pay 2.25% per year times the notional amount. The Fund receives payment only upon a default event of Merrill Lynch Mortgage Investors, Series 2005-NC1, Class B3.	—
45,000	9/25/35	Agreement with Deutsche Bank AG dated 2/18/05 to pay 2.25% per year times the notional amount. The Fund receives payment only upon a default event of Merrill Lynch Mortgage Investors, Series 2005-WMC1, Class B3.	—
45,000	1/25/35	Agreement with Deutsche Bank AG dated 2/18/05 to pay 2.25% per year times the notional amount. The Fund receives payment only upon a default event of Morgan Stanley Capital I, Series 2005-WMC1, Class B3.	—
45,000	3/25/35	Agreement with Deutsche Bank AG dated 2/18/05 to pay 2.25% per year times the notional amount. The Fund receives payment only upon a default event of New Century Home Equity Loan Trust, Series 2005-1, Class M9.	—
45,000	6/25/35	Agreement with Deutsche Bank AG dated 2/18/05 to pay 2.25% per year times the notional amount. The Fund receives payment only upon a default event of Novastar Home Equity Loan Trust, Series 2005-1, Class B3.	—
45,000	1/25/36	Agreement with Deutsche Bank AG dated 2/18/05 to pay 2.25% per year times the notional amount. The Fund receives payment only upon a default event of Park Place Securities, Inc., Series 2005-WCH1, Class M9.	—
45,000	1/25/35	Agreement with Deutsche Bank AG dated 2/18/05 to pay 2.25% per year times the notional amount. The Fund receives payment only upon a default event of People’s Choice Home Loan Securities Trust, Series 2005-1, Class B3.	—
200,000	12/21/05	Agreement with Deutsche Bank AG dated 2/18/05 to receive 1.75% per year times the notional amount. The Fund makes payment only upon a default event of General Motors Acceptance Corp., 6.75%, due 12/1/14.	—
100,000	3/20/10	Agreement with Deutsche Bank AG dated 2/2/05 to receive 1.25% per year times the notional amount. The Fund makes payment only upon a default event of Eastman Kodak Co. Debt Obligation, 7.25%, due 11/15/13.	(87)
2,000,000	4/22/05	Agreement with Deutsche Bank AG dated 3/30/04 to receive 4.30% per year times the notional amount. The Fund makes payment only upon a default event of an entity within the Dow Jones CDX.NA.IG Index.	55,234
300,000	4/6/05	Agreement with Goldman Sachs dated 1/27/05 to pay 1.05% per year times the notional amount . The Fund receives payment only upon a default event of an entity within the Dow Jones CDX.NA.IG Index.	317
300,000	12/20/09	Agreement with Goldman Sachs dated 10/14/04 to receive 4.00% per year times the notional amount. The Fund makes payment only upon a default event of an entity within the Dow Jones CDX.NA.HY Index.	344
200,000	3/20/10	Agreement with Goldman Sachs dated 10/18/04 to receive 0.50% per year times the notional amount. The Fund makes payment only upon a default event of an entity within the Dow Jones CDX.NA.IG Index.	1,401
200,000	3/20/15	Agreement with Goldman Sachs dated 10/18/04 to receive 0.70% per year times the notional amount. The Fund makes payment only upon a default event of an entity within the Dow Jones CDX.NA.IG Index.	2,466

100,000	12/20/09	Agreement with Goldman Sachs dated 10/20/04 to receive 4.00% per year times the notional amount. The Fund makes payment only upon a default event of an entity within the Dow Jones CDX.NA.HY Index.	115
70,000	4/6/05	Agreement with Goldman Sachs dated 11/29/04 to pay 4.00% per year times the notional amount. The Fund receives payment only upon a default event of an entity within the Dow Jones CDX.NA.HY Index.	(80)
200,000	4/11/05	Agreement with Goldman Sachs dated 2/18/05 to pay 1.05% per year times the notional amount. The Fund receives payment only upon a default event of an entity within the Dow Jones CDX.NA.IG Index.	265
1,500,000	4/11/05	Agreement with Goldman Sachs dated 3/1/05 to pay 1.05% per year times the notional amount. The Fund receives payment only upon a default event of an entity within the Dow Jones CDX.NA.IG Index.	1,985
Interest Rate Swaps
4,820,000	1/14/07	Agreement with Deutsche Bank AG dated 1/12/05 to receive the notional amount multiplied by 3.571% and to pay the notional amount multiplied by the 3 month Floating Rate LIBOR.	(46,144)
4,170,000	1/10/06	Agreement with Deutsche Bank AG dated 1/6/05 to receive the notional amount multiplied by 3.754% and to pay the notional amount multiplied by the 3 month Floating Rate LIBOR.	(64,990)
980,000	5/9/05	Agreement with Deutsche Bank AG dated 3/1/05 to receive the notional amount multiplied by 5.168% and to pay the notional amount multiplied by the 3 month Floating Rate LIBOR.	(14,633)
1,200,000	10/18/14	Agreement with Goldman Sachs dated 10/14/04 to pay the notional amount multiplied by 4.4915% and to receive the notional amount multiplied by the 3 month Floating Rate LIBOR.	39,295
			$(33,201)

Foreign Securities

The Overseas Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities, subject to certain percentage restrictions. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

3.              Federal Income Tax Information

At March 31, 2005, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a Federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Strategic Bond Fund	$57,666,468	$70,063	$(564,501)	$(494,438)
Strategic Balanced Fund	291,129,255	12,001,364	(9,478,336)	2,523,028
Diversified Value Fund	191,385,250	42,188,490	(6,645,861)	35,542,629
Fundamental Value Fund	908,768,915	136,733,845	(17,590,826)	119,143,019
Value Equity Fund	93,441,348	11,392,471	(2,276,406)	9,116,065
Large Cap Value Fund	1,158,435,488	227,173,645	(28,330,122)	198,843,523
Indexed Equity Fund	1,820,060,830	301,482,604	(243,226,270)	58,256,334

Blue Chip Growth Fund	417,524,505	44,907,736	(34,416,218)	10,491,518
Large Cap Growth Fund	29,369,982	2,729,650	(738,073)	1,991,577
Growth Equity Fund	856,596,443	72,431,655	(24,677,369)	47,754,286
Aggressive Growth Fund	487,630,233	37,023,838	(14,455,788)	22,568,050
OTC 100 Fund	68,579,631	8,675,211	(4,634,549)	4,040,662
Focused Value Fund	795,827,389	147,952,304	(6,357,363)	141,594,941
Small Company Value Fund	533,897,072	83,333,789	(12,229,717)	71,104,072
Mid Cap Growth Equity Fund	137,335,488	31,180,365	(1,981,977)	29,198,388
Mid Cap Growth Equity II Fund	910,649,109	180,777,787	(32,952,948)	147,824,839
Small Cap Growth Equity Fund	514,758,928	101,373,335	(18,026,466)	83,346,869
Small Company Growth Fund	175,665,646	8,303,208	(15,582,311)	(7,279,103)
Emerging Growth Fund	152,788,561	13,750,834	(7,537,453)	6,213,381
Overseas Fund	649,973,148	105,320,627	(4,481,070)	100,839,557
Destination Retirement Income Fund	205,831,563	2,892,430	(2,186,705)	705,725
Destination Retirement 2010 Fund	49,360,987	277,191	(463,694)	(186,503)
Destination Retirement 2020 Fund	275,391,159	7,085,206	(1,996,156)	5,089,050
Destination Retirement 2030 Fund	198,732,461	7,699,530	(285,459)	7,414,071
Destination Retirement 2040 Fund	111,532,113	5,197,500	—	5,197,500

4. Investment in Affiliated Issuers

A summary of the Fund’s transactions in the securities of these issuers during the period ended March 31, 2005:

	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	Dividend Income	Net Realized Gain/Loss
Destination Retirement Income Fund
Premier Core Bond Fund, Class S	$34,451,963	$3,954,385	$966,576	$37,200,367	$—	$—
Premier Diversified Bond Fund, Class S	34,451,875	3,921,063	927,702	37,167,779	—	—
Premier Inflation-Protected Bond Fund, Class S	36,182,203	4,106,791	659,308	39,422,297	—	—
Premier Money Market Fund, Class S	9,581,726	1,104,394	363,844	10,304,995	42,977	—
Premier Short-Duration Bond Fund, Class S	28,725,042	3,296,710	871,316	30,945,442	—	—
Premier Small Company Opportunities Fund, Class S	11,501,994	1,885,718	458,874	12,351,184	—	—
Select Growth Equity Fund, Class S	13,468,033	1,793,296	683,759	14,390,048	—	—
Select Large Cap Value Fund, Class S	13,479,934	1,631,521	621,917	14,440,838	—	—
Select Overseas Fund, Class S	9,798,316	1,036,163	528,983	10,314,337	—	—
Totals	$191,641,086	$22,730,041	$6,082,279	$206,537,287	$42,977	$—

	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	Dividend Income	Net Realized Gain/Loss
Destination Retirement 2010 Fund
Premier Core Bond Fund, Class S	$5,642,168	$1,856,967	$58,639	$7,383,616	$—	$—
Premier Diversified Bond Fund, Class S	5,653,289	1,851,059	62,544	7,377,148	—	—
Premier Inflation-Protected Bond Fund, Class S	5,692,847	1,839,546	74,981	7,412,807	—	—
Premier Money Market Fund, Class S	1,865,372	671,417	75,465	2,454,432	37,269	—
Premier Short-Duration Bond Fund, Class S	3,748,042	1,256,417	53,309	4,913,699	—	—
Premier Small Company Opportunities Fund, Class S	2,383,755	740,318	51,768	2,941,790	—	—
Select Fundamental Value Fund, Class S	1,938,331	632,259	99,367	2,461,294	—	—
Select Growth Equity Fund, Class S	4,205,878	1,393,529	146,039	5,385,921	—	—
Select Large Cap Value Fund, Class S	2,318,390	730,470	86,731	2,948,144	—	—
Select Mid Cap Growth Equity II Fund, Class S	1,975,558	589,329	54,572	2,456,314	—	—
Select Overseas Fund, Class S	2,791,585	827,530	176,680	3,439,319	—	—
Totals	$38,215,215	$12,388,841	$940,095	$49,174,484	$37,269	$—

	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	Dividend Income	Net Realized Gain/Loss
Destination Retirement 2020 Fund
Premier Core Bond Fund, Class S	$29,341,764	$5,208,474	$587,574	$33,732,775	$—	$—
Premier Diversified Bond Fund, Class S	27,052,746	4,614,088	530,298	30,894,622	—	—
Premier Inflation-Protected Bond Fund, Class S	29,641,480	5,013,063	602,762	33,866,137	—	—
Premier Short-Duration Bond Fund, Class S	12,127,741	2,315,504	314,963	14,030,448	—	—
Premier Small Company Opportunities Fund, Class S	13,692,849	1,799,578	795,016	13,999,852	—	—
Select Aggressive Growth Fund, Class S	24,069,988	3,835,601	514,177	25,001,830	—	—
Select Focused Value Fund, Class S	12,998,250	1,662,869	494,031	13,954,342	—	—
Select Fundamental Value Fund, Class S	23,410,772	3,390,030	1,408,706	25,300,490	—	—
Select Growth Equity Fund, Class S	22,517,743	3,885,890	913,453	25,165,340	—	—
Select Large Cap Value Fund, Class S	23,317,509	3,184,156	1,150,330	25,254,162	—	—
Select Mid Cap Growth Equity II Fund, Class S	13,686,368	1,635,251	922,737	14,027,388	—	—
Select Overseas Fund, Class S	24,650,114	2,976,149	2,347,642	25,252,823	—	—
Totals	$256,507,324	$39,520,653	$10,581,689	$280,480,209	$—	$—

	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	Dividend Income	Net Realized Gain/Loss
Destination Retirement 2030 Fund
Premier Diversified Bond Fund, Class S	$12,995,343	$1,834,671	$273,085	$14,460,681	$—	$—
Premier Inflation-Protected Bond Fund, Class S	14,913,400	2,090,632	323,737	16,606,377	—	—
Select Aggressive Growth Fund, Class S	24,196,233	3,173,695	547,147	24,519,467	—	—
Select Emerging Growth Fund, Class S	12,060,216	1,577,798	145,900	12,394,127	—	—
Select Focused Value Fund, Class S	9,796,857	927,350	311,136	10,263,839	—	—
Select Fundamental Value Fund, Class S	25,519,312	2,518,634	1,063,310	26,880,061	—	—
Select Growth Equity Fund, Class S	24,481,204	3,362,866	783,437	26,736,473	—	—
Select Large Cap Value Fund, Class S	23,463,713	2,122,075	732,818	24,766,930	—	—
Select Mid Cap Growth Equity II Fund, Class S	10,334,083	819,768	562,082	10,317,566	—	—
Select Overseas Fund, Class S	26,887,171	2,131,396	2,168,372	26,829,419	—	—
Select Small Company Value Fund, Class S	12,543,108	1,113,688	797,871	12,371,592	—	—
Totals	$197,190,640	$21,672,573	$7,708,895	$206,146,532	$—	$—

	Value, beginning of period	Purchases	Sales Proceeds	Value, end of Period	Dividend Income	Net Realized Gain/Loss
Destination Retirement 2040 Fund
Select Aggressive Growth Fund, Class S	$16,807,065	$2,901,390	$717,475	$17,371,147	$—	$—
Select Emerging Growth Fund, Class S	6,654,415	1,186,197	206,809	7,024,629	—	—
Select Focused Value Fund, Class S	6,508,216	879,942	310,509	6,980,693	—	—
Select Fundamental Value Fund, Class S	16,313,290	2,215,749	898,238	17,578,654	—	—
Select Growth Equity Fund, Class S	15,598,924	2,846,224	760,711	17,484,753	—	—
Select Large Cap Value Fund, Class S	16,253,923	2,026,292	681,798	17,546,466	—	—
Select Mid Cap Growth Equity II Fund, Class S	6,893,672	774,162	470,999	7,017,235	—	—
Select Overseas Fund, Class S	17,231,868	1,935,405	1,615,949	17,545,536	—	—
Select Small Company Value Fund, Class S	8,140,886	980,529	627,517	8,180,500	—	—
Totals	$110,402,259	$15,745,890	$6,290,005	$116,729,613	$—	$—

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MassMutual Select Funds

By	/s/ Frederick C. Castellani
Frederick C. Castellani, President and Principal Executive Officer

Date	May 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Frederick C. Castellani
Frederick C. Castellani, President and Principal Executive Officer

Date	May 24, 2005

By	/s/ James S. Collins
James S. Collins, Treasurer and Principal Financial Officer

Date	May 24, 2005